UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D. C. 20549

FORM N-CSRS

Investment Company Act file number:  811-05970

Cash Account Trust
 (Exact Name of Registrant as Specified in Charter)

345 Park Avenue
New York, NY 10154-0004
 (Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (212) 250-3220

Paul Schubert
60 Wall Street
New York, NY 10005
 (Name and Address of Agent for Service)

Date of fiscal year end:	4/30

Date of reporting period:	10/31/2013

ITEM 1.	REPORT TO STOCKHOLDERS

October 31, 2013

Semiannual Report

to Shareholders

Cash Account Trust

Service Shares

Money Market Portfolio

Government & Agency Securities Portfolio

Tax-Exempt Portfolio

Contents
Money Market Portfolio
3 Portfolio Summary
4 Investment Portfolio
9 Statement of Assets and Liabilities
11 Statement of Operations
12 Statement of Changes in Net Assets
14 Financial Highlights
Government & Agency Securities Portfolio
15 Portfolio Summary
16 Investment Portfolio
23 Statement of Assets and Liabilities
25 Statement of Operations
26 Statement of Changes in Net Assets
27 Financial Highlights
Tax-Exempt Portfolio
28 Portfolio Summary
29 Investment Portfolio
38 Statement of Assets and Liabilities
40 Statement of Operations
41 Statement of Changes in Net Assets
43 Financial Highlights
44 Notes to Financial Statements
61 Information About Each Fund's Expenses
63 Other Information
64 Advisory Agreement Board Considerations and Fee Evaluation
79 Privacy Statement

This report must be preceded or accompanied by a prospectus. To obtain a summary prospectus, if available, or prospectus for any of our funds, visit dws-investments.com. We advise you to consider a fund's objectives, risks, charges and expenses carefully before investing. The summary prospectus and prospectus contain this and other important information about each fund. Please read the prospectus carefully before you invest.

An investment in these funds is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or by any other government agency. Although the funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the funds. The share price of money market funds can fall below the $1.00 share price. You should not rely on or expect the Advisor to enter into support agreements or take other actions to maintain a fund's $1.00 share price. The credit quality of the fund's holdings can change rapidly in certain markets, and the default of a single holding could have an adverse impact on a fund's share price. The fund's share price can also be negatively affected during periods of high redemption pressures and/or illiquid markets. The actions of a few large investors in one class of shares in a fund may have a significant adverse effect on the share prices of all classes of shares within that fund. See the prospectus for specific details regarding each fund's risk profile.

NOT FDIC/NCUA INSURED NO BANK GUARANTEE MAY LOSE VALUE NOT A DEPOSIT NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY

Portfolio Summary (Unaudited)

Investment Portfolio as of October 31, 2013 (Unaudited)

Money Market Portfolio
	Principal Amount ($)	Value ($)

Certificates of Deposit and Bank Notes 9.0%
Banco del Estado de Chile, 0.27%, 11/14/2013	3,000,000	3,000,000
China Construction Bank Corp., 0.31%, 11/26/2013	10,000,000	10,000,000
Industrial & Commercial Bank of China Ltd.:
0.32%, 11/18/2013	3,000,000	3,000,000
0.32%, 11/21/2013	2,000,000	2,000,000
Mizuho Corporate Bank Ltd., 0.21%, 12/13/2013	5,500,000	5,500,000
Rabobank Nederland NV, 0.405%, 1/8/2014	3,000,000	3,000,762
Sumitomo Mitsui Banking Corp., 0.21%, 11/15/2013	5,000,000	5,000,000
Total Certificates of Deposit and Bank Notes (Cost $31,500,762)		31,500,762

Commercial Paper 53.5%
Issued at Discount** 50.1%
Albion Capital Corp. SA, 0.19%, 11/20/2013	3,000,000	2,999,699
Antalis U.S. Funding Corp.:
144A, 0.2%, 11/1/2013	3,000,000	3,000,000
144A, 0.21%, 11/18/2013	928,000	927,908
144A, 0.25%, 11/7/2013	3,000,000	2,999,875
ASB Finance Ltd., 0.22%, 4/3/2014	4,000,000	3,996,260
AT&T, Inc., 0.29%, 11/8/2013	1,750,000	1,749,901
Barton Capital LLC, 144A, 0.08%, 11/1/2013	12,044,000	12,044,000
Bedford Row Funding Corp., 144A, 0.42%, 1/3/2014	3,500,000	3,497,428
Caisse Centrale Desjardins:
0.19%, 11/1/2013	2,500,000	2,500,000
0.23%, 12/17/2013	10,000,000	9,997,061
Caisse des Depots et Consignations, 144A, 0.2%, 3/24/2014	2,500,000	2,498,014
Collateralized Commercial Paper II Co., LLC:
144A, 0.22%, 1/16/2014	3,500,000	3,498,374
144A, 0.22%, 2/5/2014	4,000,000	3,997,653
DBS Bank Ltd., 144A, 0.235%, 3/11/2014	1,500,000	1,498,727
DNB Bank ASA, 0.24%, 3/5/2014	3,000,000	2,997,520
Erste Abwicklungsanstalt:
0.17%, 12/4/2013	6,500,000	6,498,987
0.18%, 12/23/2013	7,500,000	7,498,050
144A, 0.19%, 1/24/2014	2,000,000	1,999,113
General Electric Capital Corp., 0.23%, 3/4/2014	5,000,000	4,996,071
Hannover Funding Co., LLC, 0.18%, 11/27/2013	3,000,000	2,999,610
Kells Funding LLC:
144A, 0.23%, 2/19/2014	5,000,000	4,996,486
144A, 0.235%, 2/19/2014	5,000,000	4,996,410
LMA Americas LLC, 144A, 0.17%, 11/1/2013	5,000,000	5,000,000
Matchpoint Master Trust:
0.08%, 11/1/2013	5,000,000	5,000,000
0.1%, 11/7/2013	11,000,000	10,999,817
MetLife Short Term Funding LLC, 144A, 0.24%, 2/27/2014	3,000,000	2,997,640
Natixis U.S. Finance Co., LLC, 0.1%, 11/1/2013	16,000,000	16,000,000
Nordea Bank AB, 0.22%, 3/24/2014	2,250,000	2,248,034
Nordea North America, Inc., 0.24%, 11/8/2013	5,000,000	4,999,767
NRW.Bank, 0.09%, 11/5/2013	10,000,000	9,999,900
Oversea-Chinese Banking Corp., Ltd., 0.25%, 3/5/2014	3,000,000	2,997,468
Scaldis Capital LLC:
0.185%, 11/4/2013	3,500,000	3,499,946
0.185%, 11/12/2013	3,000,000	2,999,830
0.22%, 11/15/2013	5,000,000	4,999,572
Sinopec Century Bright Capital Investment Ltd., 0.25%, 11/6/2013	2,500,000	2,499,913
Skandinaviska Enskilda Banken AB, 0.28%, 5/8/2014	1,500,000	1,497,807
Standard Chartered Bank, 0.26%, 2/4/2014	3,000,000	2,997,942
UOB Funding LLC, 0.24%, 4/10/2014	2,450,000	2,447,387
VW Credit, Inc., 144A, 0.32%, 11/8/2013	1,500,000	1,499,907
		174,872,077
Issued at Par* 3.4%
ASB Finance Ltd.:
144A, 0.267%, 6/11/2014	1,000,000	1,000,000
144A, 0.278%, 10/9/2014	2,000,000	1,999,867
Australia & New Zealand Banking Group Ltd., 144A, 0.3%, 12/6/2013	4,000,000	4,000,000
PNC Bank NA, 0.25%, 4/23/2014	5,000,000	5,000,000
		11,999,867
Total Commercial Paper (Cost $186,871,944)		186,871,944

Short-Term Notes* 22.0%
Bank of Nova Scotia:
0.25%, 1/10/2014	8,000,000	8,000,000
0.26%, 9/3/2014	2,000,000	2,000,000
Commonwealth Bank of Australia, 144A, 0.24%, 6/11/2014	4,500,000	4,500,000
Kommunalbanken AS, 144A, 0.15%, 2/26/2014	7,500,000	7,500,000
Rabobank Nederland NV:
0.308%, 1/27/2014	10,000,000	10,000,000
144A, 0.543%, 8/16/2014	12,000,000	12,000,000
Royal Bank of Canada, 0.3%, 2/28/2014	8,000,000	8,000,000
Svenska Handelsbanken AB, 144A, 0.325%, 10/3/2014	4,000,000	4,000,000
Wells Fargo Bank NA:
0.161%, 11/22/2013	10,000,000	10,000,000
0.25%, 9/9/2014	1,000,000	1,000,000
Westpac Banking Corp., 0.3%, 11/15/2013	10,000,000	10,000,000
Total Short-Term Notes (Cost $77,000,000)		77,000,000

Government & Agency Obligations 6.0%
U.S. Government Sponsored Agencies 4.5%
Federal Farm Credit Bank:
0.144%*, 10/29/2014	4,000,000	4,000,609
0.153%*, 10/20/2014	2,500,000	2,500,138
Federal Home Loan Bank:
0.149%**, 2/18/2014	3,500,000	3,498,411
0.16%*, 11/8/2013	3,500,000	3,499,973
Federal National Mortgage Association, 0.14%**, 6/2/2014	2,000,000	1,998,343
		15,497,474
U.S. Treasury Obligations 1.5%
U.S. Treasury Notes:
0.5%, 8/15/2014	3,500,000	3,509,635
2.625%, 7/31/2014	1,800,000	1,833,099
		5,342,734
Total Government & Agency Obligations (Cost $20,840,208)		20,840,208

Time Deposits 2.3%
Citibank NA, 0.09%, 11/1/2013	5,000,000	5,000,000
Credit Agricole Corporate & Investment Bank, 0.07%, 11/1/2013	3,109,907	3,109,907
Total Time Deposits (Cost $8,109,907)		8,109,907

Municipal Bonds and Notes 2.1%
California, State Kindergarten, Series B2, 0.05%***, 5/1/2034, LOC: Citibank NA (Cost $7,170,000)	7,170,000	7,170,000

Repurchase Agreements 5.1%
Citigroup Global Markets, Inc., 0.06%, dated 10/28/2013, to be repurchased at $10,000,117 on 11/4/2013 (a)	10,000,000	10,000,000
JPMorgan Securities, Inc., 0.403%, dated 3/18/2013, to be repurchased at $8,032,704 on 3/18/2014 (b)	8,000,000	8,000,000
Total Repurchase Agreements (Cost $18,000,000)		18,000,000

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $349,492,821)†	100.0	349,492,821
Other Assets and Liabilities, Net	0.0	(65,511)
Net Assets	100.0	349,427,310

* Floating rate securities' yields vary with a designated market index or market rate, such as the coupon-equivalent of the U.S. Treasury Bill rate. These securities are shown at their current rate as of October 31, 2013.

** Annualized yield at time of purchase; not a coupon rate.

*** Variable rate demand notes are securities whose interest rates are reset periodically at market levels. These securities are payable on demand and are shown at their current rates as of October 31, 2013.

† The cost for federal income tax purposes was $349,492,821.

(a) Collateralized by:
Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
25,243,023	Federal Home Loan Mortgage Corp. — Interest Only	5.776-6.386	9/15/2041- 6/15/2042	5,545,058
300,022	Federal National Mortgage Association — Interest Only	6.43	8/25/2041	53,822
21,214,428	Government National Mortgage Association — Interest Only	5.975-6.028	11/20/2042-7/16/2043	5,220,321
Total Collateral Value				10,819,201

(b) Collateralized by:
Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
3,953,000	Asset Backed Securities Corp. Home Equity Loan Trust	0.8	5/25/2035	3,677,099
5,560,000	Soundview Home Loan Trust	7.0	2/25/2038	4,646,398
Total Collateral Value				8,323,497

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

Interest Only: Interest Only (IO) bonds represent the "interest only" portion of payments on a pool of underlying mortgages or mortgage-backed securities. IO securities are subject to prepayment risk of the pool of underlying mortgages.

LOC: Letter of Credit

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Securities held by the Fund are reflected as Level 2 because the securities are valued at amortized cost (which approximates fair value) and, accordingly, the inputs used to determine value are not quoted prices in an active market.

The following is a summary of the inputs used as of October 31, 2013 in valuing the Fund's investments. For information on the Fund's policy regarding the valuation of investments, please refer to the Security Valuation section of Note 1 in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total

Investments in Securities (c)	$—	$331,492,821	$—	$331,492,821
Repurchase Agreements	—	18,000,000	—	18,000,000
Total	$—	$349,492,821	$—	$349,492,821

There have been no transfers between fair value measurement levels during the period ended October 31, 2013.

(c) See Investment Portfolio for additional categorizations.

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities
as of October 31, 2013 (Unaudited)
Assets	Money Market Portfolio
Investments: Investments in securities, valued at amortized cost	$331,492,821
Repurchase agreements, valued at amortized cost	18,000,000
Total investments in securities, valued at amortized cost	349,492,821
Cash	6
Receivable for Fund shares sold	640
Interest receivable	75,771
Due from Advisor	107
Other assets	78,048
Total assets	349,647,393
Liabilities
Payable for Fund shares redeemed	2,500
Accrued management fee	12,406
Accrued Trustees' fees	3,301
Other accrued expenses and payables	201,876
Total liabilities	220,083
Net assets, at value	$349,427,310
Net Assets Consist of
Undistributed net investment income	26,926
Accumulated net realized gain (loss)	16,691
Paid-in capital	349,383,693
Net assets, at value	$349,427,310

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities as of October 31, 2013 (Unaudited) (continued)
Net Asset Value	Money Market Portfolio
Davidson Cash Equivalent Shares Net Asset Value, offering and redemption price per share ($6,261,940 ÷ 6,253,252 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00
Davidson Cash Equivalent Plus Shares Net Asset Value, offering and redemption price per share ($612,217 ÷ 611,369 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00
Premium Reserve Money Market Shares Net Asset Value, offering and redemption price per share ($51,807,829 ÷ 51,736,004 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00
Service Shares Net Asset Value, offering and redemption price per share ($290,745,324 ÷ 290,342,171 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00

The accompanying notes are an integral part of the financial statements.

Statement of Operations
for the six months ended October 31, 2013 (Unaudited)
Investment Income	Money Market Portfolio
Income: Interest	$865,113
Expenses: Management fee	828,937
Services to shareholders	1,261,573
Distribution and service fees	2,915,982
Custodian fee	24,316
Professional fees	66,765
Reports to shareholders	88,937
Registration fees	53,219
Trustees' fees and expenses	16,419
Other	21,686
Total expenses before expense reductions	5,277,834
Expense reductions	(4,477,559)
Total expenses after expense reductions	800,275
Net investment income	64,838
Net realized gain (loss) from investments	30,542
Net increase (decrease) in net assets resulting from operations	$95,380

The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets
	Money Market Portfolio
Increase (Decrease) in Net Assets	Six Months Ended October 31, 2013 (Unaudited)	Year Ended April 30, 2013
Operations: Net investment income	$64,838	$241,606
Net realized gain (loss)	30,542	9,230
Net increase in net assets resulting from operations	95,380	250,836
Distributions to shareholders from: Net investment income: Capital Assets Funds Shares	(20,663)	(135,785)
Capital Assets Funds Preferred Shares	(86)	(1,152)
Davidson Cash Equivalent Shares	(318)	(895)
Davidson Cash Equivalent Plus Shares	(25)	(69)
Premium Reserve Money Market Shares	(1,947)	(5,207)
Service Shares	(41,816)	(98,502)
Return of capital: Capital Assets Funds Shares	(143,370)	—
Capital Assets Funds Preferred Shares	(601)	—
Davidson Cash Equivalent Shares	(2,203)	—
Davidson Cash Equivalent Plus Shares	(171)	—
Premium Reserve Money Market Shares	(13,508)	—
Service Shares	(290,147)	—
Net realized gains: Capital Assets Funds Shares	—	(4,805)
Capital Assets Funds Preferred Shares	—	(18)
Davidson Cash Equivalent Shares	—	(64)
Davidson Cash Equivalent Plus Shares	—	(6)
Premium Reserve Money Market Shares	—	(447)
Service Shares	—	(6,802)
Total distributions	(514,855)	(253,752)
Fund share transactions: Proceeds from shares sold	596,231,166	1,530,799,135
Reinvestment of distributions	162,577	251,713
Cost of shares redeemed	(1,826,928,342)	(1,744,126,197)
Net increase (decrease) in net assets from Fund share transactions	(1,230,534,599)	(213,075,349)
Increase (decrease) in net assets	(1,230,954,074)	(213,078,265)
Net assets at beginning of period	1,580,381,384	1,793,459,649
Net assets at end of period (including undistributed net investment income of $26,926 and $26,943, respectively)	$349,427,310	$1,580,381,384

The accompanying notes are an integral part of the financial statements.

Financial Highlights
Money Market Portfolio Service Shares
Six Months Ended 10/31/13 (Unaudited)			Years Ended April 30,
			2013		2012		2011		2010		2009
Selected Per Share Data
Net asset value, beginning of period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00
Income (loss) from investment operations: Net investment income	.000	***	.000	***	.000	***	.000	***	.000	***	.012
Net realized gain (loss)	.000	***	.000	***	(.000	)***	.000	***	.000	***	.000 ***
Total from investment operations	.000	***	.000	***	.000	***	.000	***	.000	***	.012
Less distributions from: Net investment income	(.000	)***	(.000	)***	(.000	)***	(.000	)***	(.000	)***	(.012)
Return of capital	(.000	)***	—		—		—		—		—
Net realized gains	—		(.000	)***	—		—		(.000	)***	—
Total distributions	(.000	)***	(.000	)***	(.000	)***	(.000	)***	(.000	)***	(.012)
Net asset value, end of period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00
Total Return (%)a	.04	b**	.01		.01		.01		.03		1.21
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	291		931		993		1,659		1,236		1,136
Ratio of expenses before expense reductions (%)	1.07	*	1.06		1.06		1.05		1.06		1.06
Ratio of expenses after expense reductions (%)	.16	*	.28		.26		.35		.44		1.00
Ratio of net investment income (%)	.01	*	.01		.01		.01		.01		1.16
a Total return would have been lower had certain expenses not been reduced.
b Total return includes return of capital of 0.03%. Excluding this return of capital, total return would have been 0.01%.
* Annualized
** Not annualized
*** Amount is less than $.0005.

Portfolio Summary (Unaudited)

Investment Portfolio as of October 31, 2013 (Unaudited)

Government & Agency Securities Portfolio
	Principal Amount ($)	Value ($)

Government & Agency Obligations 50.0%
U.S. Government Sponsored Agencies 46.1%
Federal Farm Credit Bank:
0.1%*, 4/7/2014	55,000,000	54,976,014
0.124%**, 2/6/2014	75,000,000	75,000,000
0.13%**, 2/2/2015	25,000,000	24,995,245
0.141%**, 10/27/2014	36,000,000	36,005,577
0.151%**, 11/26/2014	22,000,000	22,003,659
0.153%**, 10/20/2014	60,000,000	60,003,306
0.19%, 12/13/2013	15,000,000	15,000,000
Federal Home Loan Bank:
0.02%*, 12/9/2013	20,000,000	19,999,578
0.045%*, 2/24/2014	50,000,000	49,992,812
0.049%*, 1/9/2014	7,500,000	7,499,281
0.05%*, 1/21/2014	10,000,000	9,998,875
0.059%*, 12/9/2013	35,000,000	34,997,783
0.1%, 11/20/2013	25,000,000	24,999,800
0.1%**, 4/25/2014	38,000,000	38,000,000
0.102%**, 4/22/2014	62,000,000	61,999,991
0.119%*, 1/10/2014	25,000,000	24,994,167
0.125%, 3/27/2014	15,000,000	14,996,580
0.13%, 3/19/2014	12,000,000	11,999,151
0.14%, 5/22/2014	20,000,000	19,998,667
0.144%*, 4/9/2014	12,000,000	11,992,315
0.149%*, 2/18/2014	55,000,000	54,975,021
0.149%*, 4/9/2014	60,000,000	59,960,250
0.15%**, 11/15/2013	12,500,000	12,499,806
0.16%**, 11/8/2013	27,000,000	26,999,794
0.16%, 12/19/2013	15,000,000	14,999,874
0.17%, 3/25/2014	15,000,000	14,999,286
0.17%, 8/1/2014	28,000,000	27,998,480
0.17%, 9/5/2014	35,000,000	34,994,832
0.172%*, 4/11/2014	37,500,000	37,471,070
0.18%, 3/7/2014	22,500,000	22,499,502
0.185%**, 11/4/2013	49,000,000	48,999,898
0.28%, 11/14/2013	10,000,000	10,000,436
0.875%, 12/27/2013	12,000,000	12,012,859
2.375%, 3/14/2014	10,000,000	10,079,724
Federal Home Loan Mortgage Corp.:
0.079%*, 1/8/2014	22,500,000	22,496,600
0.08%*, 4/24/2014	15,000,000	14,994,200
0.081%*, 11/4/2013	10,000,000	9,999,917
0.09%*, 3/26/2014	32,000,000	31,988,400
0.09%*, 5/13/2014	12,500,000	12,493,969
0.09%*, 5/22/2014	10,000,000	9,994,950
0.098%*, 12/17/2013	8,000,000	7,998,978
0.098%*, 12/19/2013	25,000,000	24,996,667
0.099%*, 12/20/2013	50,000,000	49,993,194
0.099%*, 2/20/2014	25,000,000	24,992,292
0.099%*, 3/5/2014	30,000,000	29,989,667
0.1%*, 6/4/2014	15,000,000	14,991,042
0.104%*, 11/19/2013	17,000,000	16,999,065
0.109%*, 1/21/2014	10,000,000	9,997,525
0.109%*, 1/22/2014	15,000,000	14,996,242
0.109%*, 3/19/2014	30,000,000	29,987,350
0.119%*, 3/12/2014	10,000,000	9,995,633
0.129%*, 3/25/2014	10,000,000	9,994,800
0.139%*, 4/22/2014	10,000,000	9,993,311
0.163%*, 7/7/2014	25,000,000	24,971,755
1.375%, 2/25/2014	15,000,000	15,058,589
4.5%, 4/2/2014	10,000,000	10,180,244
Federal National Mortgage Association:
0.079%*, 1/2/2014	30,000,000	29,995,867
0.1%*, 6/2/2014	30,000,000	29,982,250
0.119%*, 2/24/2014	10,000,000	9,996,167
0.14%*, 6/2/2014	18,000,000	17,985,090
1.25%, 2/27/2014	28,000,000	28,099,007
2.75%, 3/13/2014	58,000,000	58,544,970
		1,589,651,374
U.S. Treasury Obligations 3.9%
U.S. Treasury Notes:
0.5%, 8/15/2014	31,000,000	31,085,342
0.75%, 12/15/2013	35,000,000	35,024,666
1.0%, 1/15/2014	32,500,000	32,563,855
1.75%, 1/31/2014	15,251,000	15,312,335
2.375%, 9/30/2014	11,700,000	11,935,886
2.625%, 6/30/2014	7,500,000	7,623,490
		133,545,574
Total Government & Agency Obligations (Cost $1,723,196,948)		1,723,196,948

Repurchase Agreements 41.0%
Barclays Capital, 0.08%, dated 10/31/2013, to be repurchased at $92,000,204 on 11/1/2013 (a)	92,000,000	92,000,000
BNP Paribas, 0.1%, dated 10/31/2013, to be repurchased at $78,000,217 on 11/1/2013 (b)	78,000,000	78,000,000
BNP Paribas, 0.11%, dated 10/31/2013, to be repurchased at $100,000,306 on 11/1/2013 (c)	100,000,000	100,000,000
Citigroup Global Markets, Inc., 0.06%, dated 10/28/2013, to be repurchased at $100,001,167 on 11/4/2013 (d)	100,000,000	100,000,000
Citigroup Global Markets, Inc., 0.09%, dated 10/31/2013, to be repurchased at $41,000,103 on 11/1/2013 (e)	41,000,000	41,000,000
Credit Suisse, 0.08%, dated 10/31/2013, to be repurchased at $100,000,222 on 11/1/2013 (f)	100,000,000	100,000,000
HSBC Securities, Inc., 0.08%, dated 10/31/2013, to be repurchased at $251,000,558 on 11/1/2013 (g)	251,000,000	251,000,000
HSBC Securities, Inc., 0.11%, dated 10/31/2013, to be repurchased at $114,000,348 on 11/1/2013 (h)	114,000,000	114,000,000
JPMorgan Securities, Inc., 0.09%, dated 10/31/2013, to be repurchased at $100,000,250 on 11/1/2013 (i)	100,000,000	100,000,000
Merrill Lynch & Co., Inc., 0.08%, dated 10/31/2013, to be repurchased at $35,000,078 on 11/1/2013 (j)	35,000,000	35,000,000
Morgan Stanley & Co., Inc., 0.11%, dated 10/31/2013, to be repurchased at $150,000,458 on 11/1/2013 (k)	150,000,000	150,000,000
The Goldman Sachs & Co., 0.1%, dated 10/31/2013, to be repurchased at $200,000,556 on 11/1/2013 (l)	200,000,000	200,000,000
The Toronto-Dominion Bank, 0.05%, dated 10/30/2013, to be repurchased at $50,000,486 on 11/6/2013 (m)	50,000,000	50,000,000
Total Repurchase Agreements (Cost $1,411,000,000)		1,411,000,000

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $3,134,196,948)†	91.0	3,134,196,948
Other Assets and Liabilities, Net	9.0	310,423,041
Net Assets	100.0	3,444,619,989

* Annualized yield at time of purchase; not a coupon rate.

** Floating rate securities' yields vary with a designated market index or market rate, such as the coupon-equivalent of the U.S. Treasury Bill rate. These securities are shown at their current rate as of October 31, 2013.

† The cost for federal income tax purposes was $3,134,196,948.

(a) Collateralized by $92,065,000 U.S. Treasury Notes, with the coupon rate from 2.13%, with maturity date of 8/31/2020 with a value of $93,840,087.

(b) Collateralized by:
Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
67,901,000	Federal Home Loan Mortgage Corp.	0.5-3.5	2/25/2014-6/27/2028	67,428,468
11,910,000	Federal National Mortgage Association	1.25	1/30/2017	12,131,999
Total Collateral Value				79,560,467

(c) Collateralized by:
Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
33,589,895	Federal National Mortgage Association	3.0-4.0	7/1/2032-11/1/2043	34,802,493
63,114,136	Government National Mortgage Association	3.5-4.5	2/15/2039-10/20/2043	67,197,507
Total Collateral Value				102,000,000

(d) Collateralized by:
Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
11,060,769	Federal Home Loan Mortgage Corp.	1.274-19.497	12/15/2022-5/15/2043	10,300,879
180,187,340	Federal Home Loan Mortgage Corp. — Interest Only	Zero Coupon- 8.326	4/15/2027-6/15/2042	29,130,145
12,535,733	Federal National Mortgage Association	2.533-19.734	12/25/2017-11/25/2042	10,739,188
125,309,067	Federal National Mortgage Association — Interest Only	4.5-6.58	8/25/2031-8/25/2043	20,213,143
7,797	Federal National Mortgage Association — Principal Only	Zero Coupon	10/25/2019-11/25/2023	7,354
12,148,179	Government National Mortgage Association	0.71-22.321	12/20/2037-4/16/2047	4,351,130
198,246,002	Government National Mortgage Association — Interest Only	4.0-7.378	9/16/2034-7/16/2043	27,941,566
Total Collateral Value				102,683,405

(e) Collateralized by $40,465,400 U.S. Treasury Notes, with the various coupon rates from 0.25-2.625%, with various maturity dates of 6/30/2014-8/31/2017 with a value of $41,820,102.

(f) Collateralized by $231,835,000 U.S. Treasury STRIPS, maturing on 2/15/2036 with a value of $102,000,449.

(g) Collateralized by $249,820,900 U.S. Treasury Notes, with the various coupon rates from 0.5-2.5%, with various maturity dates of 10/15/2014-3/31/2016 with a value of $256,020,263.

(h) Collateralized by:
Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
53,988,191	Government National Mortgage Association	5.0	9/20/2043	59,091,837
14,155,000	U.S. Treasury Bonds	2.875-4.25	11/15/2040-8/15/2043	14,297,481
23,355,700	U.S. Treasury Inflation-Indexed Notes	0.125-0.5	4/15/2015- 7/15/2022	25,052,215
16,357,000	U.S. Treasury Notes	0.25-4.875	11/30/2013-8/31/2019	16,427,256
3,940,000	U.S. Treasury STRIPS	Zero Coupon	11/15/2036-11/15/2041	1,415,416
Total Collateral Value				116,284,205

(i) Collateralized by:
Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
5,856,387	Federal Home Loan Mortgage Corp.	3.0-4.0	2/15/2033- 2/15/2041	5,969,688
651,943,937	Federal Home Loan Mortgage Corp. — Interest Only	2.5-6.0	9/15/2015- 4/15/2043	95,481,819
651,100	Federal National Mortgage Association	3.0	7/25/2033	549,417
Total Collateral Value				102,000,924

(j) Collateralized by $35,701,900 U.S. Treasury Bill, maturing on 1/2/2014 with a value of $35,700,008.

(k) Collateralized by:
Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
125,683,779	Federal Home Loan Mortgage Corp.	2.309-3.5	6/1/2032- 10/1/2043	129,339,237
22,375,923	Federal National Mortgage Association	3.421-4.0	2/1/2027- 3/1/2042	23,660,763
Total Collateral Value				153,000,000

(l) Collateralized by:
Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
20,316,072	Federal Home Loan Mortgage Corp.	11.552-38.496	9/15/2032- 5/15/2036	30,382,173
576,732,202	Federal Home Loan Mortgage Corp. — Interest Only	3.0-5.0	6/15/2027- 12/15/2042	81,400,355
22,346,807	Federal National Mortgage Association	6.0-38.879	10/25/2035-5/25/2043	36,384,588
430,822,876	Federal National Mortgage Association — Interest Only	2.5-4.5	11/25/2027-2/25/2033	55,832,884
Total Collateral Value				204,000,000

(m) Collateralized by:
Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
1,600	U.S. Treasury Bill	Zero Coupon	12/26/2013	1,600
12,813,300	U.S. Treasury Bond	2.75	11/15/2042	10,882,952
39,933,900	U.S. Treasury Notes	0.125-3.5	12/31/2013-2/15/2018	40,139,541
Total Collateral Value				51,024,093

Interest Only: Interest Only (IO) bonds represent the "interest only" portion of payments on a pool of underlying mortgages or mortgage-backed securities. IO securities are subject to prepayment risk of the pool of underlying mortgages.

Principal Only: Principal Only (PO) bonds represent the "principal only" portion of payments on a pool of underlying mortgages or mortgage-backed securities.

STRIPS: Separate Trading of Registered Interest and Principal Securities

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Securities held by the Fund are reflected as Level 2 because the securities are valued at amortized cost (which approximates fair value) and, accordingly, the inputs used to determine value are not quoted prices in an active market.

The following is a summary of the inputs used as of October 31, 2013 in valuing the Fund's investments. For information on the Fund's policy regarding the valuation of investments, please refer to the Security Valuation section of Note 1 in the accompanying Notes to Financial Statements.
Assets	Level 1	Level 2	Level 3	Total

Investments in Securities (n)	$—	$1,723,196,948	$—	$1,723,196,948
Repurchase Agreements	—	1,411,000,000	—	1,411,000,000
Total	$—	$3,134,196,948	$—	$3,134,196,948

There have been no transfers between fair value measurement levels during the period ended October 31, 2013.

(n) See Investment Portfolio for additional detailed categorizations.

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities
as of October 31, 2013 (Unaudited)
Assets	Government & Agency Securities Portfolio
Investments: Investments in securities, valued at amortized cost	$1,723,196,948
Repurchase agreements, valued at amortized cost	1,411,000,000
Investments in securities, at value (cost $3,134,196,948)	3,134,196,948
Cash	309,629,712
Receivable for Fund shares sold	82,624
Interest receivable	962,580
Due from Advisor	111
Other assets	65,884
Total assets	3,444,937,859
Liabilities
Payable for Fund shares redeemed	46,278
Distributions payable	37,051
Accrued Trustees' fees	32,232
Other accrued expenses and payables	202,309
Total liabilities	317,870
Net assets, at value	$3,444,619,989
Net Assets Consist of
Undistributed net investment income	201,501
Accumulated net realized gain (loss)	(436,981)
Paid-in capital	3,444,855,469
Net assets, at value	$3,444,619,989

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities as of October 31, 2013 (Unaudited) (continued)
Net Asset Value	Government & Agency Securities Portfolio
Capital Assets Funds Shares Net Asset Value, offering and redemption price per share ($16,754,447 ÷ 16,755,356 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00
Davidson Cash Equivalent Shares Net Asset Value, offering and redemption price per share ($15,937,321 ÷ 15,938,186 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00
Davidson Cash Equivalent Plus Shares Net Asset Value, offering and redemption price per share ($104,164,765 ÷ 104,170,419 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00
DWS Government & Agency Money Fund Net Asset Value, offering and redemption price per share ($111,969,730 ÷ 111,975,809 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00
DWS Government Cash Institutional Shares Net Asset Value, offering and redemption price per share ($2,933,255,034 ÷ 2,933,414,229 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00
Government Cash Managed Shares Net Asset Value, offering and redemption price per share ($209,590,275 ÷ 209,601,650 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00
Service Shares Net Asset Value, offering and redemption price per share ($52,948,417 ÷ 52,951,291 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00

The accompanying notes are an integral part of the financial statements.

Statement of Operations
for the six months ended October 31, 2013 (Unaudited)
Investment Income	Government & Agency Securities Portfolio
Income: Interest	$1,519,327
Expenses: Management fee	1,032,080
Administration fee	1,564,103
Services to shareholders	626,620
Distribution and service fees	902,819
Custodian fee	28,091
Professional fees	65,700
Reports to shareholders	68,581
Registration fees	61,006
Trustees' fees and expenses	58,519
Other	60,714
Total expenses before expense reductions	4,468,233
Expense reductions	(3,355,234)
Total expenses after expense reductions	1,112,999
Net investment income	406,328
Net realized gain (loss) from investments	(1,480)
Net increase (decrease) in net assets resulting from operations	$404,848

The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets
	Government & Agency Securities Portfolio
Increase (Decrease) in Net Assets	Six Months Ended October 31, 2013 (Unaudited)	Year Ended April 30, 2013
Operations: Net investment income	$406,328	$738,566
Net realized gain (loss)	(1,480)	11,278
Net increase in net assets resulting from operations	404,848	749,844
Distributions to shareholders from: Net investment income: Capital Assets Funds Shares	(4,402)	(17,994)
Davidson Cash Equivalent Shares	(919)	(2,284)
Davidson Cash Equivalent Plus Shares	(5,182)	(9,941)
DWS Government & Agency Money Fund	(5,437)	(12,034)
DWS Government Cash Institutional Shares	(375,422)	(662,372)
Government Cash Managed Shares	(11,875)	(24,703)
Service Shares	(3,095)	(9,225)
Total distributions	(406,332)	(738,553)
Fund share transactions: Proceeds from shares sold	11,148,609,939	17,983,371,115
Reinvestment of distributions	203,946	400,224
Cost of shares redeemed	(10,644,549,574)	(18,573,676,534)
Net increase (decrease) in net assets from Fund share transactions	504,264,311	(589,905,195)
Increase (decrease) in net assets	504,262,827	(589,893,904)
Net assets at beginning of period	2,940,357,162	3,530,251,066
Net assets at end of period (including undistributed net investment income of $201,501 and $201,505, respectively)	$3,444,619,989	$2,940,357,162

The accompanying notes are an integral part of the financial statements.

Financial Highlights
Government & Agency Securities Portfolio Service Shares
Six Months Ended 10/31/13 (Unaudited)			Years Ended April 30,
			2013		2012		2011		2010		2009
Selected Per Share Data
Net asset value, beginning of period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00
Income (loss) from investment operations: Net investment income	.000	***	.000	***	.000	***	.000	***	.000	***	.007
Net realized gain (loss)	(.000	)***	.000	***	.000	***	(.000	)***	.000	***	.000	***
Total from investment operations	.000	***	.000	***	.000	***	.000	***	.000	***	.007
Less distributions from: Net investment income	(.000	)***	(.000	)***	(.000	)***	(.000	)***	(.000	)***	(.007)
Net realized gains	—		—		—		—		(.000	)***	—
Total distributions	(.000	)***	(.000	)***	(.000	)***	(.000	)***	(.000	)***	(.007)
Net asset value, end of period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00
Total Return (%)a	.01	**	.01		.01		.01		.02		.73
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	53		78		108		113		117		152
Ratio of expenses before expense reductions (%)	1.04	*	1.04		1.03		1.04		1.04		1.04
Ratio of expenses after expense reductions (%)	.09	*	.17		.11		.22		.31		.93
Ratio of net investment income (%)	.01	**	.01		.01		.01		.01		.65	b
a Total return would have been lower had certain expenses not been reduced.
b Due to the timing of the subscriptions and redemptions, the amount shown does not correspond to the total return during the period.
* Annualized
** Not annualized
*** Amount is less than $.0005.

Portfolio Summary (Unaudited)

Investment Portfolio as of October 31, 2013 (Unaudited)

Tax-Exempt Portfolio
	Principal Amount ($)	Value ($)

Municipal Bonds and Notes 99.8%
Alabama 0.5%
Tuscaloosa County, AL, Industrial Development Authority, Gulf Opportunity Zone, Hunt Refining Project, Series C, 0.1%*, 12/1/2027, LOC: Bank of Nova Scotia	10,000,000	10,000,000
Alaska 2.6%
Anchorage, AK:
0.15%, 3/6/2014	25,000,000	25,000,000
0.18%, 2/27/2014	25,000,000	25,000,000
		50,000,000
Arizona 0.5%
Arizona, Salt River Pima-Maricopa, Indian Community, 0.09%*, 10/1/2026	9,780,000	9,780,000
California 14.0%
California, Bay Area Toll Authority, Toll Bridge Revenue, San Francisco Bay Area, Series D-2, 0.06%*, 4/1/2047, LOC: JPMorgan Chase Bank NA	15,550,000	15,550,000
California, BB&T Municipal Trust, Series 2023, 144A, 0.1%*, 1/1/2024, INS: NATL, LIQ: Branch Banking & Trust, LOC: Branch Banking & Trust	26,885,000	26,885,000
California, Nuveen Dividend Advantage Municipal Fund, Series 1-1362, 144A, AMT, 0.26%*, 6/1/2041, LIQ: Morgan Stanley Bank	5,000,000	5,000,000
California, Nuveen Dividend Advantage Municipal Fund 2, 144A, AMT, 0.18%*, 8/3/2043, LIQ: Royal Bank of Canada	15,000,000	15,000,000
California, Nuveen Dividend Advantage Municipal Fund 3, Series 1-1600, 144A, AMT, 0.17%*, 9/1/2043, LIQ: Barclays Bank PLC	13,800,000	13,800,000
California, State Department of Water Resources, Supply Revenue, Series M, 5.0%, 5/1/2014	7,500,000	7,678,380
California, State General Obligation:
0.12%, 11/19/2013	22,750,000	22,750,000
Prerefunded 4/1/2014 @ 100, 5.0%, 4/1/2031, INS: AMBAC	10,325,000	10,529,373
Prerefunded 4/1/2014 @ 100, 5.25%, 4/1/2034	6,035,000	6,160,693
California, State Revenue Notes:
Series A-1, 2.0%, 5/28/2014	24,500,000	24,749,503
Series A-2, 2.0%, 6/23/2014	33,000,000	33,373,694
California, Wells Fargo Stage Trust, Series 74C, 144A, 0.09%*, Mandatory Put 11/14/2013 @ 100, 11/15/2040, GTY: Wells Fargo Bank NA, LIQ: Wells Fargo Bank NA	5,810,000	5,810,000
Los Angeles County, CA, 0.12%, 12/18/2013	10,000,000	10,000,000
San Bernardino County, CA, Tax And Revenue Anticipation Notes, Series A, 2.0%, 6/30/2014	40,000,000	40,479,616
San Francisco City & County, CA, Airports Commission, Series 36A, 0.09%*, 5/1/2026, LOC: U.S. Bank NA	19,270,000	19,270,000
San Jose, CA, Redevelopment Agency, 0.18%, 12/10/2013	10,400,000	10,400,000
		267,436,259
Delaware 0.2%
Delaware, State Economic Development Authority Revenue, YMCA Delaware Project, 0.08%*, 5/1/2036, LOC: PNC Bank NA	4,785,000	4,785,000
District of Columbia 0.9%
District of Columbia, Metropolitan Washington Airport Authority Systems Revenue, Series C-1, 144A, AMT, 0.07%*, 10/1/2033, LOC: Barclays Bank PLC	2,935,000	2,935,000
District of Columbia, Wells Fargo Stage Trust, Series 57C, 144A, AMT, 0.25%*, Mandatory Put 12/26/2013 @ 100, 10/1/2032, GTY: Wells Fargo Bank NA, LIQ: Wells Fargo Bank NA	13,965,000	13,965,000
		16,900,000
Florida 5.1%
Florida, Capital Trust Agency Housing Revenue, Atlantic Housing Foundation, Series A, 0.08%*, 7/15/2024, LIQ: Fannie Mae	19,000,000	19,000,000
Florida, North Broward Hospital District, Series A, 0.07%*, 1/15/2031, LOC: TD Bank NA	15,155,000	15,155,000
Hillsborough County, FL:
0.09%, 12/5/2013	22,139,000	22,139,000
0.11%, 2/6/2014	22,000,000	22,000,000
Lee County, FL, Industrial Development Authority, Improvement Hope Hospice Project, 0.11%*, 10/1/2027, LOC: Northern Trust Co.	18,900,000	18,900,000
		97,194,000
Georgia 0.3%
Burke County, GA, Development Authority Revenue, Georgia Power Co. Plant, 144A, 0.09%*, 5/1/2022	5,555,000	5,555,000
Hawaii 0.5%
Hawaii, Wells Fargo State Trust, Series 6C, 144A, 0.09%*, Mandatory Put 11/14/2013 @ 100, 7/1/2040, GTY: Wells Fargo Bank NA, LIQ: Wells Fargo Bank NA	8,820,000	8,820,000
Idaho 3.9%
Idaho, State Tax Anticipation Notes, 2.0%, 6/30/2014	73,000,000	73,870,467
Illinois 5.4%
Illinois, Educational Facilities Authority Revenue:
0.11%, 11/6/2013	30,000,000	30,000,000
0.13%, 2/6/2014	25,000,000	25,000,000
Illinois, Educational Facilities Authority Revenue, University of Chicago, Series B-3, 0.23%*, Mandatory Put 3/13/2014 @ 100, 7/1/2036	10,000,000	10,000,000
Illinois, Finance Authority Revenue, 0.12%, 1/16/2014	25,040,000	25,040,000
Illinois, State Development Finance Authority, Chicago Symphony Orchestra Project, 0.08%*, 12/1/2033, LOC: PNC Bank NA	12,500,000	12,500,000
		102,540,000
Indiana 0.8%
Indiana, IPS Multi-School Building Corp., Series R-885WF, 144A, 0.15%*, 1/15/2025, INS: AGMC, GTY: Wells Fargo & Co., LIQ: Wells Fargo & Co.	2,100,000	2,100,000
Indiana, State Finance Authority, Hospital Revenue, Indiana University Health, Series D, 0.08%*, 3/1/2033, LOC: Northern Trust Co.	6,115,000	6,115,000
Indiana, Wells Fargo State Trust, Series 100C, 144A, 0.09%*, 8/1/2021, GTY: Wells Fargo Bank NA, LIQ: Wells Fargo Bank NA	7,495,000	7,495,000
		15,710,000
Iowa 0.4%
Iowa, State Finance Authority, Wellness Facilities Revenue, Community Marshalltown Project, 0.11%*, 1/1/2031, LOC: Northern Trust Co.	7,015,000	7,015,000
Kansas 2.0%
Kansas, State Development Finance Authority, Multi-Family Revenue, Oak Ridge Park II Project, Series X, AMT, 0.15%*, 12/1/2036, LOC: U.S. Bank NA	3,650,000	3,650,000
Olathe, KS, Health Facilities Revenue, Olathe Medical Center, Inc., 144A, 0.09%*, 9/1/2032, LOC: Bank of America NA	21,820,000	21,820,000
Olathe, KS, Temporary Notes, Series A, 2.0%, 7/1/2014	11,655,000	11,793,890
		37,263,890
Kentucky 3.5%
Kentucky, State Economic Development Finance Authority, Catholic Health Initiatives:
Series B, 0.18%**, 2/1/2046	10,680,000	10,680,000
Series B-2, 0.18%**, 2/1/2046	12,000,000	12,000,000
Series B-3, 0.18%**, 2/1/2046	12,415,000	12,415,000
Louisville & Jefferson County, KY, Regional Airport Authority, UPS Worldwide Forwarding, Series A, AMT, 0.1%*, 1/1/2029	31,400,000	31,400,000
		66,495,000
Maine 0.2%
Maine, State Housing Authority, Mortgage Revenue, Series B, AMT, 0.08%*, 11/15/2036, SPA: State Street Bank & Trust Co.	4,600,000	4,600,000
Maryland 2.9%
Maryland, State Health & Higher Educational Facilities Authority Revenue, Pooled Loan Program, Series D, 144A, 0.13%*, 1/1/2029, LOC: Bank of America NA	10,675,000	10,675,000
Montgomery County, MD:
0.11%, 11/25/2013	27,000,000	27,000,000
0.12%, 11/18/2013	17,000,000	17,000,000
		54,675,000
Massachusetts 0.9%
Massachusetts, JPMorgan Chase Putters/Drivers Trust, Various States, Series 4320, 144A, 0.09%*, 5/31/2016, LIQ: JPMorgan Chase Bank NA	17,600,000	17,600,000
Michigan 5.4%
Michigan, RBC Municipal Products, Inc. Trust:
Series L-27, 144A, AMT, 0.12%*, 3/1/2031, LIQ: Royal Bank of Canada, LOC: Royal Bank of Canada	40,000,000	40,000,000
Series L-25, 144A, AMT, 0.12%*, 9/1/2033, LIQ: Royal Bank of Canada, LOC: Royal Bank of Canada	30,245,000	30,245,000
Michigan, State Hospital Finance Authority Revenue, Ascension Health Senior Credit Group:
Series F-6, 0.14%**, 11/15/2047	8,650,000	8,650,000
Series F-8, 0.14%**, 11/15/2047	7,100,000	7,100,000
Michigan, State Hospital Finance Authority, Ascension Health Senior Credit Group, Series F-7, 0.14%**, 11/15/2047	7,385,000	7,385,000
Michigan, State Strategic Fund Ltd., Obligation Revenue, Consumers Energy Co., 0.08%*, 4/15/2018, LOC: JPMorgan Chase Bank NA	10,000,000	10,000,000
		103,380,000
Minnesota 1.3%
Cohasset, MN, State Power & Light Co. Project, Series A, 0.13%*, 6/1/2020, LOC: JPMorgan Chase Bank NA	24,630,000	24,630,000
Mississippi 2.3%
Jackson County, MS, Water Systems, 0.15%*, 11/1/2024	3,000,000	3,000,000
Mississippi, Redstone Partners Floaters/Residuals Trust, Series C, 144A, AMT, 0.24%*, 12/1/2047, LOC: Mizuho Corporate Bank	9,185,000	9,185,000
Mississippi, State Business Finance Commission, Gulf Opportunity Zone, Chevron U.S.A., Inc., Series E, 0.07%*, 12/1/2030, GTY: Chevron Corp.	32,050,000	32,050,000
		44,235,000
Missouri 2.2%
Missouri, University of Curators, 0.11%, 11/5/2013	25,000,000	25,000,000
North Kansas City, MO, Hospital Revenue, 0.09%*, 11/1/2033, LOC: Bank of America NA	17,900,000	17,900,000
		42,900,000
New Jersey 0.4%
New Jersey, State Economic Development Authority, Cigarette Tax, Prerefunded 6/15/2014 @ 100, 5.75%, 6/15/2029	8,000,000	8,277,450
New Mexico 0.5%
New Mexico, Eclipse Funding Trust, Solar Eclipse, Finance Authority Revenue, Series 2006-0034, 144A, 0.08%*, 12/15/2013, LIQ: U.S. Bank NA, LOC: U.S. Bank NA	10,160,000	10,160,000
New York 7.0%
BlackRock New York Municipal Income Quality Trust, Series W-7-40, 144A, AMT, 0.18%*, 10/1/2041, LIQ: Barclays Bank PLC	5,000,000	5,000,000
BlackRock New York Municipal Intermediate Duration Fund, Inc., Series W-7-296, 144A, AMT, 0.18%*, 10/1/2041, LIQ: Barclays Bank PLC	13,500,000	13,500,000
Monroe County, NY, Industrial Development Corp. Revenue, St. Ann's Nursing Home, 0.1%*, 12/1/2040, LOC: HSBC Bank U.S.A. NA	4,200,000	4,200,000
New York, Metropolitan Transportation Authority, Dedicated Tax Fund, Series A-1, 0.08%*, 11/1/2031, LOC: Morgan Stanley Bank	29,205,000	29,205,000
New York, State Energy Research & Development Authority Facilties Revenue, Consolidated Edison Co., Inc. Project, Series A-3, AMT, 0.08%*, 6/1/2036, LOC: Scotiabank	2,350,000	2,350,000
New York, State Power Authority, 0.15%*, Mandatory Put 3/13/2014 @ 100, 3/1/2020, LIQ: Bank of Nova Scotia	15,000,000	15,000,000
New York, Wells Fargo Stage Trust, Series 4C, 144A, 0.19%*, Mandatory Put 12/19/2013 @ 100, 9/1/2040, LIQ: Wells Fargo Bank NA	16,985,000	16,985,000
New York City, NY, Health & Hospital Corp., Health Systems, Series D, 144A, 0.09%*, 2/15/2026, LOC: JPMorgan Chase Bank NA	2,630,000	2,630,000
New York City, NY, Housing Development Corp., Multi-Family Mortgage Revenue, Series C, 0.2%, Mandatory Put 6/27/2014 @ 100, 11/1/2045	5,850,000	5,850,000
New York City, NY, Transitional Finance Authority Revenue, Future Tax Secured, Series A-1, 144A, 0.07%*, 11/15/2028, SPA: TD Bank NA	9,290,000	9,290,000
New York, NY, General Obligation:
Series E, 0.08%*, 8/1/2034, LOC: Bank of America NA	14,195,000	14,195,000
Series B2, 0.1%*, 8/15/2023, SPA: Landesbank Hessen-Thuringen	2,900,000	2,900,000
Suffolk County, NY, Industrial Development Agency, St. Anthony's High School, The St. Francis Monastery, 0.06%*, 12/1/2036, LOC: Sovereign Bank NA	12,370,000	12,370,000
		133,475,000
North Carolina 1.3%
North Carolina, BB&T Municipal Trust:
Series 1008, 144A, 0.18%*, 3/1/2024, LIQ: Branch Banking & Trust, LOC: Branch Banking & Trust	5,515,000	5,515,000
Series 1009, 144A, 0.18%*, 6/1/2024, LIQ: Branch Banking & Trust, LOC: Branch Banking & Trust	15,375,000	15,375,000
North Carolina, State Capital Educational Facilities Finance Agency Revenue, High Point University Project, 0.09%*, 12/1/2028, LOC: Branch Banking & Trust	3,830,000	3,830,000
		24,720,000
Ohio 3.6%
Franklin County, OH, Healthcare Facilities Revenue, State Presbyterian Services, Series A, 0.07%*, 7/1/2036, LOC: PNC Bank NA	18,250,000	18,250,000
Ohio, Nuveen Quality Income Municipal Fund, Series 1-1480, 144A, AMT, 0.17%*, 9/1/2043, LIQ: Royal Bank of Canada	15,000,000	15,000,000
Ohio, Puttable Floating Option Tax-Exempt Receipts, Series 808, 144A, AMT, 0.33%*, 12/1/2041, GTY: Bank of America NA, INS: AMBAC	30,000,000	30,000,000
Ohio, State Air Quality Development Authority, State Valley Electric Corp., Series A, 0.07%*, 2/1/2026, LOC: Bank of Nova Scotia	4,650,000	4,650,000
		67,900,000
Other Territories 6.6%
BB&T Municipal Trust, Series 5000, 144A, 0.18%*, 10/1/2028, LIQ: Rabobank Nederland, LOC: Rabobank International	6,470,000	6,470,000
BlackRock Muni Holdings Investment Quality Fund, Series W-7-2746, 144A, AMT, 0.29%*, 7/1/2041, LIQ: Bank of America NA	28,100,000	28,100,000
BlackRock Municipal Bond Investment Trust, Series W-7-178, 144A, AMT, 0.18%*, 10/1/2041, LIQ: Barclays Bank PLC	9,300,000	9,300,000
Eagle Tax- Exempt Trust, 144A, AMT, 0.13%*, 4/15/2049, LIQ: Federal Home Loan Bank	14,260,000	14,260,000
Federal Home Loan Mortgage Corp., MultiFamily Variable Rate Certificates, "A", Series MO27, 0.09%*, 10/15/2029	16,300,000	16,300,000
Nuveen Premier Income Municipal Fund 2, Inc., Series 1-4895, 144A, AMT, 0.18%*, 5/1/2041, LIQ: Barclays Bank PLC	52,000,000	52,000,000
		126,430,000
Pennsylvania 2.6%
Pennsylvania, State Economic Development Financing Authority, IESI PA Corp., 0.12%*, 11/1/2028, GTY: IESI Corp., LOC: Bank of America NA	34,000,000	34,000,000
Pittsburgh, PA, Water & Sewer Authority Systems Revenue, Series B2, 0.07%*, 9/1/2039, LOC: PNC Bank NA	14,700,000	14,700,000
		48,700,000
Puerto Rico 7.5%
Puerto Rico, JPMorgan Chase Putters/Drivers Trust Various States, Series 4362, 144A, AMT, 0.23%**, 11/15/2013, LIQ: JPMorgan Chase Bank NA	20,000,000	20,000,000
Puerto Rico, RBC Municipal Products, Inc. Trust, Series E-46, 144A, 0.18%**, Mandatory Put 12/2/2013 @ 100, 9/1/2015, LIQ: Royal Bank of Canada, LOC: Royal Bank of Canada	40,000,000	40,000,000
Puerto Rico, RIB Floater Trust:
Series 18WE, 144A, 0.13%*, 12/1/2013, LOC: Barclays Bank PLC	15,000,000	15,000,000
Series 8WE, 144A, 0.13%*, 9/30/2014, LOC: Barclays Bank PLC	68,900,000	68,900,000
		143,900,000
Tennessee 4.9%
Johnson City, TN, Health & Educational Facilities Board, Hospital Revenue, Mountain States Health Alliance, Series A, 0.07%*, 8/15/2043, LOC: U.S. Bank NA	4,075,000	4,075,000
Metropolitan Government Nashville & Davidson County, TN, Health & Educational Facilities Board, Vanderbilt University, 0.17%, 4/3/2014	12,000,000	12,000,000
Tennessee, Tennergy Corp., Gas Revenue, Stars Certificates, Series 2006-001, 144A, 0.13%*, 5/1/2016, LOC: BNP Paribas	77,900,000	77,900,000
		93,975,000
Texas 6.2%
Houston, TX, 0.12%, 12/10/2013	1,500,000	1,500,000
Lamar, TX, Consolidated Independent School District, Series R-12266, 144A, 0.11%*, 8/1/2015, SPA: Citibank NA	20,485,000	20,485,000
North Texas, Tollway Authority Revenue, 0.12%, 12/9/2013	16,000,000	16,000,000
Texas, Dallas Performing Arts Cultural Facilities Corp., Dallas Arts Center Foundation Project, Series A, 0.15%, 9/1/2041, LOC: Bank of America NA	9,170,000	9,170,000
Texas, Lower Neches Valley Authority, Pollution Control Revenue, Chevron U.S.A., Inc. Project, 0.14%*, 2/15/2017	11,660,000	11,660,000
Texas, State Transportation Revenue, 2.0%, 8/28/2014	35,000,000	35,516,518
University of Texas, System Revenue, 0.11%, 12/4/2013	23,268,000	23,268,000
		117,599,518
Virginia 0.9%
Virginia, Nuveen Premium Income Municipal Fund, 144A, AMT, 0.18%*, 8/3/2043, LIQ: Toronto-Dominion Bank	15,000,000	15,000,000
Virginia, State Public School Authority, School Financing 1997, Series A, 5.0%, 8/1/2014	1,900,000	1,968,302
		16,968,302
Washington 1.5%
Washington, State Economic Development Finance Authority, Solid Waste Disposal Revenue, Waste Management, Inc. Project, Series D, AMT, 0.11%*, 7/1/2030, LOC: JPMorgan Chase Bank NA	20,000,000	20,000,000
Washington, State Higher Education Facilities Authority Revenue, Seattle University Project, Series A, 0.08%*, 5/1/2028, LOC: U.S. Bank NA	7,780,000	7,780,000
		27,780,000
Wisconsin 1.0%
Wisconsin, State Health & Educational Facilities Authority Revenue, Ascension Health Alliance Senor Credit Group, Series B, 0.14%**, 11/15/2043	19,535,000	19,535,000

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $1,904,804,886)†	99.8	1,904,804,886
Other Assets and Liabilities, Net	0.2	4,482,507
Net Assets	100.0	1,909,287,393

* Variable rate demand notes and variable rate demand preferred shares are securities whose interest rates are reset periodically at market levels. These securities are payable on demand and are shown at their current rates as of October 31, 2013.

** Floating rate securities' yields vary with a designated market index or market rate, such as the coupon-equivalent of the U.S. Treasury Bill rate. These securities are shown at their current rate as of October 31, 2013.

† The cost for federal income tax purposes was $1,904,804,886.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

AGMC: Assured Guaranty Municipal Corp.

AMBAC: Ambac Financial Group, Inc.

AMT: Subject to alternative minimum tax.

GTY: Guaranty Agreement

INS: Insured

LIQ: Liquidity Facility

LOC: Letter of Credit

NATL: National Public Finance Guarantee Corp.

Prerefunded: Bonds which are prerefunded are collateralized usually by U.S. Treasury securities which are held in escrow and used to pay principal and interest on tax-exempt issues and to retire the bonds in full at the earliest refunding date.

SPA: Standby Bond Purchase Agreement

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Securities held by the Fund are reflected as Level 2 because the securities are valued at amortized cost (which approximates fair value) and, accordingly, the inputs used to determine value are not quoted prices in an active market.

The following is a summary of the inputs used as of October 31, 2013 in valuing the Fund's investments. For information on the Fund's policy regarding the valuation of investments, please refer to the Security Valuation section of Note 1 in the accompanying Notes to Financial Statements.
Assets	Level 1	Level 2	Level 3	Total

Municipal Investments (a)	$—	$1,904,804,886	$—	$1,904,804,886
Total	$—	$1,904,804,886	$—	$1,904,804,886

There have been no transfers between fair value measurement levels during the period ended October 31, 2013.

(a) See Investment Portfolio for additional detailed categorizations.

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities
as of October 31, 2013 (Unaudited)
Assets	Tax-Exempt Portfolio
Investments: Investments in securities, valued at amortized cost	$1,904,804,886
Receivable for investments sold	5,710,000
Receivable for Fund shares sold	3,942,699
Interest receivable	1,955,195
Due from Advisor	5,246
Other assets	91,252
Total assets	1,916,509,278
Liabilities
Cash overdraft	6,454,420
Payable for Fund shares redeemed	434,940
Distributions payable	6,183
Accrued management fee	15,814
Accrued Trustees' fees	19,760
Other accrued expenses and payables	290,768
Total liabilities	7,221,885
Net assets, at value	$1,909,287,393
Net Assets Consist of
Undistributed net investment income	213,517
Accumulated net realized gain (loss)	177,152
Paid-in capital	1,908,896,724
Net assets, at value	$1,909,287,393

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities as of October 31, 2013 (Unaudited) (continued)
Net Asset Value	Tax-Exempt Portfolio
Capital Assets Funds Shares Net Asset Value, offering and redemption price per share ($5,930,493 ÷ 5,928,553 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00
Davidson Cash Equivalent Shares Net Asset Value, offering and redemption price per share ($69,776,100 ÷ 69,753,283 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00
DWS Tax-Exempt Cash Institutional Shares Net Asset Value, offering and redemption price per share ($955,840,571 ÷ 955,528,006 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00
DWS Tax-Exempt Money Fund Net Asset Value, offering and redemption price per share ($262,720,231 ÷ 262,634,779 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00
DWS Tax-Free Money Fund Class S Net Asset Value, offering and redemption price per share ($100,092,607 ÷ 100,059,790 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00
Service Shares Net Asset Value, offering and redemption price per share ($54,731,946 ÷ 54,714,049 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00
Tax-Exempt Cash Managed Shares Net Asset Value, offering and redemption price per share ($121,596,420 ÷ 121,556,657 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00
Tax-Free Investment Class Net Asset Value, offering and redemption price per share ($338,599,025 ÷ 338,488,303 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00

The accompanying notes are an integral part of the financial statements.

Statement of Operations
for the six months ended October 31, 2013 (Unaudited)
Investment Income	Tax-Exempt Portfolio
Income: Interest	$1,452,073
Expenses: Management fee	639,783
Administration fee	970,444
Services to shareholders	560,912
Distribution and service fees	1,037,385
Custodian fee	13,741
Professional fees	61,769
Reports to shareholders	77,359
Registration fees	72,404
Trustees' fees and expenses	37,111
Other	51,304
Total expenses before expense reductions	3,522,212
Expense reductions	(2,169,613)
Total expenses after expense reductions	1,352,599
Net investment income	99,474
Net realized gain (loss) from investments	177,152
Net increase (decrease) in net assets resulting from operations	$276,626

The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets
	Tax-Exempt Portfolio
Increase (Decrease) in Net Assets	Six Months Ended October 31, 2013 (Unaudited)	Year Ended April 30, 2013
Operations: Net investment income	$99,474	$312,710
Net realized gain (loss)	177,152	119,059
Net increase in net assets resulting from operations	276,626	431,769
Distributions to shareholders from: Net investment income: Capital Assets Funds Shares	(431)	(2,578)
Davidson Cash Equivalent Shares	(3,856)	(16,635)
DWS Tax-Exempt Cash Institutional Shares	(51,041)	(347,411)
DWS Tax-Exempt Money Fund	(12,294)	(63,056)
DWS Tax-Free Money Fund Class S	(4,942)	(22,814)
Service Shares	(2,568)	(12,350)
Tax-Exempt Cash Managed Shares	(6,199)	(36,504)
Tax-Free Investment Class	(17,277)	(80,485)
Net realized gain: Capital Assets Funds Shares	—	(686)
Davidson Cash Equivalent Shares	—	(4,358)
DWS Tax-Exempt Cash Institutional Shares	—	(58,793)
DWS Tax-Exempt Money Fund	—	(15,872)
DWS Tax-Free Money Fund Class S	—	(5,799)
Service Shares	—	(2,541)
Tax-Exempt Cash Managed Shares	—	(9,837)
Tax-Free Investment Class	—	(21,062)
Total distributions	(98,608)	(700,781)
Fund share transactions: Proceeds from shares sold	1,956,055,048	3,574,503,665
Reinvestment of distributions	63,363	409,744
Cost of shares redeemed	(1,911,311,210)	(3,871,064,788)
Net increase (decrease) in net assets from Fund share transactions	44,807,201	(296,151,379)
Increase (decrease) in net assets	44,985,219	(296,420,391)
Net assets at beginning of period	1,864,302,174	2,160,722,565
Net assets at end of period (including undistributed net investment income of $213,517 and $212,651, respectively)	$1,909,287,393	$1,864,302,174

The accompanying notes are an integral part of the financial statements.

Financial Highlights
Tax-Exempt Portfolio Service Shares
Six Months Ended 10/31/13 (Unaudited)			Years Ended April 30,
			2013		2012		2011		2010		2009
Selected Per Share Data
Net asset value, beginning of period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00
Income (loss) from investment operations: Net investment income	.000	***	.000	***	.000	***	.000	***	.000	***	.008
Net realized gain (loss)	.000	***	.000	***	.000	***	.000	***	.000	***	.000 ***
Total from investment operations	.000	***	.000	***	.000	***	.000	***	.000	***	.008
Less distributions from: Net investment income	(.000	)***	(.000	)***	(.000	)***	(.000	)***	(.000	)***	(.008)
Net realized gains	—		(.000	)***	—		—		(.000	)***	—
Total distributions	(.000	)***	(.000	)***	(.000	)***	(.000	)***	(.000	)***	(.008)
Net asset value, end of period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00
Total Return (%)a	.01	**	.03		.02		.01		.01		.82
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	55		45		78		82		37		62
Ratio of expenses before expense reductions (%)	1.05	*	1.05		1.04		1.04		1.05		1.06
Ratio of expenses after expense reductions (%)	.14	*	.20		.22		.34		.46		.97
Ratio of net investment income (%)	.01	*	.01		.01		.01		.01		.81
a Total return would have been lower had certain expenses not been reduced. * Annualized ** Not annualized *** Amount is less than $.0005.

Notes to Financial Statements (Unaudited)

A. Organization and Significant Accounting Policies

Cash Account Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end investment management company organized as a Massachusetts business trust.

The Trust offers three funds: Money Market Portfolio, Government & Agency Securities Portfolio and Tax-Exempt Portfolio (each a "Fund" and together, the "Funds").

Money Market Portfolio offers four classes of shares: Davidson Cash Equivalent Shares, Davidson Cash Equivalent Plus Shares, Premium Reserve Money Market Shares and Service Shares. The Capital Assets Funds Preferred Shares class and the Capital Assets Funds Shares class were terminated on September 10, 2013 and are no longer offered.

Government & Agency Securities Portfolio offers seven classes of shares: Capital Assets Funds Shares, Davidson Cash Equivalent Shares, Davidson Cash Equivalent Plus Shares, DWS Government & Agency Money Fund, DWS Government Cash Institutional Shares, Government Cash Managed Shares and Service Shares.

Tax-Exempt Portfolio offers eight classes of shares: Capital Assets Funds Shares, Davidson Cash Equivalent Shares, DWS Tax-Exempt Cash Institutional Shares, DWS Tax-Exempt Money Fund, DWS Tax-Free Money Fund Class S, Service Shares, Tax-Exempt Cash Managed Shares and Tax-Free Investment Class.

The financial highlights for all classes of shares, other than Service Shares, are provided separately and are available upon request.

Each Fund's investment income, realized gains and losses, and certain Fund-level expenses and expense reductions, if any, are borne pro rata on the basis of relative net assets by the holders of all classes of shares of that Fund, except that each class bears certain expenses unique to that class such as distribution and service fees, services to shareholders and certain other class-specific expenses. Differences in class-level expenses may result in payment of different per share dividends by class. All shares of the Trust have equal rights with respect to voting subject to class-specific arrangements.

Each Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates. Actual results could differ from those estimates. The policies described below are followed consistently by the Funds in the preparation of their financial statements.

Security Valuation. Various inputs are used in determining the value of each Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including each Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Funds value all securities utilizing the amortized cost method permitted in accordance with Rule 2a-7 under the 1940 Act and certain conditions therein. Under this method, which does not take into account unrealized capital gains or losses on securities, an instrument is initially valued at its cost and thereafter assumes a constant accretion/amortization rate to maturity of any discount or premium. Securities held by the Fund are reflected as Level 2 because the securities are valued at amortized cost (which approximates fair value) and, accordingly, the inputs used to determine value are not quoted prices in an active market.

Disclosure about the classification of fair value measurements is included in a table following each Fund's Investment Portfolio.

Repurchase Agreements. Each Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, with certain banks and broker/dealers whereby each Fund, through its custodian or a sub-custodian bank, receives delivery of the underlying securities, the amount of which at the time of purchase and each subsequent business day is required to be maintained at such a level that the market value is equal to at least the principal amount of the repurchase price plus accrued interest. The custodial bank or another designated subcustodian holds the collateral in a separate account until the agreement matures. If the value of the securities falls below the principal amount of the repurchase agreement plus accrued interest, the financial institution deposits additional collateral by the following business day. If the financial institution either fails to deposit the required additional collateral or fails to repurchase the securities as agreed, the Funds have the right to sell the securities and recover any resulting loss from the financial institution. If the financial institution enters into bankruptcy, the Funds' claims on the collateral may be subject to legal proceedings.

As of October 31, 2013, the Fund had investments in repurchase agreements with a gross value of $18,000,000 and $1,411,000,000, respectively, for Money Market Portfolio and Government & Agency Securities Portfolio. The value of the related collateral exceeded the value of the repurchase agreements at period end. The detail of the related collateral is included in the footnotes following each Fund's Investment Portfolio.

Federal Income Taxes. Each of the Funds' policies is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies and to distribute all of its taxable and tax-exempt income to its shareholders.

Under the Regulated Investment Company Modernization Act of 2010, net capital losses incurred post-enactment may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses. Previously, net capital losses were carried forward for eight years and treated as short-term losses. As a transition rule, the Act requires that post-enactment net capital losses be used before pre-enactment net capital losses.

At April 30, 2013, DWS Money Market Portfolio had a net tax basis capital loss carryforward of approximately $14,000 of post-enactment short-term losses, which may be applied against realized net taxable capital gains indefinitely.

At April 30, 2013, DWS Government & Agency Securities Portfolio had a net tax basis capital loss carryforward of approximately $436,000 of pre-enactment losses, which may be applied against any realized net taxable capital gains of each succeeding year until fully utilized or until April 30, 2019 (the expiration date), whichever occurs first.

The Funds have reviewed the tax positions for the open tax years as of April 30, 2013 and have determined that no provision for income tax is required in the Funds' financial statements. The Funds' federal tax returns for the prior three fiscal years remain open subject to examination by the Internal Revenue Service.

Distribution of Income. Net investment income of each Fund is declared as a daily dividend and is distributed to shareholders monthly. Each Fund may take into account capital gains and losses in its daily dividend declarations. Each Fund may also make additional distributions for tax purposes if necessary.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Temporary book and tax basis differences will reverse in a subsequent period. There were no significant book-to-tax differences for the Funds.

The tax character of current year distributions will be determined at the end of the current fiscal year.

Expenses. Expenses of the Trust arising in connection with a specific Fund are allocated to that Fund. Other Trust expenses which cannot be directly attributed to a Fund are apportioned pro rata on the basis of relative net assets among the Funds in the Trust based upon the relative net assets or other appropriate measures.

Contingencies. In the normal course of business, the Funds may enter into contracts with service providers that contain general indemnification clauses. The Funds' maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet been made. However, based on experience, the Funds expect the risk of loss to be remote.

Other. Investment transactions are accounted for on trade date. Interest income is recorded on the accrual basis. Realized gains and losses from investment transactions are recorded on an identified cost basis and may include proceeds from litigation. All discounts and premiums are accreted/amortized for both tax and financial reporting purposes.

B. Related Parties

Management Agreement for Money Market Portfolio. Under an Investment Management Agreement with Deutsche Investment Management Americas Inc. ("DIMA" or the "Advisor"), an indirect, wholly owned subsidiary of Deutsche Bank AG, the Advisor directs the investments of Money Market Portfolio in accordance with its investment objectives, policies and restrictions. The Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Fund. In addition to portfolio management services, the Advisor provides certain administrative services in accordance with the Investment Management Agreement to the Money Market Portfolio.

The Money Market Portfolio pays a monthly management fee based on the combined average daily net assets of the three Funds of the Trust and allocated to Money Market Portfolio based on its relative net assets, computed and accrued daily and payable monthly, at 1/12 of the following annual rates:
First $500 million of the Funds' combined average daily net assets	.220%
Next $500 million of such net assets	.200%
Next $1 billion of such net assets	.175%
Next $1 billion of such net assets	.160%
Over $3 billion of such net assets	.150%

The Advisor has agreed to voluntarily waive expenses. The voluntary waiver may be changed or terminated at any time without notice. Under these arrangements, the Advisor waived certain expenses on Services Shares of Money Market Portfolio.

Accordingly, for the six months ended October 31, 2013, the Advisor earned a management fee on the Money Market Portfolio aggregating $828,937, of which $515,112 was waived, resulting in an annualized effective rate of 0.06% of the Fund's average daily net assets.

In addition, the Advisor has agreed to maintain expenses of certain other classes of the Trust. These rates are disclosed in the respective share classes' annual reports that are provided separately and are available upon request.

Management Agreement for Government & Agency Securities Portfolio and Tax-Exempt Portfolio. Under an Amended and Restated Investment Management Agreement with the Advisor, the Advisor directs the investments of Government & Agency Securities Portfolio and Tax-Exempt Portfolio in accordance with their respective investment objectives, policies and restrictions. The Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by each Fund.

The Government & Agency Securities Portfolio and Tax-Exempt Portfolio pay a monthly management fee based on the combined average daily net assets of the three Funds of the Trust and allocated to Government & Agency Securities Portfolio and Tax-Exempt Portfolio, respectively, based on their relative net assets, computed and accrued daily and payable monthly, at the following annual rates:
First $500 million of the Funds' combined average daily net assets	.120%
Next $500 million of such net assets	.100%
Next $1 billion of such net assets	.075%
Next $1 billion of such net assets	.060%
Over $3 billion of such net assets	.050%

The Advisor has agreed to contractually reduce its management fee for the Government & Agency Securities Portfolio such that the annual effective rate is limited to 0.05% of the Government & Agency Securities Portfolio's average daily net assets.

In addition, the Advisor has agreed to voluntarily waive additional expenses. The voluntary waiver may be changed or terminated at any time without notice. Under these arrangements, the Advisor waived certain expenses on Services Shares of Government & Agency Securities Portfolio and Tax-Exempt Portfolio.

Accordingly, for the six months ended October 31, 2013, the Advisor earned a management fee on the Government & Agency Securities Portfolio aggregating $1,032,080, all of which was waived.

Accordingly, for the six months ended October 31, 2013, the Advisor earned a management fee on the Tax-Exempt Portfolio aggregating $639,783, of which $618,196 was waived, resulting in an annualized effective rate of 0.002% of the Fund's average daily net assets.

The Advisor has also agreed to maintain expenses of certain other classes of the Trust. These rates are disclosed in the respective share classes' annual reports that are provided separately and are available upon request.

Administration Fee. Pursuant to an Administrative Services Agreement, DIMA provides most administrative services to the Government & Agency Securities Portfolio and Tax-Exempt Portfolio. For all services provided under the Administrative Services Agreement, each of these two Funds pays the Advisor an annual fee ("Administration Fee") of 0.10% of each of these two Funds' average daily net assets, computed and accrued daily and payable monthly. For the six months ended October 31, 2013, the Administration Fee from the Government & Agency Securities Portfolio and the Tax-Exempt Portfolio was as follows:
Fund	Administration Fee	Waived	Unpaid at October 31, 2013
Government & Agency Securities Portfolio	$1,564,103	$890,677	$158,866
Tax-Exempt Portfolio	$970,444	$—	$162,633

Service Provider Fees. DWS Investments Service Company ("DISC"), an affiliate of the Advisor, is the transfer agent, dividend-paying agent and shareholder service agent for the Funds. Pursuant to a sub-transfer agency agreement between DISC and DST Systems, Inc. ("DST"), DISC has delegated certain transfer agent, dividend-paying agent and shareholder service agent functions to DST. DISC compensates DST out of the shareholder servicing fee it receives from the Funds. For the six months ended October 31, 2013, the amounts charged to the Funds by DISC were as follows:
Money Market Portfolio:	Total Aggregated	Waived	Unpaid at October 31, 2013
Capital Assets Funds Shares	$356,380	$313,568	$1,127
Capital Assets Funds Preferred Shares	683	683	—
Davidson Cash Equivalent Shares	9,843	8,073	1,263
Davidson Cash Equivalent Plus Shares	750	599	137
Premium Reserve Money Market Shares	35,744	23,833	7,725
Service Shares	845,109	699,709	39,015
	$1,248,509	$1,046,465	$49,267

Government & Agency Securities Portfolio:	Total Aggregated	Waived	Unpaid at October 31, 2013
Capital Assets Funds Shares	$110,006	$100,590	$9,416
Davidson Cash Equivalent Shares	22,971	21,084	111
Davidson Cash Equivalent Plus Shares	103,569	92,772	6,238
DWS Government & Agency Money Fund	47,057	36,108	10,090
DWS Government Cash Institutional Shares	125,098	125,098	—
Government Cash Managed Shares	106,982	82,929	8,072
Service Shares	77,390	71,077	1,290
	$593,073	$529,658	$35,217

Tax-Exempt Portfolio:	Total Aggregated	Waived	Unpaid at October 31, 2013
Capital Assets Funds Shares	$10,785	$10,618	$167
Davidson Cash Equivalent Shares	57,839	57,778	61
DWS Tax-Exempt Cash Institutional Shares	74,977	70,923	4,054
DWS Tax-Exempt Money Fund	41,417	41,417	—
DWS Tax-Free Money Fund Class S	29,876	29,759	117
Service Shares	64,227	64,227	—
Tax-Exempt Cash Managed Shares	37,203	36,404	799
Tax-Free Investment Class	201,794	201,683	111
	$518,118	$512,809	$5,309

Pursuant to a fund accounting agreement between DIMA and Money Market Portfolio, DIMA is responsible for computing the daily net asset value per share and maintaining the portfolio and general accounting records of Money Market Portfolio. DIMA has delegated certain fund accounting and record-keeping services to State Street Bank and Trust Company. The costs and expenses of such delegation are paid by DIMA. Money Market Portfolio paid no fee to DIMA for fund accounting and record-keeping services provided under the fund accounting agreement during the period.

For the six months ended October 31, 2013, the Advisor reimbursed Tax-Exempt Portfolio $1,223 of sub-recordkeeping fees for DWS Tax-Exempt Money Fund class.

Distribution Service Agreement. Under the Distribution Service Agreement, in accordance with Rule 12b-1 under the 1940 Act, DWS Investments Distributors, Inc. ("DIDI"), an affiliate of the Advisor, receives a fee ("Distribution Fee"), calculated as a percentage of average daily net assets for the shares listed in the following table.

For the six months ended October 31, 2013, the Distribution Fee was as follows:
Money Market Portfolio:	Distribution Fee	Waived	Annualized Effective Rate	Contractual Rate (Up To)
Capital Assets Funds Shares	$470,422	$470,422	.00%	.33%
Capital Assets Funds Preferred Shares	910	910	.00%	.20%
Davidson Cash Equivalent Shares	10,937	10,937	.00%	.30%
Davidson Cash Equivalent Plus Shares	721	721	.00%	.25%
Service Shares	2,006,892	2,006,892	.00%	.60%
	$2,489,882	$2,489,882

Government & Agency Securities Portfolio:	Distribution Fee	Waived	Annualized Effective Rate	Contractual Rate (Up To)

Capital Assets Funds Shares	$145,208	$145,208	.00%	.33%
Davidson Cash Equivalent Shares	27,566	27,566	.00%	.30%
Davidson Cash Equivalent Plus Shares	129,460	129,460	.00%	.25%
Service Shares	185,735	185,735	.00%	.60%
	$487,969	$487,969

Tax-Exempt Portfolio:	Distribution Fee	Waived	Annualized Effective Rate	Contractual Rate (Up To)
Capital Assets Funds Shares	$14,236	$14,236	.00%	.33%
Davidson Cash Equivalent Shares	115,677	115,677	.00%	.30%
Service Shares	154,144	154,144	.00%	.60%
Tax-Free Investment Class	432,138	432,138	.00%	.25%
	$716,195	$716,195

In addition, DIDI provides information and administrative services for a fee ("Service Fee") for the shares listed in the following table. A portion of these fees may be paid pursuant to a Rule 12b-1 plan.

For the six months ended October 31, 2013, the Service Fee was as follows:
Money Market Portfolio:	Service Fee	Waived	Annualized Effective Rate	Contractual Rate (Up To)
Capital Assets Funds Shares	$356,380	$356,380	.00%	.25%
Capital Assets Funds Preferred Shares	455	455	.00%	.10%
Davidson Cash Equivalent Shares	9,114	9,114	.00%	.25%
Davidson Cash Equivalent Plus Shares	577	577	.00%	.20%
Premium Reserve Money Market Shares	59,574	59,574	.00%	.25%
	$426,100	$426,100

Government & Agency Securities Portfolio:	Service Fee	Waived	Annualized Effective Rate	Contractual Rate (Up To)
Capital Assets Funds Shares	$110,006	$110,006	.00%	.25%
Davidson Cash Equivalent Shares	22,971	22,971	.00%	.25%
Davidson Cash Equivalent Plus Shares	103,569	103,569	.00%	.20%
Government Cash Managed Shares	178,304	178,304	.00%	.15%
	$414,850	$414,850

Tax-Exempt Portfolio:	Service Fee	Waived	Annualized Effective Rate	Contractual Rate (Up To)
Capital Assets Funds Shares	$10,785	$10,785	.00%	.25%
Davidson Cash Equivalent Shares	96,398	96,398	.00%	.25%
Tax-Exempt Cash Managed Shares	93,008	93,008	.00%	.15%
Tax-Free Investment Class	120,999	120,999	.00%	.07%
	$321,190	$321,190

Typesetting and Filing Service Fees. Under an agreement with DIMA, DIMA is compensated for providing typesetting and certain regulatory filing services to the Funds. For the six months ended October 31, 2013, the amounts charged to the Funds by DIMA included in the Statement of Operations under "reports to shareholders" were as follows:
Fund	Total Aggregated	Unpaid at October 31, 2013
Money Market Portfolio	$19,637	$7,087
Government & Agency Securities Portfolio	$28,520	$8,904
Tax-Exempt Portfolio	$43,547	$17,691

Trustees' Fees and Expenses. The Funds paid retainer fees to each Trustee not affiliated with the Advisor, plus specified amounts to the Board Chairperson and Vice Chairperson and to each committee Chairperson.

C. Concentration of Ownership

From time to time, the Funds may have a concentration of several shareholder accounts holding a significant percentage of shares outstanding. Investment activities of these shareholders could have a material impact on the Funds.

At October 31, 2013, three shareholder accounts held approximately 57%, 13% and 12% of the outstanding shares of the Money Market Portfolio; one shareholder account held approximately 14% of the outstanding shares of the Government & Agency Securities Portfolio; and three shareholder accounts held approximately 30%, 19% and 12% of the outstanding shares of the Tax-Exempt Portfolio.

D. Line of Credit

The Funds and other affiliated funds (the "Participants") share in a $375 million revolving credit facility provided by a syndication of banks. Each Fund may borrow for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee which is allocated based on net assets, among each of the Participants. Interest is calculated at a rate per annum equal to the sum of the Federal Funds Rate plus 1.25 percent plus, if LIBOR exceeds the Federal Funds Rate, the amount of such excess. Each Fund may borrow up to a maximum of 33 percent of its net assets under the agreement. The Funds had no outstanding loans at October 31, 2013.

E. Share Transactions

The following tables summarize share and dollar activity in the Funds:

Money Market Portfolio
	Six Months Ended October 31, 2013		Year Ended April 30, 2013
	Shares	Dollars	Shares	Dollars
Shares sold
Capital Assets Funds Shares	106,732,273	$106,732,273	629,975,145	$629,975,145
Capital Assets Funds Preferred Shares	973,753	973,753	15,876,680	15,876,680
Davidson Cash Equivalent Shares	9,874,710	9,874,710	4,424,439	4,424,439
Davidson Cash Equivalent Plus Shares	668,277	668,277	667,261	667,261
Premium Reserve Money Market Shares	60,441,188	60,441,188	119,393,312	119,393,312
Service Shares	417,540,965	417,540,965	760,462,298	760,462,298
		$596,231,166		$1,530,799,135
Shares issued to shareholders in reinvestment of distributions
Capital Assets Funds Shares	26,946	$26,946	140,590	$140,590
Capital Assets Funds Preferred Shares	211	211	1,170	1,170
Davidson Cash Equivalent Shares	2,496	2,496	959	959
Davidson Cash Equivalent Plus Shares	194	194	75	75
Premium Reserve Money Market Shares	10,916	10,916	3,797	3,797
Service Shares	121,814	121,814	105,122	105,122
		$162,577		$251,713
Shares redeemed
Capital Assets Funds Shares	(689,335,717)	$(689,335,717)	(780,874,399)	$(780,874,399)
Capital Assets Funds Preferred Shares	(2,669,105)	(2,669,105)	(16,735,077)	(16,735,077)
Davidson Cash Equivalent Shares	(11,228,524)	(11,228,524)	(6,174,353)	(6,174,353)
Davidson Cash Equivalent Plus Shares	(640,358)	(640,358)	(791,706)	(791,706)
Premium Reserve Money Market Shares	(65,657,068)	(65,657,068)	(116,890,479)	(116,890,479)
Service Shares	(1,057,397,570)	(1,057,397,570)	(822,660,183)	(822,660,183)
		$(1,826,928,342)		$(1,744,126,197)
Net increase (decrease)
Capital Assets Funds Shares	(582,576,498)	$(582,576,498)	(150,758,664)	$(150,758,664)
Capital Assets Funds Preferred Shares	(1,695,141)	(1,695,141)	(857,227)	(857,227)
Davidson Cash Equivalent Shares	(1,351,318)	(1,351,318)	(1,748,955)	(1,748,955)
Davidson Cash Equivalent Plus Shares	28,113	28,113	(124,370)	(124,370)
Premium Reserve Money Market Shares	(5,204,964)	(5,204,964)	2,506,630	2,506,630
Service Shares	(639,734,791)	(639,734,791)	(62,092,763)	(62,092,763)
		$(1,230,534,599)		$(213,075,349)

Government & Agency Securities Portfolio
	Six Months Ended October 31, 2013		Year Ended April 30, 2013
	Shares	Dollars	Shares	Dollars
Shares sold
Capital Assets Funds Shares	20,390,285	$20,390,285	106,697,232	$106,697,232
Davidson Cash Equivalent Shares	21,530,677	21,530,677	31,099,071	31,099,071
Davidson Cash Equivalent Plus Shares	204,186,570	204,186,570	222,327,364	222,327,364
DWS Government & Agency Money Fund	20,923,916	20,923,916	53,121,349	53,121,349
DWS Government Cash Institutional Shares	10,243,870,730	10,243,870,730	15,315,065,657	15,315,065,657
Government Cash Managed Shares	523,645,367	523,645,367	1,990,326,289	1,990,326,289
Service Shares	114,031,613	114,031,613	264,734,153	264,734,153
Account Maintenance Fees	—	30,781	—	—
		$11,148,609,939		$17,983,371,115
Shares issued to shareholders in reinvestment of distributions
Capital Assets Funds Shares	4,401	$4,401	17,994	$17,994
Davidson Cash Equivalent Shares	852	852	2,284	2,284
Davidson Cash Equivalent Plus Shares	4,809	4,809	9,940	9,940
DWS Government & Agency Money Fund	5,336	5,336	11,818	11,818
DWS Government Cash Institutional Shares	181,245	181,245	341,515	341,515
Government Cash Managed Shares	4,209	4,209	7,714	7,714
Service Shares	3,094	3,094	8,959	8,959
		$203,946		$400,224
Shares redeemed
Capital Assets Funds Shares	(141,457,504)	$(141,457,504)	(205,489,534)	$(205,489,534)
Davidson Cash Equivalent Shares	(25,862,258)	(25,862,258)	(35,645,815)	(35,645,815)
Davidson Cash Equivalent Plus Shares	(208,278,948)	(208,278,948)	(207,586,537)	(207,586,537)
DWS Government & Agency Money Fund	(26,327,411)	(26,327,411)	(75,265,565)	(75,265,565)
DWS Government Cash Institutional Shares	(9,566,885,632)	(9,566,885,632)	(15,771,839,065)	(15,771,839,065)
Government Cash Managed Shares	(536,306,365)	(536,306,365)	(1,983,483,875)	(1,983,483,875)
Service Shares	(139,431,456)	(139,431,456)	(294,366,143)	(294,366,143)
		$(10,644,549,574)		$(18,573,676,534)
Net increase (decrease)
Capital Assets Funds Shares	(121,062,818)	$(121,062,818)	(98,774,308)	$(98,774,308)
Davidson Cash Equivalent Shares	(4,330,729)	(4,330,729)	(4,544,460)	(4,544,460)
Davidson Cash Equivalent Plus Shares	(4,087,569)	(4,087,569)	14,750,767	14,750,767
DWS Government & Agency Money Fund	(5,398,159)	(5,398,159)	(22,132,398)	(22,132,398)
DWS Government Cash Institutional Shares	677,166,343	677,166,343	(456,431,893)	(456,431,893)
Government Cash Managed Shares	(12,656,789)	(12,656,789)	6,850,128	6,850,128
Service Shares	(25,396,749)	(25,396,749)	(29,623,031)	(29,623,031)
Account Maintenance Fees	—	30,781	—	—
		$504,264,311		$(589,905,195)

Tax-Exempt Portfolio
	Six Months Ended October 31, 2013		Year Ended April 30, 2013
	Shares	Dollars	Shares	Dollars
Shares sold
Capital Assets Funds Shares	13,801,068	$13,801,068	33,780,270	$33,780,270
Davidson Cash Equivalent Shares	130,013,855	130,013,855	115,063,476	115,063,476
DWS Tax-Exempt Cash Institutional Shares	1,083,302,179	1,083,302,179	2,372,880,502	2,372,880,502
DWS Tax-Exempt Money Fund	149,406,947	149,406,947	251,306,829	251,306,829
DWS Tax-Free Money Fund Class S	32,332,345	32,332,345	28,082,317	28,082,317
Service Shares	66,756,033	66,756,033	138,095,905	138,095,905
Tax-Exempt Cash Managed Shares	244,889,983	244,889,983	238,693,476	238,693,476
Tax-Free Investment Class	235,518,370	235,518,370	396,600,890	396,600,890
Account Maintenance Fees	—	34,268	—	—
		$1,956,055,048		$3,574,503,665
Shares issued to shareholders in reinvestment of distributions
Capital Assets Funds Shares	431	$431	3,264	$3,264
Davidson Cash Equivalent Shares	3,620	3,620	20,992	20,992
DWS Tax-Exempt Cash Institutional Shares	20,474	20,474	163,290	163,290
DWS Tax-Exempt Money Fund	12,086	12,086	76,913	76,913
DWS Tax-Free Money Fund Class S	7,079	7,079	27,387	27,387
Service Shares	2,565	2,565	14,768	14,768
Tax-Exempt Cash Managed Shares	4	4	2,584	2,584
Tax-Free Investment Class	17,104	17,104	100,546	100,546
		$63,363		$409,744
Shares redeemed
Capital Assets Funds Shares	(17,929,827)	$(17,929,827)	(35,324,040)	$(35,324,040)
Davidson Cash Equivalent Shares	(130,642,176)	(130,642,176)	(106,210,991)	(106,210,991)
DWS Tax-Exempt Cash Institutional Shares	(1,098,032,303)	(1,098,032,303)	(2,508,359,723)	(2,508,359,723)
DWS Tax-Exempt Money Fund	(128,723,725)	(128,723,725)	(322,145,746)	(322,145,746)
DWS Tax-Free Money Fund Class S	(32,158,599)	(32,158,599)	(38,170,621)	(38,170,621)
Service Shares	(56,939,320)	(56,939,320)	(171,243,303)	(171,243,303)
Tax-Exempt Cash Managed Shares	(238,394,192)	(238,394,192)	(290,012,104)	(290,012,104)
Tax-Free Investment Class	(208,491,068)	(208,491,068)	(399,598,260)	(399,598,260)
		$(1,911,311,210)		$(3,871,064,788)
Net increase (decrease)
Capital Assets Funds Shares	(4,128,328)	$(4,128,328)	(1,540,506)	$(1,540,506)
Davidson Cash Equivalent Shares	(624,701)	(624,701)	8,873,477	8,873,477
DWS Tax-Exempt Cash Institutional Shares	(14,709,650)	(14,709,650)	(135,315,931)	(135,315,931)
DWS Tax-Exempt Money Fund	20,695,308	20,695,308	(70,762,004)	(70,762,004)
DWS Tax-Free Money Fund Class S	180,825	180,825	(10,060,917)	(10,060,917)
Service Shares	9,819,278	9,819,278	(33,132,630)	(33,132,630)
Tax-Exempt Cash Managed Shares	6,495,795	6,495,795	(51,316,044)	(51,316,044)
Tax-Free Investment Class	27,044,406	27,044,406	(2,896,824)	(2,896,824)
Account Maintenance Fees	—	34,268	—	—
		$44,807,201		$(296,151,379)

Information About Each Fund's Expenses

As an investor of a Fund, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Fund expenses. Examples of transaction costs include account maintenance fees, which are not shown in this section. The following tables are intended to help you understand your ongoing expenses (in dollars) of investing in each Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. In the most recent six-month period, each Fund limited these expenses; had they not done so, expenses would have been higher for the Service Shares. The example in the table is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (May 1, 2013 to October 31, 2013).

The tables illustrate your Fund's expenses in two ways:

—Actual Fund Return. This helps you estimate the actual dollar amount of ongoing expenses (but not transaction costs) paid on a $1,000 investment in the Fund using the Fund's actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Expenses Paid per $1,000" line under the share class you hold.

— Hypothetical 5% Portfolio Return. This helps you to compare your Fund's ongoing expenses (but not transaction costs) with those of other mutual funds using the Fund's actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs. The "Expenses Paid per $1,000" line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expense of owning different funds. If these transaction costs had been included, your costs would have been higher.

Service Shares Expenses and Value of a $1,000 Investment for the six months ended October 31, 2013 (Unaudited)
Actual Fund Return	Money Market Portfolio	Government & Agency Securities Portfolio	Tax-Exempt Portfolio
Beginning Account Value 5/1/13	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 10/31/13	$1,000.35	$1,000.05	$1,000.05
Expenses Paid per $1,000*	$.81	$.45	$.71
Hypothetical 5% Fund Return
Beginning Account Value 5/1/13	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 10/31/13	$1,024.40	$1,024.75	$1,024.50
Expenses Paid per $1,000*	$.82	$.46	$.71
* Expenses are equal to the Fund's annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by 184 (the number of days in the most recent six-month period), then divided by 365.

Annualized Expense Ratios	Money Market Portfolio	Government & Agency Securities Portfolio	Tax-Exempt Portfolio
Service Shares	.16%	.09%	.14%
For more information, please refer to each Fund's prospectus.
For an analysis of the fees associated with an investment in the Fund or similar funds, please refer to http://apps.finra.org/fundanalyzer/1/fa.aspx.

Other Information

Proxy Voting

The Fund's policies and procedures for voting proxies for portfolio securities and information about how the Fund voted proxies related to its portfolio securities during the 12-month period ended June 30 are available on our Web site — dws-investments.com (click on "proxy voting" at the bottom of the page) — or on the SEC's Web site — sec.gov. To obtain a written copy of the Fund's policies and procedures without charge, upon request, call us toll free at (800) 728-3337.

Portfolio Holdings

Following the Fund's fiscal first and third quarter-end, a complete portfolio holdings listing is filed with the SEC on Form N-Q. In addition, each month, information about the Fund and its portfolio holdings is filed with the SEC on Form N-MFP. The SEC delays the public availability of the information filed on Form N-MFP for 60 days after the end of the reporting period included in the filing. These forms will be available on the SEC's Web site at sec.gov, and they may also be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the SEC's Public Reference Room may be obtained by calling (800) SEC-0330. The Fund's portfolio holdings are also posted on dws-investments.com from time to time. Please see the Fund's current prospectus for more information.

Money Market Fund Reform

In June 2013, the SEC proposed money market fund reform intended to address perceived systemic risks associated with money market funds and to improve transparency for money market fund investors. The Financial Stability Oversight Council (FSOC), a board of U.S. regulators established by the Dodd-Frank Act, had also previously proposed similar recommendations for money market fund reform. If one or more of the SEC or FSOC proposals for money market fund reform were to be adopted in the future, such regulatory action may affect the fund's operations and/or return potential.

Advisory Agreement Board Considerations and Fee Evaluation

Money Market Portfolio

The Board of Trustees approved the renewal of Money Market Portfolio's investment management agreement (the "Agreement") with Deutsche Investment Management Americas Inc. ("DIMA") in September 2013.

In terms of the process that the Board followed prior to approving the Agreement, shareholders should know that:

— In September 2013, all but one of the Fund's Trustees were independent of DIMA and its affiliates.

— The Trustees met frequently during the past year to discuss fund matters and dedicated a substantial amount of time to contract review matters. Over the course of several months, the Board's Contract Committee, in coordination with the Board's Fixed Income and Asset Allocation Oversight Committee, reviewed comprehensive materials received from DIMA, independent third parties and independent counsel. These materials included an analysis of the Fund's performance, fees and expenses, and profitability compiled by a fee consultant retained by the Fund's Independent Trustees (the "Fee Consultant"). The Board also received extensive information throughout the year regarding performance of the Fund.

— The Independent Trustees regularly meet privately with their independent counsel to discuss contract review and other matters. In addition, the Independent Trustees were also advised by the Fee Consultant in the course of their review of the Fund's contractual arrangements and considered a comprehensive report prepared by the Fee Consultant in connection with their deliberations.

— In connection with reviewing the Agreement, the Board also reviewed the terms of the Fund's Rule 12b-1 plan, distribution agreement, transfer agency agreement and other material service agreements.

— Based on its evaluation of the information provided, the Contract Committee presented its findings and recommendations to the Board. The Board then reviewed the Contract Committee's findings and recommendations.

In connection with the contract review process, the Contract Committee and the Board considered the factors discussed below, among others. The Board also considered that DIMA and its predecessors have managed the Fund since its inception, and the Board believes that a long-term relationship with a capable, conscientious advisor is in the best interests of the Fund. The Board considered, generally, that shareholders chose to invest or remain invested in the Fund knowing that DIMA managed the Fund. DIMA is part of Deutsche Bank AG, a major global banking institution that is engaged in a wide range of financial services. The Board believes that there are advantages to being part of a global asset management business that offers a wide range of investing expertise and resources, including hundreds of portfolio managers and analysts with research capabilities in many countries throughout the world.

As part of the contract review process, the Board carefully considered the fees and expenses of each DWS fund overseen by the Board in light of the fund's performance. In many cases, this led to a negotiation with DIMA of lower expense caps as part of the 2012 and 2013 contract review processes than had previously been in place. As part of these negotiations, the Board indicated that it would consider relaxing these new lower caps in future years following sustained improvements in performance, among other considerations.

In June 2012, Deutsche Bank AG ("DB"), DIMA's parent company, announced that DB would combine its Asset Management (of which DIMA was a part) and Wealth Management divisions. DB has advised the Independent Trustees that the U.S. asset management business is a critical and integral part of DB, and that it has, and will continue to, reinvest a significant portion of the substantial savings it expects to realize by combining its Asset Management and Wealth Management divisions into the new Asset and Wealth Management ("AWM") division, including ongoing enhancements to its investment capabilities. DB also has confirmed its commitment to maintaining strong legal and compliance groups within the AWM division.

While shareholders may focus primarily on fund performance and fees, the Fund's Board considers these and many other factors, including the quality and integrity of DIMA's personnel and such other issues as back-office operations, fund valuations, and compliance policies and procedures.

Nature, Quality and Extent of Services. The Board considered the terms of the Agreement, including the scope of advisory services provided under the Agreement. The Board noted that, under the Agreement, DIMA provides portfolio management services and administrative services to the Fund. The Board considered the experience and skills of senior management and investment personnel, the resources made available to such personnel, the ability of DIMA to attract and retain high-quality personnel, and the organizational depth and stability of DIMA. The Board reviewed the Fund's performance over short-term and long-term periods and compared those returns to various agreed-upon performance measures, including a peer universe compiled by the Fee Consultant using information supplied by iMoneyNet, an independent fund data service. The Board also noted that it has put into place a process of identifying "Focus Funds" (e.g., funds performing poorly relative to their benchmark or a peer universe compiled by an independent fund data service), and receives more frequent reporting and information from DIMA regarding such funds, along with DIMA's remedial plans to address underperformance. The Board believes this process is an effective manner of identifying and addressing underperforming funds. Based on the information provided, the Board noted that for the one- and three-year periods ended December 31, 2012, the Fund's gross performance (Service Shares) was in the 1st quartile of the applicable iMoneyNet universe (the 1st quartile being the best performers and the 4th quartile being the worst performers).

Fees and Expenses. The Board considered the Fund's investment management fee schedule, operating expenses and total expense ratios, and comparative information provided by Lipper Inc. ("Lipper") and the Fee Consultant regarding investment management fee rates paid to other investment advisors by similar funds (1st quartile being the most favorable and 4th quartile being the least favorable). With respect to management fees paid to other investment advisors by similar funds, the Board noted that the contractual fee rates paid by the Fund were lower than the median (1st quartile) of the applicable Lipper peer group (based on Lipper data provided as of December 31, 2012). Based on Lipper data provided as of December 31, 2012, the Board noted that the Fund's total (net) operating expenses were higher than the median of the applicable Lipper expense universe for Davidson Cash Equivalent Shares (4th quartile), Davidson Cash Equivalent Plus Shares (4th quartile), Premium Reserve Money Market Shares (3rd quartile) and Service Shares (4th quartile). The Board considered the Fund's management fee rate as compared to fees charged by DIMA to comparable funds and considered differences between the Fund and the comparable funds. The Board also considered how the Fund's total (net) operating expenses compared to the total (net) operating expenses of a more customized peer group selected by Lipper (based on such factors as asset size). The Board noted the significant voluntary fee waivers implemented by DIMA to ensure the Fund maintained a positive yield.

The information considered by the Board as part of its review of management fees included information regarding fees charged by DIMA and its affiliates to similar institutional accounts and to similar funds offered primarily to European investors ("DWS Europe funds"), in each case as applicable. The Board observed that advisory fee rates for institutional accounts generally were lower than the management fees charged by similarly managed DWS U.S. mutual funds ("DWS Funds"), but also took note of the differences in services provided to DWS Funds as compared to institutional accounts. In the case of DWS Europe funds, the Board observed that fee rates for DWS Europe funds generally were higher than for similarly managed DWS Funds, but noted that differences in the types of services provided to DWS Funds relative to DWS Europe funds made it difficult to compare such fees.

On the basis of the information provided, the Board concluded that management fees were reasonable and appropriate in light of the nature, quality and extent of services provided by DIMA.

Profitability. The Board reviewed detailed information regarding revenues received by DIMA under the Agreement. The Board considered the estimated costs and pre-tax profits realized by DIMA from advising the DWS Funds, as well as estimates of the pre-tax profits attributable to managing the Fund in particular. The Board also received information regarding the estimated enterprise-wide profitability of DWS and its affiliates with respect to all fund services in totality and by fund. The Board and the Fee Consultant reviewed DIMA's methodology in allocating its costs to the management of the Fund. Based on the information provided, the Board concluded that the pre-tax profits realized by DIMA in connection with the management of the Fund were not unreasonable. The Board also reviewed information regarding the profitability of certain similar investment management firms. The Board noted that while information regarding the profitability of such firms is limited (and in some cases is not necessarily prepared on a comparable basis), DIMA and its affiliates' overall profitability with respect to the DWS fund complex (after taking into account distribution and other services provided to the funds by DIMA and its affiliates) was lower than the overall profitability levels of many comparable firms for which such data was available.

Economies of Scale. The Board considered whether there are economies of scale with respect to the management of the Fund and whether the Fund benefits from any economies of scale. The Board noted that the Fund's management fee schedule includes fee breakpoints. The Board concluded that the Fund's fee schedule represents an appropriate sharing between the Fund and DIMA of such economies of scale as may exist in the management of the Fund at current asset levels.

Other Benefits to DIMA and Its Affiliates. The Board also considered the character and amount of other incidental benefits received by DIMA and its affiliates, including any fees received by an affiliate of DIMA for distribution services. The Board also considered benefits to DIMA related to brokerage and soft-dollar allocations, including allocating brokerage to pay for research generated by parties other than the executing broker dealers, which pertain primarily to funds investing in equity securities, along with the incidental public relations benefits to DIMA related to DWS Funds advertising and cross-selling opportunities among DIMA products and services. The Board concluded that management fees were reasonable in light of these fallout benefits.

Compliance. The Board considered the significant attention and resources dedicated by DIMA to documenting and enhancing its compliance processes in recent years. The Board noted in particular (i) the experience and seniority of both DIMA's chief compliance officer and the Fund's chief compliance officer; (ii) the large number of DIMA compliance personnel; and (iii) the substantial commitment of resources by DIMA and its affiliates to compliance matters.

Based on all of the information considered and the conclusions reached, the Board unanimously determined that the continuation of the Agreement is in the best interests of the Fund. In making this determination, the Board did not give particular weight to any single factor identified above. The Board considered these factors over the course of numerous meetings, certain of which were in executive session with only the Independent Trustees and their independent counsel present. It is possible that individual Trustees may have weighed these factors differently in reaching their individual decisions to approve the continuation of the Agreement.

Government & Agency Securities Portfolio

The Board of Trustees approved the renewal of Government & Agency Securities Portfolio's investment management agreement (the "Agreement") with Deutsche Investment Management Americas Inc. ("DIMA") in September 2013.

In terms of the process that the Board followed prior to approving the Agreement, shareholders should know that:

— In September 2013, all but one of the Fund's Trustees were independent of DIMA and its affiliates.

— The Trustees met frequently during the past year to discuss fund matters and dedicated a substantial amount of time to contract review matters. Over the course of several months, the Board's Contract Committee, in coordination with the Board's Fixed Income and Asset Allocation Oversight Committee, reviewed comprehensive materials received from DIMA, independent third parties and independent counsel. These materials included an analysis of the Fund's performance, fees and expenses, and profitability compiled by a fee consultant retained by the Fund's Independent Trustees (the "Fee Consultant"). The Board also received extensive information throughout the year regarding performance of the Fund.

— The Independent Trustees regularly meet privately with their independent counsel to discuss contract review and other matters. In addition, the Independent Trustees were also advised by the Fee Consultant in the course of their review of the Fund's contractual arrangements and considered a comprehensive report prepared by the Fee Consultant in connection with their deliberations.

— In connection with reviewing the Agreement, the Board also reviewed the terms of the Fund's Rule 12b-1 plan, distribution agreement, administrative services agreement, transfer agency agreement and other material service agreements.

— Based on its evaluation of the information provided, the Contract Committee presented its findings and recommendations to the Board. The Board then reviewed the Contract Committee's findings and recommendations.

In connection with the contract review process, the Contract Committee and the Board considered the factors discussed below, among others. The Board also considered that DIMA and its predecessors have managed the Fund since its inception, and the Board believes that a long-term relationship with a capable, conscientious advisor is in the best interests of the Fund. The Board considered, generally, that shareholders chose to invest or remain invested in the Fund knowing that DIMA managed the Fund, and that the Agreement was approved by the Fund's shareholders. DIMA is part of Deutsche Bank AG, a major global banking institution that is engaged in a wide range of financial services. The Board believes that there are advantages to being part of a global asset management business that offers a wide range of investing expertise and resources, including hundreds of portfolio managers and analysts with research capabilities in many countries throughout the world.

As part of the contract review process, the Board carefully considered the fees and expenses of each DWS fund overseen by the Board in light of the fund's performance. In many cases, this led to a negotiation with DIMA of lower expense caps as part of the 2012 and 2013 contract review processes than had previously been in place. As part of these negotiations, the Board indicated that it would consider relaxing these new lower caps in future years following sustained improvements in performance, among other considerations.

In June 2012, Deutsche Bank AG ("DB"), DIMA's parent company, announced that DB would combine its Asset Management (of which DIMA was a part) and Wealth Management divisions. DB has advised the Independent Trustees that the U.S. asset management business is a critical and integral part of DB, and that it has, and will continue to, reinvest a significant portion of the substantial savings it expects to realize by combining its Asset Management and Wealth Management divisions into the new Asset and Wealth Management ("AWM") division, including ongoing enhancements to its investment capabilities. DB also has confirmed its commitment to maintaining strong legal and compliance groups within the AWM division.

While shareholders may focus primarily on fund performance and fees, the Fund's Board considers these and many other factors, including the quality and integrity of DIMA's personnel and such other issues as back-office operations, fund valuations, and compliance policies and procedures.

Nature, Quality and Extent of Services. The Board considered the terms of the Agreement, including the scope of advisory services provided under the Agreement. The Board noted that, under the Agreement, DIMA provides portfolio management services to the Fund and that, pursuant to a separate administrative services agreement, DIMA provides administrative services to the Fund. The Board considered the experience and skills of senior management and investment personnel, the resources made available to such personnel, the ability of DIMA to attract and retain high-quality personnel, and the organizational depth and stability of DIMA. The Board reviewed the Fund's performance over short-term and long-term periods and compared those returns to various agreed-upon performance measures, including a peer universe compiled by the Fee Consultant using information supplied by iMoneyNet, an independent fund data service. The Board also noted that it has put into place a process of identifying "Focus Funds" (e.g., funds performing poorly relative to their benchmark or a peer universe compiled by an independent fund data service), and receives more frequent reporting and information from DIMA regarding such funds, along with DIMA's remedial plans to address underperformance. The Board believes this process is an effective manner of identifying and addressing underperforming funds. Based on the information provided, the Board noted that for the one- and three-year periods ended December 31, 2012, the Fund's gross performance (Service Shares) was in the 2nd quartile of the applicable iMoneyNet universe (the 1st quartile being the best performers and the 4th quartile being the worst performers).

Fees and Expenses. The Board considered the Fund's investment management fee schedule, operating expenses and total expense ratios, and comparative information provided by Lipper Inc. ("Lipper") and the Fee Consultant regarding investment management fee rates paid to other investment advisors by similar funds (1st quartile being the most favorable and 4th quartile being the least favorable). With respect to management fees paid to other investment advisors by similar funds, the Board noted that the contractual fee rates paid by the Fund, which include a 0.10% fee paid to DIMA under the Fund's administrative services agreement, were lower than the median (2nd quartile) of the applicable Lipper peer group (based on Lipper data provided as of December 31, 2012). Based on Lipper data provided as of December 31, 2012, the Board noted that the Fund's total (net) operating expenses were lower than the median of the applicable Lipper expense universe for Davidson Cash Equivalent Shares (2nd quartile), Davidson Cash Equivalent Plus Shares (2nd quartile) and Services Shares (1st quartile) and higher the median of the applicable Lipper expense universe for Government Cash Managed Shares (3rd quartile), DWS Government & Agency Money Fund shares (3rd quartile), Capital Assets Funds Shares (3rd quartile), and DWS Government Cash Institutional Shares (3rd quartile). The Board considered the Fund's management fee rate as compared to fees charged by DIMA to a comparable fund and considered differences between the Fund and the comparable fund. The Board also considered how the Fund's total (net) operating expenses compared to the total (net) operating expenses of a more customized peer group selected by Lipper (based on such factors as asset size). The Board noted the expense limitations agreed to by DIMA. The Board also noted the significant voluntary fee waivers implemented by DIMA to ensure the Fund maintained a positive yield.

The information considered by the Board as part of its review of management fees included information regarding fees charged by DIMA and its affiliates to similar institutional accounts and to similar funds offered primarily to European investors ("DWS Europe funds"), in each case as applicable. The Board observed that advisory fee rates for institutional accounts generally were lower than the management fees charged by similarly managed DWS U.S. mutual funds ("DWS Funds"), but also took note of the differences in services provided to DWS Funds as compared to institutional accounts. In the case of DWS Europe funds, the Board observed that fee rates for DWS Europe funds generally were higher than for similarly managed DWS Funds, but noted that differences in the types of services provided to DWS Funds relative to DWS Europe funds made it difficult to compare such fees.

On the basis of the information provided, the Board concluded that management fees were reasonable and appropriate in light of the nature, quality and extent of services provided by DIMA.

Profitability. The Board reviewed detailed information regarding revenues received by DIMA under the Agreement. The Board considered the estimated costs and pre-tax profits realized by DIMA from advising the DWS Funds, as well as estimates of the pre-tax profits attributable to managing the Fund in particular. The Board also received information regarding the estimated enterprise-wide profitability of DWS and its affiliates with respect to all fund services in totality and by fund. The Board and the Fee Consultant reviewed DIMA's methodology in allocating its costs to the management of the Fund. Based on the information provided, the Board concluded that the pre-tax profits realized by DIMA in connection with the management of the Fund were not unreasonable. The Board also reviewed information regarding the profitability of certain similar investment management firms. The Board noted that while information regarding the profitability of such firms is limited (and in some cases is not necessarily prepared on a comparable basis), DIMA and its affiliates' overall profitability with respect to the DWS fund complex (after taking into account distribution and other services provided to the funds by DIMA and its affiliates) was lower than the overall profitability levels of many comparable firms for which such data was available.

Economies of Scale. The Board considered whether there are economies of scale with respect to the management of the Fund and whether the Fund benefits from any economies of scale. The Board noted that the Fund's management fee schedule includes fee breakpoints. The Board concluded that the Fund's fee schedule represents an appropriate sharing between the Fund and DIMA of such economies of scale as may exist in the management of the Fund at current asset levels.

Other Benefits to DIMA and Its Affiliates. The Board also considered the character and amount of other incidental benefits received by DIMA and its affiliates, including any fees received by DIMA for administrative services provided to the Fund and any fees received by an affiliate of DIMA for distribution services. The Board also considered benefits to DIMA related to brokerage and soft-dollar allocations, including allocating brokerage to pay for research generated by parties other than the executing broker dealers, which pertain primarily to funds investing in equity securities, along with the incidental public relations benefits to DIMA related to DWS Funds advertising and cross-selling opportunities among DIMA products and services. The Board concluded that management fees were reasonable in light of these fallout benefits.

Compliance. The Board considered the significant attention and resources dedicated by DIMA to documenting and enhancing its compliance processes in recent years. The Board noted in particular (i) the experience and seniority of both DIMA's chief compliance officer and the Fund's chief compliance officer; (ii) the large number of DIMA compliance personnel; and (iii) the substantial commitment of resources by DIMA and its affiliates to compliance matters.

Based on all of the information considered and the conclusions reached, the Board unanimously determined that the continuation of the Agreement is in the best interests of the Fund. In making this determination, the Board did not give particular weight to any single factor identified above. The Board considered these factors over the course of numerous meetings, certain of which were in executive session with only the Independent Trustees and their independent counsel present. It is possible that individual Trustees may have weighed these factors differently in reaching their individual decisions to approve the continuation of the Agreement.

Tax-Exempt Portfolio

The Board of Trustees approved the renewal of Tax-Exempt Portfolio's investment management agreement (the "Agreement") with Deutsche Investment Management Americas Inc. ("DIMA") in September 2013.

In terms of the process that the Board followed prior to approving the Agreement, shareholders should know that:

— In September 2013, all but one of the Fund's Trustees were independent of DIMA and its affiliates.

— The Trustees met frequently during the past year to discuss fund matters and dedicated a substantial amount of time to contract review matters. Over the course of several months, the Board's Contract Committee, in coordination with the Board's Fixed Income and Asset Allocation Oversight Committee, reviewed comprehensive materials received from DIMA, independent third parties and independent counsel. These materials included an analysis of the Fund's performance, fees and expenses, and profitability compiled by a fee consultant retained by the Fund's Independent Trustees (the "Fee Consultant"). The Board also received extensive information throughout the year regarding performance of the Fund.

— The Independent Trustees regularly meet privately with their independent counsel to discuss contract review and other matters. In addition, the Independent Trustees were also advised by the Fee Consultant in the course of their review of the Fund's contractual arrangements and considered a comprehensive report prepared by the Fee Consultant in connection with their deliberations.

— In connection with reviewing the Agreement, the Board also reviewed the terms of the Fund's Rule 12b-1 plan, distribution agreement, administrative services agreement, transfer agency agreement and other material service agreements.

— Based on its evaluation of the information provided, the Contract Committee presented its findings and recommendations to the Board. The Board then reviewed the Contract Committee's findings and recommendations.

In connection with the contract review process, the Contract Committee and the Board considered the factors discussed below, among others. The Board also considered that DIMA and its predecessors have managed the Fund since its inception, and the Board believes that a long-term relationship with a capable, conscientious advisor is in the best interests of the Fund. The Board considered, generally, that shareholders chose to invest or remain invested in the Fund knowing that DIMA managed the Fund, and that the Agreement was approved by the Fund's shareholders. DIMA is part of Deutsche Bank AG, a major global banking institution that is engaged in a wide range of financial services. The Board believes that there are advantages to being part of a global asset management business that offers a wide range of investing expertise and resources, including hundreds of portfolio managers and analysts with research capabilities in many countries throughout the world.

As part of the contract review process, the Board carefully considered the fees and expenses of each DWS fund overseen by the Board in light of the fund's performance. In many cases, this led to a negotiation with DIMA of lower expense caps as part of the 2012 and 2013 contract review processes than had previously been in place. As part of these negotiations, the Board indicated that it would consider relaxing these new lower caps in future years following sustained improvements in performance, among other considerations.

In June 2012, Deutsche Bank AG ("DB"), DIMA's parent company, announced that DB would combine its Asset Management (of which DIMA was a part) and Wealth Management divisions. DB has advised the Independent Trustees that the U.S. asset management business is a critical and integral part of DB, and that it has, and will continue to, reinvest a significant portion of the substantial savings it expects to realize by combining its Asset Management and Wealth Management divisions into the new Asset and Wealth Management ("AWM") division, including ongoing enhancements to its investment capabilities. DB also has confirmed its commitment to maintaining strong legal and compliance groups within the AWM division.

While shareholders may focus primarily on fund performance and fees, the Fund's Board considers these and many other factors, including the quality and integrity of DIMA's personnel and such other issues as back-office operations, fund valuations, and compliance policies and procedures.

Nature, Quality and Extent of Services. The Board considered the terms of the Agreement, including the scope of advisory services provided under the Agreement. The Board noted that, under the Agreement, DIMA provides portfolio management services to the Fund and that, pursuant to a separate administrative services agreement, DIMA provides administrative services to the Fund. The Board considered the experience and skills of senior management and investment personnel, the resources made available to such personnel, the ability of DIMA to attract and retain high-quality personnel, and the organizational depth and stability of DIMA. The Board reviewed the Fund's performance over short-term and long-term periods and compared those returns to various agreed-upon performance measures, including a peer universe compiled by the Fee Consultant using information supplied by iMoneyNet, an independent fund data service. The Board also noted that it has put into place a process of identifying "Focus Funds" (e.g., funds performing poorly relative to their benchmark or a peer universe compiled by an independent fund data service), and receives more frequent reporting and information from DIMA regarding such funds, along with DIMA's remedial plans to address underperformance. The Board believes this process is an effective manner of identifying and addressing underperforming funds. Based on the information provided, the Board noted that for the one- and three-year periods ended December 31, 2012, the Fund's gross performance (DWS Tax-Exempt Cash Institutional Shares) was in the 2nd quartile of the applicable iMoneyNet universe (the 1st quartile being the best performers and the 4th quartile being the worst performers).

Fees and Expenses. The Board considered the Fund's investment management fee schedule, operating expenses and total expense ratios, and comparative information provided by Lipper Inc. ("Lipper") and the Fee Consultant regarding investment management fee rates paid to other investment advisors by similar funds (1st quartile being the most favorable and 4th quartile being the least favorable). With respect to management fees paid to other investment advisors by similar funds, the Board noted that the contractual fee rates paid by the Fund, which include a 0.10% fee paid to DIMA under the Fund's administrative services agreement, were lower than the median (1st quartile) of the applicable Lipper peer group (based on Lipper data provided as of December 31, 2012). Based on Lipper data provided as of December 31, 2012, the Board noted that the Fund's total (net) operating expenses were equal to or lower than the median of the applicable Lipper expense universe for Capital Assets Funds Shares (2nd quartile), Davidson Cash Equivalent Shares (2nd quartile), Tax-Exempt Cash Managed Shares (2nd quartile), Tax-Free Investment Class shares (2nd quartile), Service Shares (2nd quartile), DWS Tax-Exempt Cash Institutional Shares (2nd quartile) and DWS Tax Exempt Money Fund shares (2nd quartile) and higher than the median of the applicable Lipper expense universe for DWS Tax-Free Money Fund Class S shares (4th quartile). The Board considered the Fund's management fee rate as compared to fees charged by DIMA to comparable funds and considered differences between the Fund and the comparable funds. The Board also considered how the Fund's total (net) operating expenses compared to the total (net) operating expenses of a more customized peer group selected by Lipper (based on such factors as asset size). The Board noted the expense limitations agreed to by DIMA. The Board also noted the significant voluntary fee waivers implemented by DIMA to ensure the Fund maintained a positive yield.

The information considered by the Board as part of its review of management fees included information regarding fees charged by DIMA and its affiliates to similar institutional accounts and to similar funds offered primarily to European investors ("DWS Europe funds"), in each case as applicable. The Board observed that advisory fee rates for institutional accounts generally were lower than the management fees charged by similarly managed DWS U.S. mutual funds ("DWS Funds"), but also took note of the differences in services provided to DWS Funds as compared to institutional accounts. In the case of DWS Europe funds, the Board observed that fee rates for DWS Europe funds generally were higher than for similarly managed DWS Funds, but noted that differences in the types of services provided to DWS Funds relative to DWS Europe funds made it difficult to compare such fees.

On the basis of the information provided, the Board concluded that management fees were reasonable and appropriate in light of the nature, quality and extent of services provided by DIMA.

Profitability. The Board reviewed detailed information regarding revenues received by DIMA under the Agreement. The Board considered the estimated costs and pre-tax profits realized by DIMA from advising the DWS Funds, as well as estimates of the pre-tax profits attributable to managing the Fund in particular. The Board also received information regarding the estimated enterprise-wide profitability of DWS and its affiliates with respect to all fund services in totality and by fund. The Board and the Fee Consultant reviewed DIMA's methodology in allocating its costs to the management of the Fund. Based on the information provided, the Board concluded that the pre-tax profits realized by DIMA in connection with the management of the Fund were not unreasonable. The Board also reviewed information regarding the profitability of certain similar investment management firms. The Board noted that while information regarding the profitability of such firms is limited (and in some cases is not necessarily prepared on a comparable basis), DIMA and its affiliates' overall profitability with respect to the DWS fund complex (after taking into account distribution and other services provided to the funds by DIMA and its affiliates) was lower than the overall profitability levels of many comparable firms for which such data was available.

Economies of Scale. The Board considered whether there are economies of scale with respect to the management of the Fund and whether the Fund benefits from any economies of scale. The Board noted that the Fund's management fee schedule includes fee breakpoints. The Board concluded that the Fund's fee schedule represents an appropriate sharing between the Fund and DIMA of such economies of scale as may exist in the management of the Fund at current asset levels.

Other Benefits to DIMA and Its Affiliates. The Board also considered the character and amount of other incidental benefits received by DIMA and its affiliates, including any fees received by DIMA for administrative services provided to the Fund and any fees received by an affiliate of DIMA for distribution services. The Board also considered benefits to DIMA related to brokerage and soft-dollar allocations, including allocating brokerage to pay for research generated by parties other than the executing broker dealers, which pertain primarily to funds investing in equity securities, along with the incidental public relations benefits to DIMA related to DWS Funds advertising and cross-selling opportunities among DIMA products and services. The Board concluded that management fees were reasonable in light of these fallout benefits.

Compliance. The Board considered the significant attention and resources dedicated by DIMA to documenting and enhancing its compliance processes in recent years. The Board noted in particular (i) the experience and seniority of both DIMA's chief compliance officer and the Fund's chief compliance officer; (ii) the large number of DIMA compliance personnel; and (iii) the substantial commitment of resources by DIMA and its affiliates to compliance matters.

Based on all of the information considered and the conclusions reached, the Board unanimously determined that the continuation of the Agreement is in the best interests of the Fund. In making this determination, the Board did not give particular weight to any single factor identified above. The Board considered these factors over the course of numerous meetings, certain of which were in executive session with only the Independent Trustees and their independent counsel present. It is possible that individual Trustees may have weighed these factors differently in reaching their individual decisions to approve the continuation of the Agreement.

Privacy Statement
FACTS	What Does Deutsche Asset & Wealth Management Do With Your Personal Information?
Why?
Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share and protect your personal information. Please read this notice carefully to understand what we do.

What?
The types of personal information we collect and share can include:
— Social Security number
— Account balances
— Purchase and transaction history
— Bank account information
— Contact information such as mailing address, e-mail address and telephone number

How?
All financial companies need to share customers' personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers' personal information, the reasons Deutsche Asset & Wealth Management chooses to share and whether you can limit this sharing.

Reasons we can share your personal information	Does Deutsche Asset & Wealth Management share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders or legal investigations	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We do not share
For our affiliates' everyday business purposes — information about your transactions and experiences	No	We do not share
For our affiliates' everyday business purposes — information about your creditworthiness	No	We do not share
For non-affiliates to market to you	No	We do not share
Questions?	Call (800) 728-3337 or e-mail us at service@dws.com

Who we are
Who is providing this notice?	DWS Investments Distributors, Inc.; Deutsche Investment Management Americas Inc.; DeAM Investor Services, Inc.; DWS Trust Company; the DWS Funds
What we do
How does Deutsche Asset & Wealth Management protect my personal information?
To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

How does Deutsche Asset & Wealth Management collect my personal information?
We collect your personal information, for example. When you:
— open an account
— give us your contact information
— provide bank account information for ACH or wire transactions
— tell us where to send money
— seek advice about your investments

Why can't I limit all sharing?
Federal law gives you the right to limit only
— sharing for affiliates' everyday business purposes — information about your creditworthiness
— affiliates from using your information to market to you
— sharing for non-affiliates to market to you
State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates
Companies related by common ownership or control. They can be financial or non-financial companies. Our affiliates include financial companies with the DWS or Deutsche Bank ("DB") name, such as DB AG Frankfurt and DB Alex Brown.

Non-affiliates
Companies not related by common ownership or control. They can be financial and non-financial companies.
Non-affiliates we share with include account service providers, service quality monitoring services, mailing service providers and verification services to help in the fight against money laundering and fraud.

Joint marketing	A formal agreement between non-affiliated financial companies that together market financial products or services to you. Deutsche Asset & Wealth Management does not jointly market.
Rev. 09/2013

Notes

Notes

Notes

Service Center
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Kansas City, MO 64121-7195

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PAID
COMPUTERSHARE

**CATS-3**
(R-033430-1 12/13)

October 31, 2013

Semiannual Report

to Shareholders

Davidson Cash Equivalent Shares

Money Market Portfolio

Government & Agency Securities Portfolio

Tax-Exempt Portfolio

Davidson Cash Equivalent Plus Shares

Money Market Portfolio

Government & Agency Securities Portfolio

Contents
Money Market Portfolio
3 Portfolio Summary
4 Investment Portfolio
10 Statement of Assets and Liabilities
12 Statement of Operations
13 Statement of Changes in Net Assets
15 Financial Highlights
Government & Agency Securities Portfolio
17 Portfolio Summary
18 Investment Portfolio
26 Statement of Assets and Liabilities
28 Statement of Operations
29 Statement of Changes in Net Assets
30 Financial Highlights
Tax-Exempt Portfolio
32 Portfolio Summary
33 Investment Portfolio
43 Statement of Assets and Liabilities
45 Statement of Operations
46 Statement of Changes in Net Assets
48 Financial Highlights
49 Notes to Financial Statements
67 Information About Each Fund's Expenses
70 Other Information
71 Advisory Agreement Board Considerations and Fee Evaluation
86 Privacy Statement

This report must be preceded or accompanied by a prospectus. To obtain a summary prospectus, if available, or prospectus for any of our funds, visit dws-investments.com. We advise you to consider a fund's objectives, risks, charges and expenses carefully before investing. The summary prospectus and prospectus contain this and other important information about each fund. Please read the prospectus carefully before you invest.

An investment in these funds is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or by any other government agency. Although the funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the funds. The share price of money market funds can fall below the $1.00 share price. You should not rely on or expect the Advisor to enter into support agreements or take other actions to maintain a fund's $1.00 share price. The credit quality of the fund's holdings can change rapidly in certain markets, and the default of a single holding could have an adverse impact on a fund's share price. The fund's share price can also be negatively affected during periods of high redemption pressures and/or illiquid markets. The actions of a few large investors in one class of shares in a fund may have a significant adverse effect on the share prices of all classes of shares within that fund. See the prospectus for specific details regarding each fund's risk profile.

NOT FDIC/NCUA INSURED NO BANK GUARANTEE MAY LOSE VALUE NOT A DEPOSIT NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY

Portfolio Summary (Unaudited)

Investment Portfolio as of October 31, 2013 (Unaudited)

Money Market Portfolio
	Principal Amount ($)	Value ($)

Certificates of Deposit and Bank Notes 9.0%
Banco del Estado de Chile, 0.27%, 11/14/2013	3,000,000	3,000,000
China Construction Bank Corp., 0.31%, 11/26/2013	10,000,000	10,000,000
Industrial & Commercial Bank of China Ltd.:
0.32%, 11/18/2013	3,000,000	3,000,000
0.32%, 11/21/2013	2,000,000	2,000,000
Mizuho Corporate Bank Ltd., 0.21%, 12/13/2013	5,500,000	5,500,000
Rabobank Nederland NV, 0.405%, 1/8/2014	3,000,000	3,000,762
Sumitomo Mitsui Banking Corp., 0.21%, 11/15/2013	5,000,000	5,000,000
Total Certificates of Deposit and Bank Notes (Cost $31,500,762)		31,500,762

Commercial Paper 53.5%
Issued at Discount** 50.1%
Albion Capital Corp. SA, 0.19%, 11/20/2013	3,000,000	2,999,699
Antalis U.S. Funding Corp.:
144A, 0.2%, 11/1/2013	3,000,000	3,000,000
144A, 0.21%, 11/18/2013	928,000	927,908
144A, 0.25%, 11/7/2013	3,000,000	2,999,875
ASB Finance Ltd., 0.22%, 4/3/2014	4,000,000	3,996,260
AT&T, Inc., 0.29%, 11/8/2013	1,750,000	1,749,901
Barton Capital LLC, 144A, 0.08%, 11/1/2013	12,044,000	12,044,000
Bedford Row Funding Corp., 144A, 0.42%, 1/3/2014	3,500,000	3,497,428
Caisse Centrale Desjardins:
0.19%, 11/1/2013	2,500,000	2,500,000
0.23%, 12/17/2013	10,000,000	9,997,061
Caisse des Depots et Consignations, 144A, 0.2%, 3/24/2014	2,500,000	2,498,014
Collateralized Commercial Paper II Co., LLC:
144A, 0.22%, 1/16/2014	3,500,000	3,498,374
144A, 0.22%, 2/5/2014	4,000,000	3,997,653
DBS Bank Ltd., 144A, 0.235%, 3/11/2014	1,500,000	1,498,727
DNB Bank ASA, 0.24%, 3/5/2014	3,000,000	2,997,520
Erste Abwicklungsanstalt:
0.17%, 12/4/2013	6,500,000	6,498,987
0.18%, 12/23/2013	7,500,000	7,498,050
144A, 0.19%, 1/24/2014	2,000,000	1,999,113
General Electric Capital Corp., 0.23%, 3/4/2014	5,000,000	4,996,071
Hannover Funding Co., LLC, 0.18%, 11/27/2013	3,000,000	2,999,610
Kells Funding LLC:
144A, 0.23%, 2/19/2014	5,000,000	4,996,486
144A, 0.235%, 2/19/2014	5,000,000	4,996,410
LMA Americas LLC, 144A, 0.17%, 11/1/2013	5,000,000	5,000,000
Matchpoint Master Trust:
0.08%, 11/1/2013	5,000,000	5,000,000
0.1%, 11/7/2013	11,000,000	10,999,817
MetLife Short Term Funding LLC, 144A, 0.24%, 2/27/2014	3,000,000	2,997,640
Natixis U.S. Finance Co., LLC, 0.1%, 11/1/2013	16,000,000	16,000,000
Nordea Bank AB, 0.22%, 3/24/2014	2,250,000	2,248,034
Nordea North America, Inc., 0.24%, 11/8/2013	5,000,000	4,999,767
NRW.Bank, 0.09%, 11/5/2013	10,000,000	9,999,900
Oversea-Chinese Banking Corp., Ltd., 0.25%, 3/5/2014	3,000,000	2,997,468
Scaldis Capital LLC:
0.185%, 11/4/2013	3,500,000	3,499,946
0.185%, 11/12/2013	3,000,000	2,999,830
0.22%, 11/15/2013	5,000,000	4,999,572
Sinopec Century Bright Capital Investment Ltd., 0.25%, 11/6/2013	2,500,000	2,499,913
Skandinaviska Enskilda Banken AB, 0.28%, 5/8/2014	1,500,000	1,497,807
Standard Chartered Bank, 0.26%, 2/4/2014	3,000,000	2,997,942
UOB Funding LLC, 0.24%, 4/10/2014	2,450,000	2,447,387
VW Credit, Inc., 144A, 0.32%, 11/8/2013	1,500,000	1,499,907
		174,872,077
Issued at Par* 3.4%
ASB Finance Ltd.:
144A, 0.267%, 6/11/2014	1,000,000	1,000,000
144A, 0.278%, 10/9/2014	2,000,000	1,999,867
Australia & New Zealand Banking Group Ltd., 144A, 0.3%, 12/6/2013	4,000,000	4,000,000
PNC Bank NA, 0.25%, 4/23/2014	5,000,000	5,000,000
		11,999,867
Total Commercial Paper (Cost $186,871,944)		186,871,944

Short-Term Notes* 22.0%
Bank of Nova Scotia:
0.25%, 1/10/2014	8,000,000	8,000,000
0.26%, 9/3/2014	2,000,000	2,000,000
Commonwealth Bank of Australia, 144A, 0.24%, 6/11/2014	4,500,000	4,500,000
Kommunalbanken AS, 144A, 0.15%, 2/26/2014	7,500,000	7,500,000
Rabobank Nederland NV:
0.308%, 1/27/2014	10,000,000	10,000,000
144A, 0.543%, 8/16/2014	12,000,000	12,000,000
Royal Bank of Canada, 0.3%, 2/28/2014	8,000,000	8,000,000
Svenska Handelsbanken AB, 144A, 0.325%, 10/3/2014	4,000,000	4,000,000
Wells Fargo Bank NA:
0.161%, 11/22/2013	10,000,000	10,000,000
0.25%, 9/9/2014	1,000,000	1,000,000
Westpac Banking Corp., 0.3%, 11/15/2013	10,000,000	10,000,000
Total Short-Term Notes (Cost $77,000,000)		77,000,000

Government & Agency Obligations 6.0%
U.S. Government Sponsored Agencies 4.5%
Federal Farm Credit Bank:
0.144%*, 10/29/2014	4,000,000	4,000,609
0.153%*, 10/20/2014	2,500,000	2,500,138
Federal Home Loan Bank:
0.149%**, 2/18/2014	3,500,000	3,498,411
0.16%*, 11/8/2013	3,500,000	3,499,973
Federal National Mortgage Association, 0.14%**, 6/2/2014	2,000,000	1,998,343
		15,497,474
U.S. Treasury Obligations 1.5%
U.S. Treasury Notes:
0.5%, 8/15/2014	3,500,000	3,509,635
2.625%, 7/31/2014	1,800,000	1,833,099
		5,342,734
Total Government & Agency Obligations (Cost $20,840,208)		20,840,208

Time Deposits 2.3%
Citibank NA, 0.09%, 11/1/2013	5,000,000	5,000,000
Credit Agricole Corporate & Investment Bank, 0.07%, 11/1/2013	3,109,907	3,109,907
Total Time Deposits (Cost $8,109,907)		8,109,907

Municipal Bonds and Notes 2.1%
California, State Kindergarten, Series B2, 0.05%***, 5/1/2034, LOC: Citibank NA (Cost $7,170,000)	7,170,000	7,170,000

Repurchase Agreements 5.1%
Citigroup Global Markets, Inc., 0.06%, dated 10/28/2013, to be repurchased at $10,000,117 on 11/4/2013 (a)	10,000,000	10,000,000
JPMorgan Securities, Inc., 0.403%, dated 3/18/2013, to be repurchased at $8,032,704 on 3/18/2014 (b)	8,000,000	8,000,000
Total Repurchase Agreements (Cost $18,000,000)		18,000,000

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $349,492,821)†	100.0	349,492,821
Other Assets and Liabilities, Net	0.0	(65,511)
Net Assets	100.0	349,427,310

* Floating rate securities' yields vary with a designated market index or market rate, such as the coupon-equivalent of the U.S. Treasury Bill rate. These securities are shown at their current rate as of October 31, 2013.

** Annualized yield at time of purchase; not a coupon rate.

*** Variable rate demand notes are securities whose interest rates are reset periodically at market levels. These securities are payable on demand and are shown at their current rates as of October 31, 2013.

† The cost for federal income tax purposes was $349,492,821.

(a) Collateralized by:
Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
25,243,023	Federal Home Loan Mortgage Corp. — Interest Only	5.776-6.386	9/15/2041- 6/15/2042	5,545,058
300,022	Federal National Mortgage Association — Interest Only	6.43	8/25/2041	53,822
21,214,428	Government National Mortgage Association — Interest Only	5.975-6.028	11/20/2042-7/16/2043	5,220,321
Total Collateral Value				10,819,201

(b) Collateralized by:
Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
3,953,000	Asset Backed Securities Corp. Home Equity Loan Trust	0.8	5/25/2035	3,677,099
5,560,000	Soundview Home Loan Trust	7.0	2/25/2038	4,646,398
Total Collateral Value				8,323,497

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

Interest Only: Interest Only (IO) bonds represent the "interest only" portion of payments on a pool of underlying mortgages or mortgage-backed securities. IO securities are subject to prepayment risk of the pool of underlying mortgages.

LOC: Letter of Credit

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Securities held by the Fund are reflected as Level 2 because the securities are valued at amortized cost (which approximates fair value) and, accordingly, the inputs used to determine value are not quoted prices in an active market.

The following is a summary of the inputs used as of October 31, 2013 in valuing the Fund's investments. For information on the Fund's policy regarding the valuation of investments, please refer to the Security Valuation section of Note 1 in the accompanying Notes to Financial Statements.
Assets	Level 1	Level 2	Level 3	Total

Investments in Securities (c)	$—	$331,492,821	$—	$331,492,821
Repurchase Agreements	—	18,000,000	—	18,000,000
Total	$—	$349,492,821	$—	$349,492,821

There have been no transfers between fair value measurement levels during the period ended October 31, 2013.

(c) See Investment Portfolio for additional categorizations.

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities
as of October 31, 2013 (Unaudited)
Assets	Money Market Portfolio
Investments: Investments in securities, valued at amortized cost	$331,492,821
Repurchase agreements, valued at amortized cost	18,000,000
Total investments in securities, valued at amortized cost	349,492,821
Cash	6
Receivable for Fund shares sold	640
Interest receivable	75,771
Due from Advisor	107
Other assets	78,048
Total assets	349,647,393
Liabilities
Payable for Fund shares redeemed	2,500
Accrued management fee	12,406
Accrued Trustees' fees	3,301
Other accrued expenses and payables	201,876
Total liabilities	220,083
Net assets, at value	$349,427,310
Net Assets Consist of
Undistributed net investment income	26,926
Accumulated net realized gain (loss)	16,691
Paid-in capital	349,383,693
Net assets, at value	$349,427,310

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities as of October 31, 2013 (Unaudited) (continued)
Net Asset Value	Money Market Portfolio
Davidson Cash Equivalent Shares Net Asset Value, offering and redemption price per share ($6,261,940 ÷ 6,253,252 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00
Davidson Cash Equivalent Plus Shares Net Asset Value, offering and redemption price per share ($612,217 ÷ 611,369 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00
Premium Reserve Money Market Shares Net Asset Value, offering and redemption price per share ($51,807,829 ÷ 51,736,004 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00
Service Shares Net Asset Value, offering and redemption price per share ($290,745,324 ÷ 290,342,171 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00

The accompanying notes are an integral part of the financial statements.

Statement of Operations
for the six months ended October 31, 2013 (Unaudited)
Investment Income	Money Market Portfolio
Income: Interest	$865,113
Expenses: Management fee	828,937
Services to shareholders	1,261,573
Distribution and service fees	2,915,982
Custodian fee	24,316
Professional fees	66,765
Reports to shareholders	88,937
Registration fees	53,219
Trustees' fees and expenses	16,419
Other	21,686
Total expenses before expense reductions	5,277,834
Expense reductions	(4,477,559)
Total expenses after expense reductions	800,275
Net investment income	64,838
Net realized gain (loss) from investments	30,542
Net increase (decrease) in net assets resulting from operations	$95,380

The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets
	Money Market Portfolio
Increase (Decrease) in Net Assets	Six Months Ended October 31, 2013 (Unaudited)	Year Ended April 30, 2013
Operations: Net investment income	$64,838	$241,606
Net realized gain (loss)	30,542	9,230
Net increase in net assets resulting from operations	95,380	250,836
Distributions to shareholders from: Net investment income: Capital Assets Funds Shares	(20,663)	(135,785)
Capital Assets Funds Preferred Shares	(86)	(1,152)
Davidson Cash Equivalent Shares	(318)	(895)
Davidson Cash Equivalent Plus Shares	(25)	(69)
Premium Reserve Money Market Shares	(1,947)	(5,207)
Service Shares	(41,816)	(98,502)
Return of capital: Capital Assets Funds Shares	(143,370)	—
Capital Assets Funds Preferred Shares	(601)	—
Davidson Cash Equivalent Shares	(2,203)	—
Davidson Cash Equivalent Plus Shares	(171)	—
Premium Reserve Money Market Shares	(13,508)	—
Service Shares	(290,147)	—
Net realized gains: Capital Assets Funds Shares	—	(4,805)
Capital Assets Funds Preferred Shares	—	(18)
Davidson Cash Equivalent Shares	—	(64)
Davidson Cash Equivalent Plus Shares	—	(6)
Premium Reserve Money Market Shares	—	(447)
Service Shares	—	(6,802)
Total distributions	(514,855)	(253,752)
Fund share transactions: Proceeds from shares sold	596,231,166	1,530,799,135
Reinvestment of distributions	162,577	251,713
Cost of shares redeemed	(1,826,928,342)	(1,744,126,197)
Net increase (decrease) in net assets from Fund share transactions	(1,230,534,599)	(213,075,349)
Increase (decrease) in net assets	(1,230,954,074)	(213,078,265)
Net assets at beginning of period	1,580,381,384	1,793,459,649
Net assets at end of period (including undistributed net investment income of $26,926 and $26,943, respectively)	$349,427,310	$1,580,381,384

The accompanying notes are an integral part of the financial statements.

Financial Highlights
Money Market Portfolio Davidson Cash Equivalent Shares
Six Months Ended 10/31/13 (Unaudited)			Years Ended April 30,
			2013		2012		2011		2010		2009
Selected Per Share Data
Net asset value, beginning of period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00
Income (loss) from investment operations: Net investment income	.000	***	.000	***	.000	***	.000	***	.000	***	.012
Net realized gain (loss)	.000	***	.000	***	(.000	)***	.000	***	.000	***	.000 ***
Total from investment operations	.000	***	.000	***	.000	***	.000	***	.000	***	.012
Less distributions from: Net investment income	(.000	)***	(.000	)***	(.000	)***	(.000	)***	(.000	)***	(.012)
Return of capital	(.000	)***	—		—		—		—		—
Net realized gains	—		(.000	)***	—		—		(.000	)***	—
Total distributions	(.000	)***	(.000	)***	(.000	)***	(.000	)***	(.000	)***	(.012)
Net asset value, end of period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00
Total Return (%)a	.04	b**	.01		.01		.01		.03		1.25
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	6		8		9		13		18		30
Ratio of expenses before expense reductions (%)	1.05	*	1.03		1.03		1.01		.94		.98
Ratio of expenses after expense reductions (%)	.18	*	.28		.26		.35		.46		.97
Ratio of net investment income (%)	.01	*	.01		.01		.01		.01		1.19
a Total return would have been lower had certain expenses not been reduced.
b Total return includes return of capital of 0.03%. Excluding this return of capital, total return would have been 0.01%.
* Annualized
** Not annualized
*** Amount is less than $.0005.

Money Market Portfolio Davidson Cash Equivalent Plus Shares
Six Months Ended 10/31/13 (Unaudited)			Years Ended April 30,
			2013		2012		2011		2010		2009
Selected Per Share Data
Net asset value, beginning of period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00
Income (loss) from investment operations: Net investment income	.000	***	.000	***	.000	***	.000	***	.000	***	.013
Net realized gain (loss)	.000	***	.000	***	(.000	)***	.000	***	.000	***	.000 ***
Total from investment operations	.000	***	.000	***	.000	***	.000	***	.000	***	.013
Less distributions from: Net investment income	(.000	)***	(.000	)***	(.000	)***	(.000	)***	(.000	)***	(.013)
Return of capital	(.000	)***	—		—		—		—		—
Net realized gains	—		(.000	)***	—		—		(.000	)***	—
Total distributions	(.000	)***	(.000	)***	(.000	)***	(.000	)***	(.000	)***	(.013)
Net asset value, end of period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00
Total Return (%)a	.04	b**	.01		.01		.01		.03		1.35
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	.6		1		1		1		2		5
Ratio of expenses before expense reductions (%)	.94	*	.92		.90		.88		.86		.86
Ratio of expenses after expense reductions (%)	.18	*	.28		.26		.35		.46		.86
Ratio of net investment income (%)	.01	*	.01		.01		.01		.01		1.30
a Total return would have been lower had certain expenses not been reduced.
b Total return includes return of capital of 0.03%. Excluding this return of capital, total return would have been 0.01%.
* Annualized
** Not annualized
*** Amount is less than $.0005.

Portfolio Summary (Unaudited)

Investment Portfolio as of October 31, 2013 (Unaudited)

Government & Agency Securities Portfolio
	Principal Amount ($)	Value ($)

Government & Agency Obligations 50.0%
U.S. Government Sponsored Agencies 46.1%
Federal Farm Credit Bank:
0.1%*, 4/7/2014	55,000,000	54,976,014
0.124%**, 2/6/2014	75,000,000	75,000,000
0.13%**, 2/2/2015	25,000,000	24,995,245
0.141%**, 10/27/2014	36,000,000	36,005,577
0.151%**, 11/26/2014	22,000,000	22,003,659
0.153%**, 10/20/2014	60,000,000	60,003,306
0.19%, 12/13/2013	15,000,000	15,000,000
Federal Home Loan Bank:
0.02%*, 12/9/2013	20,000,000	19,999,578
0.045%*, 2/24/2014	50,000,000	49,992,812
0.049%*, 1/9/2014	7,500,000	7,499,281
0.05%*, 1/21/2014	10,000,000	9,998,875
0.059%*, 12/9/2013	35,000,000	34,997,783
0.1%, 11/20/2013	25,000,000	24,999,800
0.1%**, 4/25/2014	38,000,000	38,000,000
0.102%**, 4/22/2014	62,000,000	61,999,991
0.119%*, 1/10/2014	25,000,000	24,994,167
0.125%, 3/27/2014	15,000,000	14,996,580
0.13%, 3/19/2014	12,000,000	11,999,151
0.14%, 5/22/2014	20,000,000	19,998,667
0.144%*, 4/9/2014	12,000,000	11,992,315
0.149%*, 2/18/2014	55,000,000	54,975,021
0.149%*, 4/9/2014	60,000,000	59,960,250
0.15%**, 11/15/2013	12,500,000	12,499,806
0.16%**, 11/8/2013	27,000,000	26,999,794
0.16%, 12/19/2013	15,000,000	14,999,874
0.17%, 3/25/2014	15,000,000	14,999,286
0.17%, 8/1/2014	28,000,000	27,998,480
0.17%, 9/5/2014	35,000,000	34,994,832
0.172%*, 4/11/2014	37,500,000	37,471,070
0.18%, 3/7/2014	22,500,000	22,499,502
0.185%**, 11/4/2013	49,000,000	48,999,898
0.28%, 11/14/2013	10,000,000	10,000,436
0.875%, 12/27/2013	12,000,000	12,012,859
2.375%, 3/14/2014	10,000,000	10,079,724
Federal Home Loan Mortgage Corp.:
0.079%*, 1/8/2014	22,500,000	22,496,600
0.08%*, 4/24/2014	15,000,000	14,994,200
0.081%*, 11/4/2013	10,000,000	9,999,917
0.09%*, 3/26/2014	32,000,000	31,988,400
0.09%*, 5/13/2014	12,500,000	12,493,969
0.09%*, 5/22/2014	10,000,000	9,994,950
0.098%*, 12/17/2013	8,000,000	7,998,978
0.098%*, 12/19/2013	25,000,000	24,996,667
0.099%*, 12/20/2013	50,000,000	49,993,194
0.099%*, 2/20/2014	25,000,000	24,992,292
0.099%*, 3/5/2014	30,000,000	29,989,667
0.1%*, 6/4/2014	15,000,000	14,991,042
0.104%*, 11/19/2013	17,000,000	16,999,065
0.109%*, 1/21/2014	10,000,000	9,997,525
0.109%*, 1/22/2014	15,000,000	14,996,242
0.109%*, 3/19/2014	30,000,000	29,987,350
0.119%*, 3/12/2014	10,000,000	9,995,633
0.129%*, 3/25/2014	10,000,000	9,994,800
0.139%*, 4/22/2014	10,000,000	9,993,311
0.163%*, 7/7/2014	25,000,000	24,971,755
1.375%, 2/25/2014	15,000,000	15,058,589
4.5%, 4/2/2014	10,000,000	10,180,244
Federal National Mortgage Association:
0.079%*, 1/2/2014	30,000,000	29,995,867
0.1%*, 6/2/2014	30,000,000	29,982,250
0.119%*, 2/24/2014	10,000,000	9,996,167
0.14%*, 6/2/2014	18,000,000	17,985,090
1.25%, 2/27/2014	28,000,000	28,099,007
2.75%, 3/13/2014	58,000,000	58,544,970
		1,589,651,374
U.S. Treasury Obligations 3.9%
U.S. Treasury Notes:
0.5%, 8/15/2014	31,000,000	31,085,342
0.75%, 12/15/2013	35,000,000	35,024,666
1.0%, 1/15/2014	32,500,000	32,563,855
1.75%, 1/31/2014	15,251,000	15,312,335
2.375%, 9/30/2014	11,700,000	11,935,886
2.625%, 6/30/2014	7,500,000	7,623,490
		133,545,574
Total Government & Agency Obligations (Cost $1,723,196,948)		1,723,196,948

Repurchase Agreements 41.0%
Barclays Capital, 0.08%, dated 10/31/2013, to be repurchased at $92,000,204 on 11/1/2013 (a)	92,000,000	92,000,000
BNP Paribas, 0.1%, dated 10/31/2013, to be repurchased at $78,000,217 on 11/1/2013 (b)	78,000,000	78,000,000
BNP Paribas, 0.11%, dated 10/31/2013, to be repurchased at $100,000,306 on 11/1/2013 (c)	100,000,000	100,000,000
Citigroup Global Markets, Inc., 0.06%, dated 10/28/2013, to be repurchased at $100,001,167 on 11/4/2013 (d)	100,000,000	100,000,000
Citigroup Global Markets, Inc., 0.09%, dated 10/31/2013, to be repurchased at $41,000,103 on 11/1/2013 (e)	41,000,000	41,000,000
Credit Suisse, 0.08%, dated 10/31/2013, to be repurchased at $100,000,222 on 11/1/2013 (f)	100,000,000	100,000,000
HSBC Securities, Inc., 0.08%, dated 10/31/2013, to be repurchased at $251,000,558 on 11/1/2013 (g)	251,000,000	251,000,000
HSBC Securities, Inc., 0.11%, dated 10/31/2013, to be repurchased at $114,000,348 on 11/1/2013 (h)	114,000,000	114,000,000
JPMorgan Securities, Inc., 0.09%, dated 10/31/2013, to be repurchased at $100,000,250 on 11/1/2013 (i)	100,000,000	100,000,000
Merrill Lynch & Co., Inc., 0.08%, dated 10/31/2013, to be repurchased at $35,000,078 on 11/1/2013 (j)	35,000,000	35,000,000
Morgan Stanley & Co., Inc., 0.11%, dated 10/31/2013, to be repurchased at $150,000,458 on 11/1/2013 (k)	150,000,000	150,000,000
The Goldman Sachs & Co., 0.1%, dated 10/31/2013, to be repurchased at $200,000,556 on 11/1/2013 (l)	200,000,000	200,000,000
The Toronto-Dominion Bank, 0.05%, dated 10/30/2013, to be repurchased at $50,000,486 on 11/6/2013 (m)	50,000,000	50,000,000
Total Repurchase Agreements (Cost $1,411,000,000)		1,411,000,000

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $3,134,196,948)†	91.0	3,134,196,948
Other Assets and Liabilities, Net	9.0	310,423,041
Net Assets	100.0	3,444,619,989

* Annualized yield at time of purchase; not a coupon rate.

** Floating rate securities' yields vary with a designated market index or market rate, such as the coupon-equivalent of the U.S. Treasury Bill rate. These securities are shown at their current rate as of October 31, 2013.

† The cost for federal income tax purposes was $3,134,196,948.

(a) Collateralized by $92,065,000 U.S. Treasury Notes, with the coupon rate from 2.13%, with maturity date of 8/31/2020 with a value of $93,840,087.

(b) Collateralized by:
Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
67,901,000	Federal Home Loan Mortgage Corp.	0.5-3.5	2/25/2014- 6/27/2028	67,428,468
11,910,000	Federal National Mortgage Association	1.25	1/30/2017	12,131,999
Total Collateral Value				79,560,467

(c) Collateralized by:
Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
33,589,895	Federal National Mortgage Association	3.0-4.0	7/1/2032- 11/1/2043	34,802,493
63,114,136	Government National Mortgage Association	3.5-4.5	2/15/2039- 10/20/2043	67,197,507
Total Collateral Value				102,000,000

(d) Collateralized by:
Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
11,060,769	Federal Home Loan Mortgage Corp.	1.274-19.497	12/15/2022-5/15/2043	10,300,879
180,187,340	Federal Home Loan Mortgage Corp. — Interest Only	Zero Coupon- 8.326	4/15/2027- 6/15/2042	29,130,145
12,535,733	Federal National Mortgage Association	2.533-19.734	12/25/2017-11/25/2042	10,739,188
125,309,067	Federal National Mortgage Association — Interest Only	4.5-6.58	8/25/2031- 8/25/2043	20,213,143
7,797	Federal National Mortgage Association — Principal Only	Zero Coupon	10/25/2019-11/25/2023	7,354
12,148,179	Government National Mortgage Association	0.71-22.321	12/20/2037-4/16/2047	4,351,130
198,246,002	Government National Mortgage Association — Interest Only	4.0-7.378	9/16/2034- 7/16/2043	27,941,566
Total Collateral Value				102,683,405

(e) Collateralized by $40,465,400 U.S. Treasury Notes, with the various coupon rates from 0.25-2.625%, with various maturity dates of 6/30/2014-8/31/2017 with a value of $41,820,102.

(f) Collateralized by $231,835,000 U.S. Treasury STRIPS, maturing on 2/15/2036 with a value of $102,000,449.

(g) Collateralized by $249,820,900 U.S. Treasury Notes, with the various coupon rates from 0.5-2.5%, with various maturity dates of 10/15/2014-3/31/2016 with a value of $256,020,263.

(h) Collateralized by:
Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
53,988,191	Government National Mortgage Association	5.0	9/20/2043	59,091,837
14,155,000	U.S. Treasury Bonds	2.875-4.25	11/15/2040-8/15/2043	14,297,481
23,355,700	U.S. Treasury Inflation-Indexed Notes	0.125-0.5	4/15/2015- 7/15/2022	25,052,215
16,357,000	U.S. Treasury Notes	0.25-4.875	11/30/2013-8/31/2019	16,427,256
3,940,000	U.S. Treasury STRIPS	Zero Coupon	11/15/2036-11/15/2041	1,415,416
Total Collateral Value				116,284,205

(i) Collateralized by:
Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
5,856,387	Federal Home Loan Mortgage Corp.	3.0-4.0	2/15/2033- 2/15/2041	5,969,688
651,943,937	Federal Home Loan Mortgage Corp. — Interest Only	2.5-6.0	9/15/2015- 4/15/2043	95,481,819
651,100	Federal National Mortgage Association	3.0	7/25/2033	549,417
Total Collateral Value				102,000,924

(j) Collateralized by $35,701,900 U.S. Treasury Bill, maturing on 1/2/2014 with a value of $35,700,008.

(k) Collateralized by:
Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
125,683,779	Federal Home Loan Mortgage Corp.	2.309-3.5	6/1/2032- 10/1/2043	129,339,237
22,375,923	Federal National Mortgage Association	3.421-4.0	2/1/2027- 3/1/2042	23,660,763
Total Collateral Value				153,000,000

(l) Collateralized by:
Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
20,316,072	Federal Home Loan Mortgage Corp.	11.552-38.496	9/15/2032- 5/15/2036	30,382,173
576,732,202	Federal Home Loan Mortgage Corp. — Interest Only	3.0-5.0	6/15/2027- 12/15/2042	81,400,355
22,346,807	Federal National Mortgage Association	6.0-38.879	10/25/2035-5/25/2043	36,384,588
430,822,876	Federal National Mortgage Association — Interest Only	2.5-4.5	11/25/2027-2/25/2033	55,832,884
Total Collateral Value				204,000,000

(m) Collateralized by:
Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
1,600	U.S. Treasury Bill	Zero Coupon	12/26/2013	1,600
12,813,300	U.S. Treasury Bond	2.75	11/15/2042	10,882,952
39,933,900	U.S. Treasury Notes	0.125-3.5	12/31/2013-2/15/2018	40,139,541
Total Collateral Value				51,024,093

Interest Only: Interest Only (IO) bonds represent the "interest only" portion of payments on a pool of underlying mortgages or mortgage-backed securities. IO securities are subject to prepayment risk of the pool of underlying mortgages.

Principal Only: Principal Only (PO) bonds represent the "principal only" portion of payments on a pool of underlying mortgages or mortgage-backed securities.

STRIPS: Separate Trading of Registered Interest and Principal Securities

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Securities held by the Fund are reflected as Level 2 because the securities are valued at amortized cost (which approximates fair value) and, accordingly, the inputs used to determine value are not quoted prices in an active market.

The following is a summary of the inputs used as of October 31, 2013 in valuing the Fund's investments. For information on the Fund's policy regarding the valuation of investments, please refer to the Security Valuation section of Note 1 in the accompanying Notes to Financial Statements.
Assets	Level 1	Level 2	Level 3	Total

Investments in Securities (n)	$—	$1,723,196,948	$—	$1,723,196,948
Repurchase Agreements	—	1,411,000,000	—	1,411,000,000
Total	$—	$3,134,196,948	$—	$3,134,196,948

There have been no transfers between fair value measurement levels during the period ended October 31, 2013.

(n) See Investment Portfolio for additional detailed categorizations.

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities
as of October 31, 2013 (Unaudited)
Assets	Government & Agency Securities Portfolio
Investments: Investments in securities, valued at amortized cost	$1,723,196,948
Repurchase agreements, valued at amortized cost	1,411,000,000
Investments in securities, at value (cost $3,134,196,948)	3,134,196,948
Cash	309,629,712
Receivable for Fund shares sold	82,624
Interest receivable	962,580
Due from Advisor	111
Other assets	65,884
Total assets	3,444,937,859
Liabilities
Payable for Fund shares redeemed	46,278
Distributions payable	37,051
Accrued Trustees' fees	32,232
Other accrued expenses and payables	202,309
Total liabilities	317,870
Net assets, at value	$3,444,619,989
Net Assets Consist of
Undistributed net investment income	201,501
Accumulated net realized gain (loss)	(436,981)
Paid-in capital	3,444,855,469
Net assets, at value	$3,444,619,989

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities as of October 31, 2013 (Unaudited) (continued)
Net Asset Value	Government & Agency Securities Portfolio
Capital Assets Funds Shares Net Asset Value, offering and redemption price per share ($16,754,447 ÷ 16,755,356 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00
Davidson Cash Equivalent Shares Net Asset Value, offering and redemption price per share ($15,937,321 ÷ 15,938,186 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00
Davidson Cash Equivalent Plus Shares Net Asset Value, offering and redemption price per share ($104,164,765 ÷ 104,170,419 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00
DWS Government & Agency Money Fund Net Asset Value, offering and redemption price per share ($111,969,730 ÷ 111,975,809 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00
DWS Government Cash Institutional Shares Net Asset Value, offering and redemption price per share ($2,933,255,034 ÷ 2,933,414,229 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00
Government Cash Managed Shares Net Asset Value, offering and redemption price per share ($209,590,275 ÷ 209,601,650 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00
Service Shares Net Asset Value, offering and redemption price per share ($52,948,417 ÷ 52,951,291 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00

The accompanying notes are an integral part of the financial statements.

Statement of Operations
for the six months ended October 31, 2013 (Unaudited)
Investment Income	Government & Agency Securities Portfolio
Income: Interest	$1,519,327
Expenses: Management fee	1,032,080
Administration fee	1,564,103
Services to shareholders	626,620
Distribution and service fees	902,819
Custodian fee	28,091
Professional fees	65,700
Reports to shareholders	68,581
Registration fees	61,006
Trustees' fees and expenses	58,519
Other	60,714
Total expenses before expense reductions	4,468,233
Expense reductions	(3,355,234)
Total expenses after expense reductions	1,112,999
Net investment income	406,328
Net realized gain (loss) from investments	(1,480)
Net increase (decrease) in net assets resulting from operations	$404,848

The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets
	Government & Agency Securities Portfolio
Increase (Decrease) in Net Assets	Six Months Ended October 31, 2013 (Unaudited)	Year Ended April 30, 2013
Operations: Net investment income	$406,328	$738,566
Net realized gain (loss)	(1,480)	11,278
Net increase in net assets resulting from operations	404,848	749,844
Distributions to shareholders from: Net investment income: Capital Assets Funds Shares	(4,402)	(17,994)
Davidson Cash Equivalent Shares	(919)	(2,284)
Davidson Cash Equivalent Plus Shares	(5,182)	(9,941)
DWS Government & Agency Money Fund	(5,437)	(12,034)
DWS Government Cash Institutional Shares	(375,422)	(662,372)
Government Cash Managed Shares	(11,875)	(24,703)
Service Shares	(3,095)	(9,225)
Total distributions	(406,332)	(738,553)
Fund share transactions: Proceeds from shares sold	11,148,609,939	17,983,371,115
Reinvestment of distributions	203,946	400,224
Cost of shares redeemed	(10,644,549,574)	(18,573,676,534)
Net increase (decrease) in net assets from Fund share transactions	504,264,311	(589,905,195)
Increase (decrease) in net assets	504,262,827	(589,893,904)
Net assets at beginning of period	2,940,357,162	3,530,251,066
Net assets at end of period (including undistributed net investment income of $201,501 and $201,505, respectively)	$3,444,619,989	$2,940,357,162

The accompanying notes are an integral part of the financial statements.

Financial Highlights
Government & Agency Securities Portfolio Davidson Cash Equivalent Shares
Six Months Ended 10/31/13 (Unaudited)			Years Ended April 30,
			2013		2012		2011		2010		2009
Selected Per Share Data
Net asset value, beginning of period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00
Income (loss) from investment operations: Net investment income	.000	***	.000	***	.000	***	.000	***	.000	***	.008
Net realized gain (loss)	(.000	)***	.000	***	.000	***	(.000	)***	.000	***	.000	***
Total from investment operations	.000	***	.000	***	.000	***	.000	***	.000	***	.008
Less distributions from: Net investment income	(.000	)***	(.000	)***	(.000	)***	(.000	)***	(.000	)***	(.008)
Net realized gains	—		—		—		—		(.000	)***	—
Total distributions	(.000	)***	(.000	)***	(.000	)***	(.000	)***	(.000	)***	(.008)
Net asset value, end of period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00
Total Return (%)a	.01	**	.01		.01		.01		.02		.76
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	16		20		25		19		20		29
Ratio of expenses before expense reductions (%)	.99	*	.99		.99		.99		.96		.99
Ratio of expenses after expense reductions (%)	.09	*	.17		.11		.22		.31		.90
Ratio of net investment income (%)	.01	*	.01		.01		.01		.01		.82	b
a Total return would have been lower had certain expenses not been reduced.
b Due to the timing of the subscriptions and redemptions, the amount shown does not correspond to the total return during the period.
* Annualized
** Not annualized
*** Amount is less than $.0005.

Government & Agency Securities Portfolio Davidson Cash Equivalent Plus Shares
Six Months Ended 10/31/13 (Unaudited)			Years Ended April 30,
			2013		2012		2011		2010		2009
Selected Per Share Data
Net asset value, beginning of period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00
Income (loss) from investment operations: Net investment income	.000	***	.000	***	.000	***	.000	***	.000	***	.009
Net realized gain (loss)	(.000	)***	.000	***	.000	***	(.000	)***	.000	***	.000	***
Total from investment operations	.000	***	.000	***	.000	***	.000	***	.000	***	.009
Less distributions from: Net investment income	(.000	)***	(.000	)***	(.000	)***	(.000	)***	(.000	)***	(.009)
Net realized gains	—		—		—		—		(.000	)***	—
Total distributions	(.000	)***	(.000	)***	(.000	)***	(.000	)***	(.000	)***	(.009)
Net asset value, end of period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00
Total Return (%)a	.01	**	.01		.01		.01		.02		.89
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	104		108		94		33		50		24
Ratio of expenses before expense reductions (%)	.84	*	.84		.83		.84		.85		.83
Ratio of expenses after expense reductions (%)	.09	*	.17		.11		.23		.29		.78
Ratio of net investment income (%)	.01	*	.01		.01		.01		.01		.96	b
a Total return would have been lower had certain expenses not been reduced.
b Due to the timing of the subscriptions and redemptions, the amount shown does not correspond to the total return during the period.
* Annualized
** Not annualized
*** Amount is less than $.0005.

Portfolio Summary (Unaudited)

Investment Portfolio as of October 31, 2013 (Unaudited)

Tax-Exempt Portfolio
	Principal Amount ($)	Value ($)

Municipal Bonds and Notes 99.8%
Alabama 0.5%
Tuscaloosa County, AL, Industrial Development Authority, Gulf Opportunity Zone, Hunt Refining Project, Series C, 0.1%*, 12/1/2027, LOC: Bank of Nova Scotia	10,000,000	10,000,000
Alaska 2.6%
Anchorage, AK:
0.15%, 3/6/2014	25,000,000	25,000,000
0.18%, 2/27/2014	25,000,000	25,000,000
		50,000,000
Arizona 0.5%
Arizona, Salt River Pima-Maricopa, Indian Community, 0.09%*, 10/1/2026	9,780,000	9,780,000
California 14.0%
California, Bay Area Toll Authority, Toll Bridge Revenue, San Francisco Bay Area, Series D-2, 0.06%*, 4/1/2047, LOC: JPMorgan Chase Bank NA	15,550,000	15,550,000
California, BB&T Municipal Trust, Series 2023, 144A, 0.1%*, 1/1/2024, INS: NATL, LIQ: Branch Banking & Trust, LOC: Branch Banking & Trust	26,885,000	26,885,000
California, Nuveen Dividend Advantage Municipal Fund, Series 1-1362, 144A, AMT, 0.26%*, 6/1/2041, LIQ: Morgan Stanley Bank	5,000,000	5,000,000
California, Nuveen Dividend Advantage Municipal Fund 2, 144A, AMT, 0.18%*, 8/3/2043, LIQ: Royal Bank of Canada	15,000,000	15,000,000
California, Nuveen Dividend Advantage Municipal Fund 3, Series 1-1600, 144A, AMT, 0.17%*, 9/1/2043, LIQ: Barclays Bank PLC	13,800,000	13,800,000
California, State Department of Water Resources, Supply Revenue, Series M, 5.0%, 5/1/2014	7,500,000	7,678,380
California, State General Obligation:
0.12%, 11/19/2013	22,750,000	22,750,000
Prerefunded 4/1/2014 @ 100, 5.0%, 4/1/2031, INS: AMBAC	10,325,000	10,529,373
Prerefunded 4/1/2014 @ 100, 5.25%, 4/1/2034	6,035,000	6,160,693
California, State Revenue Notes:
Series A-1, 2.0%, 5/28/2014	24,500,000	24,749,503
Series A-2, 2.0%, 6/23/2014	33,000,000	33,373,694
California, Wells Fargo Stage Trust, Series 74C, 144A, 0.09%*, Mandatory Put 11/14/2013 @ 100, 11/15/2040, GTY: Wells Fargo Bank NA, LIQ: Wells Fargo Bank NA	5,810,000	5,810,000
Los Angeles County, CA, 0.12%, 12/18/2013	10,000,000	10,000,000
San Bernardino County, CA, Tax And Revenue Anticipation Notes, Series A, 2.0%, 6/30/2014	40,000,000	40,479,616
San Francisco City & County, CA, Airports Commission, Series 36A, 0.09%*, 5/1/2026, LOC: U.S. Bank NA	19,270,000	19,270,000
San Jose, CA, Redevelopment Agency, 0.18%, 12/10/2013	10,400,000	10,400,000
		267,436,259
Delaware 0.2%
Delaware, State Economic Development Authority Revenue, YMCA Delaware Project, 0.08%*, 5/1/2036, LOC: PNC Bank NA	4,785,000	4,785,000
District of Columbia 0.9%
District of Columbia, Metropolitan Washington Airport Authority Systems Revenue, Series C-1, 144A, AMT, 0.07%*, 10/1/2033, LOC: Barclays Bank PLC	2,935,000	2,935,000
District of Columbia, Wells Fargo Stage Trust, Series 57C, 144A, AMT, 0.25%*, Mandatory Put 12/26/2013 @ 100, 10/1/2032, GTY: Wells Fargo Bank NA, LIQ: Wells Fargo Bank NA	13,965,000	13,965,000
		16,900,000
Florida 5.1%
Florida, Capital Trust Agency Housing Revenue, Atlantic Housing Foundation, Series A, 0.08%*, 7/15/2024, LIQ: Fannie Mae	19,000,000	19,000,000
Florida, North Broward Hospital District, Series A, 0.07%*, 1/15/2031, LOC: TD Bank NA	15,155,000	15,155,000
Hillsborough County, FL:
0.09%, 12/5/2013	22,139,000	22,139,000
0.11%, 2/6/2014	22,000,000	22,000,000
Lee County, FL, Industrial Development Authority, Improvement Hope Hospice Project, 0.11%*, 10/1/2027, LOC: Northern Trust Co.	18,900,000	18,900,000
		97,194,000
Georgia 0.3%
Burke County, GA, Development Authority Revenue, Georgia Power Co. Plant, 144A, 0.09%*, 5/1/2022	5,555,000	5,555,000
Hawaii 0.5%
Hawaii, Wells Fargo State Trust, Series 6C, 144A, 0.09%*, Mandatory Put 11/14/2013 @ 100, 7/1/2040, GTY: Wells Fargo Bank NA, LIQ: Wells Fargo Bank NA	8,820,000	8,820,000
Idaho 3.9%
Idaho, State Tax Anticipation Notes, 2.0%, 6/30/2014	73,000,000	73,870,467
Illinois 5.4%
Illinois, Educational Facilities Authority Revenue:
0.11%, 11/6/2013	30,000,000	30,000,000
0.13%, 2/6/2014	25,000,000	25,000,000
Illinois, Educational Facilities Authority Revenue, University of Chicago, Series B-3, 0.23%*, Mandatory Put 3/13/2014 @ 100, 7/1/2036	10,000,000	10,000,000
Illinois, Finance Authority Revenue, 0.12%, 1/16/2014	25,040,000	25,040,000
Illinois, State Development Finance Authority, Chicago Symphony Orchestra Project, 0.08%*, 12/1/2033, LOC: PNC Bank NA	12,500,000	12,500,000
		102,540,000
Indiana 0.8%
Indiana, IPS Multi-School Building Corp., Series R-885WF, 144A, 0.15%*, 1/15/2025, INS: AGMC, GTY: Wells Fargo & Co., LIQ: Wells Fargo & Co.	2,100,000	2,100,000
Indiana, State Finance Authority, Hospital Revenue, Indiana University Health, Series D, 0.08%*, 3/1/2033, LOC: Northern Trust Co.	6,115,000	6,115,000
Indiana, Wells Fargo State Trust, Series 100C, 144A, 0.09%*, 8/1/2021, GTY: Wells Fargo Bank NA, LIQ: Wells Fargo Bank NA	7,495,000	7,495,000
		15,710,000
Iowa 0.4%
Iowa, State Finance Authority, Wellness Facilities Revenue, Community Marshalltown Project, 0.11%*, 1/1/2031, LOC: Northern Trust Co.	7,015,000	7,015,000
Kansas 2.0%
Kansas, State Development Finance Authority, Multi-Family Revenue, Oak Ridge Park II Project, Series X, AMT, 0.15%*, 12/1/2036, LOC: U.S. Bank NA	3,650,000	3,650,000
Olathe, KS, Health Facilities Revenue, Olathe Medical Center, Inc., 144A, 0.09%*, 9/1/2032, LOC: Bank of America NA	21,820,000	21,820,000
Olathe, KS, Temporary Notes, Series A, 2.0%, 7/1/2014	11,655,000	11,793,890
		37,263,890
Kentucky 3.5%
Kentucky, State Economic Development Finance Authority, Catholic Health Initiatives:
Series B, 0.18%**, 2/1/2046	10,680,000	10,680,000
Series B-2, 0.18%**, 2/1/2046	12,000,000	12,000,000
Series B-3, 0.18%**, 2/1/2046	12,415,000	12,415,000
Louisville & Jefferson County, KY, Regional Airport Authority, UPS Worldwide Forwarding, Series A, AMT, 0.1%*, 1/1/2029	31,400,000	31,400,000
		66,495,000
Maine 0.2%
Maine, State Housing Authority, Mortgage Revenue, Series B, AMT, 0.08%*, 11/15/2036, SPA: State Street Bank & Trust Co.	4,600,000	4,600,000
Maryland 2.9%
Maryland, State Health & Higher Educational Facilities Authority Revenue, Pooled Loan Program, Series D, 144A, 0.13%*, 1/1/2029, LOC: Bank of America NA	10,675,000	10,675,000
Montgomery County, MD:
0.11%, 11/25/2013	27,000,000	27,000,000
0.12%, 11/18/2013	17,000,000	17,000,000
		54,675,000
Massachusetts 0.9%
Massachusetts, JPMorgan Chase Putters/Drivers Trust, Various States, Series 4320, 144A, 0.09%*, 5/31/2016, LIQ: JPMorgan Chase Bank NA	17,600,000	17,600,000
Michigan 5.4%
Michigan, RBC Municipal Products, Inc. Trust:
Series L-27, 144A, AMT, 0.12%*, 3/1/2031, LIQ: Royal Bank of Canada, LOC: Royal Bank of Canada	40,000,000	40,000,000
Series L-25, 144A, AMT, 0.12%*, 9/1/2033, LIQ: Royal Bank of Canada, LOC: Royal Bank of Canada	30,245,000	30,245,000
Michigan, State Hospital Finance Authority Revenue, Ascension Health Senior Credit Group:
Series F-6, 0.14%**, 11/15/2047	8,650,000	8,650,000
Series F-8, 0.14%**, 11/15/2047	7,100,000	7,100,000
Michigan, State Hospital Finance Authority, Ascension Health Senior Credit Group, Series F-7, 0.14%**, 11/15/2047	7,385,000	7,385,000
Michigan, State Strategic Fund Ltd., Obligation Revenue, Consumers Energy Co., 0.08%*, 4/15/2018, LOC: JPMorgan Chase Bank NA	10,000,000	10,000,000
		103,380,000
Minnesota 1.3%
Cohasset, MN, State Power & Light Co. Project, Series A, 0.13%*, 6/1/2020, LOC: JPMorgan Chase Bank NA	24,630,000	24,630,000
Mississippi 2.3%
Jackson County, MS, Water Systems, 0.15%*, 11/1/2024	3,000,000	3,000,000
Mississippi, Redstone Partners Floaters/Residuals Trust, Series C, 144A, AMT, 0.24%*, 12/1/2047, LOC: Mizuho Corporate Bank	9,185,000	9,185,000
Mississippi, State Business Finance Commission, Gulf Opportunity Zone, Chevron U.S.A., Inc., Series E, 0.07%*, 12/1/2030, GTY: Chevron Corp.	32,050,000	32,050,000
		44,235,000
Missouri 2.2%
Missouri, University of Curators, 0.11%, 11/5/2013	25,000,000	25,000,000
North Kansas City, MO, Hospital Revenue, 0.09%*, 11/1/2033, LOC: Bank of America NA	17,900,000	17,900,000
		42,900,000
New Jersey 0.4%
New Jersey, State Economic Development Authority, Cigarette Tax, Prerefunded 6/15/2014 @ 100, 5.75%, 6/15/2029	8,000,000	8,277,450
New Mexico 0.5%
New Mexico, Eclipse Funding Trust, Solar Eclipse, Finance Authority Revenue, Series 2006-0034, 144A, 0.08%*, 12/15/2013, LIQ: U.S. Bank NA, LOC: U.S. Bank NA	10,160,000	10,160,000
New York 7.0%
BlackRock New York Municipal Income Quality Trust, Series W-7-40, 144A, AMT, 0.18%*, 10/1/2041, LIQ: Barclays Bank PLC	5,000,000	5,000,000
BlackRock New York Municipal Intermediate Duration Fund, Inc., Series W-7-296, 144A, AMT, 0.18%*, 10/1/2041, LIQ: Barclays Bank PLC	13,500,000	13,500,000
Monroe County, NY, Industrial Development Corp. Revenue, St. Ann's Nursing Home, 0.1%*, 12/1/2040, LOC: HSBC Bank U.S.A. NA	4,200,000	4,200,000
New York, Metropolitan Transportation Authority, Dedicated Tax Fund, Series A-1, 0.08%*, 11/1/2031, LOC: Morgan Stanley Bank	29,205,000	29,205,000
New York, State Energy Research & Development Authority Facilties Revenue, Consolidated Edison Co., Inc. Project, Series A-3, AMT, 0.08%*, 6/1/2036, LOC: Scotiabank	2,350,000	2,350,000
New York, State Power Authority, 0.15%*, Mandatory Put 3/13/2014 @ 100, 3/1/2020, LIQ: Bank of Nova Scotia	15,000,000	15,000,000
New York, Wells Fargo Stage Trust, Series 4C, 144A, 0.19%*, Mandatory Put 12/19/2013 @ 100, 9/1/2040, LIQ: Wells Fargo Bank NA	16,985,000	16,985,000
New York City, NY, Health & Hospital Corp., Health Systems, Series D, 144A, 0.09%*, 2/15/2026, LOC: JPMorgan Chase Bank NA	2,630,000	2,630,000
New York City, NY, Housing Development Corp., Multi-Family Mortgage Revenue, Series C, 0.2%, Mandatory Put 6/27/2014 @ 100, 11/1/2045	5,850,000	5,850,000
New York City, NY, Transitional Finance Authority Revenue, Future Tax Secured, Series A-1, 144A, 0.07%*, 11/15/2028, SPA: TD Bank NA	9,290,000	9,290,000
New York, NY, General Obligation:
Series E, 0.08%*, 8/1/2034, LOC: Bank of America NA	14,195,000	14,195,000
Series B2, 0.1%*, 8/15/2023, SPA: Landesbank Hessen-Thuringen	2,900,000	2,900,000
Suffolk County, NY, Industrial Development Agency, St. Anthony's High School, The St. Francis Monastery, 0.06%*, 12/1/2036, LOC: Sovereign Bank NA	12,370,000	12,370,000
		133,475,000
North Carolina 1.3%
North Carolina, BB&T Municipal Trust:
Series 1008, 144A, 0.18%*, 3/1/2024, LIQ: Branch Banking & Trust, LOC: Branch Banking & Trust	5,515,000	5,515,000
Series 1009, 144A, 0.18%*, 6/1/2024, LIQ: Branch Banking & Trust, LOC: Branch Banking & Trust	15,375,000	15,375,000
North Carolina, State Capital Educational Facilities Finance Agency Revenue, High Point University Project, 0.09%*, 12/1/2028, LOC: Branch Banking & Trust	3,830,000	3,830,000
		24,720,000
Ohio 3.6%
Franklin County, OH, Healthcare Facilities Revenue, State Presbyterian Services, Series A, 0.07%*, 7/1/2036, LOC: PNC Bank NA	18,250,000	18,250,000
Ohio, Nuveen Quality Income Municipal Fund, Series 1-1480, 144A, AMT, 0.17%*, 9/1/2043, LIQ: Royal Bank of Canada	15,000,000	15,000,000
Ohio, Puttable Floating Option Tax-Exempt Receipts, Series 808, 144A, AMT, 0.33%*, 12/1/2041, GTY: Bank of America NA, INS: AMBAC	30,000,000	30,000,000
Ohio, State Air Quality Development Authority, State Valley Electric Corp., Series A, 0.07%*, 2/1/2026, LOC: Bank of Nova Scotia	4,650,000	4,650,000
		67,900,000
Other Territories 6.6%
BB&T Municipal Trust, Series 5000, 144A, 0.18%*, 10/1/2028, LIQ: Rabobank Nederland, LOC: Rabobank International	6,470,000	6,470,000
BlackRock Muni Holdings Investment Quality Fund, Series W-7-2746, 144A, AMT, 0.29%*, 7/1/2041, LIQ: Bank of America NA	28,100,000	28,100,000
BlackRock Municipal Bond Investment Trust, Series W-7-178, 144A, AMT, 0.18%*, 10/1/2041, LIQ: Barclays Bank PLC	9,300,000	9,300,000
Eagle Tax- Exempt Trust, 144A, AMT, 0.13%*, 4/15/2049, LIQ: Federal Home Loan Bank	14,260,000	14,260,000
Federal Home Loan Mortgage Corp., MultiFamily Variable Rate Certificates, "A", Series MO27, 0.09%*, 10/15/2029	16,300,000	16,300,000
Nuveen Premier Income Municipal Fund 2, Inc., Series 1-4895, 144A, AMT, 0.18%*, 5/1/2041, LIQ: Barclays Bank PLC	52,000,000	52,000,000
		126,430,000
Pennsylvania 2.6%
Pennsylvania, State Economic Development Financing Authority, IESI PA Corp., 0.12%*, 11/1/2028, GTY: IESI Corp., LOC: Bank of America NA	34,000,000	34,000,000
Pittsburgh, PA, Water & Sewer Authority Systems Revenue, Series B2, 0.07%*, 9/1/2039, LOC: PNC Bank NA	14,700,000	14,700,000
		48,700,000
Puerto Rico 7.5%
Puerto Rico, JPMorgan Chase Putters/Drivers Trust Various States, Series 4362, 144A, AMT, 0.23%**, 11/15/2013, LIQ: JPMorgan Chase Bank NA	20,000,000	20,000,000
Puerto Rico, RBC Municipal Products, Inc. Trust, Series E-46, 144A, 0.18%**, Mandatory Put 12/2/2013 @ 100, 9/1/2015, LIQ: Royal Bank of Canada, LOC: Royal Bank of Canada	40,000,000	40,000,000
Puerto Rico, RIB Floater Trust:
Series 18WE, 144A, 0.13%*, 12/1/2013, LOC: Barclays Bank PLC	15,000,000	15,000,000
Series 8WE, 144A, 0.13%*, 9/30/2014, LOC: Barclays Bank PLC	68,900,000	68,900,000
		143,900,000
Tennessee 4.9%
Johnson City, TN, Health & Educational Facilities Board, Hospital Revenue, Mountain States Health Alliance, Series A, 0.07%*, 8/15/2043, LOC: U.S. Bank NA	4,075,000	4,075,000
Metropolitan Government Nashville & Davidson County, TN, Health & Educational Facilities Board, Vanderbilt University, 0.17%, 4/3/2014	12,000,000	12,000,000
Tennessee, Tennergy Corp., Gas Revenue, Stars Certificates, Series 2006-001, 144A, 0.13%*, 5/1/2016, LOC: BNP Paribas	77,900,000	77,900,000
		93,975,000
Texas 6.2%
Houston, TX, 0.12%, 12/10/2013	1,500,000	1,500,000
Lamar, TX, Consolidated Independent School District, Series R-12266, 144A, 0.11%*, 8/1/2015, SPA: Citibank NA	20,485,000	20,485,000
North Texas, Tollway Authority Revenue, 0.12%, 12/9/2013	16,000,000	16,000,000
Texas, Dallas Performing Arts Cultural Facilities Corp., Dallas Arts Center Foundation Project, Series A, 0.15%, 9/1/2041, LOC: Bank of America NA	9,170,000	9,170,000
Texas, Lower Neches Valley Authority, Pollution Control Revenue, Chevron U.S.A., Inc. Project, 0.14%*, 2/15/2017	11,660,000	11,660,000
Texas, State Transportation Revenue, 2.0%, 8/28/2014	35,000,000	35,516,518
University of Texas, System Revenue, 0.11%, 12/4/2013	23,268,000	23,268,000
		117,599,518
Virginia 0.9%
Virginia, Nuveen Premium Income Municipal Fund, 144A, AMT, 0.18%*, 8/3/2043, LIQ: Toronto-Dominion Bank	15,000,000	15,000,000
Virginia, State Public School Authority, School Financing 1997, Series A, 5.0%, 8/1/2014	1,900,000	1,968,302
		16,968,302
Washington 1.5%
Washington, State Economic Development Finance Authority, Solid Waste Disposal Revenue, Waste Management, Inc. Project, Series D, AMT, 0.11%*, 7/1/2030, LOC: JPMorgan Chase Bank NA	20,000,000	20,000,000
Washington, State Higher Education Facilities Authority Revenue, Seattle University Project, Series A, 0.08%*, 5/1/2028, LOC: U.S. Bank NA	7,780,000	7,780,000
		27,780,000
Wisconsin 1.0%
Wisconsin, State Health & Educational Facilities Authority Revenue, Ascension Health Alliance Senor Credit Group, Series B, 0.14%**, 11/15/2043	19,535,000	19,535,000

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $1,904,804,886)†	99.8	1,904,804,886
Other Assets and Liabilities, Net	0.2	4,482,507
Net Assets	100.0	1,909,287,393

* Variable rate demand notes and variable rate demand preferred shares are securities whose interest rates are reset periodically at market levels. These securities are payable on demand and are shown at their current rates as of October 31, 2013.

** Floating rate securities' yields vary with a designated market index or market rate, such as the coupon-equivalent of the U.S. Treasury Bill rate. These securities are shown at their current rate as of October 31, 2013.

† The cost for federal income tax purposes was $1,904,804,886.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

AGMC: Assured Guaranty Municipal Corp.

AMBAC: Ambac Financial Group, Inc.

AMT: Subject to alternative minimum tax.

GTY: Guaranty Agreement

INS: Insured

LIQ: Liquidity Facility

LOC: Letter of Credit

NATL: National Public Finance Guarantee Corp.

Prerefunded: Bonds which are prerefunded are collateralized usually by U.S. Treasury securities which are held in escrow and used to pay principal and interest on tax-exempt issues and to retire the bonds in full at the earliest refunding date.

SPA: Standby Bond Purchase Agreement

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Securities held by the Fund are reflected as Level 2 because the securities are valued at amortized cost (which approximates fair value) and, accordingly, the inputs used to determine value are not quoted prices in an active market.

The following is a summary of the inputs used as of October 31, 2013 in valuing the Fund's investments. For information on the Fund's policy regarding the valuation of investments, please refer to the Security Valuation section of Note 1 in the accompanying Notes to Financial Statements.
Assets	Level 1	Level 2	Level 3	Total

Municipal Investments (a)	$—	$1,904,804,886	$—	$1,904,804,886
Total	$—	$1,904,804,886	$—	$1,904,804,886

There have been no transfers between fair value measurement levels during the period ended October 31, 2013.

(a) See Investment Portfolio for additional detailed categorizations.

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities
as of October 31, 2013 (Unaudited)
Assets	Tax-Exempt Portfolio
Investments: Investments in securities, valued at amortized cost	$1,904,804,886
Receivable for investments sold	5,710,000
Receivable for Fund shares sold	3,942,699
Interest receivable	1,955,195
Due from Advisor	5,246
Other assets	91,252
Total assets	1,916,509,278
Liabilities
Cash overdraft	6,454,420
Payable for Fund shares redeemed	434,940
Distributions payable	6,183
Accrued management fee	15,814
Accrued Trustees' fees	19,760
Other accrued expenses and payables	290,768
Total liabilities	7,221,885
Net assets, at value	$1,909,287,393
Net Assets Consist of
Undistributed net investment income	213,517
Accumulated net realized gain (loss)	177,152
Paid-in capital	1,908,896,724
Net assets, at value	$1,909,287,393

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities as of October 31, 2013 (Unaudited) (continued)
Net Asset Value	Tax-Exempt Portfolio
Capital Assets Funds Shares Net Asset Value, offering and redemption price per share ($5,930,493 ÷ 5,928,553 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00
Davidson Cash Equivalent Shares Net Asset Value, offering and redemption price per share ($69,776,100 ÷ 69,753,283 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00
DWS Tax-Exempt Cash Institutional Shares Net Asset Value, offering and redemption price per share ($955,840,571 ÷ 955,528,006 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00
DWS Tax-Exempt Money Fund Net Asset Value, offering and redemption price per share ($262,720,231 ÷ 262,634,779 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00
DWS Tax-Free Money Fund Class S Net Asset Value, offering and redemption price per share ($100,092,607 ÷ 100,059,790 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00
Service Shares Net Asset Value, offering and redemption price per share ($54,731,946 ÷ 54,714,049 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00
Tax-Exempt Cash Managed Shares Net Asset Value, offering and redemption price per share ($121,596,420 ÷ 121,556,657 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00
Tax-Free Investment Class Net Asset Value, offering and redemption price per share ($338,599,025 ÷ 338,488,303 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00

The accompanying notes are an integral part of the financial statements.

Statement of Operations
for the six months ended October 31, 2013 (Unaudited)
Investment Income	Tax-Exempt Portfolio
Income: Interest	$1,452,073
Expenses: Management fee	639,783
Administration fee	970,444
Services to shareholders	560,912
Distribution and service fees	1,037,385
Custodian fee	13,741
Professional fees	61,769
Reports to shareholders	77,359
Registration fees	72,404
Trustees' fees and expenses	37,111
Other	51,304
Total expenses before expense reductions	3,522,212
Expense reductions	(2,169,613)
Total expenses after expense reductions	1,352,599
Net investment income	99,474
Net realized gain (loss) from investments	177,152
Net increase (decrease) in net assets resulting from operations	$276,626

The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets
	Tax-Exempt Portfolio
Increase (Decrease) in Net Assets	Six Months Ended October 31, 2013 (Unaudited)	Year Ended April 30, 2013
Operations: Net investment income	$99,474	$312,710
Net realized gain (loss)	177,152	119,059
Net increase in net assets resulting from operations	276,626	431,769
Distributions to shareholders from: Net investment income: Capital Assets Funds Shares	(431)	(2,578)
Davidson Cash Equivalent Shares	(3,856)	(16,635)
DWS Tax-Exempt Cash Institutional Shares	(51,041)	(347,411)
DWS Tax-Exempt Money Fund	(12,294)	(63,056)
DWS Tax-Free Money Fund Class S	(4,942)	(22,814)
Service Shares	(2,568)	(12,350)
Tax-Exempt Cash Managed Shares	(6,199)	(36,504)
Tax-Free Investment Class	(17,277)	(80,485)
Net realized gain: Capital Assets Funds Shares	—	(686)
Davidson Cash Equivalent Shares	—	(4,358)
DWS Tax-Exempt Cash Institutional Shares	—	(58,793)
DWS Tax-Exempt Money Fund	—	(15,872)
DWS Tax-Free Money Fund Class S	—	(5,799)
Service Shares	—	(2,541)
Tax-Exempt Cash Managed Shares	—	(9,837)
Tax-Free Investment Class	—	(21,062)
Total distributions	(98,608)	(700,781)
Fund share transactions: Proceeds from shares sold	1,956,055,048	3,574,503,665
Reinvestment of distributions	63,363	409,744
Cost of shares redeemed	(1,911,311,210)	(3,871,064,788)
Net increase (decrease) in net assets from Fund share transactions	44,807,201	(296,151,379)
Increase (decrease) in net assets	44,985,219	(296,420,391)
Net assets at beginning of period	1,864,302,174	2,160,722,565
Net assets at end of period (including undistributed net investment income of $213,517 and $212,651, respectively)	$1,909,287,393	$1,864,302,174

The accompanying notes are an integral part of the financial statements.

Financial Highlights
Tax-Exempt Portfolio Davidson Cash Equivalent Shares
Six Months Ended 10/31/13 (Unaudited)			Years Ended April 30,
			2013		2012		2011		2010		2009
Selected Per Share Data
Net asset value, beginning of period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00
Income (loss) from investment operations: Net investment income	.000	***	.000	***	.000	***	.000	***	.000	***	.009
Net realized gain (loss)	.000	***	.000	***	.000	***	.000	***	.000	***	.000 ***
Total from investment operations	.000	***	.000	***	.000	***	.000	***	.000	***	.009
Less distributions from: Net investment income	(.000	)***	(.000	)***	(.000	)***	(.000	)***	(.000	)***	(.009)
Net realized gains	—		(.000	)***	—		—		(.000	)***	—
Total distributions	(.000	)***	(.000	)***	(.000	)***	(.000	)***	(.000	)***	(.009)
Net asset value, end of period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00
Total Return (%)a	.01	**	.03		.02		.01		.01		.94
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	70		70		62		75		80		67
Ratio of expenses before expense reductions (%)	.90	*	.90		.89		.89		.90		.91
Ratio of expenses after expense reductions (%)	.14	*	.19		.22		.35		.43		.86
Ratio of net investment income (%)	.01	*	.01		.01		.01		.01		.92
a Total return would have been lower had certain expenses not been reduced. * Annualized ** Not annualized *** Amount is less than $.0005.

Notes to Financial Statements (Unaudited)

A. Organization and Significant Accounting Policies

Cash Account Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end investment management company organized as a Massachusetts business trust.

The Trust offers three funds: Money Market Portfolio, Government & Agency Securities Portfolio and Tax-Exempt Portfolio (each a "Fund" and together, the "Funds").

Money Market Portfolio offers four classes of shares: Davidson Cash Equivalent Shares, Davidson Cash Equivalent Plus Shares, Premium Reserve Money Market Shares and Service Shares. The Capital Assets Funds Preferred Shares class and the Capital Assets Funds Shares class were terminated on September 10, 2013 and are no longer offered.

Government & Agency Securities Portfolio offers seven classes of shares: Capital Assets Funds Shares, Davidson Cash Equivalent Shares, Davidson Cash Equivalent Plus Shares, DWS Government & Agency Money Fund, DWS Government Cash Institutional Shares, Government Cash Managed Shares and Service Shares.

Tax-Exempt Portfolio offers eight classes of shares: Capital Assets Funds Shares, Davidson Cash Equivalent Shares, DWS Tax-Exempt Cash Institutional Shares, DWS Tax-Exempt Money Fund, DWS Tax-Free Money Fund Class S, Service Shares, Tax-Exempt Cash Managed Shares and Tax-Free Investment Class.

The financial highlights for all classes of shares, other than Davidson Cash Equivalent Shares and Davidson Cash Equivalent Plus Shares, are provided separately and are available upon request.

Each Fund's investment income, realized gains and losses, and certain Fund-level expenses and expense reductions, if any, are borne pro rata on the basis of relative net assets by the holders of all classes of shares of that Fund, except that each class bears certain expenses unique to that class such as distribution and service fees, services to shareholders and certain other class-specific expenses. Differences in class-level expenses may result in payment of different per share dividends by class. All shares of the Trust have equal rights with respect to voting subject to class-specific arrangements.

Each Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates. Actual results could differ from those estimates. The policies described below are followed consistently by the Funds in the preparation of their financial statements.

Security Valuation. Various inputs are used in determining the value of each Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including each Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Funds value all securities utilizing the amortized cost method permitted in accordance with Rule 2a-7 under the 1940 Act and certain conditions therein. Under this method, which does not take into account unrealized capital gains or losses on securities, an instrument is initially valued at its cost and thereafter assumes a constant accretion/amortization rate to maturity of any discount or premium. Securities held by the Fund are reflected as Level 2 because the securities are valued at amortized cost (which approximates fair value) and, accordingly, the inputs used to determine value are not quoted prices in an active market.

Disclosure about the classification of fair value measurements is included in a table following each Fund's Investment Portfolio.

Repurchase Agreements. Each Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, with certain banks and broker/dealers whereby each Fund, through its custodian or a sub-custodian bank, receives delivery of the underlying securities, the amount of which at the time of purchase and each subsequent business day is required to be maintained at such a level that the market value is equal to at least the principal amount of the repurchase price plus accrued interest. The custodial bank or another designated subcustodian holds the collateral in a separate account until the agreement matures. If the value of the securities falls below the principal amount of the repurchase agreement plus accrued interest, the financial institution deposits additional collateral by the following business day. If the financial institution either fails to deposit the required additional collateral or fails to repurchase the securities as agreed, the Funds have the right to sell the securities and recover any resulting loss from the financial institution. If the financial institution enters into bankruptcy, the Funds' claims on the collateral may be subject to legal proceedings.

As of October 31, 2013, the Fund had investments in repurchase agreements with a gross value of $18,000,000 and $1,411,000,000, respectively, for Money Market Portfolio and Government & Agency Securities Portfolio. The value of the related collateral exceeded the value of the repurchase agreements at period end. The detail of the related collateral is included in the footnotes following each Fund's Investment Portfolio.

Federal Income Taxes. Each of the Funds' policies is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies and to distribute all of its taxable and tax-exempt income to its shareholders.

Under the Regulated Investment Company Modernization Act of 2010, net capital losses incurred post-enactment may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses. Previously, net capital losses were carried forward for eight years and treated as short-term losses. As a transition rule, the Act requires that post-enactment net capital losses be used before pre-enactment net capital losses.

At April 30, 2013, DWS Money Market Portfolio had a net tax basis capital loss carryforward of approximately $14,000 of post-enactment short-term losses, which may be applied against realized net taxable capital gains indefinitely.

At April 30, 2013, DWS Government & Agency Securities Portfolio had a net tax basis capital loss carryforward of approximately $436,000 of pre-enactment losses, which may be applied against any realized net taxable capital gains of each succeeding year until fully utilized or until April 30, 2019 (the expiration date), whichever occurs first.

The Funds have reviewed the tax positions for the open tax years as of April 30, 2013 and have determined that no provision for income tax is required in the Funds' financial statements. The Funds' federal tax returns for the prior three fiscal years remain open subject to examination by the Internal Revenue Service.

Distribution of Income. Net investment income of each Fund is declared as a daily dividend and is distributed to shareholders monthly. Each Fund may take into account capital gains and losses in its daily dividend declarations. Each Fund may also make additional distributions for tax purposes if necessary.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Temporary book and tax basis differences will reverse in a subsequent period. There were no significant book-to-tax differences for the Funds.

The tax character of current year distributions will be determined at the end of the current fiscal year.

Expenses. Expenses of the Trust arising in connection with a specific Fund are allocated to that Fund. Other Trust expenses which cannot be directly attributed to a Fund are apportioned pro rata on the basis of relative net assets among the Funds in the Trust based upon the relative net assets or other appropriate measures.

Contingencies. In the normal course of business, the Funds may enter into contracts with service providers that contain general indemnification clauses. The Funds' maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet been made. However, based on experience, the Funds expect the risk of loss to be remote.

Other. Investment transactions are accounted for on trade date. Interest income is recorded on the accrual basis. Realized gains and losses from investment transactions are recorded on an identified cost basis and may include proceeds from litigation. All discounts and premiums are accreted/amortized for both tax and financial reporting purposes.

B. Related Parties

Management Agreement for Money Market Portfolio. Under an Investment Management Agreement with Deutsche Investment Management Americas Inc. ("DIMA" or the "Advisor"), an indirect, wholly owned subsidiary of Deutsche Bank AG, the Advisor directs the investments of Money Market Portfolio in accordance with its investment objectives, policies and restrictions. The Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Fund. In addition to portfolio management services, the Advisor provides certain administrative services in accordance with the Investment Management Agreement to the Money Market Portfolio.

The Money Market Portfolio pays a monthly management fee based on the combined average daily net assets of the three Funds of the Trust and allocated to Money Market Portfolio based on its relative net assets, computed and accrued daily and payable monthly, at 1/12 of the following annual rates:
First $500 million of the Funds' combined average daily net assets	.220%
Next $500 million of such net assets	.200%
Next $1 billion of such net assets	.175%
Next $1 billion of such net assets	.160%
Over $3 billion of such net assets	.150%

For the period from May 1, 2013 through October 31, 2013, the Advisor has agreed to voluntarily waive its fees and/or reimburse certain operating expenses of Davidson Cash Equivalent Shares and Davidson Cash Equivalent Plus Shares of the Money Market Portfolio to the extent necessary to maintain the operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest) at 1.00% and 0.85%, respectively.

The Advisor and D.A. Davidson & Co., the sole sub-distributor, have agreed to voluntarily waive additional expenses. These voluntary waivers may be changed or terminated at any time without notice. Under these arrangements, the Advisor waived certain expenses on Davidson Cash Equivalent Shares and Davidson Cash Equivalent Plus Shares of the Money Market Portfolio.

Accordingly, for the six months ended October 31, 2013, the Advisor earned a management fee on the Money Market Portfolio aggregating $828,937, of which $515,112 was waived, resulting in an annualized effective rate of 0.06% of the Fund's average daily net assets.

In addition, the Advisor has agreed to maintain expenses of certain other classes of the Trust. These rates are disclosed in the respective share classes' annual reports that are provided separately and are available upon request.

Management Agreement for Government & Agency Securities Portfolio and Tax-Exempt Portfolio. Under an Amended and Restated Investment Management Agreement with the Advisor, the Advisor directs the investments of Government & Agency Securities Portfolio and Tax-Exempt Portfolio in accordance with their respective investment objectives, policies and restrictions. The Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by each Fund.

The Government & Agency Securities Portfolio and Tax-Exempt Portfolio pay a monthly management fee based on the combined average daily net assets of the three Funds of the Trust and allocated to Government & Agency Securities Portfolio and Tax-Exempt Portfolio, respectively, based on their relative net assets, computed and accrued daily and payable monthly, at the following annual rates:
First $500 million of the Funds' combined average daily net assets	.120%
Next $500 million of such net assets	.100%
Next $1 billion of such net assets	.075%
Next $1 billion of such net assets	.060%
Over $3 billion of such net assets	.050%

The Advisor has agreed to contractually reduce its management fee for the Government & Agency Securities Portfolio such that the annual effective rate is limited to 0.05% of the Government & Agency Securities Portfolio's average daily net assets.

For the period from May 1, 2013 through October 31, 2013, the Advisor has agreed to voluntarily waive its fees and/or reimburse certain operating expenses of the Davidson Cash Equivalent Shares of the Government & Agency Securities Portfolio and Tax-Exempt Portfolio and Davidson Cash Equivalent Plus Shares of the Government & Agency Securities Portfolio to the extent necessary to maintain the operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest) at 1.00%, 0.85% and 0.85%, respectively.

The Advisor and D.A. Davidson & Co., the sole sub-distributor, have agreed to voluntarily waive additional expenses. These voluntary waivers may be changed or terminated at any time without notice. Under these arrangements, the Advisor waived certain expenses on Davidson Cash Equivalent Shares of the Government & Agency Securities Portfolio and Tax-Exempt Portfolio and Davidson Cash Equivalent Plus Shares of the Government & Agency Securities Portfolio.

Accordingly, for the six months ended October 31, 2013, the Advisor earned a management fee on the Government & Agency Securities Portfolio aggregating $1,032,080, all of which was waived.

Accordingly, for the six months ended October 31, 2013, the Advisor earned a management fee on the Tax-Exempt Portfolio aggregating $639,783, of which $618,196 was waived, resulting in an annualized effective rate of 0.002% of the Fund's average daily net assets.

The Advisor has also agreed to maintain expenses of certain other classes of the Trust. These rates are disclosed in the respective share classes' annual reports that are provided separately and are available upon request.

Administration Fee. Pursuant to an Administrative Services Agreement, DIMA provides most administrative services to the Government & Agency Securities Portfolio and Tax-Exempt Portfolio. For all services provided under the Administrative Services Agreement, each of these two Funds pays the Advisor an annual fee ("Administration Fee") of 0.10% of each of these two Funds' average daily net assets, computed and accrued daily and payable monthly. For the six months ended October 31, 2013, the Administration Fee from the Government & Agency Securities Portfolio and the Tax-Exempt Portfolio was as follows:
Fund	Administration Fee	Waived	Unpaid at October 31, 2013
Government & Agency Securities Portfolio	$1,564,103	$890,677	$158,866
Tax-Exempt Portfolio	$970,444	$—	$162,633

Service Provider Fees. DWS Investments Service Company ("DISC"), an affiliate of the Advisor, is the transfer agent, dividend-paying agent and shareholder service agent for the Funds. Pursuant to a sub-transfer agency agreement between DISC and DST Systems, Inc. ("DST"), DISC has delegated certain transfer agent, dividend-paying agent and shareholder service agent functions to DST. DISC compensates DST out of the shareholder servicing fee it receives from the Funds. For the six months ended October 31, 2013, the amounts charged to the Funds by DISC were as follows:
Money Market Portfolio:	Total Aggregated	Waived	Unpaid at October 31, 2013
Capital Assets Funds Shares	$356,380	$313,568	$1,127
Capital Assets Funds Preferred Shares	683	683	—
Davidson Cash Equivalent Shares	9,843	8,073	1,263
Davidson Cash Equivalent Plus Shares	750	599	137
Premium Reserve Money Market Shares	35,744	23,833	7,725
Service Shares	845,109	699,709	39,015
	$1,248,509	$1,046,465	$49,267

Government & Agency Securities Portfolio:	Total Aggregated	Waived	Unpaid at October 31, 2013
Capital Assets Funds Shares	$110,006	$100,590	$9,416
Davidson Cash Equivalent Shares	22,971	21,084	111
Davidson Cash Equivalent Plus Shares	103,569	92,772	6,238
DWS Government & Agency Money Fund	47,057	36,108	10,090
DWS Government Cash Institutional Shares	125,098	125,098	—
Government Cash Managed Shares	106,982	82,929	8,072
Service Shares	77,390	71,077	1,290
	$593,073	$529,658	$35,217

Tax-Exempt Portfolio:	Total Aggregated	Waived	Unpaid at October 31, 2013
Capital Assets Funds Shares	$10,785	$10,618	$167
Davidson Cash Equivalent Shares	57,839	57,778	61
DWS Tax-Exempt Cash Institutional Shares	74,977	70,923	4,054
DWS Tax-Exempt Money Fund	41,417	41,417	—
DWS Tax-Free Money Fund Class S	29,876	29,759	117
Service Shares	64,227	64,227	—
Tax-Exempt Cash Managed Shares	37,203	36,404	799
Tax-Free Investment Class	201,794	201,683	111
	$518,118	$512,809	$5,309

Pursuant to a fund accounting agreement between DIMA and Money Market Portfolio, DIMA is responsible for computing the daily net asset value per share and maintaining the portfolio and general accounting records of Money Market Portfolio. DIMA has delegated certain fund accounting and record-keeping services to State Street Bank and Trust Company. The costs and expenses of such delegation are paid by DIMA. Money Market Portfolio paid no fee to DIMA for fund accounting and record-keeping services provided under the fund accounting agreement during the period.

For the six months ended October 31, 2013, the Advisor reimbursed Tax-Exempt Portfolio $1,223 of sub-recordkeeping fees for DWS Tax-Exempt Money Fund class.

Distribution Service Agreement. Under the Distribution Service Agreement, in accordance with Rule 12b-1 under the 1940 Act, DWS Investments Distributors, Inc. ("DIDI"), an affiliate of the Advisor, receives a fee ("Distribution Fee"), calculated as a percentage of average daily net assets for the shares listed in the following table.

For the six months ended October 31, 2013, the Distribution Fee was as follows:
Money Market Portfolio:	Distribution Fee	Waived	Annualized Effective Rate	Contractual Rate (Up To)
Capital Assets Funds Shares	$470,422	$470,422	.00%	.33%
Capital Assets Funds Preferred Shares	910	910	.00%	.20%
Davidson Cash Equivalent Shares	10,937	10,937	.00%	.30%
Davidson Cash Equivalent Plus Shares	721	721	.00%	.25%
Service Shares	2,006,892	2,006,892	.00%	.60%
	$2,489,882	$2,489,882

Government & Agency Securities Portfolio:	Distribution Fee	Waived	Annualized Effective Rate	Contractual Rate (Up To)

Capital Assets Funds Shares	$145,208	$145,208	.00%	.33%
Davidson Cash Equivalent Shares	27,566	27,566	.00%	.30%
Davidson Cash Equivalent Plus Shares	129,460	129,460	.00%	.25%
Service Shares	185,735	185,735	.00%	.60%
	$487,969	$487,969

Tax-Exempt Portfolio:	Distribution Fee	Waived	Annualized Effective Rate	Contractual Rate (Up To)
Capital Assets Funds Shares	$14,236	$14,236	.00%	.33%
Davidson Cash Equivalent Shares	115,677	115,677	.00%	.30%
Service Shares	154,144	154,144	.00%	.60%
Tax-Free Investment Class	432,138	432,138	.00%	.25%
	$716,195	$716,195

In addition, DIDI provides information and administrative services for a fee ("Service Fee") for the shares listed in the following table. A portion of these fees may be paid pursuant to a Rule 12b-1 plan.

For the six months ended October 31, 2013, the Service Fee was as follows:
Money Market Portfolio:	Service Fee	Waived	Annualized Effective Rate	Contractual Rate (Up To)
Capital Assets Funds Shares	$356,380	$356,380	.00%	.25%
Capital Assets Funds Preferred Shares	455	455	.00%	.10%
Davidson Cash Equivalent Shares	9,114	9,114	.00%	.25%
Davidson Cash Equivalent Plus Shares	577	577	.00%	.20%
Premium Reserve Money Market Shares	59,574	59,574	.00%	.25%
	$426,100	$426,100

Government & Agency Securities Portfolio:	Service Fee	Waived	Annualized Effective Rate	Contractual Rate (Up To)
Capital Assets Funds Shares	$110,006	$110,006	.00%	.25%
Davidson Cash Equivalent Shares	22,971	22,971	.00%	.25%
Davidson Cash Equivalent Plus Shares	103,569	103,569	.00%	.20%
Government Cash Managed Shares	178,304	178,304	.00%	.15%
	$414,850	$414,850

Tax-Exempt Portfolio:	Service Fee	Waived	Annualized Effective Rate	Contractual Rate (Up To)
Capital Assets Funds Shares	$10,785	$10,785	.00%	.25%
Davidson Cash Equivalent Shares	96,398	96,398	.00%	.25%
Tax-Exempt Cash Managed Shares	93,008	93,008	.00%	.15%
Tax-Free Investment Class	120,999	120,999	.00%	.07%
	$321,190	$321,190

Typesetting and Filing Service Fees. Under an agreement with DIMA, DIMA is compensated for providing typesetting and certain regulatory filing services to the Funds. For the six months ended October 31, 2013, the amounts charged to the Funds by DIMA included in the Statement of Operations under "reports to shareholders" were as follows:
Fund	Total Aggregated	Unpaid at October 31, 2013
Money Market Portfolio	$19,637	$7,087
Government & Agency Securities Portfolio	$28,520	$8,904
Tax-Exempt Portfolio	$43,547	$17,691

Trustees' Fees and Expenses. The Funds paid retainer fees to each Trustee not affiliated with the Advisor, plus specified amounts to the Board Chairperson and Vice Chairperson and to each committee Chairperson.

C. Concentration of Ownership

From time to time, the Funds may have a concentration of several shareholder accounts holding a significant percentage of shares outstanding. Investment activities of these shareholders could have a material impact on the Funds.

At October 31, 2013, three shareholder accounts held approximately 57%, 13% and 12% of the outstanding shares of the Money Market Portfolio; one shareholder account held approximately 14% of the outstanding shares of the Government & Agency Securities Portfolio; and three shareholder accounts held approximately 30%, 19% and 12% of the outstanding shares of the Tax-Exempt Portfolio.

D. Line of Credit

The Funds and other affiliated funds (the "Participants") share in a $375 million revolving credit facility provided by a syndication of banks. Each Fund may borrow for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee which is allocated based on net assets, among each of the Participants. Interest is calculated at a rate per annum equal to the sum of the Federal Funds Rate plus 1.25 percent plus, if LIBOR exceeds the Federal Funds Rate, the amount of such excess. Each Fund may borrow up to a maximum of 33 percent of its net assets under the agreement. The Funds had no outstanding loans at October 31, 2013.

E. Share Transactions

The following tables summarize share and dollar activity in the Funds:

Money Market Portfolio
	Six Months Ended October 31, 2013		Year Ended April 30, 2013
	Shares	Dollars	Shares	Dollars
Shares sold
Capital Assets Funds Shares	106,732,273	$106,732,273	629,975,145	$629,975,145
Capital Assets Funds Preferred Shares	973,753	973,753	15,876,680	15,876,680
Davidson Cash Equivalent Shares	9,874,710	9,874,710	4,424,439	4,424,439
Davidson Cash Equivalent Plus Shares	668,277	668,277	667,261	667,261
Premium Reserve Money Market Shares	60,441,188	60,441,188	119,393,312	119,393,312
Service Shares	417,540,965	417,540,965	760,462,298	760,462,298
		$596,231,166		$1,530,799,135
Shares issued to shareholders in reinvestment of distributions
Capital Assets Funds Shares	26,946	$26,946	140,590	$140,590
Capital Assets Funds Preferred Shares	211	211	1,170	1,170
Davidson Cash Equivalent Shares	2,496	2,496	959	959
Davidson Cash Equivalent Plus Shares	194	194	75	75
Premium Reserve Money Market Shares	10,916	10,916	3,797	3,797
Service Shares	121,814	121,814	105,122	105,122
		$162,577		$251,713
Shares redeemed
Capital Assets Funds Shares	(689,335,717)	$(689,335,717)	(780,874,399)	$(780,874,399)
Capital Assets Funds Preferred Shares	(2,669,105)	(2,669,105)	(16,735,077)	(16,735,077)
Davidson Cash Equivalent Shares	(11,228,524)	(11,228,524)	(6,174,353)	(6,174,353)
Davidson Cash Equivalent Plus Shares	(640,358)	(640,358)	(791,706)	(791,706)
Premium Reserve Money Market Shares	(65,657,068)	(65,657,068)	(116,890,479)	(116,890,479)
Service Shares	(1,057,397,570)	(1,057,397,570)	(822,660,183)	(822,660,183)
		$(1,826,928,342)		$(1,744,126,197)
Net increase (decrease)
Capital Assets Funds Shares	(582,576,498)	$(582,576,498)	(150,758,664)	$(150,758,664)
Capital Assets Funds Preferred Shares	(1,695,141)	(1,695,141)	(857,227)	(857,227)
Davidson Cash Equivalent Shares	(1,351,318)	(1,351,318)	(1,748,955)	(1,748,955)
Davidson Cash Equivalent Plus Shares	28,113	28,113	(124,370)	(124,370)
Premium Reserve Money Market Shares	(5,204,964)	(5,204,964)	2,506,630	2,506,630
Service Shares	(639,734,791)	(639,734,791)	(62,092,763)	(62,092,763)
		$(1,230,534,599)		$(213,075,349)

Government & Agency Securities Portfolio
	Six Months Ended October 31, 2013		Year Ended April 30, 2013
	Shares	Dollars	Shares	Dollars
Shares sold
Capital Assets Funds Shares	20,390,285	$20,390,285	106,697,232	$106,697,232
Davidson Cash Equivalent Shares	21,530,677	21,530,677	31,099,071	31,099,071
Davidson Cash Equivalent Plus Shares	204,186,570	204,186,570	222,327,364	222,327,364
DWS Government & Agency Money Fund	20,923,916	20,923,916	53,121,349	53,121,349
DWS Government Cash Institutional Shares	10,243,870,730	10,243,870,730	15,315,065,657	15,315,065,657
Government Cash Managed Shares	523,645,367	523,645,367	1,990,326,289	1,990,326,289
Service Shares	114,031,613	114,031,613	264,734,153	264,734,153
Account Maintenance Fees	—	30,781	—	—
		$11,148,609,939		$17,983,371,115
Shares issued to shareholders in reinvestment of distributions
Capital Assets Funds Shares	4,401	$4,401	17,994	$17,994
Davidson Cash Equivalent Shares	852	852	2,284	2,284
Davidson Cash Equivalent Plus Shares	4,809	4,809	9,940	9,940
DWS Government & Agency Money Fund	5,336	5,336	11,818	11,818
DWS Government Cash Institutional Shares	181,245	181,245	341,515	341,515
Government Cash Managed Shares	4,209	4,209	7,714	7,714
Service Shares	3,094	3,094	8,959	8,959
		$203,946		$400,224
Shares redeemed
Capital Assets Funds Shares	(141,457,504)	$(141,457,504)	(205,489,534)	$(205,489,534)
Davidson Cash Equivalent Shares	(25,862,258)	(25,862,258)	(35,645,815)	(35,645,815)
Davidson Cash Equivalent Plus Shares	(208,278,948)	(208,278,948)	(207,586,537)	(207,586,537)
DWS Government & Agency Money Fund	(26,327,411)	(26,327,411)	(75,265,565)	(75,265,565)
DWS Government Cash Institutional Shares	(9,566,885,632)	(9,566,885,632)	(15,771,839,065)	(15,771,839,065)
Government Cash Managed Shares	(536,306,365)	(536,306,365)	(1,983,483,875)	(1,983,483,875)
Service Shares	(139,431,456)	(139,431,456)	(294,366,143)	(294,366,143)
		$(10,644,549,574)		$(18,573,676,534)
Net increase (decrease)
Capital Assets Funds Shares	(121,062,818)	$(121,062,818)	(98,774,308)	$(98,774,308)
Davidson Cash Equivalent Shares	(4,330,729)	(4,330,729)	(4,544,460)	(4,544,460)
Davidson Cash Equivalent Plus Shares	(4,087,569)	(4,087,569)	14,750,767	14,750,767
DWS Government & Agency Money Fund	(5,398,159)	(5,398,159)	(22,132,398)	(22,132,398)
DWS Government Cash Institutional Shares	677,166,343	677,166,343	(456,431,893)	(456,431,893)
Government Cash Managed Shares	(12,656,789)	(12,656,789)	6,850,128	6,850,128
Service Shares	(25,396,749)	(25,396,749)	(29,623,031)	(29,623,031)
Account Maintenance Fees	—	30,781	—	—
		$504,264,311		$(589,905,195)

Tax-Exempt Portfolio
	Six Months Ended October 31, 2013		Year Ended April 30, 2013
	Shares	Dollars	Shares	Dollars
Shares sold
Capital Assets Funds Shares	13,801,068	$13,801,068	33,780,270	$33,780,270
Davidson Cash Equivalent Shares	130,013,855	130,013,855	115,063,476	115,063,476
DWS Tax-Exempt Cash Institutional Shares	1,083,302,179	1,083,302,179	2,372,880,502	2,372,880,502
DWS Tax-Exempt Money Fund	149,406,947	149,406,947	251,306,829	251,306,829
DWS Tax-Free Money Fund Class S	32,332,345	32,332,345	28,082,317	28,082,317
Service Shares	66,756,033	66,756,033	138,095,905	138,095,905
Tax-Exempt Cash Managed Shares	244,889,983	244,889,983	238,693,476	238,693,476
Tax-Free Investment Class	235,518,370	235,518,370	396,600,890	396,600,890
Account Maintenance Fees	—	34,268	—	—
		$1,956,055,048		$3,574,503,665
Shares issued to shareholders in reinvestment of distributions
Capital Assets Funds Shares	431	$431	3,264	$3,264
Davidson Cash Equivalent Shares	3,620	3,620	20,992	20,992
DWS Tax-Exempt Cash Institutional Shares	20,474	20,474	163,290	163,290
DWS Tax-Exempt Money Fund	12,086	12,086	76,913	76,913
DWS Tax-Free Money Fund Class S	7,079	7,079	27,387	27,387
Service Shares	2,565	2,565	14,768	14,768
Tax-Exempt Cash Managed Shares	4	4	2,584	2,584
Tax-Free Investment Class	17,104	17,104	100,546	100,546
		$63,363		$409,744
Shares redeemed
Capital Assets Funds Shares	(17,929,827)	$(17,929,827)	(35,324,040)	$(35,324,040)
Davidson Cash Equivalent Shares	(130,642,176)	(130,642,176)	(106,210,991)	(106,210,991)
DWS Tax-Exempt Cash Institutional Shares	(1,098,032,303)	(1,098,032,303)	(2,508,359,723)	(2,508,359,723)
DWS Tax-Exempt Money Fund	(128,723,725)	(128,723,725)	(322,145,746)	(322,145,746)
DWS Tax-Free Money Fund Class S	(32,158,599)	(32,158,599)	(38,170,621)	(38,170,621)
Service Shares	(56,939,320)	(56,939,320)	(171,243,303)	(171,243,303)
Tax-Exempt Cash Managed Shares	(238,394,192)	(238,394,192)	(290,012,104)	(290,012,104)
Tax-Free Investment Class	(208,491,068)	(208,491,068)	(399,598,260)	(399,598,260)
		$(1,911,311,210)		$(3,871,064,788)
Net increase (decrease)
Capital Assets Funds Shares	(4,128,328)	$(4,128,328)	(1,540,506)	$(1,540,506)
Davidson Cash Equivalent Shares	(624,701)	(624,701)	8,873,477	8,873,477
DWS Tax-Exempt Cash Institutional Shares	(14,709,650)	(14,709,650)	(135,315,931)	(135,315,931)
DWS Tax-Exempt Money Fund	20,695,308	20,695,308	(70,762,004)	(70,762,004)
DWS Tax-Free Money Fund Class S	180,825	180,825	(10,060,917)	(10,060,917)
Service Shares	9,819,278	9,819,278	(33,132,630)	(33,132,630)
Tax-Exempt Cash Managed Shares	6,495,795	6,495,795	(51,316,044)	(51,316,044)
Tax-Free Investment Class	27,044,406	27,044,406	(2,896,824)	(2,896,824)
Account Maintenance Fees	—	34,268	—	—
		$44,807,201		$(296,151,379)

Information About Each Fund's Expenses

As an investor of a Fund, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Fund expenses. Examples of transaction costs include account maintenance fees, which are not shown in this section. The following tables are intended to help you understand your ongoing expenses (in dollars) of investing in each Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. In the most recent six-month period, the Funds limited these expenses; had they not done so, expenses would have been higher for the Davidson Cash Equivalent Shares and the Davidson Cash Equivalent Plus Shares. The example in the table is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (May 1, 2013 to October 31, 2013).

The tables illustrate your Fund's expenses in two ways:

—Actual Fund Return. This helps you estimate the actual dollar amount of ongoing expenses (but not transaction costs) paid on a $1,000 investment in the Fund using the Fund's actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Expenses Paid per $1,000" line under the share class you hold.

— Hypothetical 5% Portfolio Return. This helps you to compare your Fund's ongoing expenses (but not transaction costs) with those of other mutual funds using the Fund's actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs. The "Expenses Paid per $1,000" line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expense of owning different funds. If these transaction costs had been included, your costs would have been higher.

Davidson Cash Equivalent Shares Expenses and Value of a $1,000 Investment for the six months ended October 31, 2013 (Unaudited)
Actual Fund Return	Money Market Portfolio	Government & Agency Securities Portfolio	Tax-Exempt Portfolio
Beginning Account Value 5/1/13	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 10/31/13	$1,000.35	$1,000.05	$1,000.05
Expenses Paid per $1,000*	$.91	$.45	$.71
Hypothetical 5% Fund Return
Beginning Account Value 5/1/13	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 10/31/13	$1,024.30	$1,024.75	$1,024.50
Expenses Paid per $1,000*	$.92	$.46	$.71
* Expenses are equal to the Fund's annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by 184 (the number of days in the most recent six-month period), then divided by 365.

Annualized Expense Ratios	Money Market Portfolio	Government & Agency Securities Portfolio	Tax-Exempt Portfolio
Davidson Cash Equivalent Shares	.18%	.09%	.14%
For more information, please refer to each Fund's prospectus.
For an analysis of the fees associated with an investment in the Fund or similar funds, please refer to http://apps.finra.org/fundanalyzer/1/fa.aspx.

Davidson Cash Equivalent Plus Shares Expenses and Value of a $1,000 Investment for the six months ended October 31, 2013 (Unaudited)
Actual Fund Return	Money Market Portfolio	Government & Agency Securities Portfolio
Beginning Account Value 5/1/13	$1,000.00	$1,000.00
Ending Account Value 10/31/13	$1,000.35	$1,000.05
Expenses Paid per $1,000*	$.91	$.45
Hypothetical 5% Fund Return
Beginning Account Value 5/1/13	$1,000.00	$1,000.00
Ending Account Value 10/31/13	$1,024.30	$1,024.75
Expenses Paid per $1,000*	$.92	$.46
* Expenses are equal to the Fund's annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by 184 (the number of days in the most recent six-month period), then divided by 365.

Annualized Expense Ratios	Money Market Portfolio	Government & Agency Securities Portfolio
Davidson Cash Equivalent Plus Shares	.18%	.09%
For more information, please refer to each Fund's prospectus.
For an analysis of the fees associated with an investment in the Fund or similar funds, please refer to http://apps.finra.org/fundanalyzer/1/fa.aspx.

Other Information

Proxy Voting

The Fund's policies and procedures for voting proxies for portfolio securities and information about how the Fund voted proxies related to its portfolio securities during the 12-month period ended June 30 are available on our Web site — dws-investments.com (click on "proxy voting" at the bottom of the page) — or on the SEC's Web site — sec.gov. To obtain a written copy of the Fund's policies and procedures without charge, upon request, call us toll free at (800) 728-3337.

Portfolio Holdings

Following the Fund's fiscal first and third quarter-end, a complete portfolio holdings listing is filed with the SEC on Form N-Q. In addition, each month, information about the Fund and its portfolio holdings is filed with the SEC on Form N-MFP. The SEC delays the public availability of the information filed on Form N-MFP for 60 days after the end of the reporting period included in the filing. These forms will be available on the SEC's Web site at sec.gov, and they may also be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the SEC's Public Reference Room may be obtained by calling (800) SEC-0330. The Fund's portfolio holdings are also posted on dws-investments.com from time to time. Please see the Fund's current prospectus for more information.

Money Market Fund Reform

In June 2013, the SEC proposed money market fund reform intended to address perceived systemic risks associated with money market funds and to improve transparency for money market fund investors. The Financial Stability Oversight Council (FSOC), a board of U.S. regulators established by the Dodd-Frank Act, had also previously proposed similar recommendations for money market fund reform. If one or more of the SEC or FSOC proposals for money market fund reform were to be adopted in the future, such regulatory action may affect the fund's operations and/or return potential.

Advisory Agreement Board Considerations and Fee Evaluation

Money Market Portfolio

The Board of Trustees approved the renewal of Money Market Portfolio's investment management agreement (the "Agreement") with Deutsche Investment Management Americas Inc. ("DIMA") in September 2013.

In terms of the process that the Board followed prior to approving the Agreement, shareholders should know that:

— In September 2013, all but one of the Fund's Trustees were independent of DIMA and its affiliates.

— The Trustees met frequently during the past year to discuss fund matters and dedicated a substantial amount of time to contract review matters. Over the course of several months, the Board's Contract Committee, in coordination with the Board's Fixed Income and Asset Allocation Oversight Committee, reviewed comprehensive materials received from DIMA, independent third parties and independent counsel. These materials included an analysis of the Fund's performance, fees and expenses, and profitability compiled by a fee consultant retained by the Fund's Independent Trustees (the "Fee Consultant"). The Board also received extensive information throughout the year regarding performance of the Fund.

— The Independent Trustees regularly meet privately with their independent counsel to discuss contract review and other matters. In addition, the Independent Trustees were also advised by the Fee Consultant in the course of their review of the Fund's contractual arrangements and considered a comprehensive report prepared by the Fee Consultant in connection with their deliberations.

— In connection with reviewing the Agreement, the Board also reviewed the terms of the Fund's Rule 12b-1 plan, distribution agreement, transfer agency agreement and other material service agreements.

— Based on its evaluation of the information provided, the Contract Committee presented its findings and recommendations to the Board. The Board then reviewed the Contract Committee's findings and recommendations.

In connection with the contract review process, the Contract Committee and the Board considered the factors discussed below, among others. The Board also considered that DIMA and its predecessors have managed the Fund since its inception, and the Board believes that a long-term relationship with a capable, conscientious advisor is in the best interests of the Fund. The Board considered, generally, that shareholders chose to invest or remain invested in the Fund knowing that DIMA managed the Fund. DIMA is part of Deutsche Bank AG, a major global banking institution that is engaged in a wide range of financial services. The Board believes that there are advantages to being part of a global asset management business that offers a wide range of investing expertise and resources, including hundreds of portfolio managers and analysts with research capabilities in many countries throughout the world.

As part of the contract review process, the Board carefully considered the fees and expenses of each DWS fund overseen by the Board in light of the fund's performance. In many cases, this led to a negotiation with DIMA of lower expense caps as part of the 2012 and 2013 contract review processes than had previously been in place. As part of these negotiations, the Board indicated that it would consider relaxing these new lower caps in future years following sustained improvements in performance, among other considerations.

In June 2012, Deutsche Bank AG ("DB"), DIMA's parent company, announced that DB would combine its Asset Management (of which DIMA was a part) and Wealth Management divisions. DB has advised the Independent Trustees that the U.S. asset management business is a critical and integral part of DB, and that it has, and will continue to, reinvest a significant portion of the substantial savings it expects to realize by combining its Asset Management and Wealth Management divisions into the new Asset and Wealth Management ("AWM") division, including ongoing enhancements to its investment capabilities. DB also has confirmed its commitment to maintaining strong legal and compliance groups within the AWM division.

While shareholders may focus primarily on fund performance and fees, the Fund's Board considers these and many other factors, including the quality and integrity of DIMA's personnel and such other issues as back-office operations, fund valuations, and compliance policies and procedures.

Nature, Quality and Extent of Services. The Board considered the terms of the Agreement, including the scope of advisory services provided under the Agreement. The Board noted that, under the Agreement, DIMA provides portfolio management services and administrative services to the Fund. The Board considered the experience and skills of senior management and investment personnel, the resources made available to such personnel, the ability of DIMA to attract and retain high-quality personnel, and the organizational depth and stability of DIMA. The Board reviewed the Fund's performance over short-term and long-term periods and compared those returns to various agreed-upon performance measures, including a peer universe compiled by the Fee Consultant using information supplied by iMoneyNet, an independent fund data service. The Board also noted that it has put into place a process of identifying "Focus Funds" (e.g., funds performing poorly relative to their benchmark or a peer universe compiled by an independent fund data service), and receives more frequent reporting and information from DIMA regarding such funds, along with DIMA's remedial plans to address underperformance. The Board believes this process is an effective manner of identifying and addressing underperforming funds. Based on the information provided, the Board noted that for the one- and three-year periods ended December 31, 2012, the Fund's gross performance (Service Shares) was in the 1st quartile of the applicable iMoneyNet universe (the 1st quartile being the best performers and the 4th quartile being the worst performers).

Fees and Expenses. The Board considered the Fund's investment management fee schedule, operating expenses and total expense ratios, and comparative information provided by Lipper Inc. ("Lipper") and the Fee Consultant regarding investment management fee rates paid to other investment advisors by similar funds (1st quartile being the most favorable and 4th quartile being the least favorable). With respect to management fees paid to other investment advisors by similar funds, the Board noted that the contractual fee rates paid by the Fund were lower than the median (1st quartile) of the applicable Lipper peer group (based on Lipper data provided as of December 31, 2012). Based on Lipper data provided as of December 31, 2012, the Board noted that the Fund's total (net) operating expenses were higher than the median of the applicable Lipper expense universe for Davidson Cash Equivalent Shares (4th quartile), Davidson Cash Equivalent Plus Shares (4th quartile), Premium Reserve Money Market Shares (3rd quartile) and Service Shares (4th quartile). The Board considered the Fund's management fee rate as compared to fees charged by DIMA to comparable funds and considered differences between the Fund and the comparable funds. The Board also considered how the Fund's total (net) operating expenses compared to the total (net) operating expenses of a more customized peer group selected by Lipper (based on such factors as asset size). The Board noted the significant voluntary fee waivers implemented by DIMA to ensure the Fund maintained a positive yield.

The information considered by the Board as part of its review of management fees included information regarding fees charged by DIMA and its affiliates to similar institutional accounts and to similar funds offered primarily to European investors ("DWS Europe funds"), in each case as applicable. The Board observed that advisory fee rates for institutional accounts generally were lower than the management fees charged by similarly managed DWS U.S. mutual funds ("DWS Funds"), but also took note of the differences in services provided to DWS Funds as compared to institutional accounts. In the case of DWS Europe funds, the Board observed that fee rates for DWS Europe funds generally were higher than for similarly managed DWS Funds, but noted that differences in the types of services provided to DWS Funds relative to DWS Europe funds made it difficult to compare such fees.

On the basis of the information provided, the Board concluded that management fees were reasonable and appropriate in light of the nature, quality and extent of services provided by DIMA.

Profitability. The Board reviewed detailed information regarding revenues received by DIMA under the Agreement. The Board considered the estimated costs and pre-tax profits realized by DIMA from advising the DWS Funds, as well as estimates of the pre-tax profits attributable to managing the Fund in particular. The Board also received information regarding the estimated enterprise-wide profitability of DWS and its affiliates with respect to all fund services in totality and by fund. The Board and the Fee Consultant reviewed DIMA's methodology in allocating its costs to the management of the Fund. Based on the information provided, the Board concluded that the pre-tax profits realized by DIMA in connection with the management of the Fund were not unreasonable. The Board also reviewed information regarding the profitability of certain similar investment management firms. The Board noted that while information regarding the profitability of such firms is limited (and in some cases is not necessarily prepared on a comparable basis), DIMA and its affiliates' overall profitability with respect to the DWS fund complex (after taking into account distribution and other services provided to the funds by DIMA and its affiliates) was lower than the overall profitability levels of many comparable firms for which such data was available.

Economies of Scale. The Board considered whether there are economies of scale with respect to the management of the Fund and whether the Fund benefits from any economies of scale. The Board noted that the Fund's management fee schedule includes fee breakpoints. The Board concluded that the Fund's fee schedule represents an appropriate sharing between the Fund and DIMA of such economies of scale as may exist in the management of the Fund at current asset levels.

Other Benefits to DIMA and Its Affiliates. The Board also considered the character and amount of other incidental benefits received by DIMA and its affiliates, including any fees received by an affiliate of DIMA for distribution services. The Board also considered benefits to DIMA related to brokerage and soft-dollar allocations, including allocating brokerage to pay for research generated by parties other than the executing broker dealers, which pertain primarily to funds investing in equity securities, along with the incidental public relations benefits to DIMA related to DWS Funds advertising and cross-selling opportunities among DIMA products and services. The Board concluded that management fees were reasonable in light of these fallout benefits.

Compliance. The Board considered the significant attention and resources dedicated by DIMA to documenting and enhancing its compliance processes in recent years. The Board noted in particular (i) the experience and seniority of both DIMA's chief compliance officer and the Fund's chief compliance officer; (ii) the large number of DIMA compliance personnel; and (iii) the substantial commitment of resources by DIMA and its affiliates to compliance matters.

Based on all of the information considered and the conclusions reached, the Board unanimously determined that the continuation of the Agreement is in the best interests of the Fund. In making this determination, the Board did not give particular weight to any single factor identified above. The Board considered these factors over the course of numerous meetings, certain of which were in executive session with only the Independent Trustees and their independent counsel present. It is possible that individual Trustees may have weighed these factors differently in reaching their individual decisions to approve the continuation of the Agreement.

Government & Agency Securities Portfolio

The Board of Trustees approved the renewal of Government & Agency Securities Portfolio's investment management agreement (the "Agreement") with Deutsche Investment Management Americas Inc. ("DIMA") in September 2013.

In terms of the process that the Board followed prior to approving the Agreement, shareholders should know that:

— In September 2013, all but one of the Fund's Trustees were independent of DIMA and its affiliates.

— The Trustees met frequently during the past year to discuss fund matters and dedicated a substantial amount of time to contract review matters. Over the course of several months, the Board's Contract Committee, in coordination with the Board's Fixed Income and Asset Allocation Oversight Committee, reviewed comprehensive materials received from DIMA, independent third parties and independent counsel. These materials included an analysis of the Fund's performance, fees and expenses, and profitability compiled by a fee consultant retained by the Fund's Independent Trustees (the "Fee Consultant"). The Board also received extensive information throughout the year regarding performance of the Fund.

— The Independent Trustees regularly meet privately with their independent counsel to discuss contract review and other matters. In addition, the Independent Trustees were also advised by the Fee Consultant in the course of their review of the Fund's contractual arrangements and considered a comprehensive report prepared by the Fee Consultant in connection with their deliberations.

— In connection with reviewing the Agreement, the Board also reviewed the terms of the Fund's Rule 12b-1 plan, distribution agreement, administrative services agreement, transfer agency agreement and other material service agreements.

— Based on its evaluation of the information provided, the Contract Committee presented its findings and recommendations to the Board. The Board then reviewed the Contract Committee's findings and recommendations.

In connection with the contract review process, the Contract Committee and the Board considered the factors discussed below, among others. The Board also considered that DIMA and its predecessors have managed the Fund since its inception, and the Board believes that a long-term relationship with a capable, conscientious advisor is in the best interests of the Fund. The Board considered, generally, that shareholders chose to invest or remain invested in the Fund knowing that DIMA managed the Fund, and that the Agreement was approved by the Fund's shareholders. DIMA is part of Deutsche Bank AG, a major global banking institution that is engaged in a wide range of financial services. The Board believes that there are advantages to being part of a global asset management business that offers a wide range of investing expertise and resources, including hundreds of portfolio managers and analysts with research capabilities in many countries throughout the world.

As part of the contract review process, the Board carefully considered the fees and expenses of each DWS fund overseen by the Board in light of the fund's performance. In many cases, this led to a negotiation with DIMA of lower expense caps as part of the 2012 and 2013 contract review processes than had previously been in place. As part of these negotiations, the Board indicated that it would consider relaxing these new lower caps in future years following sustained improvements in performance, among other considerations.

In June 2012, Deutsche Bank AG ("DB"), DIMA's parent company, announced that DB would combine its Asset Management (of which DIMA was a part) and Wealth Management divisions. DB has advised the Independent Trustees that the U.S. asset management business is a critical and integral part of DB, and that it has, and will continue to, reinvest a significant portion of the substantial savings it expects to realize by combining its Asset Management and Wealth Management divisions into the new Asset and Wealth Management ("AWM") division, including ongoing enhancements to its investment capabilities. DB also has confirmed its commitment to maintaining strong legal and compliance groups within the AWM division.

While shareholders may focus primarily on fund performance and fees, the Fund's Board considers these and many other factors, including the quality and integrity of DIMA's personnel and such other issues as back-office operations, fund valuations, and compliance policies and procedures.

Nature, Quality and Extent of Services. The Board considered the terms of the Agreement, including the scope of advisory services provided under the Agreement. The Board noted that, under the Agreement, DIMA provides portfolio management services to the Fund and that, pursuant to a separate administrative services agreement, DIMA provides administrative services to the Fund. The Board considered the experience and skills of senior management and investment personnel, the resources made available to such personnel, the ability of DIMA to attract and retain high-quality personnel, and the organizational depth and stability of DIMA. The Board reviewed the Fund's performance over short-term and long-term periods and compared those returns to various agreed-upon performance measures, including a peer universe compiled by the Fee Consultant using information supplied by iMoneyNet, an independent fund data service. The Board also noted that it has put into place a process of identifying "Focus Funds" (e.g., funds performing poorly relative to their benchmark or a peer universe compiled by an independent fund data service), and receives more frequent reporting and information from DIMA regarding such funds, along with DIMA's remedial plans to address underperformance. The Board believes this process is an effective manner of identifying and addressing underperforming funds. Based on the information provided, the Board noted that for the one- and three-year periods ended December 31, 2012, the Fund's gross performance (Service Shares) was in the 2nd quartile of the applicable iMoneyNet universe (the 1st quartile being the best performers and the 4th quartile being the worst performers).

Fees and Expenses. The Board considered the Fund's investment management fee schedule, operating expenses and total expense ratios, and comparative information provided by Lipper Inc. ("Lipper") and the Fee Consultant regarding investment management fee rates paid to other investment advisors by similar funds (1st quartile being the most favorable and 4th quartile being the least favorable). With respect to management fees paid to other investment advisors by similar funds, the Board noted that the contractual fee rates paid by the Fund, which include a 0.10% fee paid to DIMA under the Fund's administrative services agreement, were lower than the median (2nd quartile) of the applicable Lipper peer group (based on Lipper data provided as of December 31, 2012). Based on Lipper data provided as of December 31, 2012, the Board noted that the Fund's total (net) operating expenses were lower than the median of the applicable Lipper expense universe for Davidson Cash Equivalent Shares (2nd quartile), Davidson Cash Equivalent Plus Shares (2nd quartile) and Services Shares (1st quartile) and higher the median of the applicable Lipper expense universe for Government Cash Managed Shares (3rd quartile), DWS Government & Agency Money Fund shares (3rd quartile), Capital Assets Funds Shares (3rd quartile), and DWS Government Cash Institutional Shares (3rd quartile). The Board considered the Fund's management fee rate as compared to fees charged by DIMA to a comparable fund and considered differences between the Fund and the comparable fund. The Board also considered how the Fund's total (net) operating expenses compared to the total (net) operating expenses of a more customized peer group selected by Lipper (based on such factors as asset size). The Board noted the expense limitations agreed to by DIMA. The Board also noted the significant voluntary fee waivers implemented by DIMA to ensure the Fund maintained a positive yield.

The information considered by the Board as part of its review of management fees included information regarding fees charged by DIMA and its affiliates to similar institutional accounts and to similar funds offered primarily to European investors ("DWS Europe funds"), in each case as applicable. The Board observed that advisory fee rates for institutional accounts generally were lower than the management fees charged by similarly managed DWS U.S. mutual funds ("DWS Funds"), but also took note of the differences in services provided to DWS Funds as compared to institutional accounts. In the case of DWS Europe funds, the Board observed that fee rates for DWS Europe funds generally were higher than for similarly managed DWS Funds, but noted that differences in the types of services provided to DWS Funds relative to DWS Europe funds made it difficult to compare such fees.

On the basis of the information provided, the Board concluded that management fees were reasonable and appropriate in light of the nature, quality and extent of services provided by DIMA.

Profitability. The Board reviewed detailed information regarding revenues received by DIMA under the Agreement. The Board considered the estimated costs and pre-tax profits realized by DIMA from advising the DWS Funds, as well as estimates of the pre-tax profits attributable to managing the Fund in particular. The Board also received information regarding the estimated enterprise-wide profitability of DWS and its affiliates with respect to all fund services in totality and by fund. The Board and the Fee Consultant reviewed DIMA's methodology in allocating its costs to the management of the Fund. Based on the information provided, the Board concluded that the pre-tax profits realized by DIMA in connection with the management of the Fund were not unreasonable. The Board also reviewed information regarding the profitability of certain similar investment management firms. The Board noted that while information regarding the profitability of such firms is limited (and in some cases is not necessarily prepared on a comparable basis), DIMA and its affiliates' overall profitability with respect to the DWS fund complex (after taking into account distribution and other services provided to the funds by DIMA and its affiliates) was lower than the overall profitability levels of many comparable firms for which such data was available.

Economies of Scale. The Board considered whether there are economies of scale with respect to the management of the Fund and whether the Fund benefits from any economies of scale. The Board noted that the Fund's management fee schedule includes fee breakpoints. The Board concluded that the Fund's fee schedule represents an appropriate sharing between the Fund and DIMA of such economies of scale as may exist in the management of the Fund at current asset levels.

Other Benefits to DIMA and Its Affiliates. The Board also considered the character and amount of other incidental benefits received by DIMA and its affiliates, including any fees received by DIMA for administrative services provided to the Fund and any fees received by an affiliate of DIMA for distribution services. The Board also considered benefits to DIMA related to brokerage and soft-dollar allocations, including allocating brokerage to pay for research generated by parties other than the executing broker dealers, which pertain primarily to funds investing in equity securities, along with the incidental public relations benefits to DIMA related to DWS Funds advertising and cross-selling opportunities among DIMA products and services. The Board concluded that management fees were reasonable in light of these fallout benefits.

Compliance. The Board considered the significant attention and resources dedicated by DIMA to documenting and enhancing its compliance processes in recent years. The Board noted in particular (i) the experience and seniority of both DIMA's chief compliance officer and the Fund's chief compliance officer; (ii) the large number of DIMA compliance personnel; and (iii) the substantial commitment of resources by DIMA and its affiliates to compliance matters.

Based on all of the information considered and the conclusions reached, the Board unanimously determined that the continuation of the Agreement is in the best interests of the Fund. In making this determination, the Board did not give particular weight to any single factor identified above. The Board considered these factors over the course of numerous meetings, certain of which were in executive session with only the Independent Trustees and their independent counsel present. It is possible that individual Trustees may have weighed these factors differently in reaching their individual decisions to approve the continuation of the Agreement.

Tax-Exempt Portfolio

The Board of Trustees approved the renewal of Tax-Exempt Portfolio's investment management agreement (the "Agreement") with Deutsche Investment Management Americas Inc. ("DIMA") in September 2013.

In terms of the process that the Board followed prior to approving the Agreement, shareholders should know that:

— In September 2013, all but one of the Fund's Trustees were independent of DIMA and its affiliates.

— The Trustees met frequently during the past year to discuss fund matters and dedicated a substantial amount of time to contract review matters. Over the course of several months, the Board's Contract Committee, in coordination with the Board's Fixed Income and Asset Allocation Oversight Committee, reviewed comprehensive materials received from DIMA, independent third parties and independent counsel. These materials included an analysis of the Fund's performance, fees and expenses, and profitability compiled by a fee consultant retained by the Fund's Independent Trustees (the "Fee Consultant"). The Board also received extensive information throughout the year regarding performance of the Fund.

— The Independent Trustees regularly meet privately with their independent counsel to discuss contract review and other matters. In addition, the Independent Trustees were also advised by the Fee Consultant in the course of their review of the Fund's contractual arrangements and considered a comprehensive report prepared by the Fee Consultant in connection with their deliberations.

— In connection with reviewing the Agreement, the Board also reviewed the terms of the Fund's Rule 12b-1 plan, distribution agreement, administrative services agreement, transfer agency agreement and other material service agreements.

— Based on its evaluation of the information provided, the Contract Committee presented its findings and recommendations to the Board. The Board then reviewed the Contract Committee's findings and recommendations.

In connection with the contract review process, the Contract Committee and the Board considered the factors discussed below, among others. The Board also considered that DIMA and its predecessors have managed the Fund since its inception, and the Board believes that a long-term relationship with a capable, conscientious advisor is in the best interests of the Fund. The Board considered, generally, that shareholders chose to invest or remain invested in the Fund knowing that DIMA managed the Fund, and that the Agreement was approved by the Fund's shareholders. DIMA is part of Deutsche Bank AG, a major global banking institution that is engaged in a wide range of financial services. The Board believes that there are advantages to being part of a global asset management business that offers a wide range of investing expertise and resources, including hundreds of portfolio managers and analysts with research capabilities in many countries throughout the world.

As part of the contract review process, the Board carefully considered the fees and expenses of each DWS fund overseen by the Board in light of the fund's performance. In many cases, this led to a negotiation with DIMA of lower expense caps as part of the 2012 and 2013 contract review processes than had previously been in place. As part of these negotiations, the Board indicated that it would consider relaxing these new lower caps in future years following sustained improvements in performance, among other considerations.

In June 2012, Deutsche Bank AG ("DB"), DIMA's parent company, announced that DB would combine its Asset Management (of which DIMA was a part) and Wealth Management divisions. DB has advised the Independent Trustees that the U.S. asset management business is a critical and integral part of DB, and that it has, and will continue to, reinvest a significant portion of the substantial savings it expects to realize by combining its Asset Management and Wealth Management divisions into the new Asset and Wealth Management ("AWM") division, including ongoing enhancements to its investment capabilities. DB also has confirmed its commitment to maintaining strong legal and compliance groups within the AWM division.

While shareholders may focus primarily on fund performance and fees, the Fund's Board considers these and many other factors, including the quality and integrity of DIMA's personnel and such other issues as back-office operations, fund valuations, and compliance policies and procedures.

Nature, Quality and Extent of Services. The Board considered the terms of the Agreement, including the scope of advisory services provided under the Agreement. The Board noted that, under the Agreement, DIMA provides portfolio management services to the Fund and that, pursuant to a separate administrative services agreement, DIMA provides administrative services to the Fund. The Board considered the experience and skills of senior management and investment personnel, the resources made available to such personnel, the ability of DIMA to attract and retain high-quality personnel, and the organizational depth and stability of DIMA. The Board reviewed the Fund's performance over short-term and long-term periods and compared those returns to various agreed-upon performance measures, including a peer universe compiled by the Fee Consultant using information supplied by iMoneyNet, an independent fund data service. The Board also noted that it has put into place a process of identifying "Focus Funds" (e.g., funds performing poorly relative to their benchmark or a peer universe compiled by an independent fund data service), and receives more frequent reporting and information from DIMA regarding such funds, along with DIMA's remedial plans to address underperformance. The Board believes this process is an effective manner of identifying and addressing underperforming funds. Based on the information provided, the Board noted that for the one- and three-year periods ended December 31, 2012, the Fund's gross performance (DWS Tax-Exempt Cash Institutional Shares) was in the 2nd quartile of the applicable iMoneyNet universe (the 1st quartile being the best performers and the 4th quartile being the worst performers).

Fees and Expenses. The Board considered the Fund's investment management fee schedule, operating expenses and total expense ratios, and comparative information provided by Lipper Inc. ("Lipper") and the Fee Consultant regarding investment management fee rates paid to other investment advisors by similar funds (1st quartile being the most favorable and 4th quartile being the least favorable). With respect to management fees paid to other investment advisors by similar funds, the Board noted that the contractual fee rates paid by the Fund, which include a 0.10% fee paid to DIMA under the Fund's administrative services agreement, were lower than the median (1st quartile) of the applicable Lipper peer group (based on Lipper data provided as of December 31, 2012). Based on Lipper data provided as of December 31, 2012, the Board noted that the Fund's total (net) operating expenses were equal to or lower than the median of the applicable Lipper expense universe for Capital Assets Funds Shares (2nd quartile), Davidson Cash Equivalent Shares (2nd quartile), Tax-Exempt Cash Managed Shares (2nd quartile), Tax-Free Investment Class shares (2nd quartile), Service Shares (2nd quartile), DWS Tax-Exempt Cash Institutional Shares (2nd quartile) and DWS Tax Exempt Money Fund shares (2nd quartile) and higher than the median of the applicable Lipper expense universe for DWS Tax-Free Money Fund Class S shares (4th quartile). The Board considered the Fund's management fee rate as compared to fees charged by DIMA to comparable funds and considered differences between the Fund and the comparable funds. The Board also considered how the Fund's total (net) operating expenses compared to the total (net) operating expenses of a more customized peer group selected by Lipper (based on such factors as asset size). The Board noted the expense limitations agreed to by DIMA. The Board also noted the significant voluntary fee waivers implemented by DIMA to ensure the Fund maintained a positive yield.

The information considered by the Board as part of its review of management fees included information regarding fees charged by DIMA and its affiliates to similar institutional accounts and to similar funds offered primarily to European investors ("DWS Europe funds"), in each case as applicable. The Board observed that advisory fee rates for institutional accounts generally were lower than the management fees charged by similarly managed DWS U.S. mutual funds ("DWS Funds"), but also took note of the differences in services provided to DWS Funds as compared to institutional accounts. In the case of DWS Europe funds, the Board observed that fee rates for DWS Europe funds generally were higher than for similarly managed DWS Funds, but noted that differences in the types of services provided to DWS Funds relative to DWS Europe funds made it difficult to compare such fees.

On the basis of the information provided, the Board concluded that management fees were reasonable and appropriate in light of the nature, quality and extent of services provided by DIMA.

Profitability. The Board reviewed detailed information regarding revenues received by DIMA under the Agreement. The Board considered the estimated costs and pre-tax profits realized by DIMA from advising the DWS Funds, as well as estimates of the pre-tax profits attributable to managing the Fund in particular. The Board also received information regarding the estimated enterprise-wide profitability of DWS and its affiliates with respect to all fund services in totality and by fund. The Board and the Fee Consultant reviewed DIMA's methodology in allocating its costs to the management of the Fund. Based on the information provided, the Board concluded that the pre-tax profits realized by DIMA in connection with the management of the Fund were not unreasonable. The Board also reviewed information regarding the profitability of certain similar investment management firms. The Board noted that while information regarding the profitability of such firms is limited (and in some cases is not necessarily prepared on a comparable basis), DIMA and its affiliates' overall profitability with respect to the DWS fund complex (after taking into account distribution and other services provided to the funds by DIMA and its affiliates) was lower than the overall profitability levels of many comparable firms for which such data was available.

Economies of Scale. The Board considered whether there are economies of scale with respect to the management of the Fund and whether the Fund benefits from any economies of scale. The Board noted that the Fund's management fee schedule includes fee breakpoints. The Board concluded that the Fund's fee schedule represents an appropriate sharing between the Fund and DIMA of such economies of scale as may exist in the management of the Fund at current asset levels.

Other Benefits to DIMA and Its Affiliates. The Board also considered the character and amount of other incidental benefits received by DIMA and its affiliates, including any fees received by DIMA for administrative services provided to the Fund and any fees received by an affiliate of DIMA for distribution services. The Board also considered benefits to DIMA related to brokerage and soft-dollar allocations, including allocating brokerage to pay for research generated by parties other than the executing broker dealers, which pertain primarily to funds investing in equity securities, along with the incidental public relations benefits to DIMA related to DWS Funds advertising and cross-selling opportunities among DIMA products and services. The Board concluded that management fees were reasonable in light of these fallout benefits.

Compliance. The Board considered the significant attention and resources dedicated by DIMA to documenting and enhancing its compliance processes in recent years. The Board noted in particular (i) the experience and seniority of both DIMA's chief compliance officer and the Fund's chief compliance officer; (ii) the large number of DIMA compliance personnel; and (iii) the substantial commitment of resources by DIMA and its affiliates to compliance matters.

Based on all of the information considered and the conclusions reached, the Board unanimously determined that the continuation of the Agreement is in the best interests of the Fund. In making this determination, the Board did not give particular weight to any single factor identified above. The Board considered these factors over the course of numerous meetings, certain of which were in executive session with only the Independent Trustees and their independent counsel present. It is possible that individual Trustees may have weighed these factors differently in reaching their individual decisions to approve the continuation of the Agreement.

Privacy Statement
FACTS	What Does Deutsche Asset & Wealth Management Do With Your Personal Information?
Why?
Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share and protect your personal information. Please read this notice carefully to understand what we do.

What?
The types of personal information we collect and share can include:
— Social Security number
— Account balances
— Purchase and transaction history
— Bank account information
— Contact information such as mailing address, e-mail address and telephone number

How?
All financial companies need to share customers' personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers' personal information, the reasons Deutsche Asset & Wealth Management chooses to share and whether you can limit this sharing.

Reasons we can share your personal information	Does Deutsche Asset & Wealth Management share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders or legal investigations	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We do not share
For our affiliates' everyday business purposes — information about your transactions and experiences	No	We do not share
For our affiliates' everyday business purposes — information about your creditworthiness	No	We do not share
For non-affiliates to market to you	No	We do not share
Questions?	Call (800) 728-3337 or e-mail us at service@dws.com

Who we are
Who is providing this notice?	DWS Investments Distributors, Inc.; Deutsche Investment Management Americas Inc.; DeAM Investor Services, Inc.; DWS Trust Company; the DWS Funds
What we do
How does Deutsche Asset & Wealth Management protect my personal information?
To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

How does Deutsche Asset & Wealth Management collect my personal information?
We collect your personal information, for example. When you:
— open an account
— give us your contact information
— provide bank account information for ACH or wire transactions
— tell us where to send money
— seek advice about your investments

Why can't I limit all sharing?
Federal law gives you the right to limit only
— sharing for affiliates' everyday business purposes — information about your creditworthiness
— affiliates from using your information to market to you
— sharing for non-affiliates to market to you
State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates
Companies related by common ownership or control. They can be financial or non-financial companies. Our affiliates include financial companies with the DWS or Deutsche Bank ("DB") name, such as DB AG Frankfurt and DB Alex Brown.

Non-affiliates
Companies not related by common ownership or control. They can be financial and non-financial companies.
Non-affiliates we share with include account service providers, service quality monitoring services, mailing service providers and verification services to help in the fight against money laundering and fraud.

Joint marketing	A formal agreement between non-affiliated financial companies that together market financial products or services to you. Deutsche Asset & Wealth Management does not jointly market.
Rev. 09/2013

Service Center
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**DCES-3**
(R-033432-1 12/13)

October 31, 2013

Semiannual Report

to Shareholders

Capital Assets Funds Shares

Government & Agency Securities Portfolio

Tax-Exempt Portfolio

Contents
Government & Agency Securities Portfolio
3 Portfolio Summary
4 Investment Portfolio
11 Statement of Assets and Liabilities
13 Statement of Operations
14 Statement of Changes in Net Assets
15 Financial Highlights
Tax-Exempt Portfolio
16 Portfolio Summary
17 Investment Portfolio
27 Statement of Assets and Liabilities
29 Statement of Operations
30 Statement of Changes in Net Assets
31 Financial Highlights
32 Notes to Financial Statements
44 Information About Each Fund's Expenses
46 Other Information
47 Advisory Agreement Board Considerations and Fee Evaluation
57 Privacy Statement

This report must be preceded or accompanied by a prospectus. To obtain a summary prospectus, if available, or prospectus for any of our funds, visit dws-investments.com. We advise you to consider a fund's objectives, risks, charges and expenses carefully before investing. The summary prospectus and prospectus contain this and other important information about each fund. Please read the prospectus carefully before you invest.

An investment in these funds is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or by any other government agency. Although the funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the funds. The share price of money market funds can fall below the $1.00 share price. You should not rely on or expect the Advisor to enter into support agreements or take other actions to maintain a fund's $1.00 share price. The credit quality of the fund's holdings can change rapidly in certain markets, and the default of a single holding could have an adverse impact on a fund's share price. The fund's share price can also be negatively affected during periods of high redemption pressures and/or illiquid markets. The actions of a few large investors in one class of shares in a fund may have a significant adverse effect on the share prices of all classes of shares within that fund. See the prospectus for specific details regarding each fund's risk profile.

NOT FDIC/NCUA INSURED NO BANK GUARANTEE MAY LOSE VALUE NOT A DEPOSIT NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY

Portfolio Summary (Unaudited)

Investment Portfolio as of October 31, 2013 (Unaudited)

Government & Agency Securities Portfolio
	Principal Amount ($)	Value ($)

Government & Agency Obligations 50.0%
U.S. Government Sponsored Agencies 46.1%
Federal Farm Credit Bank:
0.1%*, 4/7/2014	55,000,000	54,976,014
0.124%**, 2/6/2014	75,000,000	75,000,000
0.13%**, 2/2/2015	25,000,000	24,995,245
0.141%**, 10/27/2014	36,000,000	36,005,577
0.151%**, 11/26/2014	22,000,000	22,003,659
0.153%**, 10/20/2014	60,000,000	60,003,306
0.19%, 12/13/2013	15,000,000	15,000,000
Federal Home Loan Bank:
0.02%*, 12/9/2013	20,000,000	19,999,578
0.045%*, 2/24/2014	50,000,000	49,992,812
0.049%*, 1/9/2014	7,500,000	7,499,281
0.05%*, 1/21/2014	10,000,000	9,998,875
0.059%*, 12/9/2013	35,000,000	34,997,783
0.1%, 11/20/2013	25,000,000	24,999,800
0.1%**, 4/25/2014	38,000,000	38,000,000
0.102%**, 4/22/2014	62,000,000	61,999,991
0.119%*, 1/10/2014	25,000,000	24,994,167
0.125%, 3/27/2014	15,000,000	14,996,580
0.13%, 3/19/2014	12,000,000	11,999,151
0.14%, 5/22/2014	20,000,000	19,998,667
0.144%*, 4/9/2014	12,000,000	11,992,315
0.149%*, 2/18/2014	55,000,000	54,975,021
0.149%*, 4/9/2014	60,000,000	59,960,250
0.15%**, 11/15/2013	12,500,000	12,499,806
0.16%**, 11/8/2013	27,000,000	26,999,794
0.16%, 12/19/2013	15,000,000	14,999,874
0.17%, 3/25/2014	15,000,000	14,999,286
0.17%, 8/1/2014	28,000,000	27,998,480
0.17%, 9/5/2014	35,000,000	34,994,832
0.172%*, 4/11/2014	37,500,000	37,471,070
0.18%, 3/7/2014	22,500,000	22,499,502
0.185%**, 11/4/2013	49,000,000	48,999,898
0.28%, 11/14/2013	10,000,000	10,000,436
0.875%, 12/27/2013	12,000,000	12,012,859
2.375%, 3/14/2014	10,000,000	10,079,724
Federal Home Loan Mortgage Corp.:
0.079%*, 1/8/2014	22,500,000	22,496,600
0.08%*, 4/24/2014	15,000,000	14,994,200
0.081%*, 11/4/2013	10,000,000	9,999,917
0.09%*, 3/26/2014	32,000,000	31,988,400
0.09%*, 5/13/2014	12,500,000	12,493,969
0.09%*, 5/22/2014	10,000,000	9,994,950
0.098%*, 12/17/2013	8,000,000	7,998,978
0.098%*, 12/19/2013	25,000,000	24,996,667
0.099%*, 12/20/2013	50,000,000	49,993,194
0.099%*, 2/20/2014	25,000,000	24,992,292
0.099%*, 3/5/2014	30,000,000	29,989,667
0.1%*, 6/4/2014	15,000,000	14,991,042
0.104%*, 11/19/2013	17,000,000	16,999,065
0.109%*, 1/21/2014	10,000,000	9,997,525
0.109%*, 1/22/2014	15,000,000	14,996,242
0.109%*, 3/19/2014	30,000,000	29,987,350
0.119%*, 3/12/2014	10,000,000	9,995,633
0.129%*, 3/25/2014	10,000,000	9,994,800
0.139%*, 4/22/2014	10,000,000	9,993,311
0.163%*, 7/7/2014	25,000,000	24,971,755
1.375%, 2/25/2014	15,000,000	15,058,589
4.5%, 4/2/2014	10,000,000	10,180,244
Federal National Mortgage Association:
0.079%*, 1/2/2014	30,000,000	29,995,867
0.1%*, 6/2/2014	30,000,000	29,982,250
0.119%*, 2/24/2014	10,000,000	9,996,167
0.14%*, 6/2/2014	18,000,000	17,985,090
1.25%, 2/27/2014	28,000,000	28,099,007
2.75%, 3/13/2014	58,000,000	58,544,970
		1,589,651,374
U.S. Treasury Obligations 3.9%
U.S. Treasury Notes:
0.5%, 8/15/2014	31,000,000	31,085,342
0.75%, 12/15/2013	35,000,000	35,024,666
1.0%, 1/15/2014	32,500,000	32,563,855
1.75%, 1/31/2014	15,251,000	15,312,335
2.375%, 9/30/2014	11,700,000	11,935,886
2.625%, 6/30/2014	7,500,000	7,623,490
		133,545,574
Total Government & Agency Obligations (Cost $1,723,196,948)		1,723,196,948

Repurchase Agreements 41.0%
Barclays Capital, 0.08%, dated 10/31/2013, to be repurchased at $92,000,204 on 11/1/2013 (a)	92,000,000	92,000,000
BNP Paribas, 0.1%, dated 10/31/2013, to be repurchased at $78,000,217 on 11/1/2013 (b)	78,000,000	78,000,000
BNP Paribas, 0.11%, dated 10/31/2013, to be repurchased at $100,000,306 on 11/1/2013 (c)	100,000,000	100,000,000
Citigroup Global Markets, Inc., 0.06%, dated 10/28/2013, to be repurchased at $100,001,167 on 11/4/2013 (d)	100,000,000	100,000,000
Citigroup Global Markets, Inc., 0.09%, dated 10/31/2013, to be repurchased at $41,000,103 on 11/1/2013 (e)	41,000,000	41,000,000
Credit Suisse, 0.08%, dated 10/31/2013, to be repurchased at $100,000,222 on 11/1/2013 (f)	100,000,000	100,000,000
HSBC Securities, Inc., 0.08%, dated 10/31/2013, to be repurchased at $251,000,558 on 11/1/2013 (g)	251,000,000	251,000,000
HSBC Securities, Inc., 0.11%, dated 10/31/2013, to be repurchased at $114,000,348 on 11/1/2013 (h)	114,000,000	114,000,000
JPMorgan Securities, Inc., 0.09%, dated 10/31/2013, to be repurchased at $100,000,250 on 11/1/2013 (i)	100,000,000	100,000,000
Merrill Lynch & Co., Inc., 0.08%, dated 10/31/2013, to be repurchased at $35,000,078 on 11/1/2013 (j)	35,000,000	35,000,000
Morgan Stanley & Co., Inc., 0.11%, dated 10/31/2013, to be repurchased at $150,000,458 on 11/1/2013 (k)	150,000,000	150,000,000
The Goldman Sachs & Co., 0.1%, dated 10/31/2013, to be repurchased at $200,000,556 on 11/1/2013 (l)	200,000,000	200,000,000
The Toronto-Dominion Bank, 0.05%, dated 10/30/2013, to be repurchased at $50,000,486 on 11/6/2013 (m)	50,000,000	50,000,000
Total Repurchase Agreements (Cost $1,411,000,000)		1,411,000,000

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $3,134,196,948)†	91.0	3,134,196,948
Other Assets and Liabilities, Net	9.0	310,423,041
Net Assets	100.0	3,444,619,989

* Annualized yield at time of purchase; not a coupon rate.

** Floating rate securities' yields vary with a designated market index or market rate, such as the coupon-equivalent of the U.S. Treasury Bill rate. These securities are shown at their current rate as of October 31, 2013.

† The cost for federal income tax purposes was $3,134,196,948.

(a) Collateralized by $92,065,000 U.S. Treasury Notes, with the coupon rate from 2.13%, with maturity date of 8/31/2020 with a value of $93,840,087.

(b) Collateralized by:
Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
67,901,000	Federal Home Loan Mortgage Corp.	0.5-3.5	2/25/2014- 6/27/2028	67,428,468
11,910,000	Federal National Mortgage Association	1.25	1/30/2017	12,131,999
Total Collateral Value				79,560,467

(c) Collateralized by:
Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
33,589,895	Federal National Mortgage Association	3.0-4.0	7/1/2032- 11/1/2043	34,802,493
63,114,136	Government National Mortgage Association	3.5-4.5	2/15/2039- 10/20/2043	67,197,507
Total Collateral Value				102,000,000

(d) Collateralized by:
Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
11,060,769	Federal Home Loan Mortgage Corp.	1.274-19.497	12/15/2022-5/15/2043	10,300,879
180,187,340	Federal Home Loan Mortgage Corp. — Interest Only	Zero Coupon- 8.326	4/15/2027- 6/15/2042	29,130,145
12,535,733	Federal National Mortgage Association	2.533-19.734	12/25/2017-11/25/2042	10,739,188
125,309,067	Federal National Mortgage Association — Interest Only	4.5-6.58	8/25/2031- 8/25/2043	20,213,143
7,797	Federal National Mortgage Association — Principal Only	Zero Coupon	10/25/2019-11/25/2023	7,354
12,148,179	Government National Mortgage Association	0.71-22.321	12/20/2037-4/16/2047	4,351,130
198,246,002	Government National Mortgage Association — Interest Only	4.0-7.378	9/16/2034- 7/16/2043	27,941,566
Total Collateral Value				102,683,405

(e) Collateralized by $40,465,400 U.S. Treasury Notes, with the various coupon rates from 0.25-2.625%, with various maturity dates of 6/30/2014-8/31/2017 with a value of $41,820,102.

(f) Collateralized by $231,835,000 U.S. Treasury STRIPS, maturing on 2/15/2036 with a value of $102,000,449.

(g) Collateralized by $249,820,900 U.S. Treasury Notes, with the various coupon rates from 0.5-2.5%, with various maturity dates of 10/15/2014-3/31/2016 with a value of $256,020,263.

(h) Collateralized by:
Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
53,988,191	Government National Mortgage Association	5.0	9/20/2043	59,091,837
14,155,000	U.S. Treasury Bonds	2.875-4.25	11/15/2040-8/15/2043	14,297,481
23,355,700	U.S. Treasury Inflation-Indexed Notes	0.125-0.5	4/15/2015- 7/15/2022	25,052,215
16,357,000	U.S. Treasury Notes	0.25-4.875	11/30/2013-8/31/2019	16,427,256
3,940,000	U.S. Treasury STRIPS	Zero Coupon	11/15/2036-11/15/2041	1,415,416
Total Collateral Value				116,284,205

(i) Collateralized by:
Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
5,856,387	Federal Home Loan Mortgage Corp.	3.0-4.0	2/15/2033- 2/15/2041	5,969,688
651,943,937	Federal Home Loan Mortgage Corp. — Interest Only	2.5-6.0	9/15/2015- 4/15/2043	95,481,819
651,100	Federal National Mortgage Association	3.0	7/25/2033	549,417
Total Collateral Value				102,000,924

(j) Collateralized by $35,701,900 U.S. Treasury Bill, maturing on 1/2/2014 with a value of $35,700,008.

(k) Collateralized by:
Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
125,683,779	Federal Home Loan Mortgage Corp.	2.309-3.5	6/1/2032- 10/1/2043	129,339,237
22,375,923	Federal National Mortgage Association	3.421-4.0	2/1/2027- 3/1/2042	23,660,763
Total Collateral Value				153,000,000

(l) Collateralized by:
Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
20,316,072	Federal Home Loan Mortgage Corp.	11.552-38.496	9/15/2032- 5/15/2036	30,382,173
576,732,202	Federal Home Loan Mortgage Corp. — Interest Only	3.0-5.0	6/15/2027- 12/15/2042	81,400,355
22,346,807	Federal National Mortgage Association	6.0-38.879	10/25/2035-5/25/2043	36,384,588
430,822,876	Federal National Mortgage Association — Interest Only	2.5-4.5	11/25/2027-2/25/2033	55,832,884
Total Collateral Value				204,000,000

(m) Collateralized by:
Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
1,600	U.S. Treasury Bill	Zero Coupon	12/26/2013	1,600
12,813,300	U.S. Treasury Bond	2.75	11/15/2042	10,882,952
39,933,900	U.S. Treasury Notes	0.125-3.5	12/31/2013-2/15/2018	40,139,541
Total Collateral Value				51,024,093

Interest Only: Interest Only (IO) bonds represent the "interest only" portion of payments on a pool of underlying mortgages or mortgage-backed securities. IO securities are subject to prepayment risk of the pool of underlying mortgages.

Principal Only: Principal Only (PO) bonds represent the "principal only" portion of payments on a pool of underlying mortgages or mortgage-backed securities.

STRIPS: Separate Trading of Registered Interest and Principal Securities

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Securities held by the Fund are reflected as Level 2 because the securities are valued at amortized cost (which approximates fair value) and, accordingly, the inputs used to determine value are not quoted prices in an active market.

The following is a summary of the inputs used as of October 31, 2013 in valuing the Fund's investments. For information on the Fund's policy regarding the valuation of investments, please refer to the Security Valuation section of Note 1 in the accompanying Notes to Financial Statements.
Assets	Level 1	Level 2	Level 3	Total

Investments in Securities (n)	$—	$1,723,196,948	$—	$1,723,196,948
Repurchase Agreements	—	1,411,000,000	—	1,411,000,000
Total	$—	$3,134,196,948	$—	$3,134,196,948

There have been no transfers between fair value measurement levels during the period ended October 31, 2013.

(n) See Investment Portfolio for additional detailed categorizations.

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities
as of October 31, 2013 (Unaudited)
Assets	Government & Agency Securities Portfolio
Investments: Investments in securities, valued at amortized cost	$1,723,196,948
Repurchase agreements, valued at amortized cost	1,411,000,000
Investments in securities, at value (cost $3,134,196,948)	3,134,196,948
Cash	309,629,712
Receivable for Fund shares sold	82,624
Interest receivable	962,580
Due from Advisor	111
Other assets	65,884
Total assets	3,444,937,859
Liabilities
Payable for Fund shares redeemed	46,278
Distributions payable	37,051
Accrued Trustees' fees	32,232
Other accrued expenses and payables	202,309
Total liabilities	317,870
Net assets, at value	$3,444,619,989
Net Assets Consist of
Undistributed net investment income	201,501
Accumulated net realized gain (loss)	(436,981)
Paid-in capital	3,444,855,469
Net assets, at value	$3,444,619,989

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities as of October 31, 2013 (Unaudited) (continued)
Net Asset Value	Government & Agency Securities Portfolio
Capital Assets Funds Shares Net Asset Value, offering and redemption price per share ($16,754,447 ÷ 16,755,356 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00
Davidson Cash Equivalent Shares Net Asset Value, offering and redemption price per share ($15,937,321 ÷ 15,938,186 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00
Davidson Cash Equivalent Plus Shares Net Asset Value, offering and redemption price per share ($104,164,765 ÷ 104,170,419 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00
DWS Government & Agency Money Fund Net Asset Value, offering and redemption price per share ($111,969,730 ÷ 111,975,809 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00
DWS Government Cash Institutional Shares Net Asset Value, offering and redemption price per share ($2,933,255,034 ÷ 2,933,414,229 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00
Government Cash Managed Shares Net Asset Value, offering and redemption price per share ($209,590,275 ÷ 209,601,650 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00
Service Shares Net Asset Value, offering and redemption price per share ($52,948,417 ÷ 52,951,291 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00

The accompanying notes are an integral part of the financial statements.

Statement of Operations
for the six months ended October 31, 2013 (Unaudited)
Investment Income	Government & Agency Securities Portfolio
Income: Interest	$1,519,327
Expenses: Management fee	1,032,080
Administration fee	1,564,103
Services to shareholders	626,620
Distribution and service fees	902,819
Custodian fee	28,091
Professional fees	65,700
Reports to shareholders	68,581
Registration fees	61,006
Trustees' fees and expenses	58,519
Other	60,714
Total expenses before expense reductions	4,468,233
Expense reductions	(3,355,234)
Total expenses after expense reductions	1,112,999
Net investment income	406,328
Net realized gain (loss) from investments	(1,480)
Net increase (decrease) in net assets resulting from operations	$404,848

The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets
	Government & Agency Securities Portfolio
Increase (Decrease) in Net Assets	Six Months Ended October 31, 2013 (Unaudited)	Year Ended April 30, 2013
Operations: Net investment income	$406,328	$738,566
Net realized gain (loss)	(1,480)	11,278
Net increase in net assets resulting from operations	404,848	749,844
Distributions to shareholders from: Net investment income: Capital Assets Funds Shares	(4,402)	(17,994)
Davidson Cash Equivalent Shares	(919)	(2,284)
Davidson Cash Equivalent Plus Shares	(5,182)	(9,941)
DWS Government & Agency Money Fund	(5,437)	(12,034)
DWS Government Cash Institutional Shares	(375,422)	(662,372)
Government Cash Managed Shares	(11,875)	(24,703)
Service Shares	(3,095)	(9,225)
Total distributions	(406,332)	(738,553)
Fund share transactions: Proceeds from shares sold	11,148,609,939	17,983,371,115
Reinvestment of distributions	203,946	400,224
Cost of shares redeemed	(10,644,549,574)	(18,573,676,534)
Net increase (decrease) in net assets from Fund share transactions	504,264,311	(589,905,195)
Increase (decrease) in net assets	504,262,827	(589,893,904)
Net assets at beginning of period	2,940,357,162	3,530,251,066
Net assets at end of period (including undistributed net investment income of $201,501 and $201,505, respectively)	$3,444,619,989	$2,940,357,162

The accompanying notes are an integral part of the financial statements.

Financial Highlights
Government & Agency Securities Portfolio Capital Assets Funds Shares
Six Months Ended 10/31/13 (Unaudited)			Years Ended April 30,
			2013		2012		2011		2010		2009
Selected Per Share Data
Net asset value, beginning of period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00
Income (loss) from investment operations: Net investment income	.000	***	.000	***	.000	***	.000	***	.000	***	.007
Net realized gain (loss)	(.000	)***	.000	***	.000	***	(.000	)***	.000	***	.000	***
Total from investment operations	.000	***	.000	***	.000	***	.000	***	.000	***	.007
Less distributions from: Net investment income	(.000	)***	(.000	)***	(.000	)***	(.000	)***	(.000	)***	(.007)
Net realized gain	—		—		—		—		(.000	)***	—
Total distributions	(.000	)***	(.000	)***	(.000	)***	(.000	)***	(.000	)***	(.007)
Net asset value, end of period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00
Total Return (%)a	.01	**	.01		.01		.01		.02		.75
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	17		138		237		284		304		280
Ratio of expenses before expense reductions (%)	1.02	*	1.02		1.01		1.01		1.03		1.03
Ratio of expenses after expense reductions (%)	.09	*	.17		.11		.22		.30		.92
Ratio of net investment income (%)	.01	*	.01		.01		.01		.01		.60	b
a Total return would have been lower had certain expenses not been reduced.
b Due to the timing of the subscriptions and redemptions, the amount shown does not correspond to the total return during the period.
* Annualized
** Not annualized
*** Amount is less than $.0005.

Portfolio Summary (Unaudited)

Investment Portfolio as of October 31, 2013 (Unaudited)

Tax-Exempt Portfolio
	Principal Amount ($)	Value ($)

Municipal Bonds and Notes 99.8%
Alabama 0.5%
Tuscaloosa County, AL, Industrial Development Authority, Gulf Opportunity Zone, Hunt Refining Project, Series C, 0.1%*, 12/1/2027, LOC: Bank of Nova Scotia	10,000,000	10,000,000
Alaska 2.6%
Anchorage, AK:
0.15%, 3/6/2014	25,000,000	25,000,000
0.18%, 2/27/2014	25,000,000	25,000,000
		50,000,000
Arizona 0.5%
Arizona, Salt River Pima-Maricopa, Indian Community, 0.09%*, 10/1/2026	9,780,000	9,780,000
California 14.0%
California, Bay Area Toll Authority, Toll Bridge Revenue, San Francisco Bay Area, Series D-2, 0.06%*, 4/1/2047, LOC: JPMorgan Chase Bank NA	15,550,000	15,550,000
California, BB&T Municipal Trust, Series 2023, 144A, 0.1%*, 1/1/2024, INS: NATL, LIQ: Branch Banking & Trust, LOC: Branch Banking & Trust	26,885,000	26,885,000
California, Nuveen Dividend Advantage Municipal Fund, Series 1-1362, 144A, AMT, 0.26%*, 6/1/2041, LIQ: Morgan Stanley Bank	5,000,000	5,000,000
California, Nuveen Dividend Advantage Municipal Fund 2, 144A, AMT, 0.18%*, 8/3/2043, LIQ: Royal Bank of Canada	15,000,000	15,000,000
California, Nuveen Dividend Advantage Municipal Fund 3, Series 1-1600, 144A, AMT, 0.17%*, 9/1/2043, LIQ: Barclays Bank PLC	13,800,000	13,800,000
California, State Department of Water Resources, Supply Revenue, Series M, 5.0%, 5/1/2014	7,500,000	7,678,380
California, State General Obligation:
0.12%, 11/19/2013	22,750,000	22,750,000
Prerefunded 4/1/2014 @ 100, 5.0%, 4/1/2031, INS: AMBAC	10,325,000	10,529,373
Prerefunded 4/1/2014 @ 100, 5.25%, 4/1/2034	6,035,000	6,160,693
California, State Revenue Notes:
Series A-1, 2.0%, 5/28/2014	24,500,000	24,749,503
Series A-2, 2.0%, 6/23/2014	33,000,000	33,373,694
California, Wells Fargo Stage Trust, Series 74C, 144A, 0.09%*, Mandatory Put 11/14/2013 @ 100, 11/15/2040, GTY: Wells Fargo Bank NA, LIQ: Wells Fargo Bank NA	5,810,000	5,810,000
Los Angeles County, CA, 0.12%, 12/18/2013	10,000,000	10,000,000
San Bernardino County, CA, Tax And Revenue Anticipation Notes, Series A, 2.0%, 6/30/2014	40,000,000	40,479,616
San Francisco City & County, CA, Airports Commission, Series 36A, 0.09%*, 5/1/2026, LOC: U.S. Bank NA	19,270,000	19,270,000
San Jose, CA, Redevelopment Agency, 0.18%, 12/10/2013	10,400,000	10,400,000
		267,436,259
Delaware 0.2%
Delaware, State Economic Development Authority Revenue, YMCA Delaware Project, 0.08%*, 5/1/2036, LOC: PNC Bank NA	4,785,000	4,785,000
District of Columbia 0.9%
District of Columbia, Metropolitan Washington Airport Authority Systems Revenue, Series C-1, 144A, AMT, 0.07%*, 10/1/2033, LOC: Barclays Bank PLC	2,935,000	2,935,000
District of Columbia, Wells Fargo Stage Trust, Series 57C, 144A, AMT, 0.25%*, Mandatory Put 12/26/2013 @ 100, 10/1/2032, GTY: Wells Fargo Bank NA, LIQ: Wells Fargo Bank NA	13,965,000	13,965,000
		16,900,000
Florida 5.1%
Florida, Capital Trust Agency Housing Revenue, Atlantic Housing Foundation, Series A, 0.08%*, 7/15/2024, LIQ: Fannie Mae	19,000,000	19,000,000
Florida, North Broward Hospital District, Series A, 0.07%*, 1/15/2031, LOC: TD Bank NA	15,155,000	15,155,000
Hillsborough County, FL:
0.09%, 12/5/2013	22,139,000	22,139,000
0.11%, 2/6/2014	22,000,000	22,000,000
Lee County, FL, Industrial Development Authority, Improvement Hope Hospice Project, 0.11%*, 10/1/2027, LOC: Northern Trust Co.	18,900,000	18,900,000
		97,194,000
Georgia 0.3%
Burke County, GA, Development Authority Revenue, Georgia Power Co. Plant, 144A, 0.09%*, 5/1/2022	5,555,000	5,555,000
Hawaii 0.5%
Hawaii, Wells Fargo State Trust, Series 6C, 144A, 0.09%*, Mandatory Put 11/14/2013 @ 100, 7/1/2040, GTY: Wells Fargo Bank NA, LIQ: Wells Fargo Bank NA	8,820,000	8,820,000
Idaho 3.9%
Idaho, State Tax Anticipation Notes, 2.0%, 6/30/2014	73,000,000	73,870,467
Illinois 5.4%
Illinois, Educational Facilities Authority Revenue:
0.11%, 11/6/2013	30,000,000	30,000,000
0.13%, 2/6/2014	25,000,000	25,000,000
Illinois, Educational Facilities Authority Revenue, University of Chicago, Series B-3, 0.23%*, Mandatory Put 3/13/2014 @ 100, 7/1/2036	10,000,000	10,000,000
Illinois, Finance Authority Revenue, 0.12%, 1/16/2014	25,040,000	25,040,000
Illinois, State Development Finance Authority, Chicago Symphony Orchestra Project, 0.08%*, 12/1/2033, LOC: PNC Bank NA	12,500,000	12,500,000
		102,540,000
Indiana 0.8%
Indiana, IPS Multi-School Building Corp., Series R-885WF, 144A, 0.15%*, 1/15/2025, INS: AGMC, GTY: Wells Fargo & Co., LIQ: Wells Fargo & Co.	2,100,000	2,100,000
Indiana, State Finance Authority, Hospital Revenue, Indiana University Health, Series D, 0.08%*, 3/1/2033, LOC: Northern Trust Co.	6,115,000	6,115,000
Indiana, Wells Fargo State Trust, Series 100C, 144A, 0.09%*, 8/1/2021, GTY: Wells Fargo Bank NA, LIQ: Wells Fargo Bank NA	7,495,000	7,495,000
		15,710,000
Iowa 0.4%
Iowa, State Finance Authority, Wellness Facilities Revenue, Community Marshalltown Project, 0.11%*, 1/1/2031, LOC: Northern Trust Co.	7,015,000	7,015,000
Kansas 2.0%
Kansas, State Development Finance Authority, Multi-Family Revenue, Oak Ridge Park II Project, Series X, AMT, 0.15%*, 12/1/2036, LOC: U.S. Bank NA	3,650,000	3,650,000
Olathe, KS, Health Facilities Revenue, Olathe Medical Center, Inc., 144A, 0.09%*, 9/1/2032, LOC: Bank of America NA	21,820,000	21,820,000
Olathe, KS, Temporary Notes, Series A, 2.0%, 7/1/2014	11,655,000	11,793,890
		37,263,890
Kentucky 3.5%
Kentucky, State Economic Development Finance Authority, Catholic Health Initiatives:
Series B, 0.18%**, 2/1/2046	10,680,000	10,680,000
Series B-2, 0.18%**, 2/1/2046	12,000,000	12,000,000
Series B-3, 0.18%**, 2/1/2046	12,415,000	12,415,000
Louisville & Jefferson County, KY, Regional Airport Authority, UPS Worldwide Forwarding, Series A, AMT, 0.1%*, 1/1/2029	31,400,000	31,400,000
		66,495,000
Maine 0.2%
Maine, State Housing Authority, Mortgage Revenue, Series B, AMT, 0.08%*, 11/15/2036, SPA: State Street Bank & Trust Co.	4,600,000	4,600,000
Maryland 2.9%
Maryland, State Health & Higher Educational Facilities Authority Revenue, Pooled Loan Program, Series D, 144A, 0.13%*, 1/1/2029, LOC: Bank of America NA	10,675,000	10,675,000
Montgomery County, MD:
0.11%, 11/25/2013	27,000,000	27,000,000
0.12%, 11/18/2013	17,000,000	17,000,000
		54,675,000
Massachusetts 0.9%
Massachusetts, JPMorgan Chase Putters/Drivers Trust, Various States, Series 4320, 144A, 0.09%*, 5/31/2016, LIQ: JPMorgan Chase Bank NA	17,600,000	17,600,000
Michigan 5.4%
Michigan, RBC Municipal Products, Inc. Trust:
Series L-27, 144A, AMT, 0.12%*, 3/1/2031, LIQ: Royal Bank of Canada, LOC: Royal Bank of Canada	40,000,000	40,000,000
Series L-25, 144A, AMT, 0.12%*, 9/1/2033, LIQ: Royal Bank of Canada, LOC: Royal Bank of Canada	30,245,000	30,245,000
Michigan, State Hospital Finance Authority Revenue, Ascension Health Senior Credit Group:
Series F-6, 0.14%**, 11/15/2047	8,650,000	8,650,000
Series F-8, 0.14%**, 11/15/2047	7,100,000	7,100,000
Michigan, State Hospital Finance Authority, Ascension Health Senior Credit Group, Series F-7, 0.14%**, 11/15/2047	7,385,000	7,385,000
Michigan, State Strategic Fund Ltd., Obligation Revenue, Consumers Energy Co., 0.08%*, 4/15/2018, LOC: JPMorgan Chase Bank NA	10,000,000	10,000,000
		103,380,000
Minnesota 1.3%
Cohasset, MN, State Power & Light Co. Project, Series A, 0.13%*, 6/1/2020, LOC: JPMorgan Chase Bank NA	24,630,000	24,630,000
Mississippi 2.3%
Jackson County, MS, Water Systems, 0.15%*, 11/1/2024	3,000,000	3,000,000
Mississippi, Redstone Partners Floaters/Residuals Trust, Series C, 144A, AMT, 0.24%*, 12/1/2047, LOC: Mizuho Corporate Bank	9,185,000	9,185,000
Mississippi, State Business Finance Commission, Gulf Opportunity Zone, Chevron U.S.A., Inc., Series E, 0.07%*, 12/1/2030, GTY: Chevron Corp.	32,050,000	32,050,000
		44,235,000
Missouri 2.2%
Missouri, University of Curators, 0.11%, 11/5/2013	25,000,000	25,000,000
North Kansas City, MO, Hospital Revenue, 0.09%*, 11/1/2033, LOC: Bank of America NA	17,900,000	17,900,000
		42,900,000
New Jersey 0.4%
New Jersey, State Economic Development Authority, Cigarette Tax, Prerefunded 6/15/2014 @ 100, 5.75%, 6/15/2029	8,000,000	8,277,450
New Mexico 0.5%
New Mexico, Eclipse Funding Trust, Solar Eclipse, Finance Authority Revenue, Series 2006-0034, 144A, 0.08%*, 12/15/2013, LIQ: U.S. Bank NA, LOC: U.S. Bank NA	10,160,000	10,160,000
New York 7.0%
BlackRock New York Municipal Income Quality Trust, Series W-7-40, 144A, AMT, 0.18%*, 10/1/2041, LIQ: Barclays Bank PLC	5,000,000	5,000,000
BlackRock New York Municipal Intermediate Duration Fund, Inc., Series W-7-296, 144A, AMT, 0.18%*, 10/1/2041, LIQ: Barclays Bank PLC	13,500,000	13,500,000
Monroe County, NY, Industrial Development Corp. Revenue, St. Ann's Nursing Home, 0.1%*, 12/1/2040, LOC: HSBC Bank U.S.A. NA	4,200,000	4,200,000
New York, Metropolitan Transportation Authority, Dedicated Tax Fund, Series A-1, 0.08%*, 11/1/2031, LOC: Morgan Stanley Bank	29,205,000	29,205,000
New York, State Energy Research & Development Authority Facilties Revenue, Consolidated Edison Co., Inc. Project, Series A-3, AMT, 0.08%*, 6/1/2036, LOC: Scotiabank	2,350,000	2,350,000
New York, State Power Authority, 0.15%*, Mandatory Put 3/13/2014 @ 100, 3/1/2020, LIQ: Bank of Nova Scotia	15,000,000	15,000,000
New York, Wells Fargo Stage Trust, Series 4C, 144A, 0.19%*, Mandatory Put 12/19/2013 @ 100, 9/1/2040, LIQ: Wells Fargo Bank NA	16,985,000	16,985,000
New York City, NY, Health & Hospital Corp., Health Systems, Series D, 144A, 0.09%*, 2/15/2026, LOC: JPMorgan Chase Bank NA	2,630,000	2,630,000
New York City, NY, Housing Development Corp., Multi-Family Mortgage Revenue, Series C, 0.2%, Mandatory Put 6/27/2014 @ 100, 11/1/2045	5,850,000	5,850,000
New York City, NY, Transitional Finance Authority Revenue, Future Tax Secured, Series A-1, 144A, 0.07%*, 11/15/2028, SPA: TD Bank NA	9,290,000	9,290,000
New York, NY, General Obligation:
Series E, 0.08%*, 8/1/2034, LOC: Bank of America NA	14,195,000	14,195,000
Series B2, 0.1%*, 8/15/2023, SPA: Landesbank Hessen-Thuringen	2,900,000	2,900,000
Suffolk County, NY, Industrial Development Agency, St. Anthony's High School, The St. Francis Monastery, 0.06%*, 12/1/2036, LOC: Sovereign Bank NA	12,370,000	12,370,000
		133,475,000
North Carolina 1.3%
North Carolina, BB&T Municipal Trust:
Series 1008, 144A, 0.18%*, 3/1/2024, LIQ: Branch Banking & Trust, LOC: Branch Banking & Trust	5,515,000	5,515,000
Series 1009, 144A, 0.18%*, 6/1/2024, LIQ: Branch Banking & Trust, LOC: Branch Banking & Trust	15,375,000	15,375,000
North Carolina, State Capital Educational Facilities Finance Agency Revenue, High Point University Project, 0.09%*, 12/1/2028, LOC: Branch Banking & Trust	3,830,000	3,830,000
		24,720,000
Ohio 3.6%
Franklin County, OH, Healthcare Facilities Revenue, State Presbyterian Services, Series A, 0.07%*, 7/1/2036, LOC: PNC Bank NA	18,250,000	18,250,000
Ohio, Nuveen Quality Income Municipal Fund, Series 1-1480, 144A, AMT, 0.17%*, 9/1/2043, LIQ: Royal Bank of Canada	15,000,000	15,000,000
Ohio, Puttable Floating Option Tax-Exempt Receipts, Series 808, 144A, AMT, 0.33%*, 12/1/2041, GTY: Bank of America NA, INS: AMBAC	30,000,000	30,000,000
Ohio, State Air Quality Development Authority, State Valley Electric Corp., Series A, 0.07%*, 2/1/2026, LOC: Bank of Nova Scotia	4,650,000	4,650,000
		67,900,000
Other Territories 6.6%
BB&T Municipal Trust, Series 5000, 144A, 0.18%*, 10/1/2028, LIQ: Rabobank Nederland, LOC: Rabobank International	6,470,000	6,470,000
BlackRock Muni Holdings Investment Quality Fund, Series W-7-2746, 144A, AMT, 0.29%*, 7/1/2041, LIQ: Bank of America NA	28,100,000	28,100,000
BlackRock Municipal Bond Investment Trust, Series W-7-178, 144A, AMT, 0.18%*, 10/1/2041, LIQ: Barclays Bank PLC	9,300,000	9,300,000
Eagle Tax- Exempt Trust, 144A, AMT, 0.13%*, 4/15/2049, LIQ: Federal Home Loan Bank	14,260,000	14,260,000
Federal Home Loan Mortgage Corp., MultiFamily Variable Rate Certificates, "A", Series MO27, 0.09%*, 10/15/2029	16,300,000	16,300,000
Nuveen Premier Income Municipal Fund 2, Inc., Series 1-4895, 144A, AMT, 0.18%*, 5/1/2041, LIQ: Barclays Bank PLC	52,000,000	52,000,000
		126,430,000
Pennsylvania 2.6%
Pennsylvania, State Economic Development Financing Authority, IESI PA Corp., 0.12%*, 11/1/2028, GTY: IESI Corp., LOC: Bank of America NA	34,000,000	34,000,000
Pittsburgh, PA, Water & Sewer Authority Systems Revenue, Series B2, 0.07%*, 9/1/2039, LOC: PNC Bank NA	14,700,000	14,700,000
		48,700,000
Puerto Rico 7.5%
Puerto Rico, JPMorgan Chase Putters/Drivers Trust Various States, Series 4362, 144A, AMT, 0.23%**, 11/15/2013, LIQ: JPMorgan Chase Bank NA	20,000,000	20,000,000
Puerto Rico, RBC Municipal Products, Inc. Trust, Series E-46, 144A, 0.18%**, Mandatory Put 12/2/2013 @ 100, 9/1/2015, LIQ: Royal Bank of Canada, LOC: Royal Bank of Canada	40,000,000	40,000,000
Puerto Rico, RIB Floater Trust:
Series 18WE, 144A, 0.13%*, 12/1/2013, LOC: Barclays Bank PLC	15,000,000	15,000,000
Series 8WE, 144A, 0.13%*, 9/30/2014, LOC: Barclays Bank PLC	68,900,000	68,900,000
		143,900,000
Tennessee 4.9%
Johnson City, TN, Health & Educational Facilities Board, Hospital Revenue, Mountain States Health Alliance, Series A, 0.07%*, 8/15/2043, LOC: U.S. Bank NA	4,075,000	4,075,000
Metropolitan Government Nashville & Davidson County, TN, Health & Educational Facilities Board, Vanderbilt University, 0.17%, 4/3/2014	12,000,000	12,000,000
Tennessee, Tennergy Corp., Gas Revenue, Stars Certificates, Series 2006-001, 144A, 0.13%*, 5/1/2016, LOC: BNP Paribas	77,900,000	77,900,000
		93,975,000
Texas 6.2%
Houston, TX, 0.12%, 12/10/2013	1,500,000	1,500,000
Lamar, TX, Consolidated Independent School District, Series R-12266, 144A, 0.11%*, 8/1/2015, SPA: Citibank NA	20,485,000	20,485,000
North Texas, Tollway Authority Revenue, 0.12%, 12/9/2013	16,000,000	16,000,000
Texas, Dallas Performing Arts Cultural Facilities Corp., Dallas Arts Center Foundation Project, Series A, 0.15%, 9/1/2041, LOC: Bank of America NA	9,170,000	9,170,000
Texas, Lower Neches Valley Authority, Pollution Control Revenue, Chevron U.S.A., Inc. Project, 0.14%*, 2/15/2017	11,660,000	11,660,000
Texas, State Transportation Revenue, 2.0%, 8/28/2014	35,000,000	35,516,518
University of Texas, System Revenue, 0.11%, 12/4/2013	23,268,000	23,268,000
		117,599,518
Virginia 0.9%
Virginia, Nuveen Premium Income Municipal Fund, 144A, AMT, 0.18%*, 8/3/2043, LIQ: Toronto-Dominion Bank	15,000,000	15,000,000
Virginia, State Public School Authority, School Financing 1997, Series A, 5.0%, 8/1/2014	1,900,000	1,968,302
		16,968,302
Washington 1.5%
Washington, State Economic Development Finance Authority, Solid Waste Disposal Revenue, Waste Management, Inc. Project, Series D, AMT, 0.11%*, 7/1/2030, LOC: JPMorgan Chase Bank NA	20,000,000	20,000,000
Washington, State Higher Education Facilities Authority Revenue, Seattle University Project, Series A, 0.08%*, 5/1/2028, LOC: U.S. Bank NA	7,780,000	7,780,000
		27,780,000
Wisconsin 1.0%
Wisconsin, State Health & Educational Facilities Authority Revenue, Ascension Health Alliance Senor Credit Group, Series B, 0.14%**, 11/15/2043	19,535,000	19,535,000

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $1,904,804,886)†	99.8	1,904,804,886
Other Assets and Liabilities, Net	0.2	4,482,507
Net Assets	100.0	1,909,287,393

* Variable rate demand notes and variable rate demand preferred shares are securities whose interest rates are reset periodically at market levels. These securities are payable on demand and are shown at their current rates as of October 31, 2013.

** Floating rate securities' yields vary with a designated market index or market rate, such as the coupon-equivalent of the U.S. Treasury Bill rate. These securities are shown at their current rate as of October 31, 2013.

† The cost for federal income tax purposes was $1,904,804,886.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

AGMC: Assured Guaranty Municipal Corp.

AMBAC: Ambac Financial Group, Inc.

AMT: Subject to alternative minimum tax.

GTY: Guaranty Agreement

INS: Insured

LIQ: Liquidity Facility

LOC: Letter of Credit

NATL: National Public Finance Guarantee Corp.

Prerefunded: Bonds which are prerefunded are collateralized usually by U.S. Treasury securities which are held in escrow and used to pay principal and interest on tax-exempt issues and to retire the bonds in full at the earliest refunding date.

SPA: Standby Bond Purchase Agreement

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Securities held by the Fund are reflected as Level 2 because the securities are valued at amortized cost (which approximates fair value) and, accordingly, the inputs used to determine value are not quoted prices in an active market.

The following is a summary of the inputs used as of October 31, 2013 in valuing the Fund's investments. For information on the Fund's policy regarding the valuation of investments, please refer to the Security Valuation section of Note 1 in the accompanying Notes to Financial Statements.
Assets	Level 1	Level 2	Level 3	Total

Municipal Investments (a)	$—	$1,904,804,886	$—	$1,904,804,886
Total	$—	$1,904,804,886	$—	$1,904,804,886

There have been no transfers between fair value measurement levels during the period ended October 31, 2013.

(a) See Investment Portfolio for additional detailed categorizations.

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities
as of October 31, 2013 (Unaudited)
Assets	Tax-Exempt Portfolio
Investments: Investments in securities, valued at amortized cost	$1,904,804,886
Receivable for investments sold	5,710,000
Receivable for Fund shares sold	3,942,699
Interest receivable	1,955,195
Due from Advisor	5,246
Other assets	91,252
Total assets	1,916,509,278
Liabilities
Cash overdraft	6,454,420
Payable for Fund shares redeemed	434,940
Distributions payable	6,183
Accrued management fee	15,814
Accrued Trustees' fees	19,760
Other accrued expenses and payables	290,768
Total liabilities	7,221,885
Net assets, at value	$1,909,287,393
Net Assets Consist of
Undistributed net investment income	213,517
Accumulated net realized gain (loss)	177,152
Paid-in capital	1,908,896,724
Net assets, at value	$1,909,287,393

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities as of October 31, 2013 (Unaudited) (continued)
Net Asset Value	Tax-Exempt Portfolio
Capital Assets Funds Shares Net Asset Value, offering and redemption price per share ($5,930,493 ÷ 5,928,553 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00
Davidson Cash Equivalent Shares Net Asset Value, offering and redemption price per share ($69,776,100 ÷ 69,753,283 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00
DWS Tax-Exempt Cash Institutional Shares Net Asset Value, offering and redemption price per share ($955,840,571 ÷ 955,528,006 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00
DWS Tax-Exempt Money Fund Net Asset Value, offering and redemption price per share ($262,720,231 ÷ 262,634,779 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00
DWS Tax-Free Money Fund Class S Net Asset Value, offering and redemption price per share ($100,092,607 ÷ 100,059,790 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00
Service Shares Net Asset Value, offering and redemption price per share ($54,731,946 ÷ 54,714,049 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00
Tax-Exempt Cash Managed Shares Net Asset Value, offering and redemption price per share ($121,596,420 ÷ 121,556,657 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00
Tax-Free Investment Class Net Asset Value, offering and redemption price per share ($338,599,025 ÷ 338,488,303 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00

The accompanying notes are an integral part of the financial statements.

Statement of Operations
for the six months ended October 31, 2013 (Unaudited)
Investment Income	Tax-Exempt Portfolio
Income: Interest	$1,452,073
Expenses: Management fee	639,783
Administration fee	970,444
Services to shareholders	560,912
Distribution and service fees	1,037,385
Custodian fee	13,741
Professional fees	61,769
Reports to shareholders	77,359
Registration fees	72,404
Trustees' fees and expenses	37,111
Other	51,304
Total expenses before expense reductions	3,522,212
Expense reductions	(2,169,613)
Total expenses after expense reductions	1,352,599
Net investment income	99,474
Net realized gain (loss) from investments	177,152
Net increase (decrease) in net assets resulting from operations	$276,626

The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets
	Tax-Exempt Portfolio
Increase (Decrease) in Net Assets	Six Months Ended October 31, 2013 (Unaudited)	Year Ended April 30, 2013
Operations: Net investment income	$99,474	$312,710
Net realized gain (loss)	177,152	119,059
Net increase in net assets resulting from operations	276,626	431,769
Distributions to shareholders from: Net investment income: Capital Assets Funds Shares	(431)	(2,578)
Davidson Cash Equivalent Shares	(3,856)	(16,635)
DWS Tax-Exempt Cash Institutional Shares	(51,041)	(347,411)
DWS Tax-Exempt Money Fund	(12,294)	(63,056)
DWS Tax-Free Money Fund Class S	(4,942)	(22,814)
Service Shares	(2,568)	(12,350)
Tax-Exempt Cash Managed Shares	(6,199)	(36,504)
Tax-Free Investment Class	(17,277)	(80,485)
Net realized gain: Capital Assets Funds Shares	—	(686)
Davidson Cash Equivalent Shares	—	(4,358)
DWS Tax-Exempt Cash Institutional Shares	—	(58,793)
DWS Tax-Exempt Money Fund	—	(15,872)
DWS Tax-Free Money Fund Class S	—	(5,799)
Service Shares	—	(2,541)
Tax-Exempt Cash Managed Shares	—	(9,837)
Tax-Free Investment Class	—	(21,062)
Total distributions	(98,608)	(700,781)
Fund share transactions: Proceeds from shares sold	1,956,055,048	3,574,503,665
Reinvestment of distributions	63,363	409,744
Cost of shares redeemed	(1,911,311,210)	(3,871,064,788)
Net increase (decrease) in net assets from Fund share transactions	44,807,201	(296,151,379)
Increase (decrease) in net assets	44,985,219	(296,420,391)
Net assets at beginning of period	1,864,302,174	2,160,722,565
Net assets at end of period (including undistributed net investment income of $213,517 and $212,651, respectively)	$1,909,287,393	$1,864,302,174

The accompanying notes are an integral part of the financial statements.

Financial Highlights
Tax-Exempt Portfolio Capital Assets Funds Shares
Six Months Ended 10/31/13 (Unaudited)			Years Ended April 30,
			2013		2012		2011		2010		2009
Selected Per Share Data
Net asset value, beginning of period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00
Income (loss) from investment operations: Net investment income	.000	***	.000	***	.000	***	.000	***	.000	***	.008
Net realized gain (loss)	.000	***	.000	***	.000	***	.000	***	.000	***	.000 ***
Total from investment operations	.000	***	.000	***	.000	***	.000	***	.000	***	.008
Less distributions from: Net investment income	(.000	)***	(.000	)***	(.000	)***	(.000	)***	(.000	)***	(.008)
Net realized gain	—		(.000	)***	—		—		(.000	)***	—
Total distributions	(.000	)***	(.000	)***	(.000	)***	(.000	)***	(.000	)***	(.008)
Net asset value, end of period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00
Total Return (%)a	.01	**	.03		.02		.01		.01		.83
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	6		10		12		11		18		26
Ratio of expenses before expense reductions (%)	1.03	*	1.03		1.02		1.02		1.03		1.03
Ratio of expenses after expense reductions (%)	.14	*	.20		.22		.35		.46		.96
Ratio of net investment income (%)	.01	*	.01		.01		.01		.01		.82
a Total return would have been lower had certain expenses not been reduced. * Annualized ** Not annualized *** Amount is less than $.0005.

Notes to Financial Statements (Unaudited)

A. Organization and Significant Accounting Policies

Cash Account Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end investment management company organized as a Massachusetts business trust.

The Trust offers three funds: Money Market Portfolio, Government & Agency Securities Portfolio and Tax-Exempt Portfolio (each a "Fund" and together, the "Funds").

Government & Agency Securities Portfolio offers seven classes of shares: Capital Assets Funds Shares, Davidson Cash Equivalent Shares, Davidson Cash Equivalent Plus Shares, DWS Government & Agency Money Fund, DWS Government Cash Institutional Shares, Government Cash Managed Shares and Service Shares.

Tax-Exempt Portfolio offers eight classes of shares: Capital Assets Funds Shares, Davidson Cash Equivalent Shares, DWS Tax-Exempt Cash Institutional Shares, DWS Tax-Exempt Money Fund, DWS Tax-Free Money Fund Class S, Service Shares, Tax-Exempt Cash Managed Shares and Tax-Free Investment Class.

The financial highlights for all classes of shares, other than Capital Assets Funds Shares, are provided separately and are available upon request.

Each Fund's investment income, realized gains and losses, and certain Fund-level expenses and expense reductions, if any, are borne pro rata on the basis of relative net assets by the holders of all classes of shares of that Fund, except that each class bears certain expenses unique to that class such as distribution and service fees, services to shareholders and certain other class-specific expenses. Differences in class-level expenses may result in payment of different per share dividends by class. All shares of the Trust have equal rights with respect to voting subject to class-specific arrangements.

Each Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates. Actual results could differ from those estimates. The policies described below are followed consistently by the Funds in the preparation of their financial statements.

Security Valuation. Various inputs are used in determining the value of each Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including each Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Funds value all securities utilizing the amortized cost method permitted in accordance with Rule 2a-7 under the 1940 Act and certain conditions therein. Under this method, which does not take into account unrealized capital gains or losses on securities, an instrument is initially valued at its cost and thereafter assumes a constant accretion/amortization rate to maturity of any discount or premium. Securities held by the Fund are reflected as Level 2 because the securities are valued at amortized cost (which approximates fair value) and, accordingly, the inputs used to determine value are not quoted prices in an active market.

Disclosure about the classification of fair value measurements is included in a table following each Fund's Investment Portfolio.

Repurchase Agreements. Each Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, with certain banks and broker/dealers whereby each Fund, through its custodian or a sub-custodian bank, receives delivery of the underlying securities, the amount of which at the time of purchase and each subsequent business day is required to be maintained at such a level that the market value is equal to at least the principal amount of the repurchase price plus accrued interest. The custodial bank or another designated subcustodian holds the collateral in a separate account until the agreement matures. If the value of the securities falls below the principal amount of the repurchase agreement plus accrued interest, the financial institution deposits additional collateral by the following business day. If the financial institution either fails to deposit the required additional collateral or fails to repurchase the securities as agreed, the Funds have the right to sell the securities and recover any resulting loss from the financial institution. If the financial institution enters into bankruptcy, the Funds' claims on the collateral may be subject to legal proceedings.

As of October 31, 2013, the Fund had investments in repurchase agreements with a gross value of $1,411,000,000 for Government & Agency Securities Portfolio. The value of the related collateral exceeded the value of the repurchase agreements at period end. The detail of the related collateral is included in the footnotes following the Fund's Investment Portfolio.

Federal Income Taxes. Each of the Funds' policies is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies and to distribute all of its taxable and tax-exempt income to its shareholders.

Under the Regulated Investment Company Modernization Act of 2010, net capital losses incurred post-enactment may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses. Previously, net capital losses were carried forward for eight years and treated as short-term losses. As a transition rule, the Act requires that post-enactment net capital losses be used before pre-enactment net capital losses.

At April 30, 2013, DWS Government & Agency Securities Portfolio had a net tax basis capital loss carryforward of approximately $436,000 of pre-enactment losses, which may be applied against any realized net taxable capital gains of each succeeding year until fully utilized or until April 30, 2019 (the expiration date), whichever occurs first.

The Funds have reviewed the tax positions for the open tax years as of April 30, 2013 and have determined that no provision for income tax is required in the Funds' financial statements. The Funds' federal tax returns for the prior three fiscal years remain open subject to examination by the Internal Revenue Service.

Distribution of Income. Net investment income of each Fund is declared as a daily dividend and is distributed to shareholders monthly. Each Fund may take into account capital gains and losses in its daily dividend declarations. Each Fund may also make additional distributions for tax purposes if necessary.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Temporary book and tax basis differences will reverse in a subsequent period. There were no significant book-to-tax differences for the Funds.

The tax character of current year distributions will be determined at the end of the current fiscal year.

Expenses. Expenses of the Trust arising in connection with a specific Fund are allocated to that Fund. Other Trust expenses which cannot be directly attributed to a Fund are apportioned pro rata on the basis of relative net assets among the Funds in the Trust based upon the relative net assets or other appropriate measures.

Contingencies. In the normal course of business, the Funds may enter into contracts with service providers that contain general indemnification clauses. The Funds' maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet been made. However, based on experience, the Funds expect the risk of loss to be remote.

Other. Investment transactions are accounted for on trade date. Interest income is recorded on the accrual basis. Realized gains and losses from investment transactions are recorded on an identified cost basis and may include proceeds from litigation. All discounts and premiums are accreted/amortized for both tax and financial reporting purposes.

B. Related Parties

Management Agreement for Government & Agency Securities Portfolio and Tax-Exempt Portfolio. Under an Amended and Restated Investment Management Agreement with the Advisor, the Advisor directs the investments of Government & Agency Securities Portfolio and Tax-Exempt Portfolio in accordance with their respective investment objectives, policies and restrictions. The Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by each Fund.

The Government & Agency Securities Portfolio and Tax-Exempt Portfolio pay a monthly management fee based on the combined average daily net assets of the three Funds of the Trust and allocated to Government & Agency Securities Portfolio and Tax-Exempt Portfolio, respectively, based on their relative net assets, computed and accrued daily and payable monthly, at the following annual rates:
First $500 million of the Funds' combined average daily net assets	.120%
Next $500 million of such net assets	.100%
Next $1 billion of such net assets	.075%
Next $1 billion of such net assets	.060%
Over $3 billion of such net assets	.050%

The Advisor has agreed to contractually reduce its management fee for the Government & Agency Securities Portfolio such that the annual effective rate is limited to 0.05% of the Government & Agency Securities Portfolio's average daily net assets.

For the period from May 1, 2013 through October 31, 2013, the Advisor has agreed to voluntarily waive its fees and/or reimburse certain operating expenses of the Capital Assets Funds Shares of the Tax-Exempt Portfolio to the extent necessary to maintain the operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest) at 1.03%.

In addition, the Advisor and Penson Financial Services, Inc., the sole sub-distributor, have agreed to voluntarily waive additional expenses. These voluntary waivers may be changed or terminated at any time without notice. Under these arrangements, the Advisor waived certain expenses on Capital Assets Funds Shares of Government & Agency Securities Portfolio and Tax-Exempt Portfolio.

Accordingly, for the six months ended October 31, 2013, the Advisor earned a management fee on the Government & Agency Securities Portfolio aggregating $1,032,080, all of which was waived.

Accordingly, for the six months ended October 31, 2013, the Advisor earned a management fee on the Tax-Exempt Portfolio aggregating $639,783, of which $618,196 was waived, resulting in an annualized effective rate of 0.002% of the Fund's average daily net assets.

The Advisor has also agreed to maintain expenses of certain other classes of the Trust. These rates are disclosed in the respective share classes' annual reports that are provided separately and are available upon request.

Administration Fee. Pursuant to an Administrative Services Agreement, DIMA provides most administrative services to the Government & Agency Securities Portfolio and Tax-Exempt Portfolio. For all services provided under the Administrative Services Agreement, each of these two Funds pays the Advisor an annual fee ("Administration Fee") of 0.10% of each of these two Funds' average daily net assets, computed and accrued daily and payable monthly. For the six months ended October 31, 2013, the Administration Fee from the Government & Agency Securities Portfolio and the Tax-Exempt Portfolio was as follows:
Fund	Administration Fee	Waived	Unpaid at October 31, 2013
Government & Agency Securities Portfolio	$1,564,103	$890,677	$158,866
Tax-Exempt Portfolio	$970,444	$—	$162,633

Service Provider Fees. DWS Investments Service Company ("DISC"), an affiliate of the Advisor, is the transfer agent, dividend-paying agent and shareholder service agent for the Funds. Pursuant to a sub-transfer agency agreement between DISC and DST Systems, Inc. ("DST"), DISC has delegated certain transfer agent, dividend-paying agent and shareholder service agent functions to DST. DISC compensates DST out of the shareholder servicing fee it receives from the Funds. For the six months ended October 31, 2013, the amounts charged to the Funds by DISC were as follows:
Government & Agency Securities Portfolio:	Total Aggregated	Waived	Unpaid at October 31, 2013
Capital Assets Funds Shares	$110,006	$100,590	$9,416
Davidson Cash Equivalent Shares	22,971	21,084	111
Davidson Cash Equivalent Plus Shares	103,569	92,772	6,238
DWS Government & Agency Money Fund	47,057	36,108	10,090
DWS Government Cash Institutional Shares	125,098	125,098	—
Government Cash Managed Shares	106,982	82,929	8,072
Service Shares	77,390	71,077	1,290
	$593,073	$529,658	$35,217

Tax-Exempt Portfolio:	Total Aggregated	Waived	Unpaid at October 31, 2013
Capital Assets Funds Shares	$10,785	$10,618	$167
Davidson Cash Equivalent Shares	57,839	57,778	61
DWS Tax-Exempt Cash Institutional Shares	74,977	70,923	4,054
DWS Tax-Exempt Money Fund	41,417	41,417	—
DWS Tax-Free Money Fund Class S	29,876	29,759	117
Service Shares	64,227	64,227	—
Tax-Exempt Cash Managed Shares	37,203	36,404	799
Tax-Free Investment Class	201,794	201,683	111
	$518,118	$512,809	$5,309

For the six months ended October 31, 2013, the Advisor reimbursed Tax-Exempt Portfolio $1,223 of sub-recordkeeping fees for DWS Tax-Exempt Money Fund class.

Distribution Service Agreement. Under the Distribution Service Agreement, in accordance with Rule 12b-1 under the 1940 Act, DWS Investments Distributors, Inc. ("DIDI"), an affiliate of the Advisor, receives a fee ("Distribution Fee"), calculated as a percentage of average daily net assets for the shares listed in the following table.

For the six months ended October 31, 2013, the Distribution Fee was as follows:
Government & Agency Securities Portfolio:	Distribution Fee	Waived	Annualized Effective Rate	Contractual Rate (Up To)
Capital Assets Funds Shares	$145,208	$145,208	.00%	.33%
Davidson Cash Equivalent Shares	27,566	27,566	.00%	.30%
Davidson Cash Equivalent Plus Shares	129,460	129,460	.00%	.25%
Service Shares	185,735	185,735	.00%	.60%
	$487,969	$487,969

Tax-Exempt Portfolio:	Distribution Fee	Waived	Annualized Effective Rate	Contractual Rate (Up To)
Capital Assets Funds Shares	$14,236	$14,236	.00%	.33%
Davidson Cash Equivalent Shares	115,677	115,677	.00%	.30%
Service Shares	154,144	154,144	.00%	.60%
Tax-Free Investment Class	432,138	432,138	.00%	.25%
	$716,195	$716,195

In addition, DIDI provides information and administrative services for a fee ("Service Fee") for the shares listed in the following table. A portion of these fees may be paid pursuant to a Rule 12b-1 plan.

For the six months ended October 31, 2013, the Service Fee was as follows:
Government & Agency Securities Portfolio:	Service Fee	Waived	Annualized Effective Rate	Contractual Rate (Up To)
Capital Assets Funds Shares	$110,006	$110,006	.00%	.25%
Davidson Cash Equivalent Shares	22,971	22,971	.00%	.25%
Davidson Cash Equivalent Plus Shares	103,569	103,569	.00%	.20%
Government Cash Managed Shares	178,304	178,304	.00%	.15%
	$414,850	$414,850

Tax-Exempt Portfolio:	Service Fee	Waived	Annualized Effective Rate	Contractual Rate (Up To)
Capital Assets Funds Shares	$10,785	$10,785	.00%	.25%
Davidson Cash Equivalent Shares	96,398	96,398	.00%	.25%
Tax-Exempt Cash Managed Shares	93,008	93,008	.00%	.15%
Tax-Free Investment Class	120,999	120,999	.00%	.07%
	$321,190	$321,190

Typesetting and Filing Service Fees. Under an agreement with DIMA, DIMA is compensated for providing typesetting and certain regulatory filing services to the Funds. For the six months ended October 31, 2013, the amounts charged to the Funds by DIMA included in the Statement of Operations under "reports to shareholders" were as follows:
Fund	Total Aggregated	Unpaid at October 31, 2013
Government & Agency Securities Portfolio	$28,520	$8,904
Tax-Exempt Portfolio	$43,547	$17,691

Trustees' Fees and Expenses. The Funds paid retainer fees to each Trustee not affiliated with the Advisor, plus specified amounts to the Board Chairperson and Vice Chairperson and to each committee Chairperson.

C. Concentration of Ownership

From time to time, the Funds may have a concentration of several shareholder accounts holding a significant percentage of shares outstanding. Investment activities of these shareholders could have a material impact on the Funds.

At October 31, 2013, one shareholder account held approximately 14% of the outstanding shares of the Government & Agency Securities Portfolio; and three shareholder accounts held approximately 30%, 19% and 12% of the outstanding shares of the Tax-Exempt Portfolio.

D. Line of Credit

The Funds and other affiliated funds (the "Participants") share in a $375 million revolving credit facility provided by a syndication of banks. Each Fund may borrow for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee which is allocated based on net assets, among each of the Participants. Interest is calculated at a rate per annum equal to the sum of the Federal Funds Rate plus 1.25 percent plus, if LIBOR exceeds the Federal Funds Rate, the amount of such excess. Each Fund may borrow up to a maximum of 33 percent of its net assets under the agreement. The Funds had no outstanding loans at October 31, 2013.

E. Share Transactions

The following tables summarize share and dollar activity in the Funds:

Government & Agency Securities Portfolio
	Six Months Ended October 31, 2013		Year Ended April 30, 2013
	Shares	Dollars	Shares	Dollars
Shares sold
Capital Assets Funds Shares	20,390,285	$20,390,285	106,697,232	$106,697,232
Davidson Cash Equivalent Shares	21,530,677	21,530,677	31,099,071	31,099,071
Davidson Cash Equivalent Plus Shares	204,186,570	204,186,570	222,327,364	222,327,364
DWS Government & Agency Money Fund	20,923,916	20,923,916	53,121,349	53,121,349
DWS Government Cash Institutional Shares	10,243,870,730	10,243,870,730	15,315,065,657	15,315,065,657
Government Cash Managed Shares	523,645,367	523,645,367	1,990,326,289	1,990,326,289
Service Shares	114,031,613	114,031,613	264,734,153	264,734,153
Account Maintenance Fees	—	30,781	—	—
		$11,148,609,939		$17,983,371,115
Shares issued to shareholders in reinvestment of distributions
Capital Assets Funds Shares	4,401	$4,401	17,994	$17,994
Davidson Cash Equivalent Shares	852	852	2,284	2,284
Davidson Cash Equivalent Plus Shares	4,809	4,809	9,940	9,940
DWS Government & Agency Money Fund	5,336	5,336	11,818	11,818
DWS Government Cash Institutional Shares	181,245	181,245	341,515	341,515
Government Cash Managed Shares	4,209	4,209	7,714	7,714
Service Shares	3,094	3,094	8,959	8,959
		$203,946		$400,224
Shares redeemed
Capital Assets Funds Shares	(141,457,504)	$(141,457,504)	(205,489,534)	$(205,489,534)
Davidson Cash Equivalent Shares	(25,862,258)	(25,862,258)	(35,645,815)	(35,645,815)
Davidson Cash Equivalent Plus Shares	(208,278,948)	(208,278,948)	(207,586,537)	(207,586,537)
DWS Government & Agency Money Fund	(26,327,411)	(26,327,411)	(75,265,565)	(75,265,565)
DWS Government Cash Institutional Shares	(9,566,885,632)	(9,566,885,632)	(15,771,839,065)	(15,771,839,065)
Government Cash Managed Shares	(536,306,365)	(536,306,365)	(1,983,483,875)	(1,983,483,875)
Service Shares	(139,431,456)	(139,431,456)	(294,366,143)	(294,366,143)
		$(10,644,549,574)		$(18,573,676,534)
Net increase (decrease)
Capital Assets Funds Shares	(121,062,818)	$(121,062,818)	(98,774,308)	$(98,774,308)
Davidson Cash Equivalent Shares	(4,330,729)	(4,330,729)	(4,544,460)	(4,544,460)
Davidson Cash Equivalent Plus Shares	(4,087,569)	(4,087,569)	14,750,767	14,750,767
DWS Government & Agency Money Fund	(5,398,159)	(5,398,159)	(22,132,398)	(22,132,398)
DWS Government Cash Institutional Shares	677,166,343	677,166,343	(456,431,893)	(456,431,893)
Government Cash Managed Shares	(12,656,789)	(12,656,789)	6,850,128	6,850,128
Service Shares	(25,396,749)	(25,396,749)	(29,623,031)	(29,623,031)
Account Maintenance Fees	—	30,781	—	—
		$504,264,311		$(589,905,195)

Tax-Exempt Portfolio
	Six Months Ended October 31, 2013		Year Ended April 30, 2013
	Shares	Dollars	Shares	Dollars
Shares sold
Capital Assets Funds Shares	13,801,068	$13,801,068	33,780,270	$33,780,270
Davidson Cash Equivalent Shares	130,013,855	130,013,855	115,063,476	115,063,476
DWS Tax-Exempt Cash Institutional Shares	1,083,302,179	1,083,302,179	2,372,880,502	2,372,880,502
DWS Tax-Exempt Money Fund	149,406,947	149,406,947	251,306,829	251,306,829
DWS Tax-Free Money Fund Class S	32,332,345	32,332,345	28,082,317	28,082,317
Service Shares	66,756,033	66,756,033	138,095,905	138,095,905
Tax-Exempt Cash Managed Shares	244,889,983	244,889,983	238,693,476	238,693,476
Tax-Free Investment Class	235,518,370	235,518,370	396,600,890	396,600,890
Account Maintenance Fees	—	34,268	—	—
		$1,956,055,048		$3,574,503,665
Shares issued to shareholders in reinvestment of distributions
Capital Assets Funds Shares	431	$431	3,264	$3,264
Davidson Cash Equivalent Shares	3,620	3,620	20,992	20,992
DWS Tax-Exempt Cash Institutional Shares	20,474	20,474	163,290	163,290
DWS Tax-Exempt Money Fund	12,086	12,086	76,913	76,913
DWS Tax-Free Money Fund Class S	7,079	7,079	27,387	27,387
Service Shares	2,565	2,565	14,768	14,768
Tax-Exempt Cash Managed Shares	4	4	2,584	2,584
Tax-Free Investment Class	17,104	17,104	100,546	100,546
		$63,363		$409,744
Shares redeemed
Capital Assets Funds Shares	(17,929,827)	$(17,929,827)	(35,324,040)	$(35,324,040)
Davidson Cash Equivalent Shares	(130,642,176)	(130,642,176)	(106,210,991)	(106,210,991)
DWS Tax-Exempt Cash Institutional Shares	(1,098,032,303)	(1,098,032,303)	(2,508,359,723)	(2,508,359,723)
DWS Tax-Exempt Money Fund	(128,723,725)	(128,723,725)	(322,145,746)	(322,145,746)
DWS Tax-Free Money Fund Class S	(32,158,599)	(32,158,599)	(38,170,621)	(38,170,621)
Service Shares	(56,939,320)	(56,939,320)	(171,243,303)	(171,243,303)
Tax-Exempt Cash Managed Shares	(238,394,192)	(238,394,192)	(290,012,104)	(290,012,104)
Tax-Free Investment Class	(208,491,068)	(208,491,068)	(399,598,260)	(399,598,260)
		$(1,911,311,210)		$(3,871,064,788)
Net increase (decrease)
Capital Assets Funds Shares	(4,128,328)	$(4,128,328)	(1,540,506)	$(1,540,506)
Davidson Cash Equivalent Shares	(624,701)	(624,701)	8,873,477	8,873,477
DWS Tax-Exempt Cash Institutional Shares	(14,709,650)	(14,709,650)	(135,315,931)	(135,315,931)
DWS Tax-Exempt Money Fund	20,695,308	20,695,308	(70,762,004)	(70,762,004)
DWS Tax-Free Money Fund Class S	180,825	180,825	(10,060,917)	(10,060,917)
Service Shares	9,819,278	9,819,278	(33,132,630)	(33,132,630)
Tax-Exempt Cash Managed Shares	6,495,795	6,495,795	(51,316,044)	(51,316,044)
Tax-Free Investment Class	27,044,406	27,044,406	(2,896,824)	(2,896,824)
Account Maintenance Fees	—	34,268	—	—
		$44,807,201		$(296,151,379)

Information About Each Fund's Expenses

As an investor of a Fund, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Fund expenses. Examples of transaction costs include account maintenance fees, which are not shown in this section. The following tables are intended to help you understand your ongoing expenses (in dollars) of investing in each Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. In the most recent six-month period, the Funds limited these expenses; had they not done so, expenses would have been higher for the Capital Assets Funds Shares.The example in the table is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (May 1, 2013 to October 31, 2013).

The tables illustrate your Fund's expenses in two ways:

—Actual Fund Return. This helps you estimate the actual dollar amount of ongoing expenses (but not transaction costs) paid on a $1,000 investment in the Fund using the Fund's actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Expenses Paid per $1,000" line under the share class you hold.

— Hypothetical 5% Portfolio Return. This helps you to compare your Fund's ongoing expenses (but not transaction costs) with those of other mutual funds using the Fund's actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs. The "Expenses Paid per $1,000" line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expense of owning different funds. If these transaction costs had been included, your costs would have been higher.

Capital Assets Funds Shares Expenses and Value of a $1,000 Investment for the six months ended October 31, 2013 (Unaudited)
Actual Fund Return	Government & Agency Securities Portfolio	Tax-Exempt Portfolio
Beginning Account Value 5/1/13	$1,000.00	$1,000.00
Ending Account Value 10/31/13	$1,000.05	$1,000.05
Expenses Paid per $1,000*	$.45	$.71
Hypothetical 5% Fund Return
Beginning Account Value 5/1/13	$1,000.00	$1,000.00
Ending Account Value 10/31/13	$1,024.75	$1,024.50
Expenses Paid per $1,000*	$.46	$.71
* Expenses are equal to the Fund's annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by 184 (the number of days in the most recent six-month period), then divided by 365.

Annualized Expense Ratios	Government & Agency Securities Portfolio	Tax-Exempt Portfolio
Capital Assets Funds Shares	.09%	.14%
For more information, please refer to each Fund's prospectus.
For an analysis of the fees associated with an investment in the Fund or similar funds, please refer to http://apps.finra.org/fundanalyzer/1/fa.aspx.

Other Information

Proxy Voting

The Fund's policies and procedures for voting proxies for portfolio securities and information about how the Fund voted proxies related to its portfolio securities during the 12-month period ended June 30 are available on our Web site — dws-investments.com (click on "proxy voting" at the bottom of the page) — or on the SEC's Web site — sec.gov. To obtain a written copy of the Fund's policies and procedures without charge, upon request, call us toll free at (800) 728-3337.

Portfolio Holdings

Following the Fund's fiscal first and third quarter-end, a complete portfolio holdings listing is filed with the SEC on Form N-Q. In addition, each month, information about the Fund and its portfolio holdings is filed with the SEC on Form N-MFP. The SEC delays the public availability of the information filed on Form N-MFP for 60 days after the end of the reporting period included in the filing. These forms will be available on the SEC's Web site at sec.gov, and they may also be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the SEC's Public Reference Room may be obtained by calling (800) SEC-0330. The Fund's portfolio holdings are also posted on dws-investments.com from time to time. Please see the Fund's current prospectus for more information.

Money Market Fund Reform

In June 2013, the SEC proposed money market fund reform intended to address perceived systemic risks associated with money market funds and to improve transparency for money market fund investors. The Financial Stability Oversight Council (FSOC), a board of U.S. regulators established by the Dodd-Frank Act, had also previously proposed similar recommendations for money market fund reform. If one or more of the SEC or FSOC proposals for money market fund reform were to be adopted in the future, such regulatory action may affect the fund's operations and/or return potential.

Advisory Agreement Board Considerations and Fee Evaluation

Government & Agency Securities Portfolio

The Board of Trustees approved the renewal of Government & Agency Securities Portfolio's investment management agreement (the "Agreement") with Deutsche Investment Management Americas Inc. ("DIMA") in September 2013.

In terms of the process that the Board followed prior to approving the Agreement, shareholders should know that:

— In September 2013, all but one of the Fund's Trustees were independent of DIMA and its affiliates.

— The Trustees met frequently during the past year to discuss fund matters and dedicated a substantial amount of time to contract review matters. Over the course of several months, the Board's Contract Committee, in coordination with the Board's Fixed Income and Asset Allocation Oversight Committee, reviewed comprehensive materials received from DIMA, independent third parties and independent counsel. These materials included an analysis of the Fund's performance, fees and expenses, and profitability compiled by a fee consultant retained by the Fund's Independent Trustees (the "Fee Consultant"). The Board also received extensive information throughout the year regarding performance of the Fund.

— The Independent Trustees regularly meet privately with their independent counsel to discuss contract review and other matters. In addition, the Independent Trustees were also advised by the Fee Consultant in the course of their review of the Fund's contractual arrangements and considered a comprehensive report prepared by the Fee Consultant in connection with their deliberations.

— In connection with reviewing the Agreement, the Board also reviewed the terms of the Fund's Rule 12b-1 plan, distribution agreement, administrative services agreement, transfer agency agreement and other material service agreements.

— Based on its evaluation of the information provided, the Contract Committee presented its findings and recommendations to the Board. The Board then reviewed the Contract Committee's findings and recommendations.

In connection with the contract review process, the Contract Committee and the Board considered the factors discussed below, among others. The Board also considered that DIMA and its predecessors have managed the Fund since its inception, and the Board believes that a long-term relationship with a capable, conscientious advisor is in the best interests of the Fund. The Board considered, generally, that shareholders chose to invest or remain invested in the Fund knowing that DIMA managed the Fund, and that the Agreement was approved by the Fund's shareholders. DIMA is part of Deutsche Bank AG, a major global banking institution that is engaged in a wide range of financial services. The Board believes that there are advantages to being part of a global asset management business that offers a wide range of investing expertise and resources, including hundreds of portfolio managers and analysts with research capabilities in many countries throughout the world.

As part of the contract review process, the Board carefully considered the fees and expenses of each DWS fund overseen by the Board in light of the fund's performance. In many cases, this led to a negotiation with DIMA of lower expense caps as part of the 2012 and 2013 contract review processes than had previously been in place. As part of these negotiations, the Board indicated that it would consider relaxing these new lower caps in future years following sustained improvements in performance, among other considerations.

In June 2012, Deutsche Bank AG ("DB"), DIMA's parent company, announced that DB would combine its Asset Management (of which DIMA was a part) and Wealth Management divisions. DB has advised the Independent Trustees that the U.S. asset management business is a critical and integral part of DB, and that it has, and will continue to, reinvest a significant portion of the substantial savings it expects to realize by combining its Asset Management and Wealth Management divisions into the new Asset and Wealth Management ("AWM") division, including ongoing enhancements to its investment capabilities. DB also has confirmed its commitment to maintaining strong legal and compliance groups within the AWM division.

While shareholders may focus primarily on fund performance and fees, the Fund's Board considers these and many other factors, including the quality and integrity of DIMA's personnel and such other issues as back-office operations, fund valuations, and compliance policies and procedures.

Nature, Quality and Extent of Services. The Board considered the terms of the Agreement, including the scope of advisory services provided under the Agreement. The Board noted that, under the Agreement, DIMA provides portfolio management services to the Fund and that, pursuant to a separate administrative services agreement, DIMA provides administrative services to the Fund. The Board considered the experience and skills of senior management and investment personnel, the resources made available to such personnel, the ability of DIMA to attract and retain high-quality personnel, and the organizational depth and stability of DIMA. The Board reviewed the Fund's performance over short-term and long-term periods and compared those returns to various agreed-upon performance measures, including a peer universe compiled by the Fee Consultant using information supplied by iMoneyNet, an independent fund data service. The Board also noted that it has put into place a process of identifying "Focus Funds" (e.g., funds performing poorly relative to their benchmark or a peer universe compiled by an independent fund data service), and receives more frequent reporting and information from DIMA regarding such funds, along with DIMA's remedial plans to address underperformance. The Board believes this process is an effective manner of identifying and addressing underperforming funds. Based on the information provided, the Board noted that for the one- and three-year periods ended December 31, 2012, the Fund's gross performance (Service Shares) was in the 2nd quartile of the applicable iMoneyNet universe (the 1st quartile being the best performers and the 4th quartile being the worst performers).

Fees and Expenses. The Board considered the Fund's investment management fee schedule, operating expenses and total expense ratios, and comparative information provided by Lipper Inc. ("Lipper") and the Fee Consultant regarding investment management fee rates paid to other investment advisors by similar funds (1st quartile being the most favorable and 4th quartile being the least favorable). With respect to management fees paid to other investment advisors by similar funds, the Board noted that the contractual fee rates paid by the Fund, which include a 0.10% fee paid to DIMA under the Fund's administrative services agreement, were lower than the median (2nd quartile) of the applicable Lipper peer group (based on Lipper data provided as of December 31, 2012). Based on Lipper data provided as of December 31, 2012, the Board noted that the Fund's total (net) operating expenses were lower than the median of the applicable Lipper expense universe for Davidson Cash Equivalent Shares (2nd quartile), Davidson Cash Equivalent Plus Shares (2nd quartile) and Services Shares (1st quartile) and higher the median of the applicable Lipper expense universe for Government Cash Managed Shares (3rd quartile), DWS Government & Agency Money Fund shares (3rd quartile), Capital Assets Funds Shares (3rd quartile), and DWS Government Cash Institutional Shares (3rd quartile). The Board considered the Fund's management fee rate as compared to fees charged by DIMA to a comparable fund and considered differences between the Fund and the comparable fund. The Board also considered how the Fund's total (net) operating expenses compared to the total (net) operating expenses of a more customized peer group selected by Lipper (based on such factors as asset size). The Board noted the expense limitations agreed to by DIMA. The Board also noted the significant voluntary fee waivers implemented by DIMA to ensure the Fund maintained a positive yield.

The information considered by the Board as part of its review of management fees included information regarding fees charged by DIMA and its affiliates to similar institutional accounts and to similar funds offered primarily to European investors ("DWS Europe funds"), in each case as applicable. The Board observed that advisory fee rates for institutional accounts generally were lower than the management fees charged by similarly managed DWS U.S. mutual funds ("DWS Funds"), but also took note of the differences in services provided to DWS Funds as compared to institutional accounts. In the case of DWS Europe funds, the Board observed that fee rates for DWS Europe funds generally were higher than for similarly managed DWS Funds, but noted that differences in the types of services provided to DWS Funds relative to DWS Europe funds made it difficult to compare such fees.

On the basis of the information provided, the Board concluded that management fees were reasonable and appropriate in light of the nature, quality and extent of services provided by DIMA.

Profitability. The Board reviewed detailed information regarding revenues received by DIMA under the Agreement. The Board considered the estimated costs and pre-tax profits realized by DIMA from advising the DWS Funds, as well as estimates of the pre-tax profits attributable to managing the Fund in particular. The Board also received information regarding the estimated enterprise-wide profitability of DWS and its affiliates with respect to all fund services in totality and by fund. The Board and the Fee Consultant reviewed DIMA's methodology in allocating its costs to the management of the Fund. Based on the information provided, the Board concluded that the pre-tax profits realized by DIMA in connection with the management of the Fund were not unreasonable. The Board also reviewed information regarding the profitability of certain similar investment management firms. The Board noted that while information regarding the profitability of such firms is limited (and in some cases is not necessarily prepared on a comparable basis), DIMA and its affiliates' overall profitability with respect to the DWS fund complex (after taking into account distribution and other services provided to the funds by DIMA and its affiliates) was lower than the overall profitability levels of many comparable firms for which such data was available.

Economies of Scale. The Board considered whether there are economies of scale with respect to the management of the Fund and whether the Fund benefits from any economies of scale. The Board noted that the Fund's management fee schedule includes fee breakpoints. The Board concluded that the Fund's fee schedule represents an appropriate sharing between the Fund and DIMA of such economies of scale as may exist in the management of the Fund at current asset levels.

Other Benefits to DIMA and Its Affiliates. The Board also considered the character and amount of other incidental benefits received by DIMA and its affiliates, including any fees received by DIMA for administrative services provided to the Fund and any fees received by an affiliate of DIMA for distribution services. The Board also considered benefits to DIMA related to brokerage and soft-dollar allocations, including allocating brokerage to pay for research generated by parties other than the executing broker dealers, which pertain primarily to funds investing in equity securities, along with the incidental public relations benefits to DIMA related to DWS Funds advertising and cross-selling opportunities among DIMA products and services. The Board concluded that management fees were reasonable in light of these fallout benefits.

Compliance. The Board considered the significant attention and resources dedicated by DIMA to documenting and enhancing its compliance processes in recent years. The Board noted in particular (i) the experience and seniority of both DIMA's chief compliance officer and the Fund's chief compliance officer; (ii) the large number of DIMA compliance personnel; and (iii) the substantial commitment of resources by DIMA and its affiliates to compliance matters.

Based on all of the information considered and the conclusions reached, the Board unanimously determined that the continuation of the Agreement is in the best interests of the Fund. In making this determination, the Board did not give particular weight to any single factor identified above. The Board considered these factors over the course of numerous meetings, certain of which were in executive session with only the Independent Trustees and their independent counsel present. It is possible that individual Trustees may have weighed these factors differently in reaching their individual decisions to approve the continuation of the Agreement.

Tax-Exempt Portfolio

The Board of Trustees approved the renewal of Tax-Exempt Portfolio's investment management agreement (the "Agreement") with Deutsche Investment Management Americas Inc. ("DIMA") in September 2013.

In terms of the process that the Board followed prior to approving the Agreement, shareholders should know that:

— In September 2013, all but one of the Fund's Trustees were independent of DIMA and its affiliates.

— The Trustees met frequently during the past year to discuss fund matters and dedicated a substantial amount of time to contract review matters. Over the course of several months, the Board's Contract Committee, in coordination with the Board's Fixed Income and Asset Allocation Oversight Committee, reviewed comprehensive materials received from DIMA, independent third parties and independent counsel. These materials included an analysis of the Fund's performance, fees and expenses, and profitability compiled by a fee consultant retained by the Fund's Independent Trustees (the "Fee Consultant"). The Board also received extensive information throughout the year regarding performance of the Fund.

— The Independent Trustees regularly meet privately with their independent counsel to discuss contract review and other matters. In addition, the Independent Trustees were also advised by the Fee Consultant in the course of their review of the Fund's contractual arrangements and considered a comprehensive report prepared by the Fee Consultant in connection with their deliberations.

— In connection with reviewing the Agreement, the Board also reviewed the terms of the Fund's Rule 12b-1 plan, distribution agreement, administrative services agreement, transfer agency agreement and other material service agreements.

— Based on its evaluation of the information provided, the Contract Committee presented its findings and recommendations to the Board. The Board then reviewed the Contract Committee's findings and recommendations.

In connection with the contract review process, the Contract Committee and the Board considered the factors discussed below, among others. The Board also considered that DIMA and its predecessors have managed the Fund since its inception, and the Board believes that a long-term relationship with a capable, conscientious advisor is in the best interests of the Fund. The Board considered, generally, that shareholders chose to invest or remain invested in the Fund knowing that DIMA managed the Fund, and that the Agreement was approved by the Fund's shareholders. DIMA is part of Deutsche Bank AG, a major global banking institution that is engaged in a wide range of financial services. The Board believes that there are advantages to being part of a global asset management business that offers a wide range of investing expertise and resources, including hundreds of portfolio managers and analysts with research capabilities in many countries throughout the world.

As part of the contract review process, the Board carefully considered the fees and expenses of each DWS fund overseen by the Board in light of the fund's performance. In many cases, this led to a negotiation with DIMA of lower expense caps as part of the 2012 and 2013 contract review processes than had previously been in place. As part of these negotiations, the Board indicated that it would consider relaxing these new lower caps in future years following sustained improvements in performance, among other considerations.

In June 2012, Deutsche Bank AG ("DB"), DIMA's parent company, announced that DB would combine its Asset Management (of which DIMA was a part) and Wealth Management divisions. DB has advised the Independent Trustees that the U.S. asset management business is a critical and integral part of DB, and that it has, and will continue to, reinvest a significant portion of the substantial savings it expects to realize by combining its Asset Management and Wealth Management divisions into the new Asset and Wealth Management ("AWM") division, including ongoing enhancements to its investment capabilities. DB also has confirmed its commitment to maintaining strong legal and compliance groups within the AWM division.

While shareholders may focus primarily on fund performance and fees, the Fund's Board considers these and many other factors, including the quality and integrity of DIMA's personnel and such other issues as back-office operations, fund valuations, and compliance policies and procedures.

Nature, Quality and Extent of Services. The Board considered the terms of the Agreement, including the scope of advisory services provided under the Agreement. The Board noted that, under the Agreement, DIMA provides portfolio management services to the Fund and that, pursuant to a separate administrative services agreement, DIMA provides administrative services to the Fund. The Board considered the experience and skills of senior management and investment personnel, the resources made available to such personnel, the ability of DIMA to attract and retain high-quality personnel, and the organizational depth and stability of DIMA. The Board reviewed the Fund's performance over short-term and long-term periods and compared those returns to various agreed-upon performance measures, including a peer universe compiled by the Fee Consultant using information supplied by iMoneyNet, an independent fund data service. The Board also noted that it has put into place a process of identifying "Focus Funds" (e.g., funds performing poorly relative to their benchmark or a peer universe compiled by an independent fund data service), and receives more frequent reporting and information from DIMA regarding such funds, along with DIMA's remedial plans to address underperformance. The Board believes this process is an effective manner of identifying and addressing underperforming funds. Based on the information provided, the Board noted that for the one- and three-year periods ended December 31, 2012, the Fund's gross performance (DWS Tax-Exempt Cash Institutional Shares) was in the 2nd quartile of the applicable iMoneyNet universe (the 1st quartile being the best performers and the 4th quartile being the worst performers).

Fees and Expenses. The Board considered the Fund's investment management fee schedule, operating expenses and total expense ratios, and comparative information provided by Lipper Inc. ("Lipper") and the Fee Consultant regarding investment management fee rates paid to other investment advisors by similar funds (1st quartile being the most favorable and 4th quartile being the least favorable). With respect to management fees paid to other investment advisors by similar funds, the Board noted that the contractual fee rates paid by the Fund, which include a 0.10% fee paid to DIMA under the Fund's administrative services agreement, were lower than the median (1st quartile) of the applicable Lipper peer group (based on Lipper data provided as of December 31, 2012). Based on Lipper data provided as of December 31, 2012, the Board noted that the Fund's total (net) operating expenses were equal to or lower than the median of the applicable Lipper expense universe for Capital Assets Funds Shares (2nd quartile), Davidson Cash Equivalent Shares (2nd quartile), Tax-Exempt Cash Managed Shares (2nd quartile), Tax-Free Investment Class shares (2nd quartile), Service Shares (2nd quartile), DWS Tax-Exempt Cash Institutional Shares (2nd quartile) and DWS Tax Exempt Money Fund shares (2nd quartile) and higher than the median of the applicable Lipper expense universe for DWS Tax-Free Money Fund Class S shares (4th quartile). The Board considered the Fund's management fee rate as compared to fees charged by DIMA to comparable funds and considered differences between the Fund and the comparable funds. The Board also considered how the Fund's total (net) operating expenses compared to the total (net) operating expenses of a more customized peer group selected by Lipper (based on such factors as asset size). The Board noted the expense limitations agreed to by DIMA. The Board also noted the significant voluntary fee waivers implemented by DIMA to ensure the Fund maintained a positive yield.

The information considered by the Board as part of its review of management fees included information regarding fees charged by DIMA and its affiliates to similar institutional accounts and to similar funds offered primarily to European investors ("DWS Europe funds"), in each case as applicable. The Board observed that advisory fee rates for institutional accounts generally were lower than the management fees charged by similarly managed DWS U.S. mutual funds ("DWS Funds"), but also took note of the differences in services provided to DWS Funds as compared to institutional accounts. In the case of DWS Europe funds, the Board observed that fee rates for DWS Europe funds generally were higher than for similarly managed DWS Funds, but noted that differences in the types of services provided to DWS Funds relative to DWS Europe funds made it difficult to compare such fees.

On the basis of the information provided, the Board concluded that management fees were reasonable and appropriate in light of the nature, quality and extent of services provided by DIMA.

Profitability. The Board reviewed detailed information regarding revenues received by DIMA under the Agreement. The Board considered the estimated costs and pre-tax profits realized by DIMA from advising the DWS Funds, as well as estimates of the pre-tax profits attributable to managing the Fund in particular. The Board also received information regarding the estimated enterprise-wide profitability of DWS and its affiliates with respect to all fund services in totality and by fund. The Board and the Fee Consultant reviewed DIMA's methodology in allocating its costs to the management of the Fund. Based on the information provided, the Board concluded that the pre-tax profits realized by DIMA in connection with the management of the Fund were not unreasonable. The Board also reviewed information regarding the profitability of certain similar investment management firms. The Board noted that while information regarding the profitability of such firms is limited (and in some cases is not necessarily prepared on a comparable basis), DIMA and its affiliates' overall profitability with respect to the DWS fund complex (after taking into account distribution and other services provided to the funds by DIMA and its affiliates) was lower than the overall profitability levels of many comparable firms for which such data was available.

Economies of Scale. The Board considered whether there are economies of scale with respect to the management of the Fund and whether the Fund benefits from any economies of scale. The Board noted that the Fund's management fee schedule includes fee breakpoints. The Board concluded that the Fund's fee schedule represents an appropriate sharing between the Fund and DIMA of such economies of scale as may exist in the management of the Fund at current asset levels.

Other Benefits to DIMA and Its Affiliates. The Board also considered the character and amount of other incidental benefits received by DIMA and its affiliates, including any fees received by DIMA for administrative services provided to the Fund and any fees received by an affiliate of DIMA for distribution services. The Board also considered benefits to DIMA related to brokerage and soft-dollar allocations, including allocating brokerage to pay for research generated by parties other than the executing broker dealers, which pertain primarily to funds investing in equity securities, along with the incidental public relations benefits to DIMA related to DWS Funds advertising and cross-selling opportunities among DIMA products and services. The Board concluded that management fees were reasonable in light of these fallout benefits.

Compliance. The Board considered the significant attention and resources dedicated by DIMA to documenting and enhancing its compliance processes in recent years. The Board noted in particular (i) the experience and seniority of both DIMA's chief compliance officer and the Fund's chief compliance officer; (ii) the large number of DIMA compliance personnel; and (iii) the substantial commitment of resources by DIMA and its affiliates to compliance matters.

Based on all of the information considered and the conclusions reached, the Board unanimously determined that the continuation of the Agreement is in the best interests of the Fund. In making this determination, the Board did not give particular weight to any single factor identified above. The Board considered these factors over the course of numerous meetings, certain of which were in executive session with only the Independent Trustees and their independent counsel present. It is possible that individual Trustees may have weighed these factors differently in reaching their individual decisions to approve the continuation of the Agreement.

Privacy Statement
FACTS	What Does Deutsche Asset & Wealth Management Do With Your Personal Information?
Why?
Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share and protect your personal information. Please read this notice carefully to understand what we do.

What?
The types of personal information we collect and share can include:
— Social Security number
— Account balances
— Purchase and transaction history
— Bank account information
— Contact information such as mailing address, e-mail address and telephone number

How?
All financial companies need to share customers' personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers' personal information, the reasons Deutsche Asset & Wealth Management chooses to share and whether you can limit this sharing.

Reasons we can share your personal information	Does Deutsche Asset & Wealth Management share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders or legal investigations	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We do not share
For our affiliates' everyday business purposes — information about your transactions and experiences	No	We do not share
For our affiliates' everyday business purposes — information about your creditworthiness	No	We do not share
For non-affiliates to market to you	No	We do not share
Questions?	Call (800) 728-3337 or e-mail us at service@dws.com

Who we are
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Rev. 09/2013

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**CAF-3**
(R-033431-1 12/13)

October 31, 2013

Semiannual Report

to Shareholders

Premium Reserve Money

Market Shares Fund #97

Money Market Portfolio

Contents
3 Portfolio Summary
4 Investment Portfolio
10 Statement of Assets and Liabilities
12 Statement of Operations
13 Statement of Changes in Net Assets
15 Financial Highlights
16 Notes to Financial Statements
24 Information About Your Fund's Expenses
26 Other Information
27 Advisory Agreement Board Considerations and Fee Evaluation
32 Privacy Statement

This report must be preceded or accompanied by a prospectus. To obtain a summary prospectus, if available, or prospectus for any of our funds, visit dws-investments.com. We advise you to consider the fund's objectives, risks, charges and expenses carefully before investing. The summary prospectus and prospectus contain this and other important information about the fund. Please read the prospectus carefully before you invest.

An investment in this fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or by any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund. The share price of money market funds can fall below the $1.00 share price. You should not rely on or expect the Advisor to enter into support agreements or take other actions to maintain the fund's $1.00 share price. The credit quality of the fund's holdings can change rapidly in certain markets, and the default of a single holding could have an adverse impact on the fund's share price. The fund's share price can also be negatively affected during periods of high redemption pressures and/or illiquid markets. The actions of a few large investors in one class of shares of the fund may have a significant adverse effect on the share prices of all classes of shares of the fund. See the prospectus for specific details regarding the fund's risk profile.

NOT FDIC/NCUA INSURED NO BANK GUARANTEE MAY LOSE VALUE NOT A DEPOSIT NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY

Portfolio Summary (Unaudited)

Investment Portfolio as of October 31, 2013 (Unaudited)

Money Market Portfolio
	Principal Amount ($)	Value ($)

Certificates of Deposit and Bank Notes 9.0%
Banco del Estado de Chile, 0.27%, 11/14/2013	3,000,000	3,000,000
China Construction Bank Corp., 0.31%, 11/26/2013	10,000,000	10,000,000
Industrial & Commercial Bank of China Ltd.:
0.32%, 11/18/2013	3,000,000	3,000,000
0.32%, 11/21/2013	2,000,000	2,000,000
Mizuho Corporate Bank Ltd., 0.21%, 12/13/2013	5,500,000	5,500,000
Rabobank Nederland NV, 0.405%, 1/8/2014	3,000,000	3,000,762
Sumitomo Mitsui Banking Corp., 0.21%, 11/15/2013	5,000,000	5,000,000
Total Certificates of Deposit and Bank Notes (Cost $31,500,762)		31,500,762

Commercial Paper 53.5%
Issued at Discount** 50.1%
Albion Capital Corp. SA, 0.19%, 11/20/2013	3,000,000	2,999,699
Antalis U.S. Funding Corp.:
144A, 0.2%, 11/1/2013	3,000,000	3,000,000
144A, 0.21%, 11/18/2013	928,000	927,908
144A, 0.25%, 11/7/2013	3,000,000	2,999,875
ASB Finance Ltd., 0.22%, 4/3/2014	4,000,000	3,996,260
AT&T, Inc., 0.29%, 11/8/2013	1,750,000	1,749,901
Barton Capital LLC, 144A, 0.08%, 11/1/2013	12,044,000	12,044,000
Bedford Row Funding Corp., 144A, 0.42%, 1/3/2014	3,500,000	3,497,428
Caisse Centrale Desjardins:
0.19%, 11/1/2013	2,500,000	2,500,000
0.23%, 12/17/2013	10,000,000	9,997,061
Caisse des Depots et Consignations, 144A, 0.2%, 3/24/2014	2,500,000	2,498,014
Collateralized Commercial Paper II Co., LLC:
144A, 0.22%, 1/16/2014	3,500,000	3,498,374
144A, 0.22%, 2/5/2014	4,000,000	3,997,653
DBS Bank Ltd., 144A, 0.235%, 3/11/2014	1,500,000	1,498,727
DNB Bank ASA, 0.24%, 3/5/2014	3,000,000	2,997,520
Erste Abwicklungsanstalt:
0.17%, 12/4/2013	6,500,000	6,498,987
0.18%, 12/23/2013	7,500,000	7,498,050
144A, 0.19%, 1/24/2014	2,000,000	1,999,113
General Electric Capital Corp., 0.23%, 3/4/2014	5,000,000	4,996,071
Hannover Funding Co., LLC, 0.18%, 11/27/2013	3,000,000	2,999,610
Kells Funding LLC:
144A, 0.23%, 2/19/2014	5,000,000	4,996,486
144A, 0.235%, 2/19/2014	5,000,000	4,996,410
LMA Americas LLC, 144A, 0.17%, 11/1/2013	5,000,000	5,000,000
Matchpoint Master Trust:
0.08%, 11/1/2013	5,000,000	5,000,000
0.1%, 11/7/2013	11,000,000	10,999,817
MetLife Short Term Funding LLC, 144A, 0.24%, 2/27/2014	3,000,000	2,997,640
Natixis U.S. Finance Co., LLC, 0.1%, 11/1/2013	16,000,000	16,000,000
Nordea Bank AB, 0.22%, 3/24/2014	2,250,000	2,248,034
Nordea North America, Inc., 0.24%, 11/8/2013	5,000,000	4,999,767
NRW.Bank, 0.09%, 11/5/2013	10,000,000	9,999,900
Oversea-Chinese Banking Corp., Ltd., 0.25%, 3/5/2014	3,000,000	2,997,468
Scaldis Capital LLC:
0.185%, 11/4/2013	3,500,000	3,499,946
0.185%, 11/12/2013	3,000,000	2,999,830
0.22%, 11/15/2013	5,000,000	4,999,572
Sinopec Century Bright Capital Investment Ltd., 0.25%, 11/6/2013	2,500,000	2,499,913
Skandinaviska Enskilda Banken AB, 0.28%, 5/8/2014	1,500,000	1,497,807
Standard Chartered Bank, 0.26%, 2/4/2014	3,000,000	2,997,942
UOB Funding LLC, 0.24%, 4/10/2014	2,450,000	2,447,387
VW Credit, Inc., 144A, 0.32%, 11/8/2013	1,500,000	1,499,907
		174,872,077
Issued at Par* 3.4%
ASB Finance Ltd.:
144A, 0.267%, 6/11/2014	1,000,000	1,000,000
144A, 0.278%, 10/9/2014	2,000,000	1,999,867
Australia & New Zealand Banking Group Ltd., 144A, 0.3%, 12/6/2013	4,000,000	4,000,000
PNC Bank NA, 0.25%, 4/23/2014	5,000,000	5,000,000
		11,999,867
Total Commercial Paper (Cost $186,871,944)		186,871,944

Short-Term Notes* 22.0%
Bank of Nova Scotia:
0.25%, 1/10/2014	8,000,000	8,000,000
0.26%, 9/3/2014	2,000,000	2,000,000
Commonwealth Bank of Australia, 144A, 0.24%, 6/11/2014	4,500,000	4,500,000
Kommunalbanken AS, 144A, 0.15%, 2/26/2014	7,500,000	7,500,000
Rabobank Nederland NV:
0.308%, 1/27/2014	10,000,000	10,000,000
144A, 0.543%, 8/16/2014	12,000,000	12,000,000
Royal Bank of Canada, 0.3%, 2/28/2014	8,000,000	8,000,000
Svenska Handelsbanken AB, 144A, 0.325%, 10/3/2014	4,000,000	4,000,000
Wells Fargo Bank NA:
0.161%, 11/22/2013	10,000,000	10,000,000
0.25%, 9/9/2014	1,000,000	1,000,000
Westpac Banking Corp., 0.3%, 11/15/2013	10,000,000	10,000,000
Total Short-Term Notes (Cost $77,000,000)		77,000,000

Government & Agency Obligations 6.0%
U.S. Government Sponsored Agencies 4.5%
Federal Farm Credit Bank:
0.144%*, 10/29/2014	4,000,000	4,000,609
0.153%*, 10/20/2014	2,500,000	2,500,138
Federal Home Loan Bank:
0.149%**, 2/18/2014	3,500,000	3,498,411
0.16%*, 11/8/2013	3,500,000	3,499,973
Federal National Mortgage Association, 0.14%**, 6/2/2014	2,000,000	1,998,343
		15,497,474
U.S. Treasury Obligations 1.5%
U.S. Treasury Notes:
0.5%, 8/15/2014	3,500,000	3,509,635
2.625%, 7/31/2014	1,800,000	1,833,099
		5,342,734
Total Government & Agency Obligations (Cost $20,840,208)		20,840,208

Time Deposits 2.3%
Citibank NA, 0.09%, 11/1/2013	5,000,000	5,000,000
Credit Agricole Corporate & Investment Bank, 0.07%, 11/1/2013	3,109,907	3,109,907
Total Time Deposits (Cost $8,109,907)		8,109,907

Municipal Bonds and Notes 2.1%
California, State Kindergarten, Series B2, 0.05%***, 5/1/2034, LOC: Citibank NA (Cost $7,170,000)	7,170,000	7,170,000

Repurchase Agreements 5.1%
Citigroup Global Markets, Inc., 0.06%, dated 10/28/2013, to be repurchased at $10,000,117 on 11/4/2013 (a)	10,000,000	10,000,000
JPMorgan Securities, Inc., 0.403%, dated 3/18/2013, to be repurchased at $8,032,704 on 3/18/2014 (b)	8,000,000	8,000,000
Total Repurchase Agreements (Cost $18,000,000)		18,000,000

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $349,492,821)†	100.0	349,492,821
Other Assets and Liabilities, Net	0.0	(65,511)
Net Assets	100.0	349,427,310

* Floating rate securities' yields vary with a designated market index or market rate, such as the coupon-equivalent of the U.S. Treasury Bill rate. These securities are shown at their current rate as of October 31, 2013.

** Annualized yield at time of purchase; not a coupon rate.

*** Variable rate demand notes are securities whose interest rates are reset periodically at market levels. These securities are payable on demand and are shown at their current rates as of October 31, 2013.

† The cost for federal income tax purposes was $349,492,821.

(a) Collateralized by:
Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
25,243,023	Federal Home Loan Mortgage Corp. — Interest Only	5.776-6.386	9/15/2041- 6/15/2042	5,545,058
300,022	Federal National Mortgage Association — Interest Only	6.43	8/25/2041	53,822
21,214,428	Government National Mortgage Association — Interest Only	5.975-6.028	11/20/2042-7/16/2043	5,220,321
Total Collateral Value				10,819,201

(b) Collateralized by:
Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
3,953,000	Asset Backed Securities Corp. Home Equity Loan Trust	0.8	5/25/2035	3,677,099
5,560,000	Soundview Home Loan Trust	7.0	2/25/2038	4,646,398
Total Collateral Value				8,323,497

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

Interest Only: Interest Only (IO) bonds represent the "interest only" portion of payments on a pool of underlying mortgages or mortgage-backed securities. IO securities are subject to prepayment risk of the pool of underlying mortgages.

LOC: Letter of Credit

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Securities held by the Fund are reflected as Level 2 because the securities are valued at amortized cost (which approximates fair value) and, accordingly, the inputs used to determine value are not quoted prices in an active market.

The following is a summary of the inputs used as of October 31, 2013 in valuing the Fund's investments. For information on the Fund's policy regarding the valuation of investments, please refer to the Security Valuation section of Note 1 in the accompanying Notes to Financial Statements.
Assets	Level 1	Level 2	Level 3	Total

Investments in Securities (c)	$—	$331,492,821	$—	$331,492,821
Repurchase Agreements	—	18,000,000	—	18,000,000
Total	$—	$349,492,821	$—	$349,492,821

There have been no transfers between fair value measurement levels during the period ended October 31, 2013.

(c) See Investment Portfolio for additional categorizations.

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities
as of October 31, 2013 (Unaudited)
Assets	Money Market Portfolio
Investments: Investments in securities, valued at amortized cost	$331,492,821
Repurchase agreements, valued at amortized cost	18,000,000
Total investments in securities, valued at amortized cost	349,492,821
Cash	6
Receivable for Fund shares sold	640
Interest receivable	75,771
Due from Advisor	107
Other assets	78,048
Total assets	349,647,393
Liabilities
Payable for Fund shares redeemed	2,500
Accrued management fee	12,406
Accrued Trustees' fees	3,301
Other accrued expenses and payables	201,876
Total liabilities	220,083
Net assets, at value	$349,427,310
Net Assets Consist of
Undistributed net investment income	26,926
Accumulated net realized gain (loss)	16,691
Paid-in capital	349,383,693
Net assets, at value	$349,427,310

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities as of October 31, 2013 (Unaudited) (continued)
Net Asset Value	Money Market Portfolio
Davidson Cash Equivalent Shares Net Asset Value, offering and redemption price per share ($6,261,940 ÷ 6,253,252 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00
Davidson Cash Equivalent Plus Shares Net Asset Value, offering and redemption price per share ($612,217 ÷ 611,369 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00
Premium Reserve Money Market Shares Net Asset Value, offering and redemption price per share ($51,807,829 ÷ 51,736,004 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00
Service Shares Net Asset Value, offering and redemption price per share ($290,745,324 ÷ 290,342,171 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00

The accompanying notes are an integral part of the financial statements.

Statement of Operations
for the six months ended October 31, 2013 (Unaudited)
Investment Income	Money Market Portfolio
Income: Interest	$865,113
Expenses: Management fee	828,937
Services to shareholders	1,261,573
Distribution and service fees	2,915,982
Custodian fee	24,316
Professional fees	66,765
Reports to shareholders	88,937
Registration fees	53,219
Trustees' fees and expenses	16,419
Other	21,686
Total expenses before expense reductions	5,277,834
Expense reductions	(4,477,559)
Total expenses after expense reductions	800,275
Net investment income	64,838
Net realized gain (loss) from investments	30,542
Net increase (decrease) in net assets resulting from operations	$95,380

The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets
	Money Market Portfolio
Increase (Decrease) in Net Assets	Six Months Ended October 31, 2013 (Unaudited)	Year Ended April 30, 2013
Operations: Net investment income	$64,838	$241,606
Net realized gain (loss)	30,542	9,230
Net increase in net assets resulting from operations	95,380	250,836
Distributions to shareholders from: Net investment income: Capital Assets Funds Shares	(20,663)	(135,785)
Capital Assets Funds Preferred Shares	(86)	(1,152)
Davidson Cash Equivalent Shares	(318)	(895)
Davidson Cash Equivalent Plus Shares	(25)	(69)
Premium Reserve Money Market Shares	(1,947)	(5,207)
Service Shares	(41,816)	(98,502)
Return of capital: Capital Assets Funds Shares	(143,370)	—
Capital Assets Funds Preferred Shares	(601)	—
Davidson Cash Equivalent Shares	(2,203)	—
Davidson Cash Equivalent Plus Shares	(171)	—
Premium Reserve Money Market Shares	(13,508)	—
Service Shares	(290,147)	—
Net realized gains: Capital Assets Funds Shares	—	(4,805)
Capital Assets Funds Preferred Shares	—	(18)
Davidson Cash Equivalent Shares	—	(64)
Davidson Cash Equivalent Plus Shares	—	(6)
Premium Reserve Money Market Shares	—	(447)
Service Shares	—	(6,802)
Total distributions	(514,855)	(253,752)
Fund share transactions: Proceeds from shares sold	596,231,166	1,530,799,135
Reinvestment of distributions	162,577	251,713
Cost of shares redeemed	(1,826,928,342)	(1,744,126,197)
Net increase (decrease) in net assets from Fund share transactions	(1,230,534,599)	(213,075,349)
Increase (decrease) in net assets	(1,230,954,074)	(213,078,265)
Net assets at beginning of period	1,580,381,384	1,793,459,649
Net assets at end of period (including undistributed net investment income of $26,926 and $26,943, respectively)	$349,427,310	$1,580,381,384

The accompanying notes are an integral part of the financial statements.

Financial Highlights
Money Market Portfolio Premium Reserve Money Market Shares
Six Months Ended 10/31/13 (Unaudited)			Years Ended April 30,
			2013		2012		2011		2010		2009
Selected Per Share Data
Net asset value, beginning of period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00
Income (loss) from investment operations: Net investment income	.000	***	.000	***	.000	***	.000	***	.001		.016
Net realized gain (loss)	.000	***	.000	***	(.000	)***	.000	***	.000	***	.000 ***
Total from investment operations	.000	***	.000	***	.000	***	.000	***	.001		.016
Less distributions from: Net investment income	(.000	)***	(.000	)***	(.000	)***	(.000	)***	(.001)		(.016)
Return of capital	(.000	)***	—		—		—		—		—
Net realized gains	—		(.000	)***	—		—		(.000	)***	—
Total distributions	(.000	)***	(.000	)***	(.000	)***	(.000	)***	(.001)		(.016)
Net asset value, end of period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00
Total Return (%)	.04	a,b**	.01	a	.01	a	.01	a	.06	a	1.65
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	52		57		54		62		70		411
Ratio of expenses before expense reductions (%)	.63	*	.61		.61		.58		.56		.56
Ratio of expenses after expense reductions (%)	.18	*	.28		.26		.35		.46		.56
Ratio of net investment income (%)	.01	*	.01		.01		.01		.05		1.60
a Total return would have been lower had certain expenses not been reduced.
b Total return includes return of capital of 0.03%. Excluding this return of capital, total return would have been 0.01%.
* Annualized
** Not annualized
*** Amount is less than $.0005.

Notes to Financial Statements (Unaudited)

A. Organization and Significant Accounting Policies

Cash Account Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end investment management company organized as a Massachusetts business trust.

The Trust offers three funds: Money Market Portfolio, Government & Agency Securities Portfolio and Tax-Exempt Portfolio. These financial statements report on Money Market Portfolio (the "Fund").

Money Market Portfolio offers four classes of shares: Davidson Cash Equivalent Shares, Davidson Cash Equivalent Plus Shares, Premium Reserve Money Market Shares and Service Shares. The Capital Assets Funds Preferred Shares class and the Capital Assets Funds Shares class were terminated on September 10, 2013 and are no longer offered.

The financial highlights for all classes of shares, other than Premium Reserve Money Market Shares, are provided separately and are available upon request.

The Fund's investment income, realized gains and losses, and certain Fund-level expenses and expense reductions, if any, are borne pro rata on the basis of relative net assets by the holders of all classes of shares of the Fund, except that each class bears certain expenses unique to that class such as distribution and service fees, services to shareholders and certain other class-specific expenses. Differences in class-level expenses may result in payment of different per share dividends by class. All shares of the Trust have equal rights with respect to voting subject to class-specific arrangements.

The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates. Actual results could differ from those estimates. The policies described below are followed consistently by the Fund in the preparation of its financial statements.

Security Valuation. Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Fund values all securities utilizing the amortized cost method permitted in accordance with Rule 2a-7 under the 1940 Act and certain conditions therein. Under this method, which does not take into account unrealized capital gains or losses on securities, an instrument is initially valued at its cost and thereafter assumes a constant accretion/amortization rate to maturity of any discount or premium. Securities held by the Fund are reflected as Level 2 because the securities are valued at amortized cost (which approximates fair value) and, accordingly, the inputs used to determine value are not quoted prices in an active market.

Disclosure about the classification of fair value measurements is included in a table following the Fund's Investment Portfolio.

Repurchase Agreements. The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, with certain banks and broker/dealers whereby the Fund, through its custodian or a sub-custodian bank, receives delivery of the underlying securities, the amount of which at the time of purchase and each subsequent business day is required to be maintained at such a level that the market value is equal to at least the principal amount of the repurchase price plus accrued interest. The custodial bank or another designated subcustodian holds the collateral in a separate account until the agreement matures. If the value of the securities falls below the principal amount of the repurchase agreement plus accrued interest, the financial institution deposits additional collateral by the following business day. If the financial institution either fails to deposit the required additional collateral or fails to repurchase the securities as agreed, the Fund has the right to sell the securities and recover any resulting loss from the financial institution. If the financial institution enters into bankruptcy, the Fund's claims on the collateral may be subject to legal proceedings.

As of October 31, 2013, the Fund had investments in repurchase agreements with a gross value of $18,000,000. The value of the related collateral exceeded the value of the repurchase agreements at period end. The detail of the related collateral is included in the footnotes following the Fund's Investment Portfolio.

Federal Income Taxes. The Fund's policy is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies and to distribute all of its taxable and tax-exempt income to its shareholders.

At April 30, 2013, the Fund had a net tax basis capital loss carryforward of approximately $14,000 of post-enactment short-term losses, which may be applied against realized net taxable capital gains indefinitely.

The Fund has reviewed the tax positions for the open tax years as of April 30, 2013 and has determined that no provision for income tax is required in the Fund's financial statements. The Fund's federal tax returns for the prior three fiscal years remain open subject to examination by the Internal Revenue Service.

Distribution of Income. Net investment income of the Fund is declared as a daily dividend and is distributed to shareholders monthly. The Fund may take into account capital gains and losses in its daily dividend declarations. The Fund may also make additional distributions for tax purposes if necessary.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Temporary book and tax basis differences will reverse in a subsequent period. There were no significant book-to-tax differences for the Fund.

The tax character of current year distributions will be determined at the end of the current fiscal year.

Expenses. Expenses of the Trust arising in connection with a specific Fund are allocated to that Fund. Other Trust expenses which cannot be directly attributed to a Fund are apportioned pro rata on the basis of relative net assets among the funds in the Trust based upon the relative net assets or other appropriate measures.

Contingencies. In the normal course of business, the Fund may enter into contracts with service providers that contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet been made. However, based on experience, the Fund expects the risk of loss to be remote.

Other. Investment transactions are accounted for on trade date. Interest income is recorded on the accrual basis. Realized gains and losses from investment transactions are recorded on an identified cost basis and may include proceeds from litigation. All discounts and premiums are accreted/amortized for both tax and financial reporting purposes.

B. Related Parties

Management Agreement. Under an Investment Management Agreement with Deutsche Investment Management Americas Inc. ("DIMA" or the "Advisor"), an indirect, wholly owned subsidiary of Deutsche Bank AG, the Advisor directs the investments of the Fund in accordance with its investment objectives, policies and restrictions. The Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Fund. In addition to portfolio management services, the Advisor provides certain administrative services in accordance with the Investment Management Agreement to the Fund.

The Fund pays a monthly management fee based on the combined average daily net assets of the three funds of the Trust and allocated to Money Market Portfolio based on its relative net assets, accrued daily and payable monthly, at 1/12 of the following annual rates:
First $500 million of the Funds' combined average daily net assets	.220%
Next $500 million of such net assets	.200%
Next $1 billion of such net assets	.175%
Next $1 billion of such net assets	.160%
Over $3 billion of such net assets	.150%

The Advisor has agreed to voluntarily waive expenses. The voluntary waiver may be changed or terminated at any time without notice. Under these arrangements, the Advisor waived certain expenses on Premium Reserve Money Market Shares.

Accordingly, for the six months ended October 31, 2013, the Advisor earned a management fee on the Fund aggregating $828,937, of which $515,112 was waived, resulting in an annualized effective rate of 0.06% of the Fund's average daily net assets.

In addition, the Advisor has agreed to maintain expenses of certain other classes of the Trust. These rates are disclosed in the respective share classes' annual reports that are provided separately and are available upon request.

Service Provider Fees. DWS Investments Service Company ("DISC"), an affiliate of the Advisor, is the transfer agent, dividend-paying agent and shareholder service agent for the Fund. Pursuant to a sub-transfer agency agreement between DISC and DST Systems, Inc. ("DST"), DISC has delegated certain transfer agent, dividend-paying agent and shareholder service agent functions to DST. DISC compensates DST out of the shareholder servicing fee it receives from the Fund. For the six months ended October 31, 2013, the amounts charged to the Fund by DISC were as follows:
Money Market Portfolio:	Total Aggregated	Waived	Unpaid at October 31, 2013
Capital Assets Funds Shares	$356,380	$313,568	$1,127
Capital Assets Funds Preferred Shares	683	683	—
Davidson Cash Equivalent Shares	9,843	8,073	1,263
Davidson Cash Equivalent Plus Shares	750	599	137
Premium Reserve Money Market Shares	35,744	23,833	7,725
Service Shares	845,109	699,709	39,015
	$1,248,509	$1,046,465	$49,267

Pursuant to a fund accounting agreement between DIMA and the Fund, DIMA is responsible for computing the daily net asset value per share and maintaining the portfolio and general accounting records of the Fund. DIMA has delegated certain fund accounting and record-keeping services to State Street Bank and Trust Company. The costs and expenses of such delegation are paid by DIMA. The Fund paid no fee to DIMA for fund accounting and record-keeping services provided under the fund accounting agreement during the period.

Distribution Service Agreement. Under the Distribution Service Agreement, in accordance with Rule 12b-1 under the 1940 Act, DWS Investments Distributors, Inc. ("DIDI"), an affiliate of the Advisor, receives a fee ("Distribution Fee"), calculated as a percentage of average daily net assets for the shares listed in the following table.

For the six months ended October 31, 2013, the Distribution Fee was as follows:
Money Market Portfolio:	Distribution Fee	Waived	Annualized Effective Rate	Contractual Rate (Up To)
Capital Assets Funds Shares	$470,422	$470,422	.00%	.33%
Capital Assets Funds Preferred Shares	910	910	.00%	.20%
Davidson Cash Equivalent Shares	10,937	10,937	.00%	.30%
Davidson Cash Equivalent Plus Shares	721	721	.00%	.25%
Service Shares	2,006,892	2,006,892	.00%	.60%
	$2,489,882	$2,489,882

In addition, DIDI provides information and administrative services for a fee ("Service Fee") for the shares listed in the following table. A portion of these fees may be paid pursuant to a Rule 12b-1 plan.

For the six months ended October 31, 2013, the Service Fee was as follows:
Money Market Portfolio:	Service Fee	Waived	Annualized Effective Rate	Contractual Rate (Up To)
Capital Assets Funds Shares	$356,380	$356,380	.00%	.25%
Capital Assets Funds Preferred Shares	455	455	.00%	.10%
Davidson Cash Equivalent Shares	9,114	9,114	.00%	.25%
Davidson Cash Equivalent Plus Shares	577	577	.00%	.20%
Premium Reserve Money Market Shares	59,574	59,574	.00%	.25%
	$426,100	$426,100

Typesetting and Filing Service Fees. Under an agreement with DIMA, DIMA is compensated for providing typesetting and certain regulatory filing services to the Fund. For the six months ended October 31, 2013, the amount charged to the Fund by DIMA included in the Statement of Operations under "reports to shareholders" was as follows:
Fund	Total Aggregated	Unpaid at October 31, 2013
Money Market Portfolio	$19,637	$7,087

Trustees' Fees and Expenses. The Fund paid retainer fees to each Trustee not affiliated with the Advisor, plus specified amounts to the Board Chairperson and Vice Chairperson and to each committee Chairperson.

C. Concentration of Ownership

From time to time, the Fund may have a concentration of several shareholder accounts holding a significant percentage of shares outstanding. Investment activities of these shareholders could have a material impact on the Fund.

At October 31, 2013, three shareholders account held approximately 57%, 13% and 12% of the outstanding shares of the Fund.

D. Line of Credit

The Fund and other affiliated funds (the "Participants") share in a $375 million revolving credit facility provided by a syndication of banks. The Fund may borrow for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee which is allocated based on net assets, among each of the Participants. Interest is calculated at a rate per annum equal to the sum of the Federal Funds Rate plus 1.25 percent plus, if LIBOR exceeds the Federal Funds Rate, the amount of such excess. The Fund may borrow up to a maximum of 33 percent of its net assets under the agreement. The Fund had no outstanding loans at October 31, 2013.

E. Share Transactions

The following table summarizes share and dollar activity in the Fund:

Money Market Portfolio
	Six Months Ended October 31, 2013		Year Ended April 30, 2013
	Shares	Dollars	Shares	Dollars
Shares sold
Capital Assets Funds Shares	106,732,273	$106,732,273	629,975,145	$629,975,145
Capital Assets Funds Preferred Shares	973,753	973,753	15,876,680	15,876,680
Davidson Cash Equivalent Shares	9,874,710	9,874,710	4,424,439	4,424,439
Davidson Cash Equivalent Plus Shares	668,277	668,277	667,261	667,261
Premium Reserve Money Market Shares	60,441,188	60,441,188	119,393,312	119,393,312
Service Shares	417,540,965	417,540,965	760,462,298	760,462,298
		$596,231,166		$1,530,799,135
Shares issued to shareholders in reinvestment of distributions
Capital Assets Funds Shares	26,946	$26,946	140,590	$140,590
Capital Assets Funds Preferred Shares	211	211	1,170	1,170
Davidson Cash Equivalent Shares	2,496	2,496	959	959
Davidson Cash Equivalent Plus Shares	194	194	75	75
Premium Reserve Money Market Shares	10,916	10,916	3,797	3,797
Service Shares	121,814	121,814	105,122	105,122
		$162,577		$251,713
Shares redeemed
Capital Assets Funds Shares	(689,335,717)	$(689,335,717)	(780,874,399)	$(780,874,399)
Capital Assets Funds Preferred Shares	(2,669,105)	(2,669,105)	(16,735,077)	(16,735,077)
Davidson Cash Equivalent Shares	(11,228,524)	(11,228,524)	(6,174,353)	(6,174,353)
Davidson Cash Equivalent Plus Shares	(640,358)	(640,358)	(791,706)	(791,706)
Premium Reserve Money Market Shares	(65,657,068)	(65,657,068)	(116,890,479)	(116,890,479)
Service Shares	(1,057,397,570)	(1,057,397,570)	(822,660,183)	(822,660,183)
		$(1,826,928,342)		$(1,744,126,197)
Net increase (decrease)
Capital Assets Funds Shares	(582,576,498)	$(582,576,498)	(150,758,664)	$(150,758,664)
Capital Assets Funds Preferred Shares	(1,695,141)	(1,695,141)	(857,227)	(857,227)
Davidson Cash Equivalent Shares	(1,351,318)	(1,351,318)	(1,748,955)	(1,748,955)
Davidson Cash Equivalent Plus Shares	28,113	28,113	(124,370)	(124,370)
Premium Reserve Money Market Shares	(5,204,964)	(5,204,964)	2,506,630	2,506,630
Service Shares	(639,734,791)	(639,734,791)	(62,092,763)	(62,092,763)
		$(1,230,534,599)		$(213,075,349)

Information About Your Fund's Expenses

As an investor of the Fund, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Fund expenses. Examples of transaction costs include account maintenance fees, which are not shown in this section. The following tables are intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. In the most recent six-month period, the Fund limited these expenses; had it not done so, expenses would have been higher for the Premium Reserve Money Market Shares. The example in the table is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (May 1, 2013 to October 31, 2013).

The tables illustrate your Fund's expenses in two ways:

—Actual Fund Return. This helps you estimate the actual dollar amount of ongoing expenses (but not transaction costs) paid on a $1,000 investment in the Fund using the Fund's actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Expenses Paid per $1,000" line under the share class you hold.

— Hypothetical 5% Fund Return. This helps you to compare your Fund's ongoing expenses (but not transaction costs) with those of other mutual funds using the Fund's actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs. The "Expenses Paid per $1,000" line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expense of owning different funds. If these transaction costs had been included, your costs would have been higher.

Expenses and Value of a $1,000 Investment for the six months ended October 31, 2013 (Unaudited)
Actual Fund Return	Premium Reserve Money Market Shares
Beginning Account Value 5/1/13	$1,000.00
Ending Account Value 10/31/13	$1,000.35
Expenses Paid per $1,000*	$.91
Hypothetical 5% Fund Return
Beginning Account Value 5/1/13	$1,000.00
Ending Account Value 10/31/13	$1,024.30
Expenses Paid per $1,000*	$.92
* Expenses are equal to the Fund's annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by 184 (the number of days in the most recent six-month period), then divided by 365.

Annualized Expense Ratios
Premium Reserve Money Market Shares	.18%
For more information, please refer to the Fund's prospectus.
For an analysis of the fees associated with an investment in the Fund or similar funds, please refer to http://apps.finra.org/fundanalyzer/1/fa.aspx.

Other Information

Proxy Voting

The Fund's policies and procedures for voting proxies for portfolio securities and information about how the Fund voted proxies related to its portfolio securities during the 12-month period ended June 30 are available on our Web site — dws-investments.com (click on "proxy voting" at the bottom of the page) — or on the SEC's Web site — sec.gov. To obtain a written copy of the Fund's policies and procedures without charge, upon request, call us toll free at (800) 728-3337.

Portfolio Holdings

Following the Fund's fiscal first and third quarter-end, a complete portfolio holdings listing is filed with the SEC on Form N-Q. In addition, each month, information about the Fund and its portfolio holdings is filed with the SEC on Form N-MFP. The SEC delays the public availability of the information filed on Form N-MFP for 60 days after the end of the reporting period included in the filing. These forms will be available on the SEC's Web site at sec.gov, and they may also be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the SEC's Public Reference Room may be obtained by calling (800) SEC-0330. The Fund's portfolio holdings are also posted on dws-investments.com from time to time. Please see the Fund's current prospectus for more information.

Money Market Fund Reform

In June 2013, the SEC proposed money market fund reform intended to address perceived systemic risks associated with money market funds and to improve transparency for money market fund investors. The Financial Stability Oversight Council (FSOC), a board of U.S. regulators established by the Dodd-Frank Act, had also previously proposed similar recommendations for money market fund reform. If one or more of the SEC or FSOC proposals for money market fund reform were to be adopted in the future, such regulatory action may affect the fund's operations and/or return potential.

Advisory Agreement Board Considerations and Fee Evaluation

The Board of Trustees approved the renewal of Money Market Portfolio's investment management agreement (the "Agreement") with Deutsche Investment Management Americas Inc. ("DIMA") in September 2013.

In terms of the process that the Board followed prior to approving the Agreement, shareholders should know that:

— In September 2013, all but one of the Fund's Trustees were independent of DIMA and its affiliates.

— The Trustees met frequently during the past year to discuss fund matters and dedicated a substantial amount of time to contract review matters. Over the course of several months, the Board's Contract Committee, in coordination with the Board's Fixed Income and Asset Allocation Oversight Committee, reviewed comprehensive materials received from DIMA, independent third parties and independent counsel. These materials included an analysis of the Fund's performance, fees and expenses, and profitability compiled by a fee consultant retained by the Fund's Independent Trustees (the "Fee Consultant"). The Board also received extensive information throughout the year regarding performance of the Fund.

— The Independent Trustees regularly meet privately with their independent counsel to discuss contract review and other matters. In addition, the Independent Trustees were also advised by the Fee Consultant in the course of their review of the Fund's contractual arrangements and considered a comprehensive report prepared by the Fee Consultant in connection with their deliberations.

— In connection with reviewing the Agreement, the Board also reviewed the terms of the Fund's Rule 12b-1 plan, distribution agreement, transfer agency agreement and other material service agreements.

— Based on its evaluation of the information provided, the Contract Committee presented its findings and recommendations to the Board. The Board then reviewed the Contract Committee's findings and recommendations.

In connection with the contract review process, the Contract Committee and the Board considered the factors discussed below, among others. The Board also considered that DIMA and its predecessors have managed the Fund since its inception, and the Board believes that a long-term relationship with a capable, conscientious advisor is in the best interests of the Fund. The Board considered, generally, that shareholders chose to invest or remain invested in the Fund knowing that DIMA managed the Fund. DIMA is part of Deutsche Bank AG, a major global banking institution that is engaged in a wide range of financial services. The Board believes that there are advantages to being part of a global asset management business that offers a wide range of investing expertise and resources, including hundreds of portfolio managers and analysts with research capabilities in many countries throughout the world.

As part of the contract review process, the Board carefully considered the fees and expenses of each DWS fund overseen by the Board in light of the fund's performance. In many cases, this led to a negotiation with DIMA of lower expense caps as part of the 2012 and 2013 contract review processes than had previously been in place. As part of these negotiations, the Board indicated that it would consider relaxing these new lower caps in future years following sustained improvements in performance, among other considerations.

In June 2012, Deutsche Bank AG ("DB"), DIMA's parent company, announced that DB would combine its Asset Management (of which DIMA was a part) and Wealth Management divisions. DB has advised the Independent Trustees that the U.S. asset management business is a critical and integral part of DB, and that it has, and will continue to, reinvest a significant portion of the substantial savings it expects to realize by combining its Asset Management and Wealth Management divisions into the new Asset and Wealth Management ("AWM") division, including ongoing enhancements to its investment capabilities. DB also has confirmed its commitment to maintaining strong legal and compliance groups within the AWM division.

While shareholders may focus primarily on fund performance and fees, the Fund's Board considers these and many other factors, including the quality and integrity of DIMA's personnel and such other issues as back-office operations, fund valuations, and compliance policies and procedures.

Nature, Quality and Extent of Services. The Board considered the terms of the Agreement, including the scope of advisory services provided under the Agreement. The Board noted that, under the Agreement, DIMA provides portfolio management services and administrative services to the Fund. The Board considered the experience and skills of senior management and investment personnel, the resources made available to such personnel, the ability of DIMA to attract and retain high-quality personnel, and the organizational depth and stability of DIMA. The Board reviewed the Fund's performance over short-term and long-term periods and compared those returns to various agreed-upon performance measures, including a peer universe compiled by the Fee Consultant using information supplied by iMoneyNet, an independent fund data service. The Board also noted that it has put into place a process of identifying "Focus Funds" (e.g., funds performing poorly relative to their benchmark or a peer universe compiled by an independent fund data service), and receives more frequent reporting and information from DIMA regarding such funds, along with DIMA's remedial plans to address underperformance. The Board believes this process is an effective manner of identifying and addressing underperforming funds. Based on the information provided, the Board noted that for the one- and three-year periods ended December 31, 2012, the Fund's gross performance (Service Shares) was in the 1st quartile of the applicable iMoneyNet universe (the 1st quartile being the best performers and the 4th quartile being the worst performers).

Fees and Expenses. The Board considered the Fund's investment management fee schedule, operating expenses and total expense ratios, and comparative information provided by Lipper Inc. ("Lipper") and the Fee Consultant regarding investment management fee rates paid to other investment advisors by similar funds (1st quartile being the most favorable and 4th quartile being the least favorable). With respect to management fees paid to other investment advisors by similar funds, the Board noted that the contractual fee rates paid by the Fund were lower than the median (1st quartile) of the applicable Lipper peer group (based on Lipper data provided as of December 31, 2012). Based on Lipper data provided as of December 31, 2012, the Board noted that the Fund's total (net) operating expenses were higher than the median of the applicable Lipper expense universe for Davidson Cash Equivalent Shares (4th quartile), Davidson Cash Equivalent Plus Shares (4th quartile), Premium Reserve Money Market Shares (3rd quartile) and Service Shares (4th quartile). The Board considered the Fund's management fee rate as compared to fees charged by DIMA to comparable funds and considered differences between the Fund and the comparable funds. The Board also considered how the Fund's total (net) operating expenses compared to the total (net) operating expenses of a more customized peer group selected by Lipper (based on such factors as asset size). The Board noted the significant voluntary fee waivers implemented by DIMA to ensure the Fund maintained a positive yield.

The information considered by the Board as part of its review of management fees included information regarding fees charged by DIMA and its affiliates to similar institutional accounts and to similar funds offered primarily to European investors ("DWS Europe funds"), in each case as applicable. The Board observed that advisory fee rates for institutional accounts generally were lower than the management fees charged by similarly managed DWS U.S. mutual funds ("DWS Funds"), but also took note of the differences in services provided to DWS Funds as compared to institutional accounts. In the case of DWS Europe funds, the Board observed that fee rates for DWS Europe funds generally were higher than for similarly managed DWS Funds, but noted that differences in the types of services provided to DWS Funds relative to DWS Europe funds made it difficult to compare such fees.

On the basis of the information provided, the Board concluded that management fees were reasonable and appropriate in light of the nature, quality and extent of services provided by DIMA.

Profitability. The Board reviewed detailed information regarding revenues received by DIMA under the Agreement. The Board considered the estimated costs and pre-tax profits realized by DIMA from advising the DWS Funds, as well as estimates of the pre-tax profits attributable to managing the Fund in particular. The Board also received information regarding the estimated enterprise-wide profitability of DWS and its affiliates with respect to all fund services in totality and by fund. The Board and the Fee Consultant reviewed DIMA's methodology in allocating its costs to the management of the Fund. Based on the information provided, the Board concluded that the pre-tax profits realized by DIMA in connection with the management of the Fund were not unreasonable. The Board also reviewed information regarding the profitability of certain similar investment management firms. The Board noted that while information regarding the profitability of such firms is limited (and in some cases is not necessarily prepared on a comparable basis), DIMA and its affiliates' overall profitability with respect to the DWS fund complex (after taking into account distribution and other services provided to the funds by DIMA and its affiliates) was lower than the overall profitability levels of many comparable firms for which such data was available.

Economies of Scale. The Board considered whether there are economies of scale with respect to the management of the Fund and whether the Fund benefits from any economies of scale. The Board noted that the Fund's management fee schedule includes fee breakpoints. The Board concluded that the Fund's fee schedule represents an appropriate sharing between the Fund and DIMA of such economies of scale as may exist in the management of the Fund at current asset levels.

Other Benefits to DIMA and Its Affiliates. The Board also considered the character and amount of other incidental benefits received by DIMA and its affiliates, including any fees received by an affiliate of DIMA for distribution services. The Board also considered benefits to DIMA related to brokerage and soft-dollar allocations, including allocating brokerage to pay for research generated by parties other than the executing broker dealers, which pertain primarily to funds investing in equity securities, along with the incidental public relations benefits to DIMA related to DWS Funds advertising and cross-selling opportunities among DIMA products and services. The Board concluded that management fees were reasonable in light of these fallout benefits.

Compliance. The Board considered the significant attention and resources dedicated by DIMA to documenting and enhancing its compliance processes in recent years. The Board noted in particular (i) the experience and seniority of both DIMA's chief compliance officer and the Fund's chief compliance officer; (ii) the large number of DIMA compliance personnel; and (iii) the substantial commitment of resources by DIMA and its affiliates to compliance matters.

Based on all of the information considered and the conclusions reached, the Board unanimously determined that the continuation of the Agreement is in the best interests of the Fund. In making this determination, the Board did not give particular weight to any single factor identified above. The Board considered these factors over the course of numerous meetings, certain of which were in executive session with only the Independent Trustees and their independent counsel present. It is possible that individual Trustees may have weighed these factors differently in reaching their individual decisions to approve the continuation of the Agreement.

Privacy Statement
FACTS	What Does Deutsche Asset & Wealth Management Do With Your Personal Information?
Why?
Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share and protect your personal information. Please read this notice carefully to understand what we do.

What?
The types of personal information we collect and share can include:
— Social Security number
— Account balances
— Purchase and transaction history
— Bank account information
— Contact information such as mailing address, e-mail address and telephone number

How?
All financial companies need to share customers' personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers' personal information, the reasons Deutsche Asset & Wealth Management chooses to share and whether you can limit this sharing.

Reasons we can share your personal information	Does Deutsche Asset & Wealth Management share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders or legal investigations	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We do not share
For our affiliates' everyday business purposes — information about your transactions and experiences	No	We do not share
For our affiliates' everyday business purposes — information about your creditworthiness	No	We do not share
For non-affiliates to market to you	No	We do not share
Questions?	Call (800) 728-3337 or e-mail us at service@dws.com

Who we are
Who is providing this notice?	DWS Investments Distributors, Inc.; Deutsche Investment Management Americas Inc.; DeAM Investor Services, Inc.; DWS Trust Company; the DWS Funds
What we do
How does Deutsche Asset & Wealth Management protect my personal information?
To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

How does Deutsche Asset & Wealth Management collect my personal information?
We collect your personal information, for example. When you:
— open an account
— give us your contact information
— provide bank account information for ACH or wire transactions
— tell us where to send money
— seek advice about your investments

Why can't I limit all sharing?
Federal law gives you the right to limit only
— sharing for affiliates' everyday business purposes — information about your creditworthiness
— affiliates from using your information to market to you
— sharing for non-affiliates to market to you
State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates
Companies related by common ownership or control. They can be financial or non-financial companies. Our affiliates include financial companies with the DWS or Deutsche Bank ("DB") name, such as DB AG Frankfurt and DB Alex Brown.

Non-affiliates
Companies not related by common ownership or control. They can be financial and non-financial companies.
Non-affiliates we share with include account service providers, service quality monitoring services, mailing service providers and verification services to help in the fight against money laundering and fraud.

Joint marketing	A formal agreement between non-affiliated financial companies that together market financial products or services to you. Deutsche Asset & Wealth Management does not jointly market.
Rev. 09/2013

Service Center
P.O. Box 219151
Kansas City, MO 64121-7195

PRESORTED
STANDARD
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PAID
COMPUTERSHARE

**CATP-3**
(R-033434-1 12/13)

October 31, 2013

Semiannual Report

to Shareholders

Government & Agency Securities Portfolio

DWS Government Cash Institutional Shares Fund #250

Government Cash

Managed Shares Fund #254

Contents
3 Portfolio Summary
4 Investment Portfolio
10 Statement of Assets and Liabilities
12 Statement of Operations
13 Statement of Changes in Net Assets
14 Financial Highlights
16 Notes to Financial Statements
25 Information About Your Fund's Expenses
27 Other Information
28 Advisory Agreement Board Considerations and Fee Evaluation
33 Privacy Statement

This report must be preceded or accompanied by a prospectus. To obtain a summary prospectus, if available, or prospectus for any of our funds, visit dws-investments.com. We advise you to consider the fund's objectives, risks, charges and expenses carefully before investing. The summary prospectus and prospectus contain this and other important information about the fund. Please read the prospectus carefully before you invest.

An investment in this fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or by any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund. The share price of money market funds can fall below the $1.00 share price. You should not rely on or expect the Advisor to enter into support agreements or take other actions to maintain the fund's $1.00 share price. The credit quality of the fund's holdings can change rapidly in certain markets, and the default of a single holding could have an adverse impact on the fund's share price. The fund's share price can also be negatively affected during periods of high redemption pressures and/or illiquid markets. The actions of a few large investors in one class of shares of the fund may have a significant adverse effect on the share prices of all classes of shares of the fund. See the prospectus for specific details regarding the fund's risk profile.

Deutsche Asset & Wealth Management represents the asset management and wealth management activities conducted by Deutsche Bank AG or any of its subsidiaries, including the Advisor and DWS Investments Distributors, Inc.

NOT FDIC/NCUA INSURED NO BANK GUARANTEE MAY LOSE VALUE NOT A DEPOSIT NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY

Portfolio Summary (Unaudited)

Investment Portfolio as of October 31, 2013 (Unaudited)

Government & Agency Securities Portfolio
	Principal Amount ($)	Value ($)

Government & Agency Obligations 50.0%
U.S. Government Sponsored Agencies 46.1%
Federal Farm Credit Bank:
0.1%*, 4/7/2014	55,000,000	54,976,014
0.124%**, 2/6/2014	75,000,000	75,000,000
0.13%**, 2/2/2015	25,000,000	24,995,245
0.141%**, 10/27/2014	36,000,000	36,005,577
0.151%**, 11/26/2014	22,000,000	22,003,659
0.153%**, 10/20/2014	60,000,000	60,003,306
0.19%, 12/13/2013	15,000,000	15,000,000
Federal Home Loan Bank:
0.02%*, 12/9/2013	20,000,000	19,999,578
0.045%*, 2/24/2014	50,000,000	49,992,812
0.049%*, 1/9/2014	7,500,000	7,499,281
0.05%*, 1/21/2014	10,000,000	9,998,875
0.059%*, 12/9/2013	35,000,000	34,997,783
0.1%, 11/20/2013	25,000,000	24,999,800
0.1%**, 4/25/2014	38,000,000	38,000,000
0.102%**, 4/22/2014	62,000,000	61,999,991
0.119%*, 1/10/2014	25,000,000	24,994,167
0.125%, 3/27/2014	15,000,000	14,996,580
0.13%, 3/19/2014	12,000,000	11,999,151
0.14%, 5/22/2014	20,000,000	19,998,667
0.144%*, 4/9/2014	12,000,000	11,992,315
0.149%*, 2/18/2014	55,000,000	54,975,021
0.149%*, 4/9/2014	60,000,000	59,960,250
0.15%**, 11/15/2013	12,500,000	12,499,806
0.16%**, 11/8/2013	27,000,000	26,999,794
0.16%, 12/19/2013	15,000,000	14,999,874
0.17%, 3/25/2014	15,000,000	14,999,286
0.17%, 8/1/2014	28,000,000	27,998,480
0.17%, 9/5/2014	35,000,000	34,994,832
0.172%*, 4/11/2014	37,500,000	37,471,070
0.18%, 3/7/2014	22,500,000	22,499,502
0.185%**, 11/4/2013	49,000,000	48,999,898
0.28%, 11/14/2013	10,000,000	10,000,436
0.875%, 12/27/2013	12,000,000	12,012,859
2.375%, 3/14/2014	10,000,000	10,079,724
Federal Home Loan Mortgage Corp.:
0.079%*, 1/8/2014	22,500,000	22,496,600
0.08%*, 4/24/2014	15,000,000	14,994,200
0.081%*, 11/4/2013	10,000,000	9,999,917
0.09%*, 3/26/2014	32,000,000	31,988,400
0.09%*, 5/13/2014	12,500,000	12,493,969
0.09%*, 5/22/2014	10,000,000	9,994,950
0.098%*, 12/17/2013	8,000,000	7,998,978
0.098%*, 12/19/2013	25,000,000	24,996,667
0.099%*, 12/20/2013	50,000,000	49,993,194
0.099%*, 2/20/2014	25,000,000	24,992,292
0.099%*, 3/5/2014	30,000,000	29,989,667
0.1%*, 6/4/2014	15,000,000	14,991,042
0.104%*, 11/19/2013	17,000,000	16,999,065
0.109%*, 1/21/2014	10,000,000	9,997,525
0.109%*, 1/22/2014	15,000,000	14,996,242
0.109%*, 3/19/2014	30,000,000	29,987,350
0.119%*, 3/12/2014	10,000,000	9,995,633
0.129%*, 3/25/2014	10,000,000	9,994,800
0.139%*, 4/22/2014	10,000,000	9,993,311
0.163%*, 7/7/2014	25,000,000	24,971,755
1.375%, 2/25/2014	15,000,000	15,058,589
4.5%, 4/2/2014	10,000,000	10,180,244
Federal National Mortgage Association:
0.079%*, 1/2/2014	30,000,000	29,995,867
0.1%*, 6/2/2014	30,000,000	29,982,250
0.119%*, 2/24/2014	10,000,000	9,996,167
0.14%*, 6/2/2014	18,000,000	17,985,090
1.25%, 2/27/2014	28,000,000	28,099,007
2.75%, 3/13/2014	58,000,000	58,544,970
		1,589,651,374
U.S. Treasury Obligations 3.9%
U.S. Treasury Notes:
0.5%, 8/15/2014	31,000,000	31,085,342
0.75%, 12/15/2013	35,000,000	35,024,666
1.0%, 1/15/2014	32,500,000	32,563,855
1.75%, 1/31/2014	15,251,000	15,312,335
2.375%, 9/30/2014	11,700,000	11,935,886
2.625%, 6/30/2014	7,500,000	7,623,490
		133,545,574
Total Government & Agency Obligations (Cost $1,723,196,948)		1,723,196,948

Repurchase Agreements 41.0%
Barclays Capital, 0.08%, dated 10/31/2013, to be repurchased at $92,000,204 on 11/1/2013 (a)	92,000,000	92,000,000
BNP Paribas, 0.1%, dated 10/31/2013, to be repurchased at $78,000,217 on 11/1/2013 (b)	78,000,000	78,000,000
BNP Paribas, 0.11%, dated 10/31/2013, to be repurchased at $100,000,306 on 11/1/2013 (c)	100,000,000	100,000,000
Citigroup Global Markets, Inc., 0.06%, dated 10/28/2013, to be repurchased at $100,001,167 on 11/4/2013 (d)	100,000,000	100,000,000
Citigroup Global Markets, Inc., 0.09%, dated 10/31/2013, to be repurchased at $41,000,103 on 11/1/2013 (e)	41,000,000	41,000,000
Credit Suisse, 0.08%, dated 10/31/2013, to be repurchased at $100,000,222 on 11/1/2013 (f)	100,000,000	100,000,000
HSBC Securities, Inc., 0.08%, dated 10/31/2013, to be repurchased at $251,000,558 on 11/1/2013 (g)	251,000,000	251,000,000
HSBC Securities, Inc., 0.11%, dated 10/31/2013, to be repurchased at $114,000,348 on 11/1/2013 (h)	114,000,000	114,000,000
JPMorgan Securities, Inc., 0.09%, dated 10/31/2013, to be repurchased at $100,000,250 on 11/1/2013 (i)	100,000,000	100,000,000
Merrill Lynch & Co., Inc., 0.08%, dated 10/31/2013, to be repurchased at $35,000,078 on 11/1/2013 (j)	35,000,000	35,000,000
Morgan Stanley & Co., Inc., 0.11%, dated 10/31/2013, to be repurchased at $150,000,458 on 11/1/2013 (k)	150,000,000	150,000,000
The Goldman Sachs & Co., 0.1%, dated 10/31/2013, to be repurchased at $200,000,556 on 11/1/2013 (l)	200,000,000	200,000,000
The Toronto-Dominion Bank, 0.05%, dated 10/30/2013, to be repurchased at $50,000,486 on 11/6/2013 (m)	50,000,000	50,000,000
Total Repurchase Agreements (Cost $1,411,000,000)		1,411,000,000

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $3,134,196,948)†	91.0	3,134,196,948
Other Assets and Liabilities, Net	9.0	310,423,041
Net Assets	100.0	3,444,619,989

* Annualized yield at time of purchase; not a coupon rate.

** Floating rate securities' yields vary with a designated market index or market rate, such as the coupon-equivalent of the U.S. Treasury Bill rate. These securities are shown at their current rate as of October 31, 2013.

† The cost for federal income tax purposes was $3,134,196,948.

(a) Collateralized by $92,065,000 U.S. Treasury Notes, with the coupon rate from 2.13%, with maturity date of 8/31/2020 with a value of $93,840,087.

(b) Collateralized by:
Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
67,901,000	Federal Home Loan Mortgage Corp.	0.5-3.5	2/25/2014- 6/27/2028	67,428,468
11,910,000	Federal National Mortgage Association	1.25	1/30/2017	12,131,999
Total Collateral Value				79,560,467

(c) Collateralized by:
Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
33,589,895	Federal National Mortgage Association	3.0-4.0	7/1/2032- 11/1/2043	34,802,493
63,114,136	Government National Mortgage Association	3.5-4.5	2/15/2039- 10/20/2043	67,197,507
Total Collateral Value				102,000,000

(d) Collateralized by:
Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
11,060,769	Federal Home Loan Mortgage Corp.	1.274-19.497	12/15/2022-5/15/2043	10,300,879
180,187,340	Federal Home Loan Mortgage Corp. — Interest Only	Zero Coupon- 8.326	4/15/2027- 6/15/2042	29,130,145
12,535,733	Federal National Mortgage Association	2.533-19.734	12/25/2017-11/25/2042	10,739,188
125,309,067	Federal National Mortgage Association — Interest Only	4.5-6.58	8/25/2031- 8/25/2043	20,213,143
7,797	Federal National Mortgage Association — Principal Only	Zero Coupon	10/25/2019-11/25/2023	7,354
12,148,179	Government National Mortgage Association	0.71-22.321	12/20/2037-4/16/2047	4,351,130
198,246,002	Government National Mortgage Association — Interest Only	4.0-7.378	9/16/2034- 7/16/2043	27,941,566
Total Collateral Value				102,683,405

(e) Collateralized by $40,465,400 U.S. Treasury Notes, with the various coupon rates from 0.25-2.625%, with various maturity dates of 6/30/2014-8/31/2017 with a value of $41,820,102.

(f) Collateralized by $231,835,000 U.S. Treasury STRIPS, maturing on 2/15/2036 with a value of $102,000,449.

(g) Collateralized by $249,820,900 U.S. Treasury Notes, with the various coupon rates from 0.5-2.5%, with various maturity dates of 10/15/2014-3/31/2016 with a value of $256,020,263.

(h) Collateralized by:
Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
53,988,191	Government National Mortgage Association	5.0	9/20/2043	59,091,837
14,155,000	U.S. Treasury Bonds	2.875-4.25	11/15/2040-8/15/2043	14,297,481
23,355,700	U.S. Treasury Inflation-Indexed Notes	0.125-0.5	4/15/2015- 7/15/2022	25,052,215
16,357,000	U.S. Treasury Notes	0.25-4.875	11/30/2013-8/31/2019	16,427,256
3,940,000	U.S. Treasury STRIPS	Zero Coupon	11/15/2036-11/15/2041	1,415,416
Total Collateral Value				116,284,205

(i) Collateralized by:
Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
5,856,387	Federal Home Loan Mortgage Corp.	3.0-4.0	2/15/2033- 2/15/2041	5,969,688
651,943,937	Federal Home Loan Mortgage Corp. — Interest Only	2.5-6.0	9/15/2015- 4/15/2043	95,481,819
651,100	Federal National Mortgage Association	3.0	7/25/2033	549,417
Total Collateral Value				102,000,924

(j) Collateralized by $35,701,900 U.S. Treasury Bill, maturing on 1/2/2014 with a value of $35,700,008.

(k) Collateralized by:
Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
125,683,779	Federal Home Loan Mortgage Corp.	2.309-3.5	6/1/2032- 10/1/2043	129,339,237
22,375,923	Federal National Mortgage Association	3.421-4.0	2/1/2027- 3/1/2042	23,660,763
Total Collateral Value				153,000,000

(l) Collateralized by:
Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
20,316,072	Federal Home Loan Mortgage Corp.	11.552-38.496	9/15/2032- 5/15/2036	30,382,173
576,732,202	Federal Home Loan Mortgage Corp. — Interest Only	3.0-5.0	6/15/2027- 12/15/2042	81,400,355
22,346,807	Federal National Mortgage Association	6.0-38.879	10/25/2035-5/25/2043	36,384,588
430,822,876	Federal National Mortgage Association — Interest Only	2.5-4.5	11/25/2027-2/25/2033	55,832,884
Total Collateral Value				204,000,000

(m) Collateralized by:
Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
1,600	U.S. Treasury Bill	Zero Coupon	12/26/2013	1,600
12,813,300	U.S. Treasury Bond	2.75	11/15/2042	10,882,952
39,933,900	U.S. Treasury Notes	0.125-3.5	12/31/2013-2/15/2018	40,139,541
Total Collateral Value				51,024,093

Interest Only: Interest Only (IO) bonds represent the "interest only" portion of payments on a pool of underlying mortgages or mortgage-backed securities. IO securities are subject to prepayment risk of the pool of underlying mortgages.

Principal Only: Principal Only (PO) bonds represent the "principal only" portion of payments on a pool of underlying mortgages or mortgage-backed securities.

STRIPS: Separate Trading of Registered Interest and Principal Securities

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Securities held by the Fund are reflected as Level 2 because the securities are valued at amortized cost (which approximates fair value) and, accordingly, the inputs used to determine value are not quoted prices in an active market.

The following is a summary of the inputs used as of October 31, 2013 in valuing the Fund's investments. For information on the Fund's policy regarding the valuation of investments, please refer to the Security Valuation section of Note 1 in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total

Investments in Securities (n)	$—	$1,723,196,948	$—	$1,723,196,948
Repurchase Agreements	—	1,411,000,000	—	1,411,000,000
Total	$—	$3,134,196,948	$—	$3,134,196,948

There have been no transfers between fair value measurement levels during the period ended October 31, 2013.

(n) See Investment Portfolio for additional detailed categorizations.

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities
as of October 31, 2013 (Unaudited)
Assets	Government & Agency Securities Portfolio
Investments: Investments in securities, valued at amortized cost	$1,723,196,948
Repurchase agreements, valued at amortized cost	1,411,000,000
Investments in securities, at value (cost $3,134,196,948)	3,134,196,948
Cash	309,629,712
Receivable for Fund shares sold	82,624
Interest receivable	962,580
Due from Advisor	111
Other assets	65,884
Total assets	3,444,937,859
Liabilities
Payable for Fund shares redeemed	46,278
Distributions payable	37,051
Accrued Trustees' fees	32,232
Other accrued expenses and payables	202,309
Total liabilities	317,870
Net assets, at value	$3,444,619,989
Net Assets Consist of
Undistributed net investment income	201,501
Accumulated net realized gain (loss)	(436,981)
Paid-in capital	3,444,855,469
Net assets, at value	$3,444,619,989

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities as of October 31, 2013 (Unaudited) (continued)
Net Asset Value	Government & Agency Securities Portfolio
Capital Assets Funds Shares Net Asset Value, offering and redemption price per share ($16,754,447 ÷ 16,755,356 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00
Davidson Cash Equivalent Shares Net Asset Value, offering and redemption price per share ($15,937,321 ÷ 15,938,186 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00
Davidson Cash Equivalent Plus Shares Net Asset Value, offering and redemption price per share ($104,164,765 ÷ 104,170,419 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00
DWS Government & Agency Money Fund Net Asset Value, offering and redemption price per share ($111,969,730 ÷ 111,975,809 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00
DWS Government Cash Institutional Shares Net Asset Value, offering and redemption price per share ($2,933,255,034 ÷ 2,933,414,229 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00
Government Cash Managed Shares Net Asset Value, offering and redemption price per share ($209,590,275 ÷ 209,601,650 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00
Service Shares Net Asset Value, offering and redemption price per share ($52,948,417 ÷ 52,951,291 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00

The accompanying notes are an integral part of the financial statements.

Statement of Operations
for the six months ended October 31, 2013 (Unaudited)
Investment Income	Government & Agency Securities Portfolio
Income: Interest	$1,519,327
Expenses: Management fee	1,032,080
Administration fee	1,564,103
Services to shareholders	626,620
Distribution and service fees	902,819
Custodian fee	28,091
Professional fees	65,700
Reports to shareholders	68,581
Registration fees	61,006
Trustees' fees and expenses	58,519
Other	60,714
Total expenses before expense reductions	4,468,233
Expense reductions	(3,355,234)
Total expenses after expense reductions	1,112,999
Net investment income	406,328
Net realized gain (loss) from investments	(1,480)
Net increase (decrease) in net assets resulting from operations	$404,848

The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets
	Government & Agency Securities Portfolio
Increase (Decrease) in Net Assets	Six Months Ended October 31, 2013 (Unaudited)	Year Ended April 30, 2013
Operations: Net investment income	$406,328	$738,566
Net realized gain (loss)	(1,480)	11,278
Net increase in net assets resulting from operations	404,848	749,844
Distributions to shareholders from: Net investment income: Capital Assets Funds Shares	(4,402)	(17,994)
Davidson Cash Equivalent Shares	(919)	(2,284)
Davidson Cash Equivalent Plus Shares	(5,182)	(9,941)
DWS Government & Agency Money Fund	(5,437)	(12,034)
DWS Government Cash Institutional Shares	(375,422)	(662,372)
Government Cash Managed Shares	(11,875)	(24,703)
Service Shares	(3,095)	(9,225)
Total distributions	(406,332)	(738,553)
Fund share transactions: Proceeds from shares sold	11,148,609,939	17,983,371,115
Reinvestment of distributions	203,946	400,224
Cost of shares redeemed	(10,644,549,574)	(18,573,676,534)
Net increase (decrease) in net assets from Fund share transactions	504,264,311	(589,905,195)
Increase (decrease) in net assets	504,262,827	(589,893,904)
Net assets at beginning of period	2,940,357,162	3,530,251,066
Net assets at end of period (including undistributed net investment income of $201,501 and $201,505, respectively)	$3,444,619,989	$2,940,357,162

The accompanying notes are an integral part of the financial statements.

Financial Highlights
Government & Agency Securities Portfolio DWS Government Cash Institutional Shares
Six Months Ended 10/31/13 (Unaudited)			Years Ended April 30,
			2013		2012		2011		2010		2009
Selected Per Share Data
Net asset value, beginning of period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00
Income (loss) from investment operations: Net investment income	.000	***	.000	***	.000	***	.001		.001		.015
Net realized gain (loss)	(.000	)***	.000	***	.000	***	(.000	)***	.000	***	.000	***
Total from investment operations	.000	***	.000	***	.000	***	.001		.001		.015
Less distributions from: Net investment income	(.000	)***	(.000	)***	(.000	)***	(.001)		(.001)		(.015)
Net realized gains	—		—		—		—		(.000	)***	—
Total distributions	(.000	)***	(.000	)***	(.000	)***	(.001)		(.001)		(.015)
Net asset value, end of period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00
Total Return (%)a	.02	**	.03		.04		.06		.14		1.49
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	2,933		2,256		2,713		4,772		6,899		14,646
Ratio of expenses before expense reductions (%)	.20	*	.20		.19		.19		.19		.21
Ratio of expenses after expense reductions (%)	.07	*	.15		.08		.16		.18		.20
Ratio of net investment income (%)	.03	*	.03		.04		.07		.14		.94	b
a Total return would have been lower had certain expenses not been reduced.
b Due to the timing of the subscriptions and redemptions, the amount shown does not correspond to the total return during the period.
* Annualized
** Not annualized
*** Amount is less than $.0005.

Government & Agency Securities Portfolio Government Cash Managed Shares
Six Months Ended 10/31/13 (Unaudited)			Years Ended April 30,
			2013		2012		2011		2010		2009
Selected Per Share Data
Net asset value, beginning of period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00
Income (loss) from investment operations: Net investment income	.000	***	.000	***	.000	***	.000	***	.000	***	.013
Net realized gain (loss)	(.000	)***	.000	***	.000	***	(.000	)***	.000	***	.000	***
Total from investment operations	.000	***	.000	***	.000	***	.000	***	.000	***	.013
Less distributions from: Net investment income	(.000	)***	(.000	)***	(.000	)***	(.000	)***	(.000	)***	(.013)
Net realized gains	—		—		—		—		(.000	)***	—
Total distributions	(.000	)***	(.000	)***	(.000	)***	(.000	)***	(.000	)***	(.013)
Net asset value, end of period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00
Total Return (%)a	.01	**	.01		.01		.01		.02		1.27
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	210		222		215		180		280		477
Ratio of expenses before expense reductions (%)	.43	*	.42		.41		.41		.42		.44
Ratio of expenses after expense reductions (%)	.09	*	.17		.11		.22		.31		.43
Ratio of net investment income (%)	.01	*	.01		.01		.01		.02		1.05	b
a Total return would have been lower had certain expenses not been reduced.
b Due to the timing of the subscriptions and redemptions, the amount shown does not correspond to the total return during the period.
* Annualized
** Not annualized
*** Amount is less than $.0005.

Notes to Financial Statements (Unaudited)

A. Organization and Significant Accounting Policies

Cash Account Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end investment management company organized as a Massachusetts business trust.

The Trust offers three funds: Money Market Portfolio, Government & Agency Securities Portfolio and Tax-Exempt Portfolio. These financial statements report on Government & Agency Securities Portfolio (the "Fund").

Government & Agency Securities Portfolio offers seven classes of shares: Capital Assets Funds Shares, Davidson Cash Equivalent Shares, Davidson Cash Equivalent Plus Shares, DWS Government & Agency Money Fund, DWS Government Cash Institutional Shares, Government Cash Managed Shares and Service Shares.

The financial highlights for all classes of shares, other than DWS Government Cash Institutional Shares and Government Cash Managed Shares, are provided separately and are available upon request.

The Fund's investment income, realized gains and losses, and certain Fund-level expenses and expense reductions, if any, are borne pro rata on the basis of relative net assets by the holders of all classes of shares of the Fund, except that each class bears certain expenses unique to that class such as distribution and service fees, services to shareholders and certain other class-specific expenses. Differences in class-level expenses may result in payment of different per share dividends by class. All shares of the Trust have equal rights with respect to voting subject to class-specific arrangements.

The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates. Actual results could differ from those estimates. The policies described below are followed consistently by the Fund in the preparation of its financial statements.

Security Valuation. Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Fund values all securities utilizing the amortized cost method permitted in accordance with Rule 2a-7 under the 1940 Act and certain conditions therein. Under this method, which does not take into account unrealized capital gains or losses on securities, an instrument is initially valued at its cost and thereafter assumes a constant accretion/amortization rate to maturity of any discount or premium. Securities held by the Fund are reflected as Level 2 because the securities are valued at amortized cost (which approximates fair value) and, accordingly, the inputs used to determine value are not quoted prices in an active market.

Disclosure about the classification of fair value measurements is included in a table following the Fund's Investment Portfolio.

Repurchase Agreements. The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, with certain banks and broker/dealers whereby the Fund, through its custodian or a sub-custodian bank, receives delivery of the underlying securities, the amount of which at the time of purchase and each subsequent business day is required to be maintained at such a level that the market value is equal to at least the principal amount of the repurchase price plus accrued interest. The custodial bank or another designated subcustodian holds the collateral in a separate account until the agreement matures. If the value of the securities falls below the principal amount of the repurchase agreement plus accrued interest, the financial institution deposits additional collateral by the following business day. If the financial institution either fails to deposit the required additional collateral or fails to repurchase the securities as agreed, the Fund has the right to sell the securities and recover any resulting loss from the financial institution. If the financial institution enters into bankruptcy, the Fund's claims on the collateral may be subject to legal proceedings.

As of October 31, 2013, the Fund had investments in repurchase agreements with a gross value of $1,411,000,000. The value of the related collateral exceeded the value of the repurchase agreements at period end. The detail of the related collateral is included in the footnotes following the Fund's Investment Portfolio.

Federal Income Taxes. The Fund's policy is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies and to distribute all of its taxable and tax-exempt income to its shareholders.

Under the Regulated Investment Company Modernization Act of 2010, net capital losses may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses. Previously, net capital losses were carried forward for eight years and treated as short-term losses. As a transition rule, the Act requires that post-enactment net capital losses be used before pre-enactment net capital losses.

At April 30, 2013, the Fund had a net tax basis capital loss carryforward of approximately $436,000 of pre-enactment losses, which may be applied against any realized net taxable capital gains of each succeeding year until fully utilized or until April 30, 2019 (the expiration date), whichever occurs first.

The Fund has reviewed the tax positions for the open tax years as of April 30, 2013 and has determined that no provision for income tax is required in the Fund's financial statements. The Fund's federal tax returns for the prior three fiscal years remain open subject to examination by the Internal Revenue Service.

Distribution of Income. Net investment income of the Fund is declared as a daily dividend and is distributed to shareholders monthly. The Fund may take into account capital gains and losses in its daily dividend declarations. The Fund may also make additional distributions for tax purposes if necessary.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Temporary book and tax basis differences will reverse in a subsequent period. There were no significant book-to-tax differences for the Fund.

The tax character of current year distributions will be determined at the end of the current fiscal year.

Expenses. Expenses of the Trust arising in connection with a specific Fund are allocated to that Fund. Other Trust expenses which cannot be directly attributed to a Fund are apportioned pro rata on the basis of relative net assets among the funds in the Trust based upon the relative net assets or other appropriate measures.

Contingencies. In the normal course of business, the Fund may enter into contracts with service providers that contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet been made. However, based on experience, the Fund expects the risk of loss to be remote.

Other. Investment transactions are accounted for on trade date. Interest income is recorded on the accrual basis. Realized gains and losses from investment transactions are recorded on an identified cost basis and may include proceeds from litigation. All discounts and premiums are accreted/amortized for both tax and financial reporting purposes.

B. Related Parties

Management Agreement. Under an Amended and Restated Investment Management Agreement with Deutsche Investment Management Americas Inc. ("DIMA" or the "Advisor"), an indirect, wholly owned subsidiary of Deutsche Bank AG, the Advisor directs the investments of the Fund in accordance with its investment objectives, policies and restrictions. The Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Fund.

The Fund pays a monthly management fee based on the combined average daily net assets of the three Funds of the Trust and allocated to the Fund based on its relative net assets, computed and accrued daily and payable monthly, at the following annual rates:
First $500 million of the Funds' combined average daily net assets	.120%
Next $500 million of such net assets	.100%
Next $1 billion of such net assets	.075%
Next $1 billion of such net assets	.060%
Over $3 billion of such net assets	.050%

The Advisor has agreed to contractually reduce its management fee for the Fund such that the annual effective rate is limited to 0.05% of the Fund's average daily net assets.

For the period from May 1, 2013 through September 30, 2014, the Advisor has contractually agreed to waive its fees and/or reimburse certain operating expenses of the DWS Government Cash Institutional Shares and Government Cash Managed Shares to the extent necessary to maintain the operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest) at 0.23% and 0.46%, respectively.

The Advisor has agreed to voluntarily waive additional expenses. The voluntary waiver may be changed or terminated at any time without notice. Under these arrangements, the Advisor waived certain expenses on DWS Government Cash Institutional Shares and Government Cash Managed Shares.

Accordingly, for the six months ended October 31, 2013, the Advisor earned a management fee on the Fund aggregating $1,032,080, all of which was waived.

The Advisor has also agreed to maintain expenses of certain other classes of the Trust. These rates are disclosed in the respective share classes' annual reports that are provided separately and are available upon request.

Administration Fee. Pursuant to an Administrative Services Agreement, DIMA provides most administrative services to the Fund. For all services provided under the Administrative Services Agreement, the Fund pays the Advisor an annual fee ("Administration Fee") of 0.10% of the Fund's average daily net assets, computed and accrued daily and payable monthly. For the six months ended October 31, 2013, the Administration Fee was as follows:
Fund	Administration Fee	Waived	Unpaid at October 31, 2013
Government & Agency Securities Portfolio	$1,564,103	$890,677	$158,866

Service Provider Fees. DWS Investments Service Company ("DISC"), an affiliate of the Advisor, is the transfer agent, dividend-paying agent and shareholder service agent for the Fund. Pursuant to a sub-transfer agency agreement between DISC and DST Systems, Inc. ("DST"), DISC has delegated certain transfer agent, dividend-paying agent and shareholder service agent functions to DST. DISC compensates DST out of the shareholder servicing fee it receives from the Fund. For the six months ended October 31, 2013, the amounts charged to the Fund by DISC were as follows:
Government & Agency Securities Portfolio:	Total Aggregated	Waived	Unpaid at October 31, 2013
Capital Assets Funds Shares	$110,006	$100,590	$9,416
Davidson Cash Equivalent Shares	22,971	21,084	111
Davidson Cash Equivalent Plus Shares	103,569	92,772	6,238
DWS Government & Agency Money Fund	47,057	36,108	10,090
DWS Government Cash Institutional Shares	125,098	125,098	—
Government Cash Managed Shares	106,982	82,929	8,072
Service Shares	77,390	71,077	1,290
	$593,073	$529,658	$35,217

Distribution Service Agreement. Under the Distribution Service Agreement, in accordance with Rule 12b-1 under the 1940 Act, DWS Investments Distributors, Inc. ("DIDI"), an affiliate of the Advisor, receives a fee ("Distribution Fee"), calculated as a percentage of average daily net assets for the shares listed in the following table.

For the six months ended October 31, 2013, the Distribution Fee was as follows:
Government & Agency Securities Portfolio:	Distribution Fee	Waived	Annualized Effective Rate	Contractual Rate (Up To)
Capital Assets Funds Shares	$145,208	$145,208	.00%	.33%
Davidson Cash Equivalent Shares	27,566	27,566	.00%	.30%
Davidson Cash Equivalent Plus Shares	129,460	129,460	.00%	.25%
Service Shares	185,735	185,735	.00%	.60%
	$487,969	$487,969

In addition, DIDI provides information and administrative services for a fee ("Service Fee") for the shares listed in the following table. A portion of these fees may be paid pursuant to a Rule 12b-1 plan.

For the six months ended October 31, 2013, the Service Fee was as follows:
Government & Agency Securities Portfolio:	Service Fee	Waived	Annualized Effective Rate	Contractual Rate (Up To)
Capital Assets Funds Shares	$110,006	$110,006	.00%	.25%
Davidson Cash Equivalent Shares	22,971	22,971	.00%	.25%
Davidson Cash Equivalent Plus Shares	103,569	103,569	.00%	.20%
Government Cash Managed Shares	178,304	178,304	.00%	.15%
	$414,850	$414,850

Typesetting and Filing Service Fees. Under an agreement with DIMA, DIMA is compensated for providing typesetting and certain regulatory filing services to the Fund. For the six months ended October 31, 2013, the amount charged to the Fund by DIMA included in the Statement of Operations under "reports to shareholders" expenses was as follows:
Fund	Total Aggregated	Unpaid at October 31, 2013
Government & Agency Securities Portfolio	$28,520	$8,904

Trustees' Fees and Expenses. The Fund paid retainer fees to each Trustee not affiliated with the Advisor, plus specified amounts to the Board Chairperson and Vice Chairperson and to each committee Chairperson.

C. Concentration of Ownership

From time to time, the Fund may have a concentration of several shareholder accounts holding a significant percentage of shares outstanding. Investment activities of these shareholders could have a material impact on the Fund.

At October 31, 2013, there was one shareholder account that held approximately 14% of the outstanding shares of the Fund.

D. Line of Credit

The Fund and other affiliated funds (the "Participants") share in a $375 million revolving credit facility provided by a syndication of banks. The Fund may borrow for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee which is allocated based on net assets, among each of the Participants. Interest is calculated at a rate per annum equal to the sum of the Federal Funds Rate plus 1.25 percent plus, if LIBOR exceeds the Federal Funds Rate, the amount of such excess. The Fund may borrow up to a maximum of 33 percent of its net assets under the agreement. The Fund had no outstanding loans at October 31, 2013.

E. Share Transactions

The following table summarizes share and dollar activity in the Fund:

Government & Agency Securities Portfolio
	Six Months Ended October 31, 2013		Year Ended April 30, 2013
	Shares	Dollars	Shares	Dollars
Shares sold
Capital Assets Funds Shares	20,390,285	$20,390,285	106,697,232	$106,697,232
Davidson Cash Equivalent Shares	21,530,677	21,530,677	31,099,071	31,099,071
Davidson Cash Equivalent Plus Shares	204,186,570	204,186,570	222,327,364	222,327,364
DWS Government & Agency Money Fund	20,923,916	20,923,916	53,121,349	53,121,349
DWS Government Cash Institutional Shares	10,243,870,730	10,243,870,730	15,315,065,657	15,315,065,657
Government Cash Managed Shares	523,645,367	523,645,367	1,990,326,289	1,990,326,289
Service Shares	114,031,613	114,031,613	264,734,153	264,734,153
Account Maintenance Fees	—	30,781	—	—
		$11,148,609,939		$17,983,371,115
Shares issued to shareholders in reinvestment of distributions
Capital Assets Funds Shares	4,401	$4,401	17,994	$17,994
Davidson Cash Equivalent Shares	852	852	2,284	2,284
Davidson Cash Equivalent Plus Shares	4,809	4,809	9,940	9,940
DWS Government & Agency Money Fund	5,336	5,336	11,818	11,818
DWS Government Cash Institutional Shares	181,245	181,245	341,515	341,515
Government Cash Managed Shares	4,209	4,209	7,714	7,714
Service Shares	3,094	3,094	8,959	8,959
		$203,946		$400,224
Shares redeemed
Capital Assets Funds Shares	(141,457,504)	$(141,457,504)	(205,489,534)	$(205,489,534)
Davidson Cash Equivalent Shares	(25,862,258)	(25,862,258)	(35,645,815)	(35,645,815)
Davidson Cash Equivalent Plus Shares	(208,278,948)	(208,278,948)	(207,586,537)	(207,586,537)
DWS Government & Agency Money Fund	(26,327,411)	(26,327,411)	(75,265,565)	(75,265,565)
DWS Government Cash Institutional Shares	(9,566,885,632)	(9,566,885,632)	(15,771,839,065)	(15,771,839,065)
Government Cash Managed Shares	(536,306,365)	(536,306,365)	(1,983,483,875)	(1,983,483,875)
Service Shares	(139,431,456)	(139,431,456)	(294,366,143)	(294,366,143)
		$(10,644,549,574)		$(18,573,676,534)
Net increase (decrease)
Capital Assets Funds Shares	(121,062,818)	$(121,062,818)	(98,774,308)	$(98,774,308)
Davidson Cash Equivalent Shares	(4,330,729)	(4,330,729)	(4,544,460)	(4,544,460)
Davidson Cash Equivalent Plus Shares	(4,087,569)	(4,087,569)	14,750,767	14,750,767
DWS Government & Agency Money Fund	(5,398,159)	(5,398,159)	(22,132,398)	(22,132,398)
DWS Government Cash Institutional Shares	677,166,343	677,166,343	(456,431,893)	(456,431,893)
Government Cash Managed Shares	(12,656,789)	(12,656,789)	6,850,128	6,850,128
Service Shares	(25,396,749)	(25,396,749)	(29,623,031)	(29,623,031)
Account Maintenance Fees	—	30,781	—	—
		$504,264,311		$(589,905,195)

Information About Your Fund's Expenses

As an investor of the Fund, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Fund expenses. Examples of transaction costs include account maintenance fees, which are not shown in this section. The following tables are intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. In the most recent six-month period, the Fund limited these expenses; had it not done so, expenses would have been higher for the DWS Government Cash Institutional Shares and the Government Cash Managed Shares. The example in the table is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (May 1, 2013 to October 31, 2013).

The tables illustrate your Fund's expenses in two ways:

—Actual Fund Return. This helps you estimate the actual dollar amount of ongoing expenses (but not transaction costs) paid on a $1,000 investment in the Fund using the Fund's actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Expenses Paid per $1,000" line under the share class you hold.

— Hypothetical 5% Fund Return. This helps you to compare your Fund's ongoing expenses (but not transaction costs) with those of other mutual funds using the Fund's actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs. The "Expenses Paid per $1,000" line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expense of owning different funds. If these transaction costs had been included, your costs would have been higher.

Expenses and Value of a $1,000 Investment for the six months ended October 31, 2013 (Unaudited)
Actual Fund Return	DWS Government Cash Institutional Shares	Government Cash Managed Shares
Beginning Account Value 5/1/13	$1,000.00	$1,000.00
Ending Account Value 10/31/13	$1,000.15	$1,000.05
Expenses Paid per $1,000*	$.35	$.45
Hypothetical 5% Fund Return
Beginning Account Value 5/1/13	$1,000.00	$1,000.00
Ending Account Value 10/31/13	$1,024.85	$1,024.75
Expenses Paid per $1,000*	$.36	$.46
* Expenses are equal to the Fund's annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by 184 (the number of days in the most recent six-month period), then divided by 365.

Annualized Expense Ratios
DWS Government Cash Institutional Shares		.07%
Government Cash Managed Shares		.09%
For more information, please refer to each Fund's prospectus.
For an analysis of the fees associated with an investment in the Fund or similar funds, please refer to http://apps.finra.org/fundanalyzer/1/fa.aspx.

Other Information

Proxy Voting

The Fund's policies and procedures for voting proxies for portfolio securities and information about how the Fund voted proxies related to its portfolio securities during the 12-month period ended June 30 are available on our Web site — dws-investments.com (click on "proxy voting" at the bottom of the page) — or on the SEC's Web site — sec.gov. To obtain a written copy of the Fund's policies and procedures without charge, upon request, call us toll free at (800) 728-3337.

Portfolio Holdings

Following the Fund's fiscal first and third quarter-end, a complete portfolio holdings listing is filed with the SEC on Form N-Q. In addition, each month, information about the Fund and its portfolio holdings is filed with the SEC on Form N-MFP. The SEC delays the public availability of the information filed on Form N-MFP for 60 days after the end of the reporting period included in the filing. These forms will be available on the SEC's Web site at sec.gov, and they may also be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the SEC's Public Reference Room may be obtained by calling (800) SEC-0330. The Fund's portfolio holdings are also posted on dws-investments.com from time to time. Please see the Fund's current prospectus for more information.

Money Market Fund Reform

In June 2013, the SEC proposed money market fund reform intended to address perceived systemic risks associated with money market funds and to improve transparency for money market fund investors. The Financial Stability Oversight Council (FSOC), a board of U.S. regulators established by the Dodd-Frank Act, had also previously proposed similar recommendations for money market fund reform. If one or more of the SEC or FSOC proposals for money market fund reform were to be adopted in the future, such regulatory action may affect the fund's operations and/or return potential.

Advisory Agreement Board Considerations and Fee Evaluation

The Board of Trustees approved the renewal of Government & Agency Securities Portfolio's investment management agreement (the "Agreement") with Deutsche Investment Management Americas Inc. ("DIMA") in September 2013.

In terms of the process that the Board followed prior to approving the Agreement, shareholders should know that:

— In September 2013, all but one of the Fund's Trustees were independent of DIMA and its affiliates.

— The Trustees met frequently during the past year to discuss fund matters and dedicated a substantial amount of time to contract review matters. Over the course of several months, the Board's Contract Committee, in coordination with the Board's Fixed Income and Asset Allocation Oversight Committee, reviewed comprehensive materials received from DIMA, independent third parties and independent counsel. These materials included an analysis of the Fund's performance, fees and expenses, and profitability compiled by a fee consultant retained by the Fund's Independent Trustees (the "Fee Consultant"). The Board also received extensive information throughout the year regarding performance of the Fund.

— The Independent Trustees regularly meet privately with their independent counsel to discuss contract review and other matters. In addition, the Independent Trustees were also advised by the Fee Consultant in the course of their review of the Fund's contractual arrangements and considered a comprehensive report prepared by the Fee Consultant in connection with their deliberations.

— In connection with reviewing the Agreement, the Board also reviewed the terms of the Fund's Rule 12b-1 plan, distribution agreement, administrative services agreement, transfer agency agreement and other material service agreements.

— Based on its evaluation of the information provided, the Contract Committee presented its findings and recommendations to the Board. The Board then reviewed the Contract Committee's findings and recommendations.

In connection with the contract review process, the Contract Committee and the Board considered the factors discussed below, among others. The Board also considered that DIMA and its predecessors have managed the Fund since its inception, and the Board believes that a long-term relationship with a capable, conscientious advisor is in the best interests of the Fund. The Board considered, generally, that shareholders chose to invest or remain invested in the Fund knowing that DIMA managed the Fund, and that the Agreement was approved by the Fund's shareholders. DIMA is part of Deutsche Bank AG, a major global banking institution that is engaged in a wide range of financial services. The Board believes that there are advantages to being part of a global asset management business that offers a wide range of investing expertise and resources, including hundreds of portfolio managers and analysts with research capabilities in many countries throughout the world.

As part of the contract review process, the Board carefully considered the fees and expenses of each DWS fund overseen by the Board in light of the fund's performance. In many cases, this led to a negotiation with DIMA of lower expense caps as part of the 2012 and 2013 contract review processes than had previously been in place. As part of these negotiations, the Board indicated that it would consider relaxing these new lower caps in future years following sustained improvements in performance, among other considerations.

In June 2012, Deutsche Bank AG ("DB"), DIMA's parent company, announced that DB would combine its Asset Management (of which DIMA was a part) and Wealth Management divisions. DB has advised the Independent Trustees that the U.S. asset management business is a critical and integral part of DB, and that it has, and will continue to, reinvest a significant portion of the substantial savings it expects to realize by combining its Asset Management and Wealth Management divisions into the new Asset and Wealth Management ("AWM") division, including ongoing enhancements to its investment capabilities. DB also has confirmed its commitment to maintaining strong legal and compliance groups within the AWM division.

While shareholders may focus primarily on fund performance and fees, the Fund's Board considers these and many other factors, including the quality and integrity of DIMA's personnel and such other issues as back-office operations, fund valuations, and compliance policies and procedures.

Nature, Quality and Extent of Services. The Board considered the terms of the Agreement, including the scope of advisory services provided under the Agreement. The Board noted that, under the Agreement, DIMA provides portfolio management services to the Fund and that, pursuant to a separate administrative services agreement, DIMA provides administrative services to the Fund. The Board considered the experience and skills of senior management and investment personnel, the resources made available to such personnel, the ability of DIMA to attract and retain high-quality personnel, and the organizational depth and stability of DIMA. The Board reviewed the Fund's performance over short-term and long-term periods and compared those returns to various agreed-upon performance measures, including a peer universe compiled by the Fee Consultant using information supplied by iMoneyNet, an independent fund data service. The Board also noted that it has put into place a process of identifying "Focus Funds" (e.g., funds performing poorly relative to their benchmark or a peer universe compiled by an independent fund data service), and receives more frequent reporting and information from DIMA regarding such funds, along with DIMA's remedial plans to address underperformance. The Board believes this process is an effective manner of identifying and addressing underperforming funds. Based on the information provided, the Board noted that for the one- and three-year periods ended December 31, 2012, the Fund's gross performance (Service Shares) was in the 2nd quartile of the applicable iMoneyNet universe (the 1st quartile being the best performers and the 4th quartile being the worst performers).

Fees and Expenses. The Board considered the Fund's investment management fee schedule, operating expenses and total expense ratios, and comparative information provided by Lipper Inc. ("Lipper") and the Fee Consultant regarding investment management fee rates paid to other investment advisors by similar funds (1st quartile being the most favorable and 4th quartile being the least favorable). With respect to management fees paid to other investment advisors by similar funds, the Board noted that the contractual fee rates paid by the Fund, which include a 0.10% fee paid to DIMA under the Fund's administrative services agreement, were lower than the median (2nd quartile) of the applicable Lipper peer group (based on Lipper data provided as of December 31, 2012). Based on Lipper data provided as of December 31, 2012, the Board noted that the Fund's total (net) operating expenses were lower than the median of the applicable Lipper expense universe for Davidson Cash Equivalent Shares (2nd quartile), Davidson Cash Equivalent Plus Shares (2nd quartile) and Services Shares (1st quartile) and higher the median of the applicable Lipper expense universe for Government Cash Managed Shares (3rd quartile), DWS Government & Agency Money Fund shares (3rd quartile), Capital Assets Funds Shares (3rd quartile), and DWS Government Cash Institutional Shares (3rd quartile). The Board considered the Fund's management fee rate as compared to fees charged by DIMA to a comparable fund and considered differences between the Fund and the comparable fund. The Board also considered how the Fund's total (net) operating expenses compared to the total (net) operating expenses of a more customized peer group selected by Lipper (based on such factors as asset size). The Board noted the expense limitations agreed to by DIMA. The Board also noted the significant voluntary fee waivers implemented by DIMA to ensure the Fund maintained a positive yield.

The information considered by the Board as part of its review of management fees included information regarding fees charged by DIMA and its affiliates to similar institutional accounts and to similar funds offered primarily to European investors ("DWS Europe funds"), in each case as applicable. The Board observed that advisory fee rates for institutional accounts generally were lower than the management fees charged by similarly managed DWS U.S. mutual funds ("DWS Funds"), but also took note of the differences in services provided to DWS Funds as compared to institutional accounts. In the case of DWS Europe funds, the Board observed that fee rates for DWS Europe funds generally were higher than for similarly managed DWS Funds, but noted that differences in the types of services provided to DWS Funds relative to DWS Europe funds made it difficult to compare such fees.

On the basis of the information provided, the Board concluded that management fees were reasonable and appropriate in light of the nature, quality and extent of services provided by DIMA.

Profitability. The Board reviewed detailed information regarding revenues received by DIMA under the Agreement. The Board considered the estimated costs and pre-tax profits realized by DIMA from advising the DWS Funds, as well as estimates of the pre-tax profits attributable to managing the Fund in particular. The Board also received information regarding the estimated enterprise-wide profitability of DWS and its affiliates with respect to all fund services in totality and by fund. The Board and the Fee Consultant reviewed DIMA's methodology in allocating its costs to the management of the Fund. Based on the information provided, the Board concluded that the pre-tax profits realized by DIMA in connection with the management of the Fund were not unreasonable. The Board also reviewed information regarding the profitability of certain similar investment management firms. The Board noted that while information regarding the profitability of such firms is limited (and in some cases is not necessarily prepared on a comparable basis), DIMA and its affiliates' overall profitability with respect to the DWS fund complex (after taking into account distribution and other services provided to the funds by DIMA and its affiliates) was lower than the overall profitability levels of many comparable firms for which such data was available.

Economies of Scale. The Board considered whether there are economies of scale with respect to the management of the Fund and whether the Fund benefits from any economies of scale. The Board noted that the Fund's management fee schedule includes fee breakpoints. The Board concluded that the Fund's fee schedule represents an appropriate sharing between the Fund and DIMA of such economies of scale as may exist in the management of the Fund at current asset levels.

Other Benefits to DIMA and Its Affiliates. The Board also considered the character and amount of other incidental benefits received by DIMA and its affiliates, including any fees received by DIMA for administrative services provided to the Fund and any fees received by an affiliate of DIMA for distribution services. The Board also considered benefits to DIMA related to brokerage and soft-dollar allocations, including allocating brokerage to pay for research generated by parties other than the executing broker dealers, which pertain primarily to funds investing in equity securities, along with the incidental public relations benefits to DIMA related to DWS Funds advertising and cross-selling opportunities among DIMA products and services. The Board concluded that management fees were reasonable in light of these fallout benefits.

Compliance. The Board considered the significant attention and resources dedicated by DIMA to documenting and enhancing its compliance processes in recent years. The Board noted in particular (i) the experience and seniority of both DIMA's chief compliance officer and the Fund's chief compliance officer; (ii) the large number of DIMA compliance personnel; and (iii) the substantial commitment of resources by DIMA and its affiliates to compliance matters.

Based on all of the information considered and the conclusions reached, the Board unanimously determined that the continuation of the Agreement is in the best interests of the Fund. In making this determination, the Board did not give particular weight to any single factor identified above. The Board considered these factors over the course of numerous meetings, certain of which were in executive session with only the Independent Trustees and their independent counsel present. It is possible that individual Trustees may have weighed these factors differently in reaching their individual decisions to approve the continuation of the Agreement.

Privacy Statement
FACTS	What Does Deutsche Asset & Wealth Management Do With Your Personal Information?
Why?
Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share and protect your personal information. Please read this notice carefully to understand what we do.

What?
The types of personal information we collect and share can include:
— Social Security number
— Account balances
— Purchase and transaction history
— Bank account information
— Contact information such as mailing address, e-mail address and telephone number

How?
All financial companies need to share customers' personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers' personal information, the reasons Deutsche Asset & Wealth Management chooses to share and whether you can limit this sharing.

Reasons we can share your personal information	Does Deutsche Asset & Wealth Management share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders or legal investigations	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We do not share
For our affiliates' everyday business purposes — information about your transactions and experiences	No	We do not share
For our affiliates' everyday business purposes — information about your creditworthiness	No	We do not share
For non-affiliates to market to you	No	We do not share
Questions?	Call (800) 728-3337 or e-mail us at service@dws.com

Who we are
Who is providing this notice?	DWS Investments Distributors, Inc.; Deutsche Investment Management Americas Inc.; DeAM Investor Services, Inc.; DWS Trust Company; the DWS Funds
What we do
How does Deutsche Asset & Wealth Management protect my personal information?
To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

How does Deutsche Asset & Wealth Management collect my personal information?
We collect your personal information, for example. When you:
— open an account
— give us your contact information
— provide bank account information for ACH or wire transactions
— tell us where to send money
— seek advice about your investments

Why can't I limit all sharing?
Federal law gives you the right to limit only
— sharing for affiliates' everyday business purposes — information about your creditworthiness
— affiliates from using your information to market to you
— sharing for non-affiliates to market to you
State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates
Companies related by common ownership or control. They can be financial or non-financial companies. Our affiliates include financial companies with the DWS or Deutsche Bank ("DB") name, such as DB AG Frankfurt and DB Alex Brown.

Non-affiliates
Companies not related by common ownership or control. They can be financial and non-financial companies.
Non-affiliates we share with include account service providers, service quality monitoring services, mailing service providers and verification services to help in the fight against money laundering and fraud.

Joint marketing	A formal agreement between non-affiliated financial companies that together market financial products or services to you. Deutsche Asset & Wealth Management does not jointly market.
Rev. 09/2013

Notes

Notes

Notes

Notes

Notes

Deutsche Asset
& Wealth Management

222 South Riverside Plaza
Chicago, IL 60606-5808

PRESORTED
STANDARD
U.S. POSTAGE
PAID
COMPUTERSHARE

**DGCF-3**
(R-033435-1 12/13)

October 31, 2013

Semiannual Report

to Shareholders

Government & Agency Securities Portfolio

DWS Government & Agency Money Fund

Contents
3 Portfolio Summary
4 Investment Portfolio
11 Statement of Assets and Liabilities
13 Statement of Operations
14 Statement of Changes in Net Assets
15 Financial Highlights
16 Notes to Financial Statements
25 Information About Your Fund's Expenses
27 Other Information
28 Advisory Agreement Board Considerations and Fee Evaluation
33 Privacy Statement

This report must be preceded or accompanied by a prospectus. To obtain a summary prospectus, if available, or prospectus for any of our funds, visit dws-investments.com. We advise you to consider the fund's objectives, risks, charges and expenses carefully before investing. The summary prospectus and prospectus contain this and other important information about the fund. Please read the prospectus carefully before you invest.

An investment in this fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or by any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund. The share price of money market funds can fall below the $1.00 share price. You should not rely on or expect the Advisor to enter into support agreements or take other actions to maintain the fund's $1.00 share price. The credit quality of the fund's holdings can change rapidly in certain markets, and the default of a single holding could have an adverse impact on the fund's share price. The fund's share price can also be negatively affected during periods of high redemption pressures and/or illiquid markets. The actions of a few large investors in one class of shares of the fund may have a significant adverse effect on the share prices of all classes of shares of the fund. See the prospectus for specific details regarding the fund's risk profile.

Deutsche Asset & Wealth Management represents the asset management and wealth management activities conducted by Deutsche Bank AG or any of its subsidiaries, including the Advisor and DWS Investments Distributors, Inc.

NOT FDIC/NCUA INSURED NO BANK GUARANTEE MAY LOSE VALUE NOT A DEPOSIT NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY

Portfolio Summary (Unaudited)

Investment Portfolio as of October 31, 2013 (Unaudited)

Government & Agency Securities Portfolio
	Principal Amount ($)	Value ($)

Government & Agency Obligations 50.0%
U.S. Government Sponsored Agencies 46.1%
Federal Farm Credit Bank:
0.1%*, 4/7/2014	55,000,000	54,976,014
0.124%**, 2/6/2014	75,000,000	75,000,000
0.13%**, 2/2/2015	25,000,000	24,995,245
0.141%**, 10/27/2014	36,000,000	36,005,577
0.151%**, 11/26/2014	22,000,000	22,003,659
0.153%**, 10/20/2014	60,000,000	60,003,306
0.19%, 12/13/2013	15,000,000	15,000,000
Federal Home Loan Bank:
0.02%*, 12/9/2013	20,000,000	19,999,578
0.045%*, 2/24/2014	50,000,000	49,992,812
0.049%*, 1/9/2014	7,500,000	7,499,281
0.05%*, 1/21/2014	10,000,000	9,998,875
0.059%*, 12/9/2013	35,000,000	34,997,783
0.1%, 11/20/2013	25,000,000	24,999,800
0.1%**, 4/25/2014	38,000,000	38,000,000
0.102%**, 4/22/2014	62,000,000	61,999,991
0.119%*, 1/10/2014	25,000,000	24,994,167
0.125%, 3/27/2014	15,000,000	14,996,580
0.13%, 3/19/2014	12,000,000	11,999,151
0.14%, 5/22/2014	20,000,000	19,998,667
0.144%*, 4/9/2014	12,000,000	11,992,315
0.149%*, 2/18/2014	55,000,000	54,975,021
0.149%*, 4/9/2014	60,000,000	59,960,250
0.15%**, 11/15/2013	12,500,000	12,499,806
0.16%**, 11/8/2013	27,000,000	26,999,794
0.16%, 12/19/2013	15,000,000	14,999,874
0.17%, 3/25/2014	15,000,000	14,999,286
0.17%, 8/1/2014	28,000,000	27,998,480
0.17%, 9/5/2014	35,000,000	34,994,832
0.172%*, 4/11/2014	37,500,000	37,471,070
0.18%, 3/7/2014	22,500,000	22,499,502
0.185%**, 11/4/2013	49,000,000	48,999,898
0.28%, 11/14/2013	10,000,000	10,000,436
0.875%, 12/27/2013	12,000,000	12,012,859
2.375%, 3/14/2014	10,000,000	10,079,724
Federal Home Loan Mortgage Corp.:
0.079%*, 1/8/2014	22,500,000	22,496,600
0.08%*, 4/24/2014	15,000,000	14,994,200
0.081%*, 11/4/2013	10,000,000	9,999,917
0.09%*, 3/26/2014	32,000,000	31,988,400
0.09%*, 5/13/2014	12,500,000	12,493,969
0.09%*, 5/22/2014	10,000,000	9,994,950
0.098%*, 12/17/2013	8,000,000	7,998,978
0.098%*, 12/19/2013	25,000,000	24,996,667
0.099%*, 12/20/2013	50,000,000	49,993,194
0.099%*, 2/20/2014	25,000,000	24,992,292
0.099%*, 3/5/2014	30,000,000	29,989,667
0.1%*, 6/4/2014	15,000,000	14,991,042
0.104%*, 11/19/2013	17,000,000	16,999,065
0.109%*, 1/21/2014	10,000,000	9,997,525
0.109%*, 1/22/2014	15,000,000	14,996,242
0.109%*, 3/19/2014	30,000,000	29,987,350
0.119%*, 3/12/2014	10,000,000	9,995,633
0.129%*, 3/25/2014	10,000,000	9,994,800
0.139%*, 4/22/2014	10,000,000	9,993,311
0.163%*, 7/7/2014	25,000,000	24,971,755
1.375%, 2/25/2014	15,000,000	15,058,589
4.5%, 4/2/2014	10,000,000	10,180,244
Federal National Mortgage Association:
0.079%*, 1/2/2014	30,000,000	29,995,867
0.1%*, 6/2/2014	30,000,000	29,982,250
0.119%*, 2/24/2014	10,000,000	9,996,167
0.14%*, 6/2/2014	18,000,000	17,985,090
1.25%, 2/27/2014	28,000,000	28,099,007
2.75%, 3/13/2014	58,000,000	58,544,970
		1,589,651,374
U.S. Treasury Obligations 3.9%
U.S. Treasury Notes:
0.5%, 8/15/2014	31,000,000	31,085,342
0.75%, 12/15/2013	35,000,000	35,024,666
1.0%, 1/15/2014	32,500,000	32,563,855
1.75%, 1/31/2014	15,251,000	15,312,335
2.375%, 9/30/2014	11,700,000	11,935,886
2.625%, 6/30/2014	7,500,000	7,623,490
		133,545,574
Total Government & Agency Obligations (Cost $1,723,196,948)		1,723,196,948

Repurchase Agreements 41.0%
Barclays Capital, 0.08%, dated 10/31/2013, to be repurchased at $92,000,204 on 11/1/2013 (a)	92,000,000	92,000,000
BNP Paribas, 0.1%, dated 10/31/2013, to be repurchased at $78,000,217 on 11/1/2013 (b)	78,000,000	78,000,000
BNP Paribas, 0.11%, dated 10/31/2013, to be repurchased at $100,000,306 on 11/1/2013 (c)	100,000,000	100,000,000
Citigroup Global Markets, Inc., 0.06%, dated 10/28/2013, to be repurchased at $100,001,167 on 11/4/2013 (d)	100,000,000	100,000,000
Citigroup Global Markets, Inc., 0.09%, dated 10/31/2013, to be repurchased at $41,000,103 on 11/1/2013 (e)	41,000,000	41,000,000
Credit Suisse, 0.08%, dated 10/31/2013, to be repurchased at $100,000,222 on 11/1/2013 (f)	100,000,000	100,000,000
HSBC Securities, Inc., 0.08%, dated 10/31/2013, to be repurchased at $251,000,558 on 11/1/2013 (g)	251,000,000	251,000,000
HSBC Securities, Inc., 0.11%, dated 10/31/2013, to be repurchased at $114,000,348 on 11/1/2013 (h)	114,000,000	114,000,000
JPMorgan Securities, Inc., 0.09%, dated 10/31/2013, to be repurchased at $100,000,250 on 11/1/2013 (i)	100,000,000	100,000,000
Merrill Lynch & Co., Inc., 0.08%, dated 10/31/2013, to be repurchased at $35,000,078 on 11/1/2013 (j)	35,000,000	35,000,000
Morgan Stanley & Co., Inc., 0.11%, dated 10/31/2013, to be repurchased at $150,000,458 on 11/1/2013 (k)	150,000,000	150,000,000
The Goldman Sachs & Co., 0.1%, dated 10/31/2013, to be repurchased at $200,000,556 on 11/1/2013 (l)	200,000,000	200,000,000
The Toronto-Dominion Bank, 0.05%, dated 10/30/2013, to be repurchased at $50,000,486 on 11/6/2013 (m)	50,000,000	50,000,000
Total Repurchase Agreements (Cost $1,411,000,000)		1,411,000,000

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $3,134,196,948)†	91.0	3,134,196,948
Other Assets and Liabilities, Net	9.0	310,423,041
Net Assets	100.0	3,444,619,989

* Annualized yield at time of purchase; not a coupon rate.

** Floating rate securities' yields vary with a designated market index or market rate, such as the coupon-equivalent of the U.S. Treasury Bill rate. These securities are shown at their current rate as of October 31, 2013.

† The cost for federal income tax purposes was $3,134,196,948.

(a) Collateralized by $92,065,000 U.S. Treasury Notes, with the coupon rate from 2.13%, with maturity date of 8/31/2020 with a value of $93,840,087.

(b) Collateralized by:
Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
67,901,000	Federal Home Loan Mortgage Corp.	0.5-3.5	2/25/2014- 6/27/2028	67,428,468
11,910,000	Federal National Mortgage Association	1.25	1/30/2017	12,131,999
Total Collateral Value				79,560,467

(c) Collateralized by:
Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
33,589,895	Federal National Mortgage Association	3.0-4.0	7/1/2032- 11/1/2043	34,802,493
63,114,136	Government National Mortgage Association	3.5-4.5	2/15/2039- 10/20/2043	67,197,507
Total Collateral Value				102,000,000

(d) Collateralized by:
Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
11,060,769	Federal Home Loan Mortgage Corp.	1.274-19.497	12/15/2022-5/15/2043	10,300,879
180,187,340	Federal Home Loan Mortgage Corp. — Interest Only	Zero Coupon- 8.326	4/15/2027- 6/15/2042	29,130,145
12,535,733	Federal National Mortgage Association	2.533-19.734	12/25/2017-11/25/2042	10,739,188
125,309,067	Federal National Mortgage Association — Interest Only	4.5-6.58	8/25/2031- 8/25/2043	20,213,143
7,797	Federal National Mortgage Association — Principal Only	Zero Coupon	10/25/2019-11/25/2023	7,354
12,148,179	Government National Mortgage Association	0.71-22.321	12/20/2037-4/16/2047	4,351,130
198,246,002	Government National Mortgage Association — Interest Only	4.0-7.378	9/16/2034- 7/16/2043	27,941,566
Total Collateral Value				102,683,405

(e) Collateralized by $40,465,400 U.S. Treasury Notes, with the various coupon rates from 0.25-2.625%, with various maturity dates of 6/30/2014-8/31/2017 with a value of $41,820,102.

(f) Collateralized by $231,835,000 U.S. Treasury STRIPS, maturing on 2/15/2036 with a value of $102,000,449.

(g) Collateralized by $249,820,900 U.S. Treasury Notes, with the various coupon rates from 0.5-2.5%, with various maturity dates of 10/15/2014-3/31/2016 with a value of $256,020,263.

(h) Collateralized by:
Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
53,988,191	Government National Mortgage Association	5.0	9/20/2043	59,091,837
14,155,000	U.S. Treasury Bonds	2.875-4.25	11/15/2040-8/15/2043	14,297,481
23,355,700	U.S. Treasury Inflation-Indexed Notes	0.125-0.5	4/15/2015- 7/15/2022	25,052,215
16,357,000	U.S. Treasury Notes	0.25-4.875	11/30/2013-8/31/2019	16,427,256
3,940,000	U.S. Treasury STRIPS	Zero Coupon	11/15/2036-11/15/2041	1,415,416
Total Collateral Value				116,284,205

(i) Collateralized by:
Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
5,856,387	Federal Home Loan Mortgage Corp.	3.0-4.0	2/15/2033- 2/15/2041	5,969,688
651,943,937	Federal Home Loan Mortgage Corp. — Interest Only	2.5-6.0	9/15/2015- 4/15/2043	95,481,819
651,100	Federal National Mortgage Association	3.0	7/25/2033	549,417
Total Collateral Value				102,000,924

(j) Collateralized by $35,701,900 U.S. Treasury Bill, maturing on 1/2/2014 with a value of $35,700,008.

(k) Collateralized by:
Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
125,683,779	Federal Home Loan Mortgage Corp.	2.309-3.5	6/1/2032- 10/1/2043	129,339,237
22,375,923	Federal National Mortgage Association	3.421-4.0	2/1/2027- 3/1/2042	23,660,763
Total Collateral Value				153,000,000

(l) Collateralized by:
Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
20,316,072	Federal Home Loan Mortgage Corp.	11.552-38.496	9/15/2032- 5/15/2036	30,382,173
576,732,202	Federal Home Loan Mortgage Corp. — Interest Only	3.0-5.0	6/15/2027- 12/15/2042	81,400,355
22,346,807	Federal National Mortgage Association	6.0-38.879	10/25/2035-5/25/2043	36,384,588
430,822,876	Federal National Mortgage Association — Interest Only	2.5-4.5	11/25/2027-2/25/2033	55,832,884
Total Collateral Value				204,000,000

(m) Collateralized by:
Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
1,600	U.S. Treasury Bill	Zero Coupon	12/26/2013	1,600
12,813,300	U.S. Treasury Bond	2.75	11/15/2042	10,882,952
39,933,900	U.S. Treasury Notes	0.125-3.5	12/31/2013-2/15/2018	40,139,541
Total Collateral Value				51,024,093

Interest Only: Interest Only (IO) bonds represent the "interest only" portion of payments on a pool of underlying mortgages or mortgage-backed securities. IO securities are subject to prepayment risk of the pool of underlying mortgages.

Principal Only: Principal Only (PO) bonds represent the "principal only" portion of payments on a pool of underlying mortgages or mortgage-backed securities.

STRIPS: Separate Trading of Registered Interest and Principal Securities

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Securities held by the Fund are reflected as Level 2 because the securities are valued at amortized cost (which approximates fair value) and, accordingly, the inputs used to determine value are not quoted prices in an active market.

The following is a summary of the inputs used as of October 31, 2013 in valuing the Fund's investments. For information on the Fund's policy regarding the valuation of investments, please refer to the Security Valuation section of Note 1 in the accompanying Notes to Financial Statements.
Assets	Level 1	Level 2	Level 3	Total

Investments in Securities (n)	$—	$1,723,196,948	$—	$1,723,196,948
Repurchase Agreements	—	1,411,000,000	—	1,411,000,000
Total	$—	$3,134,196,948	$—	$3,134,196,948

There have been no transfers between fair value measurement levels during the period ended October 31, 2013.

(n) See Investment Portfolio for additional detailed categorizations.

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities
as of October 31, 2013 (Unaudited)
Assets	Government & Agency Securities Portfolio
Investments: Investments in securities, valued at amortized cost	$1,723,196,948
Repurchase agreements, valued at amortized cost	1,411,000,000
Investments in securities, at value (cost $3,134,196,948)	3,134,196,948
Cash	309,629,712
Receivable for Fund shares sold	82,624
Interest receivable	962,580
Due from Advisor	111
Other assets	65,884
Total assets	3,444,937,859
Liabilities
Payable for Fund shares redeemed	46,278
Distributions payable	37,051
Accrued Trustees' fees	32,232
Other accrued expenses and payables	202,309
Total liabilities	317,870
Net assets, at value	$3,444,619,989
Net Assets Consist of
Undistributed net investment income	201,501
Accumulated net realized gain (loss)	(436,981)
Paid-in capital	3,444,855,469
Net assets, at value	$3,444,619,989

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities as of October 31, 2013 (Unaudited) (continued)
Net Asset Value	Government & Agency Securities Portfolio
Capital Assets Funds Shares Net Asset Value, offering and redemption price per share ($16,754,447 ÷ 16,755,356 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00
Davidson Cash Equivalent Shares Net Asset Value, offering and redemption price per share ($15,937,321 ÷ 15,938,186 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00
Davidson Cash Equivalent Plus Shares Net Asset Value, offering and redemption price per share ($104,164,765 ÷ 104,170,419 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00
DWS Government & Agency Money Fund Net Asset Value, offering and redemption price per share ($111,969,730 ÷ 111,975,809 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00
DWS Government Cash Institutional Shares Net Asset Value, offering and redemption price per share ($2,933,255,034 ÷ 2,933,414,229 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00
Government Cash Managed Shares Net Asset Value, offering and redemption price per share ($209,590,275 ÷ 209,601,650 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00
Service Shares Net Asset Value, offering and redemption price per share ($52,948,417 ÷ 52,951,291 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00

The accompanying notes are an integral part of the financial statements.

Statement of Operations
for the six months ended October 31, 2013 (Unaudited)
Investment Income	Government & Agency Securities Portfolio
Income: Interest	$1,519,327
Expenses: Management fee	1,032,080
Administration fee	1,564,103
Services to shareholders	626,620
Distribution and service fees	902,819
Custodian fee	28,091
Professional fees	65,700
Reports to shareholders	68,581
Registration fees	61,006
Trustees' fees and expenses	58,519
Other	60,714
Total expenses before expense reductions	4,468,233
Expense reductions	(3,355,234)
Total expenses after expense reductions	1,112,999
Net investment income	406,328
Net realized gain (loss) from investments	(1,480)
Net increase (decrease) in net assets resulting from operations	$404,848

The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets
	Government & Agency Securities Portfolio
Increase (Decrease) in Net Assets	Six Months Ended October 31, 2013 (Unaudited)	Year Ended April 30, 2013
Operations: Net investment income	$406,328	$738,566
Net realized gain (loss)	(1,480)	11,278
Net increase in net assets resulting from operations	404,848	749,844
Distributions to shareholders from: Net investment income: Capital Assets Funds Shares	(4,402)	(17,994)
Davidson Cash Equivalent Shares	(919)	(2,284)
Davidson Cash Equivalent Plus Shares	(5,182)	(9,941)
DWS Government & Agency Money Fund	(5,437)	(12,034)
DWS Government Cash Institutional Shares	(375,422)	(662,372)
Government Cash Managed Shares	(11,875)	(24,703)
Service Shares	(3,095)	(9,225)
Total distributions	(406,332)	(738,553)
Fund share transactions: Proceeds from shares sold	11,148,609,939	17,983,371,115
Reinvestment of distributions	203,946	400,224
Cost of shares redeemed	(10,644,549,574)	(18,573,676,534)
Net increase (decrease) in net assets from Fund share transactions	504,264,311	(589,905,195)
Increase (decrease) in net assets	504,262,827	(589,893,904)
Net assets at beginning of period	2,940,357,162	3,530,251,066
Net assets at end of period (including undistributed net investment income of $201,501 and $201,505, respectively)	$3,444,619,989	$2,940,357,162

The accompanying notes are an integral part of the financial statements.

Financial Highlights
Government & Agency Securities Portfolio DWS Government & Agency Money Fund
Six Months Ended 10/31/13 (Unaudited)			Years Ended April 30,
			2013		2012		2011		2010		2009
Selected Per Share Data
Net asset value, beginning of period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00
Income (loss) from investment operations: Net investment income	.000	***	.000	***	.000	***	.000	***	.001		.014
Net realized gain (loss)	(.000	)***	.000	***	.000	***	(.000	)***	.000	***	.000	***
Total from investment operations	.000	***	.000	***	.000	***	.000	***	.001		.014
Less distributions from: Net investment income	(.000	)***	(.000	)***	(.000	)***	(.000	)***	(.001)		(.014)
Net realized gains	—		—		—		—		(.000	)***	—
Total distributions	(.000	)***	(.000	)***	(.000	)***	(.000	)***	(.001)		(.014)
Net asset value, end of period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00
Total Return (%)a	.01	**	.01		.01		.02		.07		1.41
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	112		117		139		170		233		325
Ratio of expenses before expense reductions (%)	.27	*	.28		.26		.28		.27		.26
Ratio of expenses after expense reductions (%)	.09	*	.17		.11		.22		.26		.26
Ratio of net investment income (%)	.01	*	.01		.01		.01		.06		1.46	b
a Total return would have been lower had certain expenses not been reduced.
b Due to the timing of the subscriptions and redemptions, the amount shown does not correspond to the total return during the period.
* Annualized
** Not annualized
*** Amount is less than $.0005.

Notes to Financial Statements (Unaudited)

A. Organization and Significant Accounting Policies

Cash Account Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end investment management company organized as a Massachusetts business trust.

The Trust offers three funds: Money Market Portfolio, Government & Agency Securities Portfolio and Tax-Exempt Portfolio. These financial statements report on Government & Agency Securities Portfolio (the "Fund").

Government & Agency Securities Portfolio offers seven classes of shares: Capital Assets Funds Shares, Davidson Cash Equivalent Shares, Davidson Cash Equivalent Plus Shares, DWS Government & Agency Money Fund, DWS Government Cash Institutional Shares, Government Cash Managed Shares and Service Shares.

The financial highlights for all classes of shares, other than DWS Government & Agency Money Fund, are provided separately and are available upon request.

The Fund's investment income, realized gains and losses, and certain Fund-level expenses and expense reductions, if any, are borne pro rata on the basis of relative net assets by the holders of all classes of shares of the Fund, except that each class bears certain expenses unique to that class such as distribution and service fees, services to shareholders and certain other class-specific expenses. Differences in class-level expenses may result in payment of different per share dividends by class. All shares of the Trust have equal rights with respect to voting subject to class-specific arrangements.

The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates. Actual results could differ from those estimates. The policies described below are followed consistently by the Fund in the preparation of its financial statements.

Security Valuation. Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Fund values all securities utilizing the amortized cost method permitted in accordance with Rule 2a-7 under the 1940 Act and certain conditions therein. Under this method, which does not take into account unrealized capital gains or losses on securities, an instrument is initially valued at its cost and thereafter assumes a constant accretion/amortization rate to maturity of any discount or premium. Securities held by the Fund are reflected as Level 2 because the securities are valued at amortized cost (which approximates fair value) and, accordingly, the inputs used to determine value are not quoted prices in an active market.

Disclosure about the classification of fair value measurements is included in a table following the Fund's Investment Portfolio.

Repurchase Agreements. The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, with certain banks and broker/dealers whereby the Fund, through its custodian or a sub-custodian bank, receives delivery of the underlying securities, the amount of which at the time of purchase and each subsequent business day is required to be maintained at such a level that the market value is equal to at least the principal amount of the repurchase price plus accrued interest. The custodial bank or another designated subcustodian holds the collateral in a separate account until the agreement matures. If the value of the securities falls below the principal amount of the repurchase agreement plus accrued interest, the financial institution deposits additional collateral by the following business day. If the financial institution either fails to deposit the required additional collateral or fails to repurchase the securities as agreed, the Fund has the right to sell the securities and recover any resulting loss from the financial institution. If the financial institution enters into bankruptcy, the Fund's claims on the collateral may be subject to legal proceedings.

As of October 31, 2013, the Fund had investments in repurchase agreements with a gross value of $1,411,000,000. The value of the related collateral exceeded the value of the repurchase agreements at period end. The detail of the related collateral is included in the footnotes following the Fund's Investment Portfolio.

Federal Income Taxes. The Fund's policy is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies and to distribute all of its taxable and tax-exempt income to its shareholders.

Under the Regulated Investment Company Modernization Act of 2010, net capital losses may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses. Previously, net capital losses were carried forward for eight years and treated as short-term losses. As a transition rule, the Act requires that post-enactment net capital losses be used before pre-enactment net capital losses.

At April 30, 2013, the Fund had a net tax basis capital loss carryforward of approximately $436,000 of pre-enactment losses, which may be applied against any realized net taxable capital gains of each succeeding year until fully utilized or until April 30, 2019 (the expiration date), whichever occurs first.

The Fund has reviewed the tax positions for the open tax years as of April 30, 2013 and has determined that no provision for income tax is required in the Fund's financial statements. The Fund's federal tax returns for the prior three fiscal years remain open subject to examination by the Internal Revenue Service.

Distribution of Income. Net investment income of the Fund is declared as a daily dividend and is distributed to shareholders monthly. The Fund may take into account capital gains and losses in its daily dividend declarations. The Fund may also make additional distributions for tax purposes if necessary.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Temporary book and tax basis differences will reverse in a subsequent period. There were no significant book-to-tax differences for the Fund.

The tax character of current year distributions will be determined at the end of the current fiscal year.

Expenses. Expenses of the Trust arising in connection with a specific Fund are allocated to that Fund. Other Trust expenses which cannot be directly attributed to a Fund are apportioned pro rata on the basis of relative net assets among the funds in the Trust based upon the relative net assets or other appropriate measures.

Contingencies. In the normal course of business, the Fund may enter into contracts with service providers that contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet been made. However, based on experience, the Fund expects the risk of loss to be remote.

Other. Investment transactions are accounted for on trade date. Interest income is recorded on the accrual basis. Realized gains and losses from investment transactions are recorded on an identified cost basis and may include proceeds from litigation. All discounts and premiums are accreted/amortized for both tax and financial reporting purposes.

B. Related Parties

Management Agreement. Under an Amended and Restated Investment Management Agreement with Deutsche Investment Management Americas Inc. ("DIMA" or the "Advisor"), an indirect, wholly owned subsidiary of Deutsche Bank AG, the Advisor directs the investments of the Fund in accordance with its investment objectives, policies and restrictions. The Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Fund.

The Fund pays a monthly management fee based on the combined average daily net assets of the three Funds of the Trust and allocated to the Fund based on its relative net assets, computed and accrued daily and payable monthly, at the following annual rates:
First $500 million of the Funds' combined average daily net assets	.120%
Next $500 million of such net assets	.100%
Next $1 billion of such net assets	.075%
Next $1 billion of such net assets	.060%
Over $3 billion of such net assets	.050%

The Advisor has agreed to contractually reduce its management fee for the Fund such that the annual effective rate is limited to 0.05% of the Fund's average daily net assets.

For the period from May 1, 2013 through September 30, 2014, the Advisor has contractually agreed to waive its fees and/or reimburse certain operating expenses of the DWS Government & Agency Money Fund to the extent necessary to maintain the operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest) at 0.45%.

The Advisor has agreed to voluntarily waive additional expenses. The voluntary waiver may be changed or terminated at any time without notice. Under these arrangements, the Advisor waived certain expenses on DWS Government & Agency Money Fund shares.

Accordingly, for the six months ended October 31, 2013, the Advisor earned a management fee on the Fund aggregating $1,032,080, all of which was waived.

The Advisor has also agreed to maintain expenses of certain other classes of the Trust. These rates are disclosed in the respective share classes' annual reports that are provided separately and are available upon request.

Administration Fee. Pursuant to an Administrative Services Agreement, DIMA provides most administrative services to the Fund. For all services provided under the Administrative Services Agreement, the Fund pays the Advisor an annual fee ("Administration Fee") of 0.10% of the Fund's average daily net assets, computed and accrued daily and payable monthly. For the six months ended October 31, 2013, the Administration Fee was as follows:
Fund	Administration Fee	Waived	Unpaid at October 31, 2013
Government & Agency Securities Portfolio	$1,564,103	$890,677	$158,866

Service Provider Fees. DWS Investments Service Company ("DISC"), an affiliate of the Advisor, is the transfer agent, dividend-paying agent and shareholder service agent for the Fund. Pursuant to a sub-transfer agency agreement between DISC and DST Systems, Inc. ("DST"), DISC has delegated certain transfer agent, dividend-paying agent and shareholder service agent functions to DST. DISC compensates DST out of the shareholder servicing fee it receives from the Fund. For the six months ended October 31, 2013, the amounts charged to the Fund by DISC were as follows:
Government & Agency Securities Portfolio:	Total Aggregated	Waived	Unpaid at October 31, 2013
Capital Assets Funds Shares	$110,006	$100,590	$9,416
Davidson Cash Equivalent Shares	22,971	21,084	111
Davidson Cash Equivalent Plus Shares	103,569	92,772	6,238
DWS Government & Agency Money Fund	47,057	36,108	10,090
DWS Government Cash Institutional Shares	125,098	125,098	—
Government Cash Managed Shares	106,982	82,929	8,072
Service Shares	77,390	71,077	1,290
	$593,073	$529,658	$35,217

Distribution Service Agreement. Under the Distribution Service Agreement, in accordance with Rule 12b-1 under the 1940 Act, DWS Investments Distributors, Inc. ("DIDI"), an affiliate of the Advisor, receives a fee ("Distribution Fee"), calculated as a percentage of average daily net assets for the shares listed in the following table.

For the six months ended October 31, 2013, the Distribution Fee was as follows:
Government & Agency Securities Portfolio:	Distribution Fee	Waived	Annualized Effective Rate	Contractual Rate (Up To)
Capital Assets Funds Shares	$145,208	$145,208	.00%	.33%
Davidson Cash Equivalent Shares	27,566	27,566	.00%	.30%
Davidson Cash Equivalent Plus Shares	129,460	129,460	.00%	.25%
Service Shares	185,735	185,735	.00%	.60%
	$487,969	$487,969

In addition, DIDI provides information and administrative services for a fee ("Service Fee") for the shares listed in the following table. A portion of these fees may be paid pursuant to a Rule 12b-1 plan.

For the six months ended October 31, 2013, the Service Fee was as follows:
Government & Agency Securities Portfolio:	Service Fee	Waived	Annualized Effective Rate	Contractual Rate (Up To)
Capital Assets Funds Shares	$110,006	$110,006	.00%	.25%
Davidson Cash Equivalent Shares	22,971	22,971	.00%	.25%
Davidson Cash Equivalent Plus Shares	103,569	103,569	.00%	.20%
Government Cash Managed Shares	178,304	178,304	.00%	.15%
	$414,850	$414,850

Typesetting and Filing Service Fees. Under an agreement with DIMA, DIMA is compensated for providing typesetting and certain regulatory filing services to the Fund. For the six months ended October 31, 2013, the amount charged to the Fund by DIMA included in the Statement of Operations under "reports to shareholders" expenses was as follows:
Fund	Total Aggregated	Unpaid at October 31, 2013
Government & Agency Securities Portfolio	$28,520	$8,904

Trustees' Fees and Expenses. The Fund paid retainer fees to each Trustee not affiliated with the Advisor, plus specified amounts to the Board Chairperson and Vice Chairperson and to each committee Chairperson.

C. Concentration of Ownership

From time to time, the Fund may have a concentration of several shareholder accounts holding a significant percentage of shares outstanding. Investment activities of these shareholders could have a material impact on the Fund.

At October 31, 2013, there was one shareholder account that held approximately 14% of the outstanding shares of the Fund.

D. Line of Credit

The Fund and other affiliated funds (the "Participants") share in a $375 million revolving credit facility provided by a syndication of banks. The Fund may borrow for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee which is allocated based on net assets, among each of the Participants. Interest is calculated at a rate per annum equal to the sum of the Federal Funds Rate plus 1.25 percent plus, if LIBOR exceeds the Federal Funds Rate, the amount of such excess. The Fund may borrow up to a maximum of 33 percent of its net assets under the agreement. The Fund had no outstanding loans at October 31, 2013.

E. Share Transactions

The following table summarizes share and dollar activity in the Fund:

Government & Agency Securities Portfolio
	Six Months Ended October 31, 2013		Year Ended April 30, 2013
	Shares	Dollars	Shares	Dollars
Shares sold
Capital Assets Funds Shares	20,390,285	$20,390,285	106,697,232	$106,697,232
Davidson Cash Equivalent Shares	21,530,677	21,530,677	31,099,071	31,099,071
Davidson Cash Equivalent Plus Shares	204,186,570	204,186,570	222,327,364	222,327,364
DWS Government & Agency Money Fund	20,923,916	20,923,916	53,121,349	53,121,349
DWS Government Cash Institutional Shares	10,243,870,730	10,243,870,730	15,315,065,657	15,315,065,657
Government Cash Managed Shares	523,645,367	523,645,367	1,990,326,289	1,990,326,289
Service Shares	114,031,613	114,031,613	264,734,153	264,734,153
Account Maintenance Fees	—	30,781	—	—
		$11,148,609,939		$17,983,371,115
Shares issued to shareholders in reinvestment of distributions
Capital Assets Funds Shares	4,401	$4,401	17,994	$17,994
Davidson Cash Equivalent Shares	852	852	2,284	2,284
Davidson Cash Equivalent Plus Shares	4,809	4,809	9,940	9,940
DWS Government & Agency Money Fund	5,336	5,336	11,818	11,818
DWS Government Cash Institutional Shares	181,245	181,245	341,515	341,515
Government Cash Managed Shares	4,209	4,209	7,714	7,714
Service Shares	3,094	3,094	8,959	8,959
		$203,946		$400,224
Shares redeemed
Capital Assets Funds Shares	(141,457,504)	$(141,457,504)	(205,489,534)	$(205,489,534)
Davidson Cash Equivalent Shares	(25,862,258)	(25,862,258)	(35,645,815)	(35,645,815)
Davidson Cash Equivalent Plus Shares	(208,278,948)	(208,278,948)	(207,586,537)	(207,586,537)
DWS Government & Agency Money Fund	(26,327,411)	(26,327,411)	(75,265,565)	(75,265,565)
DWS Government Cash Institutional Shares	(9,566,885,632)	(9,566,885,632)	(15,771,839,065)	(15,771,839,065)
Government Cash Managed Shares	(536,306,365)	(536,306,365)	(1,983,483,875)	(1,983,483,875)
Service Shares	(139,431,456)	(139,431,456)	(294,366,143)	(294,366,143)
		$(10,644,549,574)		$(18,573,676,534)
Net increase (decrease)
Capital Assets Funds Shares	(121,062,818)	$(121,062,818)	(98,774,308)	$(98,774,308)
Davidson Cash Equivalent Shares	(4,330,729)	(4,330,729)	(4,544,460)	(4,544,460)
Davidson Cash Equivalent Plus Shares	(4,087,569)	(4,087,569)	14,750,767	14,750,767
DWS Government & Agency Money Fund	(5,398,159)	(5,398,159)	(22,132,398)	(22,132,398)
DWS Government Cash Institutional Shares	677,166,343	677,166,343	(456,431,893)	(456,431,893)
Government Cash Managed Shares	(12,656,789)	(12,656,789)	6,850,128	6,850,128
Service Shares	(25,396,749)	(25,396,749)	(29,623,031)	(29,623,031)
Account Maintenance Fees	—	30,781	—	—
		$504,264,311		$(589,905,195)

Information About Your Fund's Expenses

As an investor of the Fund, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Fund expenses. Examples of transaction costs include account maintenance fees, which are not shown in this section. The following tables are intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. In the most recent six-month period, the Fund limited these expenses; had it not done so, expenses would have been higher for the DWS Government & Agency Money Fund. The example in the table is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (May 1, 2013 to October 31, 2013).

The tables illustrate your Fund's expenses in two ways:

—Actual Fund Return. This helps you estimate the actual dollar amount of ongoing expenses (but not transaction costs) paid on a $1,000 investment in the Fund using the Fund's actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Expenses Paid per $1,000" line under the share class you hold.

— Hypothetical 5% Fund Return. This helps you to compare your Fund's ongoing expenses (but not transaction costs) with those of other mutual funds using the Fund's actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs. The "Expenses Paid per $1,000" line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expense of owning different funds. If these transaction costs had been included, your costs would have been higher.

Expenses and Value of a $1,000 Investment for the six months ended October 31, 2013 (Unaudited)
Actual Fund Return	DWS Government & Agency Money Fund
Beginning Account Value 5/1/13	$1,000.00
Ending Account Value 10/31/13	$1,000.05
Expenses Paid per $1,000*	$.45
Hypothetical 5% Fund Return
Beginning Account Value 5/1/13	$1,000.00
Ending Account Value 10/31/13	$1,024.75
Expenses Paid per $1,000*	$.46
* Expenses are equal to the Fund's annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by 184 (the number of days in the most recent six-month period), then divided by 365.

Annualized Expense Ratio
DWS Government & Agency Money Fund	.09%
For more information, please refer to the Fund's prospectus.
For an analysis of the fees associated with an investment in the Fund or similar funds, please refer to http://apps.finra.org/fundanalyzer/1/fa.aspx.

Other Information

Proxy Voting

The Fund's policies and procedures for voting proxies for portfolio securities and information about how the Fund voted proxies related to its portfolio securities during the 12-month period ended June 30 are available on our Web site — dws-investments.com (click on "proxy voting" at the bottom of the page) — or on the SEC's Web site — sec.gov. To obtain a written copy of the Fund's policies and procedures without charge, upon request, call us toll free at (800) 728-3337.

Portfolio Holdings

Following the Fund's fiscal first and third quarter-end, a complete portfolio holdings listing is filed with the SEC on Form N-Q. In addition, each month, information about the Fund and its portfolio holdings is filed with the SEC on Form N-MFP. The SEC delays the public availability of the information filed on Form N-MFP for 60 days after the end of the reporting period included in the filing. These forms will be available on the SEC's Web site at sec.gov, and they may also be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the SEC's Public Reference Room may be obtained by calling (800) SEC-0330. The Fund's portfolio holdings are also posted on dws-investments.com from time to time. Please see the Fund's current prospectus for more information.

Money Market Fund Reform

In June 2013, the SEC proposed money market fund reform intended to address perceived systemic risks associated with money market funds and to improve transparency for money market fund investors. The Financial Stability Oversight Council (FSOC), a board of U.S. regulators established by the Dodd-Frank Act, had also previously proposed similar recommendations for money market fund reform. If one or more of the SEC or FSOC proposals for money market fund reform were to be adopted in the future, such regulatory action may affect the fund's operations and/or return potential.

Advisory Agreement Board Considerations and Fee Evaluation

The Board of Trustees approved the renewal of Government & Agency Securities Portfolio's investment management agreement (the "Agreement") with Deutsche Investment Management Americas Inc. ("DIMA") in September 2013.

In terms of the process that the Board followed prior to approving the Agreement, shareholders should know that:

— In September 2013, all but one of the Fund's Trustees were independent of DIMA and its affiliates.

— The Trustees met frequently during the past year to discuss fund matters and dedicated a substantial amount of time to contract review matters. Over the course of several months, the Board's Contract Committee, in coordination with the Board's Fixed Income and Asset Allocation Oversight Committee, reviewed comprehensive materials received from DIMA, independent third parties and independent counsel. These materials included an analysis of the Fund's performance, fees and expenses, and profitability compiled by a fee consultant retained by the Fund's Independent Trustees (the "Fee Consultant"). The Board also received extensive information throughout the year regarding performance of the Fund.

— The Independent Trustees regularly meet privately with their independent counsel to discuss contract review and other matters. In addition, the Independent Trustees were also advised by the Fee Consultant in the course of their review of the Fund's contractual arrangements and considered a comprehensive report prepared by the Fee Consultant in connection with their deliberations.

— In connection with reviewing the Agreement, the Board also reviewed the terms of the Fund's Rule 12b-1 plan, distribution agreement, administrative services agreement, transfer agency agreement and other material service agreements.

— Based on its evaluation of the information provided, the Contract Committee presented its findings and recommendations to the Board. The Board then reviewed the Contract Committee's findings and recommendations.

In connection with the contract review process, the Contract Committee and the Board considered the factors discussed below, among others. The Board also considered that DIMA and its predecessors have managed the Fund since its inception, and the Board believes that a long-term relationship with a capable, conscientious advisor is in the best interests of the Fund. The Board considered, generally, that shareholders chose to invest or remain invested in the Fund knowing that DIMA managed the Fund, and that the Agreement was approved by the Fund's shareholders. DIMA is part of Deutsche Bank AG, a major global banking institution that is engaged in a wide range of financial services. The Board believes that there are advantages to being part of a global asset management business that offers a wide range of investing expertise and resources, including hundreds of portfolio managers and analysts with research capabilities in many countries throughout the world.

As part of the contract review process, the Board carefully considered the fees and expenses of each DWS fund overseen by the Board in light of the fund's performance. In many cases, this led to a negotiation with DIMA of lower expense caps as part of the 2012 and 2013 contract review processes than had previously been in place. As part of these negotiations, the Board indicated that it would consider relaxing these new lower caps in future years following sustained improvements in performance, among other considerations.

In June 2012, Deutsche Bank AG ("DB"), DIMA's parent company, announced that DB would combine its Asset Management (of which DIMA was a part) and Wealth Management divisions. DB has advised the Independent Trustees that the U.S. asset management business is a critical and integral part of DB, and that it has, and will continue to, reinvest a significant portion of the substantial savings it expects to realize by combining its Asset Management and Wealth Management divisions into the new Asset and Wealth Management ("AWM") division, including ongoing enhancements to its investment capabilities. DB also has confirmed its commitment to maintaining strong legal and compliance groups within the AWM division.

While shareholders may focus primarily on fund performance and fees, the Fund's Board considers these and many other factors, including the quality and integrity of DIMA's personnel and such other issues as back-office operations, fund valuations, and compliance policies and procedures.

Nature, Quality and Extent of Services. The Board considered the terms of the Agreement, including the scope of advisory services provided under the Agreement. The Board noted that, under the Agreement, DIMA provides portfolio management services to the Fund and that, pursuant to a separate administrative services agreement, DIMA provides administrative services to the Fund. The Board considered the experience and skills of senior management and investment personnel, the resources made available to such personnel, the ability of DIMA to attract and retain high-quality personnel, and the organizational depth and stability of DIMA. The Board reviewed the Fund's performance over short-term and long-term periods and compared those returns to various agreed-upon performance measures, including a peer universe compiled by the Fee Consultant using information supplied by iMoneyNet, an independent fund data service. The Board also noted that it has put into place a process of identifying "Focus Funds" (e.g., funds performing poorly relative to their benchmark or a peer universe compiled by an independent fund data service), and receives more frequent reporting and information from DIMA regarding such funds, along with DIMA's remedial plans to address underperformance. The Board believes this process is an effective manner of identifying and addressing underperforming funds. Based on the information provided, the Board noted that for the one- and three-year periods ended December 31, 2012, the Fund's gross performance (Service Shares) was in the 2nd quartile of the applicable iMoneyNet universe (the 1st quartile being the best performers and the 4th quartile being the worst performers).

Fees and Expenses. The Board considered the Fund's investment management fee schedule, operating expenses and total expense ratios, and comparative information provided by Lipper Inc. ("Lipper") and the Fee Consultant regarding investment management fee rates paid to other investment advisors by similar funds (1st quartile being the most favorable and 4th quartile being the least favorable). With respect to management fees paid to other investment advisors by similar funds, the Board noted that the contractual fee rates paid by the Fund, which include a 0.10% fee paid to DIMA under the Fund's administrative services agreement, were lower than the median (2nd quartile) of the applicable Lipper peer group (based on Lipper data provided as of December 31, 2012). Based on Lipper data provided as of December 31, 2012, the Board noted that the Fund's total (net) operating expenses were lower than the median of the applicable Lipper expense universe for Davidson Cash Equivalent Shares (2nd quartile), Davidson Cash Equivalent Plus Shares (2nd quartile) and Services Shares (1st quartile) and higher the median of the applicable Lipper expense universe for Government Cash Managed Shares (3rd quartile), DWS Government & Agency Money Fund shares (3rd quartile), Capital Assets Funds Shares (3rd quartile), and DWS Government Cash Institutional Shares (3rd quartile). The Board considered the Fund's management fee rate as compared to fees charged by DIMA to a comparable fund and considered differences between the Fund and the comparable fund. The Board also considered how the Fund's total (net) operating expenses compared to the total (net) operating expenses of a more customized peer group selected by Lipper (based on such factors as asset size). The Board noted the expense limitations agreed to by DIMA. The Board also noted the significant voluntary fee waivers implemented by DIMA to ensure the Fund maintained a positive yield.

The information considered by the Board as part of its review of management fees included information regarding fees charged by DIMA and its affiliates to similar institutional accounts and to similar funds offered primarily to European investors ("DWS Europe funds"), in each case as applicable. The Board observed that advisory fee rates for institutional accounts generally were lower than the management fees charged by similarly managed DWS U.S. mutual funds ("DWS Funds"), but also took note of the differences in services provided to DWS Funds as compared to institutional accounts. In the case of DWS Europe funds, the Board observed that fee rates for DWS Europe funds generally were higher than for similarly managed DWS Funds, but noted that differences in the types of services provided to DWS Funds relative to DWS Europe funds made it difficult to compare such fees.

On the basis of the information provided, the Board concluded that management fees were reasonable and appropriate in light of the nature, quality and extent of services provided by DIMA.

Profitability. The Board reviewed detailed information regarding revenues received by DIMA under the Agreement. The Board considered the estimated costs and pre-tax profits realized by DIMA from advising the DWS Funds, as well as estimates of the pre-tax profits attributable to managing the Fund in particular. The Board also received information regarding the estimated enterprise-wide profitability of DWS and its affiliates with respect to all fund services in totality and by fund. The Board and the Fee Consultant reviewed DIMA's methodology in allocating its costs to the management of the Fund. Based on the information provided, the Board concluded that the pre-tax profits realized by DIMA in connection with the management of the Fund were not unreasonable. The Board also reviewed information regarding the profitability of certain similar investment management firms. The Board noted that while information regarding the profitability of such firms is limited (and in some cases is not necessarily prepared on a comparable basis), DIMA and its affiliates' overall profitability with respect to the DWS fund complex (after taking into account distribution and other services provided to the funds by DIMA and its affiliates) was lower than the overall profitability levels of many comparable firms for which such data was available.

Economies of Scale. The Board considered whether there are economies of scale with respect to the management of the Fund and whether the Fund benefits from any economies of scale. The Board noted that the Fund's management fee schedule includes fee breakpoints. The Board concluded that the Fund's fee schedule represents an appropriate sharing between the Fund and DIMA of such economies of scale as may exist in the management of the Fund at current asset levels.

Other Benefits to DIMA and Its Affiliates. The Board also considered the character and amount of other incidental benefits received by DIMA and its affiliates, including any fees received by DIMA for administrative services provided to the Fund and any fees received by an affiliate of DIMA for distribution services. The Board also considered benefits to DIMA related to brokerage and soft-dollar allocations, including allocating brokerage to pay for research generated by parties other than the executing broker dealers, which pertain primarily to funds investing in equity securities, along with the incidental public relations benefits to DIMA related to DWS Funds advertising and cross-selling opportunities among DIMA products and services. The Board concluded that management fees were reasonable in light of these fallout benefits.

Compliance. The Board considered the significant attention and resources dedicated by DIMA to documenting and enhancing its compliance processes in recent years. The Board noted in particular (i) the experience and seniority of both DIMA's chief compliance officer and the Fund's chief compliance officer; (ii) the large number of DIMA compliance personnel; and (iii) the substantial commitment of resources by DIMA and its affiliates to compliance matters.

Based on all of the information considered and the conclusions reached, the Board unanimously determined that the continuation of the Agreement is in the best interests of the Fund. In making this determination, the Board did not give particular weight to any single factor identified above. The Board considered these factors over the course of numerous meetings, certain of which were in executive session with only the Independent Trustees and their independent counsel present. It is possible that individual Trustees may have weighed these factors differently in reaching their individual decisions to approve the continuation of the Agreement.

Privacy Statement
FACTS	What Does Deutsche Asset & Wealth Management Do With Your Personal Information?
Why?
Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share and protect your personal information. Please read this notice carefully to understand what we do.

What?
The types of personal information we collect and share can include:
— Social Security number
— Account balances
— Purchase and transaction history
— Bank account information
— Contact information such as mailing address, e-mail address and telephone number

How?
All financial companies need to share customers' personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers' personal information, the reasons Deutsche Asset & Wealth Management chooses to share and whether you can limit this sharing.

Reasons we can share your personal information	Does Deutsche Asset & Wealth Management share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders or legal investigations	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We do not share
For our affiliates' everyday business purposes — information about your transactions and experiences	No	We do not share
For our affiliates' everyday business purposes — information about your creditworthiness	No	We do not share
For non-affiliates to market to you	No	We do not share
Questions?	Call (800) 728-3337 or e-mail us at service@dws.com

Who we are
Who is providing this notice?	DWS Investments Distributors, Inc.; Deutsche Investment Management Americas Inc.; DeAM Investor Services, Inc.; DWS Trust Company; the DWS Funds
What we do
How does Deutsche Asset & Wealth Management protect my personal information?
To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

How does Deutsche Asset & Wealth Management collect my personal information?
We collect your personal information, for example. When you:
— open an account
— give us your contact information
— provide bank account information for ACH or wire transactions
— tell us where to send money
— seek advice about your investments

Why can't I limit all sharing?
Federal law gives you the right to limit only
— sharing for affiliates' everyday business purposes — information about your creditworthiness
— affiliates from using your information to market to you
— sharing for non-affiliates to market to you
State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates
Companies related by common ownership or control. They can be financial or non-financial companies. Our affiliates include financial companies with the DWS or Deutsche Bank ("DB") name, such as DB AG Frankfurt and DB Alex Brown.

Non-affiliates
Companies not related by common ownership or control. They can be financial and non-financial companies.
Non-affiliates we share with include account service providers, service quality monitoring services, mailing service providers and verification services to help in the fight against money laundering and fraud.

Joint marketing	A formal agreement between non-affiliated financial companies that together market financial products or services to you. Deutsche Asset & Wealth Management does not jointly market.
Rev. 09/2013

Notes

Notes

Notes

Notes

Notes

Notes

Deutsche Asset
& Wealth Management

222 South Riverside Plaza
Chicago, IL 60606-5808

**DGAMF-3**
(R-033436-1 12/13)

October 31, 2013

Semiannual Report

to Shareholders

Tax-Exempt Portfolio

DWS Tax-Exempt Cash

Institutional Shares Fund #148

Tax-Exempt Cash

Managed Shares Fund #248

Contents
3 Portfolio Summary
4 Investment Portfolio
13 Statement of Assets and Liabilities
15 Statement of Operations
16 Statement of Changes in Net Assets
17 Financial Highlights
19 Notes to Financial Statements
27 Information About Your Fund's Expenses
29 Other Information
30 Advisory Agreement Board Considerations and Fee Evaluation
35 Privacy Statement

This report must be preceded or accompanied by a prospectus. To obtain a summary prospectus, if available, or prospectus for any of our funds, visit dws-investments.com. We advise you to consider the fund's objectives, risks, charges and expenses carefully before investing. The summary prospectus and prospectus contain this and other important information about the fund. Please read the prospectus carefully before you invest.

An investment in this fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or by any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund. The share price of money market funds can fall below the $1.00 share price. You should not rely on or expect the Advisor to enter into support agreements or take other actions to maintain the fund's $1.00 share price. The credit quality of the fund's holdings can change rapidly in certain markets, and the default of a single holding could have an adverse impact on the fund's share price. The fund's share price can also be negatively affected during periods of high redemption pressures and/or illiquid markets. The actions of a few large investors in one class of shares of the fund may have a significant adverse effect on the share prices of all classes of shares of the fund. See the prospectus for specific details regarding the fund's risk profile.

Deutsche Asset & Wealth Management represents the asset management and wealth management activities conducted by Deutsche Bank AG or any of its subsidiaries, including the Advisor and DWS Investments Distributors, Inc.

NOT FDIC/NCUA INSURED NO BANK GUARANTEE MAY LOSE VALUE NOT A DEPOSIT NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY

Portfolio Summary (Unaudited)

Investment Portfolio as of October 31, 2013 (Unaudited)

Tax-Exempt Portfolio
	Principal Amount ($)	Value ($)

Municipal Bonds and Notes 99.8%
Alabama 0.5%
Tuscaloosa County, AL, Industrial Development Authority, Gulf Opportunity Zone, Hunt Refining Project, Series C, 0.1%*, 12/1/2027, LOC: Bank of Nova Scotia	10,000,000	10,000,000
Alaska 2.6%
Anchorage, AK:
0.15%, 3/6/2014	25,000,000	25,000,000
0.18%, 2/27/2014	25,000,000	25,000,000
		50,000,000
Arizona 0.5%
Arizona, Salt River Pima-Maricopa, Indian Community, 0.09%*, 10/1/2026	9,780,000	9,780,000
California 14.0%
California, Bay Area Toll Authority, Toll Bridge Revenue, San Francisco Bay Area, Series D-2, 0.06%*, 4/1/2047, LOC: JPMorgan Chase Bank NA	15,550,000	15,550,000
California, BB&T Municipal Trust, Series 2023, 144A, 0.1%*, 1/1/2024, INS: NATL, LIQ: Branch Banking & Trust, LOC: Branch Banking & Trust	26,885,000	26,885,000
California, Nuveen Dividend Advantage Municipal Fund, Series 1-1362, 144A, AMT, 0.26%*, 6/1/2041, LIQ: Morgan Stanley Bank	5,000,000	5,000,000
California, Nuveen Dividend Advantage Municipal Fund 2, 144A, AMT, 0.18%*, 8/3/2043, LIQ: Royal Bank of Canada	15,000,000	15,000,000
California, Nuveen Dividend Advantage Municipal Fund 3, Series 1-1600, 144A, AMT, 0.17%*, 9/1/2043, LIQ: Barclays Bank PLC	13,800,000	13,800,000
California, State Department of Water Resources, Supply Revenue, Series M, 5.0%, 5/1/2014	7,500,000	7,678,380
California, State General Obligation:
0.12%, 11/19/2013	22,750,000	22,750,000
Prerefunded 4/1/2014 @ 100, 5.0%, 4/1/2031, INS: AMBAC	10,325,000	10,529,373
Prerefunded 4/1/2014 @ 100, 5.25%, 4/1/2034	6,035,000	6,160,693
California, State Revenue Notes:
Series A-1, 2.0%, 5/28/2014	24,500,000	24,749,503
Series A-2, 2.0%, 6/23/2014	33,000,000	33,373,694
California, Wells Fargo Stage Trust, Series 74C, 144A, 0.09%*, Mandatory Put 11/14/2013 @ 100, 11/15/2040, GTY: Wells Fargo Bank NA, LIQ: Wells Fargo Bank NA	5,810,000	5,810,000
Los Angeles County, CA, 0.12%, 12/18/2013	10,000,000	10,000,000
San Bernardino County, CA, Tax And Revenue Anticipation Notes, Series A, 2.0%, 6/30/2014	40,000,000	40,479,616
San Francisco City & County, CA, Airports Commission, Series 36A, 0.09%*, 5/1/2026, LOC: U.S. Bank NA	19,270,000	19,270,000
San Jose, CA, Redevelopment Agency, 0.18%, 12/10/2013	10,400,000	10,400,000
		267,436,259
Delaware 0.2%
Delaware, State Economic Development Authority Revenue, YMCA Delaware Project, 0.08%*, 5/1/2036, LOC: PNC Bank NA	4,785,000	4,785,000
District of Columbia 0.9%
District of Columbia, Metropolitan Washington Airport Authority Systems Revenue, Series C-1, 144A, AMT, 0.07%*, 10/1/2033, LOC: Barclays Bank PLC	2,935,000	2,935,000
District of Columbia, Wells Fargo Stage Trust, Series 57C, 144A, AMT, 0.25%*, Mandatory Put 12/26/2013 @ 100, 10/1/2032, GTY: Wells Fargo Bank NA, LIQ: Wells Fargo Bank NA	13,965,000	13,965,000
		16,900,000
Florida 5.1%
Florida, Capital Trust Agency Housing Revenue, Atlantic Housing Foundation, Series A, 0.08%*, 7/15/2024, LIQ: Fannie Mae	19,000,000	19,000,000
Florida, North Broward Hospital District, Series A, 0.07%*, 1/15/2031, LOC: TD Bank NA	15,155,000	15,155,000
Hillsborough County, FL:
0.09%, 12/5/2013	22,139,000	22,139,000
0.11%, 2/6/2014	22,000,000	22,000,000
Lee County, FL, Industrial Development Authority, Improvement Hope Hospice Project, 0.11%*, 10/1/2027, LOC: Northern Trust Co.	18,900,000	18,900,000
		97,194,000
Georgia 0.3%
Burke County, GA, Development Authority Revenue, Georgia Power Co. Plant, 144A, 0.09%*, 5/1/2022	5,555,000	5,555,000
Hawaii 0.5%
Hawaii, Wells Fargo State Trust, Series 6C, 144A, 0.09%*, Mandatory Put 11/14/2013 @ 100, 7/1/2040, GTY: Wells Fargo Bank NA, LIQ: Wells Fargo Bank NA	8,820,000	8,820,000
Idaho 3.9%
Idaho, State Tax Anticipation Notes, 2.0%, 6/30/2014	73,000,000	73,870,467
Illinois 5.4%
Illinois, Educational Facilities Authority Revenue:
0.11%, 11/6/2013	30,000,000	30,000,000
0.13%, 2/6/2014	25,000,000	25,000,000
Illinois, Educational Facilities Authority Revenue, University of Chicago, Series B-3, 0.23%*, Mandatory Put 3/13/2014 @ 100, 7/1/2036	10,000,000	10,000,000
Illinois, Finance Authority Revenue, 0.12%, 1/16/2014	25,040,000	25,040,000
Illinois, State Development Finance Authority, Chicago Symphony Orchestra Project, 0.08%*, 12/1/2033, LOC: PNC Bank NA	12,500,000	12,500,000
		102,540,000
Indiana 0.8%
Indiana, IPS Multi-School Building Corp., Series R-885WF, 144A, 0.15%*, 1/15/2025, INS: AGMC, GTY: Wells Fargo & Co., LIQ: Wells Fargo & Co.	2,100,000	2,100,000
Indiana, State Finance Authority, Hospital Revenue, Indiana University Health, Series D, 0.08%*, 3/1/2033, LOC: Northern Trust Co.	6,115,000	6,115,000
Indiana, Wells Fargo State Trust, Series 100C, 144A, 0.09%*, 8/1/2021, GTY: Wells Fargo Bank NA, LIQ: Wells Fargo Bank NA	7,495,000	7,495,000
		15,710,000
Iowa 0.4%
Iowa, State Finance Authority, Wellness Facilities Revenue, Community Marshalltown Project, 0.11%*, 1/1/2031, LOC: Northern Trust Co.	7,015,000	7,015,000
Kansas 2.0%
Kansas, State Development Finance Authority, Multi-Family Revenue, Oak Ridge Park II Project, Series X, AMT, 0.15%*, 12/1/2036, LOC: U.S. Bank NA	3,650,000	3,650,000
Olathe, KS, Health Facilities Revenue, Olathe Medical Center, Inc., 144A, 0.09%*, 9/1/2032, LOC: Bank of America NA	21,820,000	21,820,000
Olathe, KS, Temporary Notes, Series A, 2.0%, 7/1/2014	11,655,000	11,793,890
		37,263,890
Kentucky 3.5%
Kentucky, State Economic Development Finance Authority, Catholic Health Initiatives:
Series B, 0.18%**, 2/1/2046	10,680,000	10,680,000
Series B-2, 0.18%**, 2/1/2046	12,000,000	12,000,000
Series B-3, 0.18%**, 2/1/2046	12,415,000	12,415,000
Louisville & Jefferson County, KY, Regional Airport Authority, UPS Worldwide Forwarding, Series A, AMT, 0.1%*, 1/1/2029	31,400,000	31,400,000
		66,495,000
Maine 0.2%
Maine, State Housing Authority, Mortgage Revenue, Series B, AMT, 0.08%*, 11/15/2036, SPA: State Street Bank & Trust Co.	4,600,000	4,600,000
Maryland 2.9%
Maryland, State Health & Higher Educational Facilities Authority Revenue, Pooled Loan Program, Series D, 144A, 0.13%*, 1/1/2029, LOC: Bank of America NA	10,675,000	10,675,000
Montgomery County, MD:
0.11%, 11/25/2013	27,000,000	27,000,000
0.12%, 11/18/2013	17,000,000	17,000,000
		54,675,000
Massachusetts 0.9%
Massachusetts, JPMorgan Chase Putters/Drivers Trust, Various States, Series 4320, 144A, 0.09%*, 5/31/2016, LIQ: JPMorgan Chase Bank NA	17,600,000	17,600,000
Michigan 5.4%
Michigan, RBC Municipal Products, Inc. Trust:
Series L-27, 144A, AMT, 0.12%*, 3/1/2031, LIQ: Royal Bank of Canada, LOC: Royal Bank of Canada	40,000,000	40,000,000
Series L-25, 144A, AMT, 0.12%*, 9/1/2033, LIQ: Royal Bank of Canada, LOC: Royal Bank of Canada	30,245,000	30,245,000
Michigan, State Hospital Finance Authority Revenue, Ascension Health Senior Credit Group:
Series F-6, 0.14%**, 11/15/2047	8,650,000	8,650,000
Series F-8, 0.14%**, 11/15/2047	7,100,000	7,100,000
Michigan, State Hospital Finance Authority, Ascension Health Senior Credit Group, Series F-7, 0.14%**, 11/15/2047	7,385,000	7,385,000
Michigan, State Strategic Fund Ltd., Obligation Revenue, Consumers Energy Co., 0.08%*, 4/15/2018, LOC: JPMorgan Chase Bank NA	10,000,000	10,000,000
		103,380,000
Minnesota 1.3%
Cohasset, MN, State Power & Light Co. Project, Series A, 0.13%*, 6/1/2020, LOC: JPMorgan Chase Bank NA	24,630,000	24,630,000
Mississippi 2.3%
Jackson County, MS, Water Systems, 0.15%*, 11/1/2024	3,000,000	3,000,000
Mississippi, Redstone Partners Floaters/Residuals Trust, Series C, 144A, AMT, 0.24%*, 12/1/2047, LOC: Mizuho Corporate Bank	9,185,000	9,185,000
Mississippi, State Business Finance Commission, Gulf Opportunity Zone, Chevron U.S.A., Inc., Series E, 0.07%*, 12/1/2030, GTY: Chevron Corp.	32,050,000	32,050,000
		44,235,000
Missouri 2.2%
Missouri, University of Curators, 0.11%, 11/5/2013	25,000,000	25,000,000
North Kansas City, MO, Hospital Revenue, 0.09%*, 11/1/2033, LOC: Bank of America NA	17,900,000	17,900,000
		42,900,000
New Jersey 0.4%
New Jersey, State Economic Development Authority, Cigarette Tax, Prerefunded 6/15/2014 @ 100, 5.75%, 6/15/2029	8,000,000	8,277,450
New Mexico 0.5%
New Mexico, Eclipse Funding Trust, Solar Eclipse, Finance Authority Revenue, Series 2006-0034, 144A, 0.08%*, 12/15/2013, LIQ: U.S. Bank NA, LOC: U.S. Bank NA	10,160,000	10,160,000
New York 7.0%
BlackRock New York Municipal Income Quality Trust, Series W-7-40, 144A, AMT, 0.18%*, 10/1/2041, LIQ: Barclays Bank PLC	5,000,000	5,000,000
BlackRock New York Municipal Intermediate Duration Fund, Inc., Series W-7-296, 144A, AMT, 0.18%*, 10/1/2041, LIQ: Barclays Bank PLC	13,500,000	13,500,000
Monroe County, NY, Industrial Development Corp. Revenue, St. Ann's Nursing Home, 0.1%*, 12/1/2040, LOC: HSBC Bank U.S.A. NA	4,200,000	4,200,000
New York, Metropolitan Transportation Authority, Dedicated Tax Fund, Series A-1, 0.08%*, 11/1/2031, LOC: Morgan Stanley Bank	29,205,000	29,205,000
New York, State Energy Research & Development Authority Facilties Revenue, Consolidated Edison Co., Inc. Project, Series A-3, AMT, 0.08%*, 6/1/2036, LOC: Scotiabank	2,350,000	2,350,000
New York, State Power Authority, 0.15%*, Mandatory Put 3/13/2014 @ 100, 3/1/2020, LIQ: Bank of Nova Scotia	15,000,000	15,000,000
New York, Wells Fargo Stage Trust, Series 4C, 144A, 0.19%*, Mandatory Put 12/19/2013 @ 100, 9/1/2040, LIQ: Wells Fargo Bank NA	16,985,000	16,985,000
New York City, NY, Health & Hospital Corp., Health Systems, Series D, 144A, 0.09%*, 2/15/2026, LOC: JPMorgan Chase Bank NA	2,630,000	2,630,000
New York City, NY, Housing Development Corp., Multi-Family Mortgage Revenue, Series C, 0.2%, Mandatory Put 6/27/2014 @ 100, 11/1/2045	5,850,000	5,850,000
New York City, NY, Transitional Finance Authority Revenue, Future Tax Secured, Series A-1, 144A, 0.07%*, 11/15/2028, SPA: TD Bank NA	9,290,000	9,290,000
New York, NY, General Obligation:
Series E, 0.08%*, 8/1/2034, LOC: Bank of America NA	14,195,000	14,195,000
Series B2, 0.1%*, 8/15/2023, SPA: Landesbank Hessen-Thuringen	2,900,000	2,900,000
Suffolk County, NY, Industrial Development Agency, St. Anthony's High School, The St. Francis Monastery, 0.06%*, 12/1/2036, LOC: Sovereign Bank NA	12,370,000	12,370,000
		133,475,000
North Carolina 1.3%
North Carolina, BB&T Municipal Trust:
Series 1008, 144A, 0.18%*, 3/1/2024, LIQ: Branch Banking & Trust, LOC: Branch Banking & Trust	5,515,000	5,515,000
Series 1009, 144A, 0.18%*, 6/1/2024, LIQ: Branch Banking & Trust, LOC: Branch Banking & Trust	15,375,000	15,375,000
North Carolina, State Capital Educational Facilities Finance Agency Revenue, High Point University Project, 0.09%*, 12/1/2028, LOC: Branch Banking & Trust	3,830,000	3,830,000
		24,720,000
Ohio 3.6%
Franklin County, OH, Healthcare Facilities Revenue, State Presbyterian Services, Series A, 0.07%*, 7/1/2036, LOC: PNC Bank NA	18,250,000	18,250,000
Ohio, Nuveen Quality Income Municipal Fund, Series 1-1480, 144A, AMT, 0.17%*, 9/1/2043, LIQ: Royal Bank of Canada	15,000,000	15,000,000
Ohio, Puttable Floating Option Tax-Exempt Receipts, Series 808, 144A, AMT, 0.33%*, 12/1/2041, GTY: Bank of America NA, INS: AMBAC	30,000,000	30,000,000
Ohio, State Air Quality Development Authority, State Valley Electric Corp., Series A, 0.07%*, 2/1/2026, LOC: Bank of Nova Scotia	4,650,000	4,650,000
		67,900,000
Other Territories 6.6%
BB&T Municipal Trust, Series 5000, 144A, 0.18%*, 10/1/2028, LIQ: Rabobank Nederland, LOC: Rabobank International	6,470,000	6,470,000
BlackRock Muni Holdings Investment Quality Fund, Series W-7-2746, 144A, AMT, 0.29%*, 7/1/2041, LIQ: Bank of America NA	28,100,000	28,100,000
BlackRock Municipal Bond Investment Trust, Series W-7-178, 144A, AMT, 0.18%*, 10/1/2041, LIQ: Barclays Bank PLC	9,300,000	9,300,000
Eagle Tax- Exempt Trust, 144A, AMT, 0.13%*, 4/15/2049, LIQ: Federal Home Loan Bank	14,260,000	14,260,000
Federal Home Loan Mortgage Corp., MultiFamily Variable Rate Certificates, "A", Series MO27, 0.09%*, 10/15/2029	16,300,000	16,300,000
Nuveen Premier Income Municipal Fund 2, Inc., Series 1-4895, 144A, AMT, 0.18%*, 5/1/2041, LIQ: Barclays Bank PLC	52,000,000	52,000,000
		126,430,000
Pennsylvania 2.6%
Pennsylvania, State Economic Development Financing Authority, IESI PA Corp., 0.12%*, 11/1/2028, GTY: IESI Corp., LOC: Bank of America NA	34,000,000	34,000,000
Pittsburgh, PA, Water & Sewer Authority Systems Revenue, Series B2, 0.07%*, 9/1/2039, LOC: PNC Bank NA	14,700,000	14,700,000
		48,700,000
Puerto Rico 7.5%
Puerto Rico, JPMorgan Chase Putters/Drivers Trust Various States, Series 4362, 144A, AMT, 0.23%**, 11/15/2013, LIQ: JPMorgan Chase Bank NA	20,000,000	20,000,000
Puerto Rico, RBC Municipal Products, Inc. Trust, Series E-46, 144A, 0.18%**, Mandatory Put 12/2/2013 @ 100, 9/1/2015, LIQ: Royal Bank of Canada, LOC: Royal Bank of Canada	40,000,000	40,000,000
Puerto Rico, RIB Floater Trust:
Series 18WE, 144A, 0.13%*, 12/1/2013, LOC: Barclays Bank PLC	15,000,000	15,000,000
Series 8WE, 144A, 0.13%*, 9/30/2014, LOC: Barclays Bank PLC	68,900,000	68,900,000
		143,900,000
Tennessee 4.9%
Johnson City, TN, Health & Educational Facilities Board, Hospital Revenue, Mountain States Health Alliance, Series A, 0.07%*, 8/15/2043, LOC: U.S. Bank NA	4,075,000	4,075,000
Metropolitan Government Nashville & Davidson County, TN, Health & Educational Facilities Board, Vanderbilt University, 0.17%, 4/3/2014	12,000,000	12,000,000
Tennessee, Tennergy Corp., Gas Revenue, Stars Certificates, Series 2006-001, 144A, 0.13%*, 5/1/2016, LOC: BNP Paribas	77,900,000	77,900,000
		93,975,000
Texas 6.2%
Houston, TX, 0.12%, 12/10/2013	1,500,000	1,500,000
Lamar, TX, Consolidated Independent School District, Series R-12266, 144A, 0.11%*, 8/1/2015, SPA: Citibank NA	20,485,000	20,485,000
North Texas, Tollway Authority Revenue, 0.12%, 12/9/2013	16,000,000	16,000,000
Texas, Dallas Performing Arts Cultural Facilities Corp., Dallas Arts Center Foundation Project, Series A, 0.15%, 9/1/2041, LOC: Bank of America NA	9,170,000	9,170,000
Texas, Lower Neches Valley Authority, Pollution Control Revenue, Chevron U.S.A., Inc. Project, 0.14%*, 2/15/2017	11,660,000	11,660,000
Texas, State Transportation Revenue, 2.0%, 8/28/2014	35,000,000	35,516,518
University of Texas, System Revenue, 0.11%, 12/4/2013	23,268,000	23,268,000
		117,599,518
Virginia 0.9%
Virginia, Nuveen Premium Income Municipal Fund, 144A, AMT, 0.18%*, 8/3/2043, LIQ: Toronto-Dominion Bank	15,000,000	15,000,000
Virginia, State Public School Authority, School Financing 1997, Series A, 5.0%, 8/1/2014	1,900,000	1,968,302
		16,968,302
Washington 1.5%
Washington, State Economic Development Finance Authority, Solid Waste Disposal Revenue, Waste Management, Inc. Project, Series D, AMT, 0.11%*, 7/1/2030, LOC: JPMorgan Chase Bank NA	20,000,000	20,000,000
Washington, State Higher Education Facilities Authority Revenue, Seattle University Project, Series A, 0.08%*, 5/1/2028, LOC: U.S. Bank NA	7,780,000	7,780,000
		27,780,000
Wisconsin 1.0%
Wisconsin, State Health & Educational Facilities Authority Revenue, Ascension Health Alliance Senor Credit Group, Series B, 0.14%**, 11/15/2043	19,535,000	19,535,000

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $1,904,804,886)†	99.8	1,904,804,886
Other Assets and Liabilities, Net	0.2	4,482,507
Net Assets	100.0	1,909,287,393

* Variable rate demand notes and variable rate demand preferred shares are securities whose interest rates are reset periodically at market levels. These securities are payable on demand and are shown at their current rates as of October 31, 2013.

** Floating rate securities' yields vary with a designated market index or market rate, such as the coupon-equivalent of the U.S. Treasury Bill rate. These securities are shown at their current rate as of October 31, 2013.

† The cost for federal income tax purposes was $1,904,804,886.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

AGMC: Assured Guaranty Municipal Corp.

AMBAC: Ambac Financial Group, Inc.

AMT: Subject to alternative minimum tax.

GTY: Guaranty Agreement

INS: Insured

LIQ: Liquidity Facility

LOC: Letter of Credit

NATL: National Public Finance Guarantee Corp.

Prerefunded: Bonds which are prerefunded are collateralized usually by U.S. Treasury securities which are held in escrow and used to pay principal and interest on tax-exempt issues and to retire the bonds in full at the earliest refunding date.

SPA: Standby Bond Purchase Agreement

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Securities held by the Fund are reflected as Level 2 because the securities are valued at amortized cost (which approximates fair value) and, accordingly, the inputs used to determine value are not quoted prices in an active market.

The following is a summary of the inputs used as of October 31, 2013 in valuing the Fund's investments. For information on the Fund's policy regarding the valuation of investments, please refer to the Security Valuation section of Note 1 in the accompanying Notes to Financial Statements.
Assets	Level 1	Level 2	Level 3	Total

Municipal Investments (a)	$—	$1,904,804,886	$—	$1,904,804,886
Total	$—	$1,904,804,886	$—	$1,904,804,886

There have been no transfers between fair value measurement levels during the period ended October 31, 2013.

(a) See Investment Portfolio for additional detailed categorizations.

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities
as of October 31, 2013 (Unaudited)
Assets	Tax-Exempt Portfolio
Investments: Investments in securities, valued at amortized cost	$1,904,804,886
Receivable for investments sold	5,710,000
Receivable for Fund shares sold	3,942,699
Interest receivable	1,955,195
Due from Advisor	5,246
Other assets	91,252
Total assets	1,916,509,278
Liabilities
Cash overdraft	6,454,420
Payable for Fund shares redeemed	434,940
Distributions payable	6,183
Accrued management fee	15,814
Accrued Trustees' fees	19,760
Other accrued expenses and payables	290,768
Total liabilities	7,221,885
Net assets, at value	$1,909,287,393
Net Assets Consist of
Undistributed net investment income	213,517
Accumulated net realized gain (loss)	177,152
Paid-in capital	1,908,896,724
Net assets, at value	$1,909,287,393

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities as of October 31, 2013 (Unaudited) (continued)
Net Asset Value	Tax-Exempt Portfolio
Capital Assets Funds Shares Net Asset Value, offering and redemption price per share ($5,930,493 ÷ 5,928,553 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00
Davidson Cash Equivalent Shares Net Asset Value, offering and redemption price per share ($69,776,100 ÷ 69,753,283 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00
DWS Tax-Exempt Cash Institutional Shares Net Asset Value, offering and redemption price per share ($955,840,571 ÷ 955,528,006 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00
DWS Tax-Exempt Money Fund Net Asset Value, offering and redemption price per share ($262,720,231 ÷ 262,634,779 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00
DWS Tax-Free Money Fund Class S Net Asset Value, offering and redemption price per share ($100,092,607 ÷ 100,059,790 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00
Service Shares Net Asset Value, offering and redemption price per share ($54,731,946 ÷ 54,714,049 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00
Tax-Exempt Cash Managed Shares Net Asset Value, offering and redemption price per share ($121,596,420 ÷ 121,556,657 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00
Tax-Free Investment Class Net Asset Value, offering and redemption price per share ($338,599,025 ÷ 338,488,303 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00

The accompanying notes are an integral part of the financial statements.

Statement of Operations
for the six months ended October 31, 2013 (Unaudited)
Investment Income	Tax-Exempt Portfolio
Income: Interest	$1,452,073
Expenses: Management fee	639,783
Administration fee	970,444
Services to shareholders	560,912
Distribution and service fees	1,037,385
Custodian fee	13,741
Professional fees	61,769
Reports to shareholders	77,359
Registration fees	72,404
Trustees' fees and expenses	37,111
Other	51,304
Total expenses before expense reductions	3,522,212
Expense reductions	(2,169,613)
Total expenses after expense reductions	1,352,599
Net investment income	99,474
Net realized gain (loss) from investments	177,152
Net increase (decrease) in net assets resulting from operations	$276,626

The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets
	Tax-Exempt Portfolio
Increase (Decrease) in Net Assets	Six Months Ended October 31, 2013 (Unaudited)	Year Ended April 30, 2013
Operations: Net investment income	$99,474	$312,710
Net realized gain (loss)	177,152	119,059
Net increase in net assets resulting from operations	276,626	431,769
Distributions to shareholders from: Net investment income: Capital Assets Funds Shares	(431)	(2,578)
Davidson Cash Equivalent Shares	(3,856)	(16,635)
DWS Tax-Exempt Cash Institutional Shares	(51,041)	(347,411)
DWS Tax-Exempt Money Fund	(12,294)	(63,056)
DWS Tax-Free Money Fund Class S	(4,942)	(22,814)
Service Shares	(2,568)	(12,350)
Tax-Exempt Cash Managed Shares	(6,199)	(36,504)
Tax-Free Investment Class	(17,277)	(80,485)
Net realized gain: Capital Assets Funds Shares	—	(686)
Davidson Cash Equivalent Shares	—	(4,358)
DWS Tax-Exempt Cash Institutional Shares	—	(58,793)
DWS Tax-Exempt Money Fund	—	(15,872)
DWS Tax-Free Money Fund Class S	—	(5,799)
Service Shares	—	(2,541)
Tax-Exempt Cash Managed Shares	—	(9,837)
Tax-Free Investment Class	—	(21,062)
Total distributions	(98,608)	(700,781)
Fund share transactions: Proceeds from shares sold	1,956,055,048	3,574,503,665
Reinvestment of distributions	63,363	409,744
Cost of shares redeemed	(1,911,311,210)	(3,871,064,788)
Net increase (decrease) in net assets from Fund share transactions	44,807,201	(296,151,379)
Increase (decrease) in net assets	44,985,219	(296,420,391)
Net assets at beginning of period	1,864,302,174	2,160,722,565
Net assets at end of period (including undistributed net investment income of $213,517 and $212,651, respectively)	$1,909,287,393	$1,864,302,174

The accompanying notes are an integral part of the financial statements.

Financial Highlights
Tax-Exempt Portfolio DWS Tax-Exempt Cash Institutional Shares
Six Months Ended 10/31/13 (Unaudited)			Years Ended April 30,
			2013		2012		2011	2010		2009
Selected Per Share Data
Net asset value, beginning of period	$1.00		$1.00		$1.00		$1.00	$1.00		$1.00
Income (loss) from investment operations: Net investment income	.000	***	.000	***	.000	***	.002	.002		.016
Net realized gain (loss)	.000	***	.000	***	.000	***	.000 ***	.000	***	.000	***
Total from investment operations	.000	***	.000	***	.000	***	.002	.002		.016
Less distributions from: Net investment income	(.000	)***	(.000	)***	(.000	)***	(.002)	(.002)		(.016)
Net realized gains	—		(.000	)***	—		—	(.000	)***	—
Total distributions	(.000	)***	(.000	)***	(.000	)***	(.002)	(.002)		(.016)
Net asset value, end of period	$1.00		$1.00		$1.00		$1.00	$1.00		$1.00
Total Return (%)	.01	a**	.04	a	.05	a	.16	.25		1.58	a
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	956		970		1,106		1,492	1,725		1,770
Ratio of expenses before expense reductions (%)	.22	*	.21		.21		.20	.21		.23
Ratio of expenses after expense reductions (%)	.14	*	.18		.19		.20	.21		.22
Ratio of net investment income (%)	.01	*	.02		.04		.17	.24		1.56
a Total return would have been lower had certain expenses not been reduced. * Annualized ** Not annualized *** Amount is less than $.0005.

Tax-Exempt Portfolio Tax-Exempt Cash Managed Shares
Six Months Ended 10/31/13 (Unaudited)			Years Ended April 30,
			2013		2012		2011		2010		2009
Selected Per Share Data
Net asset value, beginning of period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00
Income (loss) from investment operations: Net investment income	.000	***	.000	***	.000	***	.000	***	.001		.013
Net realized gain (loss)	.000	***	.000	***	.000	***	.000	***	.000	***	.000 ***
Total from investment operations	.000	***	.000	***	.000	***	.000	***	.001		.013
Less distributions from: Net investment income	(.000	)***	(.000	)***	(.000	)***	(.000	)***	(.001)		(.013)
Net realized gains	—		(.000	)***	—		—		(.000	)***	—
Total distributions	(.000	)***	(.000	)***	(.000	)***	(.000	)***	(.001)		(.013)
Net asset value, end of period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00
Total Return (%)	.01	a**	.03	a	.02	a	.01	a	.07	a	1.36
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	122		115		166		127		209		193
Ratio of expenses before expense reductions (%)	.41	*	.42		.42		.39		.44		.45
Ratio of expenses after expense reductions (%)	.14	*	.19		.22		.35		.39		.45
Ratio of net investment income (%)	.01	*	.01		.01		.01		.06		1.34
a Total return would have been lower had certain expenses not been reduced. * Annualized ** Not annualized *** Amount is less than $.0005.

Notes to Financial Statements (Unaudited)

A. Organization and Significant Accounting Policies

Cash Account Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end investment management company organized as a Massachusetts business trust.

The Trust offers three funds: Money Market Portfolio, Government & Agency Securities Portfolio and Tax-Exempt Portfolio. These financial statements report on Tax-Exempt Portfolio (the "Fund").

Tax-Exempt Portfolio offers eight classes of shares: Capital Assets Funds Shares, Davidson Cash Equivalent Shares, DWS Tax-Exempt Cash Institutional Shares, DWS Tax-Exempt Money Fund, DWS Tax-Free Money Fund Class S, Service Shares, Tax-Exempt Cash Managed Shares and Tax-Free Investment Class.

The financial highlights for all classes of shares, other than DWS Tax-Exempt Cash Institutional Shares and Tax-Exempt Cash Managed Shares, are provided separately and are available upon request.

The Fund's investment income, realized gains and losses, and certain Fund-level expenses and expense reductions, if any, are borne pro rata on the basis of relative net assets by the holders of all classes of shares of the Fund, except that each class bears certain expenses unique to that class such as distribution and service fees, services to shareholders and certain other class-specific expenses. Differences in class-level expenses may result in payment of different per share dividends by class. All shares of the Trust have equal rights with respect to voting subject to class-specific arrangements.

The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates. Actual results could differ from those estimates. The policies described below are followed consistently by the Fund in the preparation of its financial statements.

Security Valuation. Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Fund values all securities utilizing the amortized cost method permitted in accordance with Rule 2a-7 under the 1940 Act and certain conditions therein. Under this method, which does not take into account unrealized capital gains or losses on securities, an instrument is initially valued at its cost and thereafter assumes a constant accretion/amortization rate to maturity of any discount or premium. Securities held by the Fund are reflected as Level 2 because the securities are valued at amortized cost (which approximates fair value) and, accordingly, the inputs used to determine value are not quoted prices in an active market.

Disclosure about the classification of fair value measurements is included in a table following the Fund's Investment Portfolio.

Federal Income Taxes. The Fund's policy is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies and to distribute all of its taxable and tax-exempt income to its shareholders.

The Fund has reviewed the tax positions for the open tax years as of April 30, 2013 and has determined that no provision for income tax is required in the Fund's financial statements. The Fund's federal tax returns for the prior three fiscal years remain open subject to examination by the Internal Revenue Service.

Distribution of Income. Net investment income of the Fund is declared as a daily dividend and is distributed to shareholders monthly. The Fund may take into account capital gains and losses in its daily dividend declarations. The Fund may also make additional distributions for tax purposes if necessary.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Temporary book and tax basis differences will reverse in a subsequent period. There were no significant book-to-tax differences for the Fund.

The tax character of current year distributions will be determined at the end of the current fiscal year.

Expenses. Expenses of the Trust arising in connection with a specific Fund are allocated to that Fund. Other Trust expenses which cannot be directly attributed to a Fund are apportioned pro rata on the basis of relative net assets among the funds in the Trust based upon the relative net assets or other appropriate measures.

Contingencies. In the normal course of business, the Fund may enter into contracts with service providers that contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet been made. However, based on experience, the Fund expects the risk of loss to be remote.

Other. Investment transactions are accounted for on trade date. Interest income is recorded on the accrual basis. Realized gains and losses from investment transactions are recorded on an identified cost basis and may include proceeds from litigation. All discounts and premiums are accreted/amortized for both tax and financial reporting purposes.

B. Related Parties

Management Agreement. Under an Amended and Restated Investment Management Agreement with Deutsche Investment Management Americas Inc. ("DIMA" or the "Advisor"), an indirect, wholly owned subsidiary of Deutsche Bank AG, the Advisor directs the investments of the Fund in accordance with its investment objectives, policies and restrictions. The Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Fund.

The Fund pays a monthly management fee based on the combined average daily net assets of the three Funds of the Trust and allocated to the Fund based on its relative net assets, computed and accrued daily and payable monthly, at the following annual rates:
First $500 million of the Funds' combined average daily net assets	.120%
Next $500 million of such net assets	.100%
Next $1 billion of such net assets	.075%
Next $1 billion of such net assets	.060%
Over $3 billion of such net assets	.050%

For the period from May 1, 2013 through September 30, 2014, the Advisor has contractually agreed to waive its fees and/or reimburse certain operating expenses of the DWS Tax-Exempt Cash Institutional Shares to the extent necessary to maintain the operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest) at 0.20%.

The Advisor has agreed to voluntarily waive additional expenses. The voluntary waiver may be changed or terminated at any time without notice. Under these arrangements, the Advisor waived certain expenses on Tax-Exempt Cash Institutional Shares and Tax-Exempt Cash Managed Shares.

Accordingly, for the six months ended October 31, 2013, the Advisor earned a management fee on the Tax-Exempt Portfolio aggregating $639,783, of which $618,196 was waived, resulting in an annualized effective rate of 0.002% of the Fund's average daily net assets.

In addition, the Advisor has also agreed to maintain expenses of certain other classes of the Trust. These rates are disclosed in the respective share classes' annual reports that are provided separately and are available upon request.

Administration Fee. Pursuant to an Administrative Services Agreement, DIMA provides most administrative services to the Fund. For all services provided under the Administrative Services Agreement, the Fund pays the Advisor an annual fee ("Administration Fee") of 0.10% of the Fund's average daily net assets, computed and accrued daily and payable monthly. For the six months ended October 31, 2013, the Administration Fee was as follows:
Fund	Administration Fee	Unpaid at October 31, 2013
Tax-Exempt Portfolio	$970,444	$162,633

Service Provider Fees. DWS Investments Service Company ("DISC"), an affiliate of the Advisor, is the transfer agent, dividend-paying agent and shareholder service agent for the Fund. Pursuant to a sub-transfer agency agreement between DISC and DST Systems, Inc. ("DST"), DISC has delegated certain transfer agent, dividend-paying agent and shareholder service agent functions to DST. DISC compensates DST out of the shareholder servicing fee it receives from the Fund. For the six months ended October 31, 2013, the amounts charged to the Fund by DISC were as follows:
Tax-Exempt Portfolio:	Total Aggregated	Waived	Unpaid at October 31, 2013
Capital Assets Funds Shares	$10,785	$10,618	$167
Davidson Cash Equivalent Shares	57,839	57,778	61
DWS Tax-Exempt Cash Institutional Shares	74,977	70,923	4,054
DWS Tax-Exempt Money Fund	41,417	41,417	—
DWS Tax-Free Money Fund Class S	29,876	29,759	117
Service Shares	64,227	64,227	—
Tax-Exempt Cash Managed Shares	37,203	36,404	799
Tax-Free Investment Class	201,794	201,683	111
	$518,118	$512,809	$5,309

For the six months ended October 31, 2013, the Advisor reimbursed the Fund $1,223 of sub-recordkeeping fees for DWS Tax-Exempt Money Fund class.

Distribution Service Agreement. Under the Distribution Service Agreement, in accordance with Rule 12b-1 under the 1940 Act, DWS Investments Distributors, Inc. ("DIDI"), an affiliate of the Advisor, receives a fee ("Distribution Fee"), calculated as a percentage of average daily net assets for the shares listed in the following table.

For the six months ended October 31, 2013, the Distribution Fee was as follows:
Tax-Exempt Portfolio:	Distribution Fee	Waived	Annualized Effective Rate	Contractual Rate (Up To)
Capital Assets Funds Shares	$14,236	$14,236	.00%	.33%
Davidson Cash Equivalent Shares	115,677	115,677	.00%	.30%
Service Shares	154,144	154,144	.00%	.60%
Tax-Free Investment Class	432,138	432,138	.00%	.25%
	$716,195	$716,195

In addition, DIDI provides information and administrative services for a fee ("Service Fee") for the shares listed in the following table. A portion of these fees may be paid pursuant to a Rule 12b-1 plan.

For the six months ended October 31, 2013, the Service Fee was as follows:
Tax-Exempt Portfolio:	Service Fee	Waived	Annualized Effective Rate	Contractual Rate (Up To)
Capital Assets Funds Shares	$10,785	$10,785	.00%	.25%
Davidson Cash Equivalent Shares	96,398	96,398	.00%	.25%
Tax-Exempt Cash Managed Shares	93,008	93,008	.00%	.15%
Tax-Free Investment Class	120,999	120,999	.00%	.07%
	$321,190	$321,190

Typesetting and Filing Service Fees. Under an agreement with DIMA, DIMA is compensated for providing typesetting and certain regulatory filing services to the Fund. For the six months ended October 31, 2013, the amount charged to the Fund by DIMA included in the Statement of Operations under "reports to shareholders" was as follows:
Fund	Total Aggregated	Unpaid at October 31, 2013
Tax-Exempt Portfolio	$43,547	$17,691

Trustees' Fees and Expenses. The Fund paid retainer fees to each Trustee not affiliated with the Advisor, plus specified amounts to the Board Chairperson and Vice Chairperson and to each committee Chairperson.

C. Concentration of Ownership

From time to time, the Fund may have a concentration of several shareholder accounts holding a significant percentage of shares outstanding. Investment activities of these shareholders could have a material impact on the Fund.

At October 31, 2013, three shareholder accounts held approximately 30%, 19% and 12% of the outstanding shares of the Fund.

D. Line of Credit

The Fund and other affiliated funds (the "Participants") share in a $375 million revolving credit facility provided by a syndication of banks. The Fund may borrow for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee which is allocated based on net assets, among each of the Participants. Interest is calculated at a rate per annum equal to the sum of the Federal Funds Rate plus 1.25 percent plus, if LIBOR exceeds the Federal Funds Rate, the amount of such excess. The Fund may borrow up to a maximum of 33 percent of its net assets under the agreement. The Fund had no outstanding loans at October 31, 2013.

E. Share Transactions

The following table summarizes share and dollar activity in the Fund:

Tax-Exempt Portfolio
	Six Months Ended October 31, 2013		Year Ended April 30, 2013
	Shares	Dollars	Shares	Dollars
Shares sold
Capital Assets Funds Shares	13,801,068	$13,801,068	33,780,270	$33,780,270
Davidson Cash Equivalent Shares	130,013,855	130,013,855	115,063,476	115,063,476
DWS Tax-Exempt Cash Institutional Shares	1,083,302,179	1,083,302,179	2,372,880,502	2,372,880,502
DWS Tax-Exempt Money Fund	149,406,947	149,406,947	251,306,829	251,306,829
DWS Tax-Free Money Fund Class S	32,332,345	32,332,345	28,082,317	28,082,317
Service Shares	66,756,033	66,756,033	138,095,905	138,095,905
Tax-Exempt Cash Managed Shares	244,889,983	244,889,983	238,693,476	238,693,476
Tax-Free Investment Class	235,518,370	235,518,370	396,600,890	396,600,890
Account Maintenance Fees	—	34,268	—	—
		$1,956,055,048		$3,574,503,665
Shares issued to shareholders in reinvestment of distributions
Capital Assets Funds Shares	431	$431	3,264	$3,264
Davidson Cash Equivalent Shares	3,620	3,620	20,992	20,992
DWS Tax-Exempt Cash Institutional Shares	20,474	20,474	163,290	163,290
DWS Tax-Exempt Money Fund	12,086	12,086	76,913	76,913
DWS Tax-Free Money Fund Class S	7,079	7,079	27,387	27,387
Service Shares	2,565	2,565	14,768	14,768
Tax-Exempt Cash Managed Shares	4	4	2,584	2,584
Tax-Free Investment Class	17,104	17,104	100,546	100,546
		$63,363		$409,744
Shares redeemed
Capital Assets Funds Shares	(17,929,827)	$(17,929,827)	(35,324,040)	$(35,324,040)
Davidson Cash Equivalent Shares	(130,642,176)	(130,642,176)	(106,210,991)	(106,210,991)
DWS Tax-Exempt Cash Institutional Shares	(1,098,032,303)	(1,098,032,303)	(2,508,359,723)	(2,508,359,723)
DWS Tax-Exempt Money Fund	(128,723,725)	(128,723,725)	(322,145,746)	(322,145,746)
DWS Tax-Free Money Fund Class S	(32,158,599)	(32,158,599)	(38,170,621)	(38,170,621)
Service Shares	(56,939,320)	(56,939,320)	(171,243,303)	(171,243,303)
Tax-Exempt Cash Managed Shares	(238,394,192)	(238,394,192)	(290,012,104)	(290,012,104)
Tax-Free Investment Class	(208,491,068)	(208,491,068)	(399,598,260)	(399,598,260)
		$(1,911,311,210)		$(3,871,064,788)
Net increase (decrease)
Capital Assets Funds Shares	(4,128,328)	$(4,128,328)	(1,540,506)	$(1,540,506)
Davidson Cash Equivalent Shares	(624,701)	(624,701)	8,873,477	8,873,477
DWS Tax-Exempt Cash Institutional Shares	(14,709,650)	(14,709,650)	(135,315,931)	(135,315,931)
DWS Tax-Exempt Money Fund	20,695,308	20,695,308	(70,762,004)	(70,762,004)
DWS Tax-Free Money Fund Class S	180,825	180,825	(10,060,917)	(10,060,917)
Service Shares	9,819,278	9,819,278	(33,132,630)	(33,132,630)
Tax-Exempt Cash Managed Shares	6,495,795	6,495,795	(51,316,044)	(51,316,044)
Tax-Free Investment Class	27,044,406	27,044,406	(2,896,824)	(2,896,824)
Account Maintenance Fees	—	34,268	—	—
		$44,807,201		$(296,151,379)

Information About Your Fund's Expenses

As an investor of the Fund, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Fund expenses. Examples of transaction costs include account maintenance fees, which are not shown in this section. The following tables are intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. In the most recent six-month period, the Fund limited these expenses; had it not done so, expenses would have been higher for the DWS Tax-Exempt Cash Institutionial Shares and Tax-Exempt Cash Managed Shares. The example in the table is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (May 1, 2013 to October 31, 2013).

The tables illustrate your Fund's expenses in two ways:

—Actual Fund Return. This helps you estimate the actual dollar amount of ongoing expenses (but not transaction costs) paid on a $1,000 investment in the Fund using the Fund's actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Expenses Paid per $1,000" line under the share class you hold.

— Hypothetical 5% Fund Return. This helps you to compare your Fund's ongoing expenses (but not transaction costs) with those of other mutual funds using the Fund's actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs. The "Expenses Paid per $1,000" line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expense of owning different funds. If these transaction costs had been included, your costs would have been higher.

Expenses and Value of a $1,000 Investment for the six months ended October 31, 2013 (Unaudited)
Actual Fund Return	DWS Tax-Exempt Cash Institutional Shares	Tax-Exempt Cash Managed Shares
Beginning Account Value 5/1/13	$1,000.00	$1,000.00
Ending Account Value 10/31/13	$1,000.05	$1,000.05
Expenses Paid per $1,000*	$.71	$.71
Hypothetical 5% Fund Return
Beginning Account Value 5/1/13	$1,000.00	$1,000.00
Ending Account Value 10/31/13	$1,024.50	$1,024.50
Expenses Paid per $1,000*	$.71	$.71
* Expenses are equal to the Fund's annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by 184 (the number of days in the most recent six-month period), then divided by 365.

Annualized Expense Ratios
DWS Tax-Exempt Cash Institutional Shares		.14%
Tax-Exempt Cash Managed Shares		.14%
For more information, please refer to each Fund's prospectus.
For an analysis of the fees associated with an investment in the Fund or similar funds, please refer to http://apps.finra.org/fundanalyzer/1/fa.aspx.

Other Information

Proxy Voting

The Fund's policies and procedures for voting proxies for portfolio securities and information about how the Fund voted proxies related to its portfolio securities during the 12-month period ended June 30 are available on our Web site — dws-investments.com (click on "proxy voting" at the bottom of the page) — or on the SEC's Web site — sec.gov. To obtain a written copy of the Fund's policies and procedures without charge, upon request, call us toll free at (800) 728-3337.

Portfolio Holdings

Following the Fund's fiscal first and third quarter-end, a complete portfolio holdings listing is filed with the SEC on Form N-Q. In addition, each month, information about the Fund and its portfolio holdings is filed with the SEC on Form N-MFP. The SEC delays the public availability of the information filed on Form N-MFP for 60 days after the end of the reporting period included in the filing. These forms will be available on the SEC's Web site at sec.gov, and they may also be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the SEC's Public Reference Room may be obtained by calling (800) SEC-0330. The Fund's portfolio holdings are also posted on dws-investments.com from time to time. Please see the Fund's current prospectus for more information.

Money Market Fund Reform

In June 2013, the SEC proposed money market fund reform intended to address perceived systemic risks associated with money market funds and to improve transparency for money market fund investors. The Financial Stability Oversight Council (FSOC), a board of U.S. regulators established by the Dodd-Frank Act, had also previously proposed similar recommendations for money market fund reform. If one or more of the SEC or FSOC proposals for money market fund reform were to be adopted in the future, such regulatory action may affect the fund's operations and/or return potential.

Advisory Agreement Board Considerations and Fee Evaluation

The Board of Trustees approved the renewal of Tax-Exempt Portfolio's investment management agreement (the "Agreement") with Deutsche Investment Management Americas Inc. ("DIMA") in September 2013.

In terms of the process that the Board followed prior to approving the Agreement, shareholders should know that:

— In September 2013, all but one of the Fund's Trustees were independent of DIMA and its affiliates.

— The Trustees met frequently during the past year to discuss fund matters and dedicated a substantial amount of time to contract review matters. Over the course of several months, the Board's Contract Committee, in coordination with the Board's Fixed Income and Asset Allocation Oversight Committee, reviewed comprehensive materials received from DIMA, independent third parties and independent counsel. These materials included an analysis of the Fund's performance, fees and expenses, and profitability compiled by a fee consultant retained by the Fund's Independent Trustees (the "Fee Consultant"). The Board also received extensive information throughout the year regarding performance of the Fund.

— The Independent Trustees regularly meet privately with their independent counsel to discuss contract review and other matters. In addition, the Independent Trustees were also advised by the Fee Consultant in the course of their review of the Fund's contractual arrangements and considered a comprehensive report prepared by the Fee Consultant in connection with their deliberations.

— In connection with reviewing the Agreement, the Board also reviewed the terms of the Fund's Rule 12b-1 plan, distribution agreement, administrative services agreement, transfer agency agreement and other material service agreements.

— Based on its evaluation of the information provided, the Contract Committee presented its findings and recommendations to the Board. The Board then reviewed the Contract Committee's findings and recommendations.

In connection with the contract review process, the Contract Committee and the Board considered the factors discussed below, among others. The Board also considered that DIMA and its predecessors have managed the Fund since its inception, and the Board believes that a long-term relationship with a capable, conscientious advisor is in the best interests of the Fund. The Board considered, generally, that shareholders chose to invest or remain invested in the Fund knowing that DIMA managed the Fund, and that the Agreement was approved by the Fund's shareholders. DIMA is part of Deutsche Bank AG, a major global banking institution that is engaged in a wide range of financial services. The Board believes that there are advantages to being part of a global asset management business that offers a wide range of investing expertise and resources, including hundreds of portfolio managers and analysts with research capabilities in many countries throughout the world.

As part of the contract review process, the Board carefully considered the fees and expenses of each DWS fund overseen by the Board in light of the fund's performance. In many cases, this led to a negotiation with DIMA of lower expense caps as part of the 2012 and 2013 contract review processes than had previously been in place. As part of these negotiations, the Board indicated that it would consider relaxing these new lower caps in future years following sustained improvements in performance, among other considerations.

In June 2012, Deutsche Bank AG ("DB"), DIMA's parent company, announced that DB would combine its Asset Management (of which DIMA was a part) and Wealth Management divisions. DB has advised the Independent Trustees that the U.S. asset management business is a critical and integral part of DB, and that it has, and will continue to, reinvest a significant portion of the substantial savings it expects to realize by combining its Asset Management and Wealth Management divisions into the new Asset and Wealth Management ("AWM") division, including ongoing enhancements to its investment capabilities. DB also has confirmed its commitment to maintaining strong legal and compliance groups within the AWM division.

While shareholders may focus primarily on fund performance and fees, the Fund's Board considers these and many other factors, including the quality and integrity of DIMA's personnel and such other issues as back-office operations, fund valuations, and compliance policies and procedures.

Nature, Quality and Extent of Services. The Board considered the terms of the Agreement, including the scope of advisory services provided under the Agreement. The Board noted that, under the Agreement, DIMA provides portfolio management services to the Fund and that, pursuant to a separate administrative services agreement, DIMA provides administrative services to the Fund. The Board considered the experience and skills of senior management and investment personnel, the resources made available to such personnel, the ability of DIMA to attract and retain high-quality personnel, and the organizational depth and stability of DIMA. The Board reviewed the Fund's performance over short-term and long-term periods and compared those returns to various agreed-upon performance measures, including a peer universe compiled by the Fee Consultant using information supplied by iMoneyNet, an independent fund data service. The Board also noted that it has put into place a process of identifying "Focus Funds" (e.g., funds performing poorly relative to their benchmark or a peer universe compiled by an independent fund data service), and receives more frequent reporting and information from DIMA regarding such funds, along with DIMA's remedial plans to address underperformance. The Board believes this process is an effective manner of identifying and addressing underperforming funds. Based on the information provided, the Board noted that for the one- and three-year periods ended December 31, 2012, the Fund's gross performance (DWS Tax-Exempt Cash Institutional Shares) was in the 2nd quartile of the applicable iMoneyNet universe (the 1st quartile being the best performers and the 4th quartile being the worst performers).

Fees and Expenses. The Board considered the Fund's investment management fee schedule, operating expenses and total expense ratios, and comparative information provided by Lipper Inc. ("Lipper") and the Fee Consultant regarding investment management fee rates paid to other investment advisors by similar funds (1st quartile being the most favorable and 4th quartile being the least favorable). With respect to management fees paid to other investment advisors by similar funds, the Board noted that the contractual fee rates paid by the Fund, which include a 0.10% fee paid to DIMA under the Fund's administrative services agreement, were lower than the median (1st quartile) of the applicable Lipper peer group (based on Lipper data provided as of December 31, 2012). Based on Lipper data provided as of December 31, 2012, the Board noted that the Fund's total (net) operating expenses were equal to or lower than the median of the applicable Lipper expense universe for Capital Assets Funds Shares (2nd quartile), Davidson Cash Equivalent Shares (2nd quartile), Tax-Exempt Cash Managed Shares (2nd quartile), Tax-Free Investment Class shares (2nd quartile), Service Shares (2nd quartile), DWS Tax-Exempt Cash Institutional Shares (2nd quartile) and DWS Tax Exempt Money Fund shares (2nd quartile) and higher than the median of the applicable Lipper expense universe for DWS Tax-Free Money Fund Class S shares (4th quartile). The Board considered the Fund's management fee rate as compared to fees charged by DIMA to comparable funds and considered differences between the Fund and the comparable funds. The Board also considered how the Fund's total (net) operating expenses compared to the total (net) operating expenses of a more customized peer group selected by Lipper (based on such factors as asset size). The Board noted the expense limitations agreed to by DIMA. The Board also noted the significant voluntary fee waivers implemented by DIMA to ensure the Fund maintained a positive yield.

The information considered by the Board as part of its review of management fees included information regarding fees charged by DIMA and its affiliates to similar institutional accounts and to similar funds offered primarily to European investors ("DWS Europe funds"), in each case as applicable. The Board observed that advisory fee rates for institutional accounts generally were lower than the management fees charged by similarly managed DWS U.S. mutual funds ("DWS Funds"), but also took note of the differences in services provided to DWS Funds as compared to institutional accounts. In the case of DWS Europe funds, the Board observed that fee rates for DWS Europe funds generally were higher than for similarly managed DWS Funds, but noted that differences in the types of services provided to DWS Funds relative to DWS Europe funds made it difficult to compare such fees.

On the basis of the information provided, the Board concluded that management fees were reasonable and appropriate in light of the nature, quality and extent of services provided by DIMA.

Profitability. The Board reviewed detailed information regarding revenues received by DIMA under the Agreement. The Board considered the estimated costs and pre-tax profits realized by DIMA from advising the DWS Funds, as well as estimates of the pre-tax profits attributable to managing the Fund in particular. The Board also received information regarding the estimated enterprise-wide profitability of DWS and its affiliates with respect to all fund services in totality and by fund. The Board and the Fee Consultant reviewed DIMA's methodology in allocating its costs to the management of the Fund. Based on the information provided, the Board concluded that the pre-tax profits realized by DIMA in connection with the management of the Fund were not unreasonable. The Board also reviewed information regarding the profitability of certain similar investment management firms. The Board noted that while information regarding the profitability of such firms is limited (and in some cases is not necessarily prepared on a comparable basis), DIMA and its affiliates' overall profitability with respect to the DWS fund complex (after taking into account distribution and other services provided to the funds by DIMA and its affiliates) was lower than the overall profitability levels of many comparable firms for which such data was available.

Economies of Scale. The Board considered whether there are economies of scale with respect to the management of the Fund and whether the Fund benefits from any economies of scale. The Board noted that the Fund's management fee schedule includes fee breakpoints. The Board concluded that the Fund's fee schedule represents an appropriate sharing between the Fund and DIMA of such economies of scale as may exist in the management of the Fund at current asset levels.

Other Benefits to DIMA and Its Affiliates. The Board also considered the character and amount of other incidental benefits received by DIMA and its affiliates, including any fees received by DIMA for administrative services provided to the Fund and any fees received by an affiliate of DIMA for distribution services. The Board also considered benefits to DIMA related to brokerage and soft-dollar allocations, including allocating brokerage to pay for research generated by parties other than the executing broker dealers, which pertain primarily to funds investing in equity securities, along with the incidental public relations benefits to DIMA related to DWS Funds advertising and cross-selling opportunities among DIMA products and services. The Board concluded that management fees were reasonable in light of these fallout benefits.

Compliance. The Board considered the significant attention and resources dedicated by DIMA to documenting and enhancing its compliance processes in recent years. The Board noted in particular (i) the experience and seniority of both DIMA's chief compliance officer and the Fund's chief compliance officer; (ii) the large number of DIMA compliance personnel; and (iii) the substantial commitment of resources by DIMA and its affiliates to compliance matters.

Based on all of the information considered and the conclusions reached, the Board unanimously determined that the continuation of the Agreement is in the best interests of the Fund. In making this determination, the Board did not give particular weight to any single factor identified above. The Board considered these factors over the course of numerous meetings, certain of which were in executive session with only the Independent Trustees and their independent counsel present. It is possible that individual Trustees may have weighed these factors differently in reaching their individual decisions to approve the continuation of the Agreement.

Privacy Statement
FACTS	What Does Deutsche Asset & Wealth Management Do With Your Personal Information?
Why?
Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share and protect your personal information. Please read this notice carefully to understand what we do.

What?
The types of personal information we collect and share can include:
— Social Security number
— Account balances
— Purchase and transaction history
— Bank account information
— Contact information such as mailing address, e-mail address and telephone number

How?
All financial companies need to share customers' personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers' personal information, the reasons Deutsche Asset & Wealth Management chooses to share and whether you can limit this sharing.

Reasons we can share your personal information	Does Deutsche Asset & Wealth Management share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders or legal investigations	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We do not share
For our affiliates' everyday business purposes — information about your transactions and experiences	No	We do not share
For our affiliates' everyday business purposes — information about your creditworthiness	No	We do not share
For non-affiliates to market to you	No	We do not share
Questions?	Call (800) 728-3337 or e-mail us at service@dws.com

Who we are
Who is providing this notice?	DWS Investments Distributors, Inc.; Deutsche Investment Management Americas Inc.; DeAM Investor Services, Inc.; DWS Trust Company; the DWS Funds
What we do
How does Deutsche Asset & Wealth Management protect my personal information?
To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

How does Deutsche Asset & Wealth Management collect my personal information?
We collect your personal information, for example. When you:
— open an account
— give us your contact information
— provide bank account information for ACH or wire transactions
— tell us where to send money
— seek advice about your investments

Why can't I limit all sharing?
Federal law gives you the right to limit only
— sharing for affiliates' everyday business purposes — information about your creditworthiness
— affiliates from using your information to market to you
— sharing for non-affiliates to market to you
State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates
Companies related by common ownership or control. They can be financial or non-financial companies. Our affiliates include financial companies with the DWS or Deutsche Bank ("DB") name, such as DB AG Frankfurt and DB Alex Brown.

Non-affiliates
Companies not related by common ownership or control. They can be financial and non-financial companies.
Non-affiliates we share with include account service providers, service quality monitoring services, mailing service providers and verification services to help in the fight against money laundering and fraud.

Joint marketing	A formal agreement between non-affiliated financial companies that together market financial products or services to you. Deutsche Asset & Wealth Management does not jointly market.
Rev. 09/2013

Notes

Notes

Notes

Deutsche Asset
& Wealth Management

222 South Riverside Plaza
Chicago, IL 60606-5808

PRESORTED
STANDARD
U.S. POSTAGE
PAID
COMPUTERSHARE

STIM-3
(R-033437-1 12/13)

October 31, 2013

Semiannual Report

to Shareholders

Tax-Exempt Portfolio

DWS Tax-Exempt Money Fund

Contents
3 Portfolio Summary
4 Investment Portfolio
13 Statement of Assets and Liabilities
15 Statement of Operations
16 Statement of Changes in Net Assets
17 Financial Highlights
18 Notes to Financial Statements
26 Information About Your Fund's Expenses
28 Other Information
29 Advisory Agreement Board Considerations and Fee Evaluation
34 Privacy Statement

This report must be preceded or accompanied by a prospectus. To obtain a summary prospectus, if available, or prospectus for any of our funds, visit dws-investments.com. We advise you to consider the fund's objectives, risks, charges and expenses carefully before investing. The summary prospectus and prospectus contain this and other important information about the fund. Please read the prospectus carefully before you invest.

An investment in this fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or by any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund. The share price of money market funds can fall below the $1.00 share price. You should not rely on or expect the Advisor to enter into support agreements or take other actions to maintain the fund's $1.00 share price. The credit quality of the fund's holdings can change rapidly in certain markets, and the default of a single holding could have an adverse impact on the fund's share price. The fund's share price can also be negatively affected during periods of high redemption pressures and/or illiquid markets. The actions of a few large investors in one class of shares of the fund may have a significant adverse effect on the share prices of all classes of shares of the fund. See the prospectus for specific details regarding the fund's risk profile.

Deutsche Asset & Wealth Management represents the asset management and wealth management activities conducted by Deutsche Bank AG or any of its subsidiaries, including the Advisor and DWS Investments Distributors, Inc.

NOT FDIC/NCUA INSURED NO BANK GUARANTEE MAY LOSE VALUE NOT A DEPOSIT NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY

Portfolio Summary (Unaudited)

Investment Portfolio as of October 31, 2013 (Unaudited)

Tax-Exempt Portfolio
	Principal Amount ($)	Value ($)

Municipal Bonds and Notes 99.8%
Alabama 0.5%
Tuscaloosa County, AL, Industrial Development Authority, Gulf Opportunity Zone, Hunt Refining Project, Series C, 0.1%*, 12/1/2027, LOC: Bank of Nova Scotia	10,000,000	10,000,000
Alaska 2.6%
Anchorage, AK:
0.15%, 3/6/2014	25,000,000	25,000,000
0.18%, 2/27/2014	25,000,000	25,000,000
		50,000,000
Arizona 0.5%
Arizona, Salt River Pima-Maricopa, Indian Community, 0.09%*, 10/1/2026	9,780,000	9,780,000
California 14.0%
California, Bay Area Toll Authority, Toll Bridge Revenue, San Francisco Bay Area, Series D-2, 0.06%*, 4/1/2047, LOC: JPMorgan Chase Bank NA	15,550,000	15,550,000
California, BB&T Municipal Trust, Series 2023, 144A, 0.1%*, 1/1/2024, INS: NATL, LIQ: Branch Banking & Trust, LOC: Branch Banking & Trust	26,885,000	26,885,000
California, Nuveen Dividend Advantage Municipal Fund, Series 1-1362, 144A, AMT, 0.26%*, 6/1/2041, LIQ: Morgan Stanley Bank	5,000,000	5,000,000
California, Nuveen Dividend Advantage Municipal Fund 2, 144A, AMT, 0.18%*, 8/3/2043, LIQ: Royal Bank of Canada	15,000,000	15,000,000
California, Nuveen Dividend Advantage Municipal Fund 3, Series 1-1600, 144A, AMT, 0.17%*, 9/1/2043, LIQ: Barclays Bank PLC	13,800,000	13,800,000
California, State Department of Water Resources, Supply Revenue, Series M, 5.0%, 5/1/2014	7,500,000	7,678,380
California, State General Obligation:
0.12%, 11/19/2013	22,750,000	22,750,000
Prerefunded 4/1/2014 @ 100, 5.0%, 4/1/2031, INS: AMBAC	10,325,000	10,529,373
Prerefunded 4/1/2014 @ 100, 5.25%, 4/1/2034	6,035,000	6,160,693
California, State Revenue Notes:
Series A-1, 2.0%, 5/28/2014	24,500,000	24,749,503
Series A-2, 2.0%, 6/23/2014	33,000,000	33,373,694
California, Wells Fargo Stage Trust, Series 74C, 144A, 0.09%*, Mandatory Put 11/14/2013 @ 100, 11/15/2040, GTY: Wells Fargo Bank NA, LIQ: Wells Fargo Bank NA	5,810,000	5,810,000
Los Angeles County, CA, 0.12%, 12/18/2013	10,000,000	10,000,000
San Bernardino County, CA, Tax And Revenue Anticipation Notes, Series A, 2.0%, 6/30/2014	40,000,000	40,479,616
San Francisco City & County, CA, Airports Commission, Series 36A, 0.09%*, 5/1/2026, LOC: U.S. Bank NA	19,270,000	19,270,000
San Jose, CA, Redevelopment Agency, 0.18%, 12/10/2013	10,400,000	10,400,000
		267,436,259
Delaware 0.2%
Delaware, State Economic Development Authority Revenue, YMCA Delaware Project, 0.08%*, 5/1/2036, LOC: PNC Bank NA	4,785,000	4,785,000
District of Columbia 0.9%
District of Columbia, Metropolitan Washington Airport Authority Systems Revenue, Series C-1, 144A, AMT, 0.07%*, 10/1/2033, LOC: Barclays Bank PLC	2,935,000	2,935,000
District of Columbia, Wells Fargo Stage Trust, Series 57C, 144A, AMT, 0.25%*, Mandatory Put 12/26/2013 @ 100, 10/1/2032, GTY: Wells Fargo Bank NA, LIQ: Wells Fargo Bank NA	13,965,000	13,965,000
		16,900,000
Florida 5.1%
Florida, Capital Trust Agency Housing Revenue, Atlantic Housing Foundation, Series A, 0.08%*, 7/15/2024, LIQ: Fannie Mae	19,000,000	19,000,000
Florida, North Broward Hospital District, Series A, 0.07%*, 1/15/2031, LOC: TD Bank NA	15,155,000	15,155,000
Hillsborough County, FL:
0.09%, 12/5/2013	22,139,000	22,139,000
0.11%, 2/6/2014	22,000,000	22,000,000
Lee County, FL, Industrial Development Authority, Improvement Hope Hospice Project, 0.11%*, 10/1/2027, LOC: Northern Trust Co.	18,900,000	18,900,000
		97,194,000
Georgia 0.3%
Burke County, GA, Development Authority Revenue, Georgia Power Co. Plant, 144A, 0.09%*, 5/1/2022	5,555,000	5,555,000
Hawaii 0.5%
Hawaii, Wells Fargo State Trust, Series 6C, 144A, 0.09%*, Mandatory Put 11/14/2013 @ 100, 7/1/2040, GTY: Wells Fargo Bank NA, LIQ: Wells Fargo Bank NA	8,820,000	8,820,000
Idaho 3.9%
Idaho, State Tax Anticipation Notes, 2.0%, 6/30/2014	73,000,000	73,870,467
Illinois 5.4%
Illinois, Educational Facilities Authority Revenue:
0.11%, 11/6/2013	30,000,000	30,000,000
0.13%, 2/6/2014	25,000,000	25,000,000
Illinois, Educational Facilities Authority Revenue, University of Chicago, Series B-3, 0.23%*, Mandatory Put 3/13/2014 @ 100, 7/1/2036	10,000,000	10,000,000
Illinois, Finance Authority Revenue, 0.12%, 1/16/2014	25,040,000	25,040,000
Illinois, State Development Finance Authority, Chicago Symphony Orchestra Project, 0.08%*, 12/1/2033, LOC: PNC Bank NA	12,500,000	12,500,000
		102,540,000
Indiana 0.8%
Indiana, IPS Multi-School Building Corp., Series R-885WF, 144A, 0.15%*, 1/15/2025, INS: AGMC, GTY: Wells Fargo & Co., LIQ: Wells Fargo & Co.	2,100,000	2,100,000
Indiana, State Finance Authority, Hospital Revenue, Indiana University Health, Series D, 0.08%*, 3/1/2033, LOC: Northern Trust Co.	6,115,000	6,115,000
Indiana, Wells Fargo State Trust, Series 100C, 144A, 0.09%*, 8/1/2021, GTY: Wells Fargo Bank NA, LIQ: Wells Fargo Bank NA	7,495,000	7,495,000
		15,710,000
Iowa 0.4%
Iowa, State Finance Authority, Wellness Facilities Revenue, Community Marshalltown Project, 0.11%*, 1/1/2031, LOC: Northern Trust Co.	7,015,000	7,015,000
Kansas 2.0%
Kansas, State Development Finance Authority, Multi-Family Revenue, Oak Ridge Park II Project, Series X, AMT, 0.15%*, 12/1/2036, LOC: U.S. Bank NA	3,650,000	3,650,000
Olathe, KS, Health Facilities Revenue, Olathe Medical Center, Inc., 144A, 0.09%*, 9/1/2032, LOC: Bank of America NA	21,820,000	21,820,000
Olathe, KS, Temporary Notes, Series A, 2.0%, 7/1/2014	11,655,000	11,793,890
		37,263,890
Kentucky 3.5%
Kentucky, State Economic Development Finance Authority, Catholic Health Initiatives:
Series B, 0.18%**, 2/1/2046	10,680,000	10,680,000
Series B-2, 0.18%**, 2/1/2046	12,000,000	12,000,000
Series B-3, 0.18%**, 2/1/2046	12,415,000	12,415,000
Louisville & Jefferson County, KY, Regional Airport Authority, UPS Worldwide Forwarding, Series A, AMT, 0.1%*, 1/1/2029	31,400,000	31,400,000
		66,495,000
Maine 0.2%
Maine, State Housing Authority, Mortgage Revenue, Series B, AMT, 0.08%*, 11/15/2036, SPA: State Street Bank & Trust Co.	4,600,000	4,600,000
Maryland 2.9%
Maryland, State Health & Higher Educational Facilities Authority Revenue, Pooled Loan Program, Series D, 144A, 0.13%*, 1/1/2029, LOC: Bank of America NA	10,675,000	10,675,000
Montgomery County, MD:
0.11%, 11/25/2013	27,000,000	27,000,000
0.12%, 11/18/2013	17,000,000	17,000,000
		54,675,000
Massachusetts 0.9%
Massachusetts, JPMorgan Chase Putters/Drivers Trust, Various States, Series 4320, 144A, 0.09%*, 5/31/2016, LIQ: JPMorgan Chase Bank NA	17,600,000	17,600,000
Michigan 5.4%
Michigan, RBC Municipal Products, Inc. Trust:
Series L-27, 144A, AMT, 0.12%*, 3/1/2031, LIQ: Royal Bank of Canada, LOC: Royal Bank of Canada	40,000,000	40,000,000
Series L-25, 144A, AMT, 0.12%*, 9/1/2033, LIQ: Royal Bank of Canada, LOC: Royal Bank of Canada	30,245,000	30,245,000
Michigan, State Hospital Finance Authority Revenue, Ascension Health Senior Credit Group:
Series F-6, 0.14%**, 11/15/2047	8,650,000	8,650,000
Series F-8, 0.14%**, 11/15/2047	7,100,000	7,100,000
Michigan, State Hospital Finance Authority, Ascension Health Senior Credit Group, Series F-7, 0.14%**, 11/15/2047	7,385,000	7,385,000
Michigan, State Strategic Fund Ltd., Obligation Revenue, Consumers Energy Co., 0.08%*, 4/15/2018, LOC: JPMorgan Chase Bank NA	10,000,000	10,000,000
		103,380,000
Minnesota 1.3%
Cohasset, MN, State Power & Light Co. Project, Series A, 0.13%*, 6/1/2020, LOC: JPMorgan Chase Bank NA	24,630,000	24,630,000
Mississippi 2.3%
Jackson County, MS, Water Systems, 0.15%*, 11/1/2024	3,000,000	3,000,000
Mississippi, Redstone Partners Floaters/Residuals Trust, Series C, 144A, AMT, 0.24%*, 12/1/2047, LOC: Mizuho Corporate Bank	9,185,000	9,185,000
Mississippi, State Business Finance Commission, Gulf Opportunity Zone, Chevron U.S.A., Inc., Series E, 0.07%*, 12/1/2030, GTY: Chevron Corp.	32,050,000	32,050,000
		44,235,000
Missouri 2.2%
Missouri, University of Curators, 0.11%, 11/5/2013	25,000,000	25,000,000
North Kansas City, MO, Hospital Revenue, 0.09%*, 11/1/2033, LOC: Bank of America NA	17,900,000	17,900,000
		42,900,000
New Jersey 0.4%
New Jersey, State Economic Development Authority, Cigarette Tax, Prerefunded 6/15/2014 @ 100, 5.75%, 6/15/2029	8,000,000	8,277,450
New Mexico 0.5%
New Mexico, Eclipse Funding Trust, Solar Eclipse, Finance Authority Revenue, Series 2006-0034, 144A, 0.08%*, 12/15/2013, LIQ: U.S. Bank NA, LOC: U.S. Bank NA	10,160,000	10,160,000
New York 7.0%
BlackRock New York Municipal Income Quality Trust, Series W-7-40, 144A, AMT, 0.18%*, 10/1/2041, LIQ: Barclays Bank PLC	5,000,000	5,000,000
BlackRock New York Municipal Intermediate Duration Fund, Inc., Series W-7-296, 144A, AMT, 0.18%*, 10/1/2041, LIQ: Barclays Bank PLC	13,500,000	13,500,000
Monroe County, NY, Industrial Development Corp. Revenue, St. Ann's Nursing Home, 0.1%*, 12/1/2040, LOC: HSBC Bank U.S.A. NA	4,200,000	4,200,000
New York, Metropolitan Transportation Authority, Dedicated Tax Fund, Series A-1, 0.08%*, 11/1/2031, LOC: Morgan Stanley Bank	29,205,000	29,205,000
New York, State Energy Research & Development Authority Facilties Revenue, Consolidated Edison Co., Inc. Project, Series A-3, AMT, 0.08%*, 6/1/2036, LOC: Scotiabank	2,350,000	2,350,000
New York, State Power Authority, 0.15%*, Mandatory Put 3/13/2014 @ 100, 3/1/2020, LIQ: Bank of Nova Scotia	15,000,000	15,000,000
New York, Wells Fargo Stage Trust, Series 4C, 144A, 0.19%*, Mandatory Put 12/19/2013 @ 100, 9/1/2040, LIQ: Wells Fargo Bank NA	16,985,000	16,985,000
New York City, NY, Health & Hospital Corp., Health Systems, Series D, 144A, 0.09%*, 2/15/2026, LOC: JPMorgan Chase Bank NA	2,630,000	2,630,000
New York City, NY, Housing Development Corp., Multi-Family Mortgage Revenue, Series C, 0.2%, Mandatory Put 6/27/2014 @ 100, 11/1/2045	5,850,000	5,850,000
New York City, NY, Transitional Finance Authority Revenue, Future Tax Secured, Series A-1, 144A, 0.07%*, 11/15/2028, SPA: TD Bank NA	9,290,000	9,290,000
New York, NY, General Obligation:
Series E, 0.08%*, 8/1/2034, LOC: Bank of America NA	14,195,000	14,195,000
Series B2, 0.1%*, 8/15/2023, SPA: Landesbank Hessen-Thuringen	2,900,000	2,900,000
Suffolk County, NY, Industrial Development Agency, St. Anthony's High School, The St. Francis Monastery, 0.06%*, 12/1/2036, LOC: Sovereign Bank NA	12,370,000	12,370,000
		133,475,000
North Carolina 1.3%
North Carolina, BB&T Municipal Trust:
Series 1008, 144A, 0.18%*, 3/1/2024, LIQ: Branch Banking & Trust, LOC: Branch Banking & Trust	5,515,000	5,515,000
Series 1009, 144A, 0.18%*, 6/1/2024, LIQ: Branch Banking & Trust, LOC: Branch Banking & Trust	15,375,000	15,375,000
North Carolina, State Capital Educational Facilities Finance Agency Revenue, High Point University Project, 0.09%*, 12/1/2028, LOC: Branch Banking & Trust	3,830,000	3,830,000
		24,720,000
Ohio 3.6%
Franklin County, OH, Healthcare Facilities Revenue, State Presbyterian Services, Series A, 0.07%*, 7/1/2036, LOC: PNC Bank NA	18,250,000	18,250,000
Ohio, Nuveen Quality Income Municipal Fund, Series 1-1480, 144A, AMT, 0.17%*, 9/1/2043, LIQ: Royal Bank of Canada	15,000,000	15,000,000
Ohio, Puttable Floating Option Tax-Exempt Receipts, Series 808, 144A, AMT, 0.33%*, 12/1/2041, GTY: Bank of America NA, INS: AMBAC	30,000,000	30,000,000
Ohio, State Air Quality Development Authority, State Valley Electric Corp., Series A, 0.07%*, 2/1/2026, LOC: Bank of Nova Scotia	4,650,000	4,650,000
		67,900,000
Other Territories 6.6%
BB&T Municipal Trust, Series 5000, 144A, 0.18%*, 10/1/2028, LIQ: Rabobank Nederland, LOC: Rabobank International	6,470,000	6,470,000
BlackRock Muni Holdings Investment Quality Fund, Series W-7-2746, 144A, AMT, 0.29%*, 7/1/2041, LIQ: Bank of America NA	28,100,000	28,100,000
BlackRock Municipal Bond Investment Trust, Series W-7-178, 144A, AMT, 0.18%*, 10/1/2041, LIQ: Barclays Bank PLC	9,300,000	9,300,000
Eagle Tax- Exempt Trust, 144A, AMT, 0.13%*, 4/15/2049, LIQ: Federal Home Loan Bank	14,260,000	14,260,000
Federal Home Loan Mortgage Corp., MultiFamily Variable Rate Certificates, "A", Series MO27, 0.09%*, 10/15/2029	16,300,000	16,300,000
Nuveen Premier Income Municipal Fund 2, Inc., Series 1-4895, 144A, AMT, 0.18%*, 5/1/2041, LIQ: Barclays Bank PLC	52,000,000	52,000,000
		126,430,000
Pennsylvania 2.6%
Pennsylvania, State Economic Development Financing Authority, IESI PA Corp., 0.12%*, 11/1/2028, GTY: IESI Corp., LOC: Bank of America NA	34,000,000	34,000,000
Pittsburgh, PA, Water & Sewer Authority Systems Revenue, Series B2, 0.07%*, 9/1/2039, LOC: PNC Bank NA	14,700,000	14,700,000
		48,700,000
Puerto Rico 7.5%
Puerto Rico, JPMorgan Chase Putters/Drivers Trust Various States, Series 4362, 144A, AMT, 0.23%**, 11/15/2013, LIQ: JPMorgan Chase Bank NA	20,000,000	20,000,000
Puerto Rico, RBC Municipal Products, Inc. Trust, Series E-46, 144A, 0.18%**, Mandatory Put 12/2/2013 @ 100, 9/1/2015, LIQ: Royal Bank of Canada, LOC: Royal Bank of Canada	40,000,000	40,000,000
Puerto Rico, RIB Floater Trust:
Series 18WE, 144A, 0.13%*, 12/1/2013, LOC: Barclays Bank PLC	15,000,000	15,000,000
Series 8WE, 144A, 0.13%*, 9/30/2014, LOC: Barclays Bank PLC	68,900,000	68,900,000
		143,900,000
Tennessee 4.9%
Johnson City, TN, Health & Educational Facilities Board, Hospital Revenue, Mountain States Health Alliance, Series A, 0.07%*, 8/15/2043, LOC: U.S. Bank NA	4,075,000	4,075,000
Metropolitan Government Nashville & Davidson County, TN, Health & Educational Facilities Board, Vanderbilt University, 0.17%, 4/3/2014	12,000,000	12,000,000
Tennessee, Tennergy Corp., Gas Revenue, Stars Certificates, Series 2006-001, 144A, 0.13%*, 5/1/2016, LOC: BNP Paribas	77,900,000	77,900,000
		93,975,000
Texas 6.2%
Houston, TX, 0.12%, 12/10/2013	1,500,000	1,500,000
Lamar, TX, Consolidated Independent School District, Series R-12266, 144A, 0.11%*, 8/1/2015, SPA: Citibank NA	20,485,000	20,485,000
North Texas, Tollway Authority Revenue, 0.12%, 12/9/2013	16,000,000	16,000,000
Texas, Dallas Performing Arts Cultural Facilities Corp., Dallas Arts Center Foundation Project, Series A, 0.15%, 9/1/2041, LOC: Bank of America NA	9,170,000	9,170,000
Texas, Lower Neches Valley Authority, Pollution Control Revenue, Chevron U.S.A., Inc. Project, 0.14%*, 2/15/2017	11,660,000	11,660,000
Texas, State Transportation Revenue, 2.0%, 8/28/2014	35,000,000	35,516,518
University of Texas, System Revenue, 0.11%, 12/4/2013	23,268,000	23,268,000
		117,599,518
Virginia 0.9%
Virginia, Nuveen Premium Income Municipal Fund, 144A, AMT, 0.18%*, 8/3/2043, LIQ: Toronto-Dominion Bank	15,000,000	15,000,000
Virginia, State Public School Authority, School Financing 1997, Series A, 5.0%, 8/1/2014	1,900,000	1,968,302
		16,968,302
Washington 1.5%
Washington, State Economic Development Finance Authority, Solid Waste Disposal Revenue, Waste Management, Inc. Project, Series D, AMT, 0.11%*, 7/1/2030, LOC: JPMorgan Chase Bank NA	20,000,000	20,000,000
Washington, State Higher Education Facilities Authority Revenue, Seattle University Project, Series A, 0.08%*, 5/1/2028, LOC: U.S. Bank NA	7,780,000	7,780,000
		27,780,000
Wisconsin 1.0%
Wisconsin, State Health & Educational Facilities Authority Revenue, Ascension Health Alliance Senor Credit Group, Series B, 0.14%**, 11/15/2043	19,535,000	19,535,000

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $1,904,804,886)†	99.8	1,904,804,886
Other Assets and Liabilities, Net	0.2	4,482,507
Net Assets	100.0	1,909,287,393

* Variable rate demand notes and variable rate demand preferred shares are securities whose interest rates are reset periodically at market levels. These securities are payable on demand and are shown at their current rates as of October 31, 2013.

** Floating rate securities' yields vary with a designated market index or market rate, such as the coupon-equivalent of the U.S. Treasury Bill rate. These securities are shown at their current rate as of October 31, 2013.

† The cost for federal income tax purposes was $1,904,804,886.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

AGMC: Assured Guaranty Municipal Corp.

AMBAC: Ambac Financial Group, Inc.

AMT: Subject to alternative minimum tax.

GTY: Guaranty Agreement

INS: Insured

LIQ: Liquidity Facility

LOC: Letter of Credit

NATL: National Public Finance Guarantee Corp.

Prerefunded: Bonds which are prerefunded are collateralized usually by U.S. Treasury securities which are held in escrow and used to pay principal and interest on tax-exempt issues and to retire the bonds in full at the earliest refunding date.

SPA: Standby Bond Purchase Agreement

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Securities held by the Fund are reflected as Level 2 because the securities are valued at amortized cost (which approximates fair value) and, accordingly, the inputs used to determine value are not quoted prices in an active market.

The following is a summary of the inputs used as of October 31, 2013 in valuing the Fund's investments. For information on the Fund's policy regarding the valuation of investments, please refer to the Security Valuation section of Note 1 in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total

Municipal Investments (a)	$—	$1,904,804,886	$—	$1,904,804,886
Total	$—	$1,904,804,886	$—	$1,904,804,886

There have been no transfers between fair value measurement levels during the period ended October 31, 2013.

(a) See Investment Portfolio for additional detailed categorizations.

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities
as of October 31, 2013 (Unaudited)
Assets	Tax-Exempt Portfolio
Investments: Investments in securities, valued at amortized cost	$1,904,804,886
Receivable for investments sold	5,710,000
Receivable for Fund shares sold	3,942,699
Interest receivable	1,955,195
Due from Advisor	5,246
Other assets	91,252
Total assets	1,916,509,278
Liabilities
Cash overdraft	6,454,420
Payable for Fund shares redeemed	434,940
Distributions payable	6,183
Accrued management fee	15,814
Accrued Trustees' fees	19,760
Other accrued expenses and payables	290,768
Total liabilities	7,221,885
Net assets, at value	$1,909,287,393
Net Assets Consist of
Undistributed net investment income	213,517
Accumulated net realized gain (loss)	177,152
Paid-in capital	1,908,896,724
Net assets, at value	$1,909,287,393

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities as of October 31, 2013 (Unaudited) (continued)
Net Asset Value	Tax-Exempt Portfolio
Capital Assets Funds Shares Net Asset Value, offering and redemption price per share ($5,930,493 ÷ 5,928,553 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00
Davidson Cash Equivalent Shares Net Asset Value, offering and redemption price per share ($69,776,100 ÷ 69,753,283 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00
DWS Tax-Exempt Cash Institutional Shares Net Asset Value, offering and redemption price per share ($955,840,571 ÷ 955,528,006 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00
DWS Tax-Exempt Money Fund Net Asset Value, offering and redemption price per share ($262,720,231 ÷ 262,634,779 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00
DWS Tax-Free Money Fund Class S Net Asset Value, offering and redemption price per share ($100,092,607 ÷ 100,059,790 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00
Service Shares Net Asset Value, offering and redemption price per share ($54,731,946 ÷ 54,714,049 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00
Tax-Exempt Cash Managed Shares Net Asset Value, offering and redemption price per share ($121,596,420 ÷ 121,556,657 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00
Tax-Free Investment Class Net Asset Value, offering and redemption price per share ($338,599,025 ÷ 338,488,303 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00

The accompanying notes are an integral part of the financial statements.

Statement of Operations
for the six months ended October 31, 2013 (Unaudited)
Investment Income	Tax-Exempt Portfolio
Income: Interest	$1,452,073
Expenses: Management fee	639,783
Administration fee	970,444
Services to shareholders	560,912
Distribution and service fees	1,037,385
Custodian fee	13,741
Professional fees	61,769
Reports to shareholders	77,359
Registration fees	72,404
Trustees' fees and expenses	37,111
Other	51,304
Total expenses before expense reductions	3,522,212
Expense reductions	(2,169,613)
Total expenses after expense reductions	1,352,599
Net investment income	99,474
Net realized gain (loss) from investments	177,152
Net increase (decrease) in net assets resulting from operations	$276,626

The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets
	Tax-Exempt Portfolio
Increase (Decrease) in Net Assets	Six Months Ended October 31, 2013 (Unaudited)	Year Ended April 30, 2013
Operations: Net investment income	$99,474	$312,710
Net realized gain (loss)	177,152	119,059
Net increase in net assets resulting from operations	276,626	431,769
Distributions to shareholders from: Net investment income: Capital Assets Funds Shares	(431)	(2,578)
Davidson Cash Equivalent Shares	(3,856)	(16,635)
DWS Tax-Exempt Cash Institutional Shares	(51,041)	(347,411)
DWS Tax-Exempt Money Fund	(12,294)	(63,056)
DWS Tax-Free Money Fund Class S	(4,942)	(22,814)
Service Shares	(2,568)	(12,350)
Tax-Exempt Cash Managed Shares	(6,199)	(36,504)
Tax-Free Investment Class	(17,277)	(80,485)
Net realized gain: Capital Assets Funds Shares	—	(686)
Davidson Cash Equivalent Shares	—	(4,358)
DWS Tax-Exempt Cash Institutional Shares	—	(58,793)
DWS Tax-Exempt Money Fund	—	(15,872)
DWS Tax-Free Money Fund Class S	—	(5,799)
Service Shares	—	(2,541)
Tax-Exempt Cash Managed Shares	—	(9,837)
Tax-Free Investment Class	—	(21,062)
Total distributions	(98,608)	(700,781)
Fund share transactions: Proceeds from shares sold	1,956,055,048	3,574,503,665
Reinvestment of distributions	63,363	409,744
Cost of shares redeemed	(1,911,311,210)	(3,871,064,788)
Net increase (decrease) in net assets from Fund share transactions	44,807,201	(296,151,379)
Increase (decrease) in net assets	44,985,219	(296,420,391)
Net assets at beginning of period	1,864,302,174	2,160,722,565
Net assets at end of period (including undistributed net investment income of $213,517 and $212,651, respectively)	$1,909,287,393	$1,864,302,174

The accompanying notes are an integral part of the financial statements.

Financial Highlights
Tax-Exempt Portfolio DWS Tax-Exempt Money Fund
Six Months Ended 10/31/13 (Unaudited)			Years Ended April 30,
			2013		2012		2011	2010		2009
Selected Per Share Data
Net asset value, beginning of period	$1.00		$1.00		$1.00		$1.00	$1.00		$1.00
Income (loss) from investment operations: Net investment income	.000	***	.000	***	.000	***	.001	.002		.016
Net realized gain (loss)	.000	***	.000	***	.000	***	.000 ***	.000	***	.000 ***
Total from investment operations	.000	***	.000	***	.000	***	.001	.002		.016
Less distributions from: Net investment income	(.000	)***	(.000	)***	(.000	)***	(.001)	(.002)		(.016)
Net realized gains	—		(.000	)***	—		—	(.000	)***	—
Total distributions	(.000	)***	(.000	)***	(.000	)***	(.001)	(.002)		(.016)
Net asset value, end of period	$1.00		$1.00		$1.00		$1.00	$1.00		$1.00
Total Return (%)	.01	a**	.03	a	.03	a	.14	.22		1.57
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	263		242		313		366	428		503
Ratio of expenses before expense reductions (%)	.24	*	.23		.22		.22	.24		.24
Ratio of expenses after expense reductions (%)	.14	*	.19		.21		.22	.24		.24
Ratio of net investment income (%)	.01	*	.01		.02		.14	.22		1.55
a Total return would have been lower had certain expenses not been reduced. * Annualized ** Not annualized *** Amount is less than $.0005.

Notes to Financial Statements (Unaudited)

A. Organization and Significant Accounting Policies

Cash Account Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end investment management company organized as a Massachusetts business trust.

The Trust offers three funds: Money Market Portfolio, Government & Agency Securities Portfolio and Tax-Exempt Portfolio. These financial statements report on Tax-Exempt Portfolio (the "Fund").

Tax-Exempt Portfolio offers eight classes of shares: Capital Assets Funds Shares, Davidson Cash Equivalent Shares, DWS Tax-Exempt Cash Institutional Shares, DWS Tax-Exempt Money Fund, DWS Tax-Free Money Fund Class S, Service Shares, Tax-Exempt Cash Managed Shares and Tax-Free Investment Class.

The financial highlights for all classes of shares, other than DWS Tax-Exempt Money Fund, are provided separately and are available upon request.

The Fund's investment income, realized gains and losses, and certain Fund-level expenses and expense reductions, if any, are borne pro rata on the basis of relative net assets by the holders of all classes of shares of the Fund, except that each class bears certain expenses unique to that class such as distribution and service fees, services to shareholders and certain other class-specific expenses. Differences in class-level expenses may result in payment of different per share dividends by class. All shares of the Trust have equal rights with respect to voting subject to class-specific arrangements.

The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates. Actual results could differ from those estimates. The policies described below are followed consistently by the Fund in the preparation of its financial statements.

Security Valuation. Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Fund values all securities utilizing the amortized cost method permitted in accordance with Rule 2a-7 under the 1940 Act and certain conditions therein. Under this method, which does not take into account unrealized capital gains or losses on securities, an instrument is initially valued at its cost and thereafter assumes a constant accretion/amortization rate to maturity of any discount or premium. Securities held by the Fund are reflected as Level 2 because the securities are valued at amortized cost (which approximates fair value) and, accordingly, the inputs used to determine value are not quoted prices in an active market.

Disclosure about the classification of fair value measurements is included in a table following the Fund's Investment Portfolio.

Federal Income Taxes. The Fund's policy is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies and to distribute all of its taxable and tax-exempt income to its shareholders.

The Fund has reviewed the tax positions for the open tax years as of April 30, 2013 and has determined that no provision for income tax is required in the Fund's financial statements. The Fund's federal tax returns for the prior three fiscal years remain open subject to examination by the Internal Revenue Service.

Distribution of Income. Net investment income of the Fund is declared as a daily dividend and is distributed to shareholders monthly. The Fund may take into account capital gains and losses in its daily dividend declarations. The Fund may also make additional distributions for tax purposes if necessary.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Temporary book and tax basis differences will reverse in a subsequent period. There were no significant book-to-tax differences for the Fund.

The tax character of current year distributions will be determined at the end of the current fiscal year.

Expenses. Expenses of the Trust arising in connection with a specific Fund are allocated to that Fund. Other Trust expenses which cannot be directly attributed to a Fund are apportioned pro rata on the basis of relative net assets among the funds in the Trust based upon the relative net assets or other appropriate measures.

Contingencies. In the normal course of business, the Fund may enter into contracts with service providers that contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet been made. However, based on experience, the Fund expects the risk of loss to be remote.

Other. Investment transactions are accounted for on trade date. Interest income is recorded on the accrual basis. Realized gains and losses from investment transactions are recorded on an identified cost basis and may include proceeds from litigation. All discounts and premiums are accreted/amortized for both tax and financial reporting purposes.

B. Related Parties

Management Agreement. Under an Amended and Restated Investment Management Agreement with Deutsche Investment Management Americas Inc. ("DIMA" or the "Advisor"), an indirect, wholly owned subsidiary of Deutsche Bank AG, the Advisor directs the investments of the Fund in accordance with its investment objectives, policies and restrictions. The Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Fund.

The Fund pays a monthly management fee based on the combined average daily net assets of the three Funds of the Trust and allocated to the Fund based on its relative net assets, computed and accrued daily and payable monthly, at the following annual rates:
First $500 million of the Funds' combined average daily net assets	.120%
Next $500 million of such net assets	.100%
Next $1 billion of such net assets	.075%
Next $1 billion of such net assets	.060%
Over $3 billion of such net assets	.050%

For the period from May 1, 2013 through September 30, 2014, the Advisor has contractually agreed to waive its fees and/or reimburse certain operating expenses of the DWS Tax-Exempt Money Fund to the extent necessary to maintain the operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest) at 0.40%.

The Advisor has agreed to voluntarily waive additional expenses. The voluntary waiver may be changed or terminated at any time without notice. Under these arrangements, the Advisor waived certain expenses on DWS Tax-Exempt Money Fund shares.

Accordingly, for the six months ended October 31, 2013, the Advisor earned a management fee on the Tax-Exempt Portfolio aggregating $639,783, of which $618,196 was waived, resulting in an annualized effective rate of 0.002% of the Fund's average daily net assets.

In addition, the Advisor has also agreed to maintain expenses of certain other classes of the Trust. These rates are disclosed in the respective share classes' annual reports that are provided separately and are available upon request.

Administration Fee. Pursuant to an Administrative Services Agreement, DIMA provides most administrative services to the Fund. For all services provided under the Administrative Services Agreement, the Fund pays the Advisor an annual fee ("Administration Fee") of 0.10% of the Fund's average daily net assets, computed and accrued daily and payable monthly. For the six months ended October 31, 2013, the Administration Fee was as follows:
Fund	Administration Fee	Unpaid at October 31, 2013
Tax-Exempt Portfolio	$970,444	$162,633

Service Provider Fees. DWS Investments Service Company ("DISC"), an affiliate of the Advisor, is the transfer agent, dividend-paying agent and shareholder service agent for the Fund. Pursuant to a sub-transfer agency agreement between DISC and DST Systems, Inc. ("DST"), DISC has delegated certain transfer agent, dividend-paying agent and shareholder service agent functions to DST. DISC compensates DST out of the shareholder servicing fee it receives from the Fund. For the six months ended October 31, 2013, the amounts charged to the Fund by DISC were as follows:
Tax-Exempt Portfolio:	Total Aggregated	Waived	Unpaid at October 31, 2013
Capital Assets Funds Shares	$10,785	$10,618	$167
Davidson Cash Equivalent Shares	57,839	57,778	61
DWS Tax-Exempt Cash Institutional Shares	74,977	70,923	4,054
DWS Tax-Exempt Money Fund	41,417	41,417	—
DWS Tax-Free Money Fund Class S	29,876	29,759	117
Service Shares	64,227	64,227	—
Tax-Exempt Cash Managed Shares	37,203	36,404	799
Tax-Free Investment Class	201,794	201,683	111
	$518,118	$512,809	$5,309

For the six months ended October 31, 2013, the Advisor reimbursed the Fund $1,223 of sub-recordkeeping fees for DWS Tax-Exempt Money Fund class.

Distribution Service Agreement. Under the Distribution Service Agreement, in accordance with Rule 12b-1 under the 1940 Act, DWS Investments Distributors, Inc. ("DIDI"), an affiliate of the Advisor, receives a fee ("Distribution Fee"), calculated as a percentage of average daily net assets for the shares listed in the following table.

For the six months ended October 31, 2013, the Distribution Fee was as follows:
Tax-Exempt Portfolio:	Distribution Fee	Waived	Annualized Effective Rate	Contractual Rate (Up To)
Capital Assets Funds Shares	$14,236	$14,236	.00%	.33%
Davidson Cash Equivalent Shares	115,677	115,677	.00%	.30%
Service Shares	154,144	154,144	.00%	.60%
Tax-Free Investment Class	432,138	432,138	.00%	.25%
	$716,195	$716,195

In addition, DIDI provides information and administrative services for a fee ("Service Fee") for the shares listed in the following table. A portion of these fees may be paid pursuant to a Rule 12b-1 plan.

For the six months ended October 31, 2013, the Service Fee was as follows:
Tax-Exempt Portfolio:	Service Fee	Waived	Annualized Effective Rate	Contractual Rate (Up To)
Capital Assets Funds Shares	$10,785	$10,785	.00%	.25%
Davidson Cash Equivalent Shares	96,398	96,398	.00%	.25%
Tax-Exempt Cash Managed Shares	93,008	93,008	.00%	.15%
Tax-Free Investment Class	120,999	120,999	.00%	.07%
	$321,190	$321,190

Typesetting and Filing Service Fees. Under an agreement with DIMA, DIMA is compensated for providing typesetting and certain regulatory filing services to the Fund. For the six months ended October 31, 2013, the amount charged to the Fund by DIMA included in the Statement of Operations under "reports to shareholders" was as follows:
Fund	Total Aggregated	Unpaid at October 31, 2013
Tax-Exempt Portfolio	$43,547	$17,691

Trustees' Fees and Expenses. The Fund paid retainer fees to each Trustee not affiliated with the Advisor, plus specified amounts to the Board Chairperson and Vice Chairperson and to each committee Chairperson.

C. Concentration of Ownership

From time to time, the Fund may have a concentration of several shareholder accounts holding a significant percentage of shares outstanding. Investment activities of these shareholders could have a material impact on the Fund.

At October 31, 2013, three shareholder accounts held approximately 30%, 19% and 12% of the outstanding shares of the Fund.

D. Line of Credit

The Fund and other affiliated funds (the "Participants") share in a $375 million revolving credit facility provided by a syndication of banks. The Fund may borrow for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee which is allocated based on net assets, among each of the Participants. Interest is calculated at a rate per annum equal to the sum of the Federal Funds Rate plus 1.25 percent plus, if LIBOR exceeds the Federal Funds Rate, the amount of such excess. The Fund may borrow up to a maximum of 33 percent of its net assets under the agreement. The Fund had no outstanding loans at October 31, 2013.

E. Share Transactions

The following table summarizes share and dollar activity in the Fund:

Tax-Exempt Portfolio
	Six Months Ended October 31, 2013		Year Ended April 30, 2013
	Shares	Dollars	Shares	Dollars
Shares sold
Capital Assets Funds Shares	13,801,068	$13,801,068	33,780,270	$33,780,270
Davidson Cash Equivalent Shares	130,013,855	130,013,855	115,063,476	115,063,476
DWS Tax-Exempt Cash Institutional Shares	1,083,302,179	1,083,302,179	2,372,880,502	2,372,880,502
DWS Tax-Exempt Money Fund	149,406,947	149,406,947	251,306,829	251,306,829
DWS Tax-Free Money Fund Class S	32,332,345	32,332,345	28,082,317	28,082,317
Service Shares	66,756,033	66,756,033	138,095,905	138,095,905
Tax-Exempt Cash Managed Shares	244,889,983	244,889,983	238,693,476	238,693,476
Tax-Free Investment Class	235,518,370	235,518,370	396,600,890	396,600,890
Account Maintenance Fees	—	34,268	—	—
		$1,956,055,048		$3,574,503,665
Shares issued to shareholders in reinvestment of distributions
Capital Assets Funds Shares	431	$431	3,264	$3,264
Davidson Cash Equivalent Shares	3,620	3,620	20,992	20,992
DWS Tax-Exempt Cash Institutional Shares	20,474	20,474	163,290	163,290
DWS Tax-Exempt Money Fund	12,086	12,086	76,913	76,913
DWS Tax-Free Money Fund Class S	7,079	7,079	27,387	27,387
Service Shares	2,565	2,565	14,768	14,768
Tax-Exempt Cash Managed Shares	4	4	2,584	2,584
Tax-Free Investment Class	17,104	17,104	100,546	100,546
		$63,363		$409,744
Shares redeemed
Capital Assets Funds Shares	(17,929,827)	$(17,929,827)	(35,324,040)	$(35,324,040)
Davidson Cash Equivalent Shares	(130,642,176)	(130,642,176)	(106,210,991)	(106,210,991)
DWS Tax-Exempt Cash Institutional Shares	(1,098,032,303)	(1,098,032,303)	(2,508,359,723)	(2,508,359,723)
DWS Tax-Exempt Money Fund	(128,723,725)	(128,723,725)	(322,145,746)	(322,145,746)
DWS Tax-Free Money Fund Class S	(32,158,599)	(32,158,599)	(38,170,621)	(38,170,621)
Service Shares	(56,939,320)	(56,939,320)	(171,243,303)	(171,243,303)
Tax-Exempt Cash Managed Shares	(238,394,192)	(238,394,192)	(290,012,104)	(290,012,104)
Tax-Free Investment Class	(208,491,068)	(208,491,068)	(399,598,260)	(399,598,260)
		$(1,911,311,210)		$(3,871,064,788)
Net increase (decrease)
Capital Assets Funds Shares	(4,128,328)	$(4,128,328)	(1,540,506)	$(1,540,506)
Davidson Cash Equivalent Shares	(624,701)	(624,701)	8,873,477	8,873,477
DWS Tax-Exempt Cash Institutional Shares	(14,709,650)	(14,709,650)	(135,315,931)	(135,315,931)
DWS Tax-Exempt Money Fund	20,695,308	20,695,308	(70,762,004)	(70,762,004)
DWS Tax-Free Money Fund Class S	180,825	180,825	(10,060,917)	(10,060,917)
Service Shares	9,819,278	9,819,278	(33,132,630)	(33,132,630)
Tax-Exempt Cash Managed Shares	6,495,795	6,495,795	(51,316,044)	(51,316,044)
Tax-Free Investment Class	27,044,406	27,044,406	(2,896,824)	(2,896,824)
Account Maintenance Fees	—	34,268	—	—
		$44,807,201		$(296,151,379)

Information About Your Fund's Expenses

As an investor of the Fund, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Fund expenses. Examples of transaction costs include account maintenance fees, which are not shown in this section. The following tables are intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. In the most recent six-month period, the Fund limited these expenses; had it not done so, expenses would have been higher for DWS Tax-Exempt Money Fund. The example in the table is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (May 1, 2013 to October 31, 2013).

The tables illustrate your Fund's expenses in two ways:

—Actual Fund Return. This helps you estimate the actual dollar amount of ongoing expenses (but not transaction costs) paid on a $1,000 investment in the Fund using the Fund's actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Expenses Paid per $1,000" line under the share class you hold.

— Hypothetical 5% Fund Return. This helps you to compare your Fund's ongoing expenses (but not transaction costs) with those of other mutual funds using the Fund's actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs. The "Expenses Paid per $1,000" line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expense of owning different funds. If these transaction costs had been included, your costs would have been higher.

Expenses and Value of a $1,000 Investment for the six months ended October 31, 2013 (Unaudited)
Actual Fund Return	DWS Tax-Exempt Money Fund
Beginning Account Value 5/1/13	$1,000.00
Ending Account Value 10/31/13	$1,000.05
Expenses Paid per $1,000*	$.71
Hypothetical 5% Fund Return
Beginning Account Value 5/1/13	$1,000.00
Ending Account Value 10/31/13	$1,024.50
Expenses Paid per $1,000*	$.71
* Expenses are equal to the Fund's annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by 184 (the number of days in the most recent six-month period), then divided by 365.

Annualized Expense Ratio
DWS Tax-Exempt Money Fund	.14%
For more information, please refer to the Fund's prospectus.
For an analysis of the fees associated with an investment in the Fund or similar funds, please refer to http://apps.finra.org/fundanalyzer/1/fa.aspx.

Other Information

Proxy Voting

The Fund's policies and procedures for voting proxies for portfolio securities and information about how the Fund voted proxies related to its portfolio securities during the 12-month period ended June 30 are available on our Web site — dws-investments.com (click on "proxy voting" at the bottom of the page) — or on the SEC's Web site — sec.gov. To obtain a written copy of the Fund's policies and procedures without charge, upon request, call us toll free at (800) 728-3337.

Portfolio Holdings

Following the Fund's fiscal first and third quarter-end, a complete portfolio holdings listing is filed with the SEC on Form N-Q. In addition, each month, information about the Fund and its portfolio holdings is filed with the SEC on Form N-MFP. The SEC delays the public availability of the information filed on Form N-MFP for 60 days after the end of the reporting period included in the filing. These forms will be available on the SEC's Web site at sec.gov, and they may also be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the SEC's Public Reference Room may be obtained by calling (800) SEC-0330. The Fund's portfolio holdings are also posted on dws-investments.com from time to time. Please see the Fund's current prospectus for more information.

Money Market Fund Reform

In June 2013, the SEC proposed money market fund reform intended to address perceived systemic risks associated with money market funds and to improve transparency for money market fund investors. The Financial Stability Oversight Council (FSOC), a board of U.S. regulators established by the Dodd-Frank Act, had also previously proposed similar recommendations for money market fund reform. If one or more of the SEC or FSOC proposals for money market fund reform were to be adopted in the future, such regulatory action may affect the fund's operations and/or return potential.

Advisory Agreement Board Considerations and Fee Evaluation

The Board of Trustees approved the renewal of Tax-Exempt Portfolio's investment management agreement (the "Agreement") with Deutsche Investment Management Americas Inc. ("DIMA") in September 2013.

In terms of the process that the Board followed prior to approving the Agreement, shareholders should know that:

— In September 2013, all but one of the Fund's Trustees were independent of DIMA and its affiliates.

— The Trustees met frequently during the past year to discuss fund matters and dedicated a substantial amount of time to contract review matters. Over the course of several months, the Board's Contract Committee, in coordination with the Board's Fixed Income and Asset Allocation Oversight Committee, reviewed comprehensive materials received from DIMA, independent third parties and independent counsel. These materials included an analysis of the Fund's performance, fees and expenses, and profitability compiled by a fee consultant retained by the Fund's Independent Trustees (the "Fee Consultant"). The Board also received extensive information throughout the year regarding performance of the Fund.

— The Independent Trustees regularly meet privately with their independent counsel to discuss contract review and other matters. In addition, the Independent Trustees were also advised by the Fee Consultant in the course of their review of the Fund's contractual arrangements and considered a comprehensive report prepared by the Fee Consultant in connection with their deliberations.

— In connection with reviewing the Agreement, the Board also reviewed the terms of the Fund's Rule 12b-1 plan, distribution agreement, administrative services agreement, transfer agency agreement and other material service agreements.

— Based on its evaluation of the information provided, the Contract Committee presented its findings and recommendations to the Board. The Board then reviewed the Contract Committee's findings and recommendations.

In connection with the contract review process, the Contract Committee and the Board considered the factors discussed below, among others. The Board also considered that DIMA and its predecessors have managed the Fund since its inception, and the Board believes that a long-term relationship with a capable, conscientious advisor is in the best interests of the Fund. The Board considered, generally, that shareholders chose to invest or remain invested in the Fund knowing that DIMA managed the Fund, and that the Agreement was approved by the Fund's shareholders. DIMA is part of Deutsche Bank AG, a major global banking institution that is engaged in a wide range of financial services. The Board believes that there are advantages to being part of a global asset management business that offers a wide range of investing expertise and resources, including hundreds of portfolio managers and analysts with research capabilities in many countries throughout the world.

As part of the contract review process, the Board carefully considered the fees and expenses of each DWS fund overseen by the Board in light of the fund's performance. In many cases, this led to a negotiation with DIMA of lower expense caps as part of the 2012 and 2013 contract review processes than had previously been in place. As part of these negotiations, the Board indicated that it would consider relaxing these new lower caps in future years following sustained improvements in performance, among other considerations.

In June 2012, Deutsche Bank AG ("DB"), DIMA's parent company, announced that DB would combine its Asset Management (of which DIMA was a part) and Wealth Management divisions. DB has advised the Independent Trustees that the U.S. asset management business is a critical and integral part of DB, and that it has, and will continue to, reinvest a significant portion of the substantial savings it expects to realize by combining its Asset Management and Wealth Management divisions into the new Asset and Wealth Management ("AWM") division, including ongoing enhancements to its investment capabilities. DB also has confirmed its commitment to maintaining strong legal and compliance groups within the AWM division.

While shareholders may focus primarily on fund performance and fees, the Fund's Board considers these and many other factors, including the quality and integrity of DIMA's personnel and such other issues as back-office operations, fund valuations, and compliance policies and procedures.

Nature, Quality and Extent of Services. The Board considered the terms of the Agreement, including the scope of advisory services provided under the Agreement. The Board noted that, under the Agreement, DIMA provides portfolio management services to the Fund and that, pursuant to a separate administrative services agreement, DIMA provides administrative services to the Fund. The Board considered the experience and skills of senior management and investment personnel, the resources made available to such personnel, the ability of DIMA to attract and retain high-quality personnel, and the organizational depth and stability of DIMA. The Board reviewed the Fund's performance over short-term and long-term periods and compared those returns to various agreed-upon performance measures, including a peer universe compiled by the Fee Consultant using information supplied by iMoneyNet, an independent fund data service. The Board also noted that it has put into place a process of identifying "Focus Funds" (e.g., funds performing poorly relative to their benchmark or a peer universe compiled by an independent fund data service), and receives more frequent reporting and information from DIMA regarding such funds, along with DIMA's remedial plans to address underperformance. The Board believes this process is an effective manner of identifying and addressing underperforming funds. Based on the information provided, the Board noted that for the one- and three-year periods ended December 31, 2012, the Fund's gross performance (DWS Tax-Exempt Cash Institutional Shares) was in the 2nd quartile of the applicable iMoneyNet universe (the 1st quartile being the best performers and the 4th quartile being the worst performers).

Fees and Expenses. The Board considered the Fund's investment management fee schedule, operating expenses and total expense ratios, and comparative information provided by Lipper Inc. ("Lipper") and the Fee Consultant regarding investment management fee rates paid to other investment advisors by similar funds (1st quartile being the most favorable and 4th quartile being the least favorable). With respect to management fees paid to other investment advisors by similar funds, the Board noted that the contractual fee rates paid by the Fund, which include a 0.10% fee paid to DIMA under the Fund's administrative services agreement, were lower than the median (1st quartile) of the applicable Lipper peer group (based on Lipper data provided as of December 31, 2012). Based on Lipper data provided as of December 31, 2012, the Board noted that the Fund's total (net) operating expenses were equal to or lower than the median of the applicable Lipper expense universe for Capital Assets Funds Shares (2nd quartile), Davidson Cash Equivalent Shares (2nd quartile), Tax-Exempt Cash Managed Shares (2nd quartile), Tax-Free Investment Class shares (2nd quartile), Service Shares (2nd quartile), DWS Tax-Exempt Cash Institutional Shares (2nd quartile) and DWS Tax Exempt Money Fund shares (2nd quartile) and higher than the median of the applicable Lipper expense universe for DWS Tax-Free Money Fund Class S shares (4th quartile). The Board considered the Fund's management fee rate as compared to fees charged by DIMA to comparable funds and considered differences between the Fund and the comparable funds. The Board also considered how the Fund's total (net) operating expenses compared to the total (net) operating expenses of a more customized peer group selected by Lipper (based on such factors as asset size). The Board noted the expense limitations agreed to by DIMA. The Board also noted the significant voluntary fee waivers implemented by DIMA to ensure the Fund maintained a positive yield.

The information considered by the Board as part of its review of management fees included information regarding fees charged by DIMA and its affiliates to similar institutional accounts and to similar funds offered primarily to European investors ("DWS Europe funds"), in each case as applicable. The Board observed that advisory fee rates for institutional accounts generally were lower than the management fees charged by similarly managed DWS U.S. mutual funds ("DWS Funds"), but also took note of the differences in services provided to DWS Funds as compared to institutional accounts. In the case of DWS Europe funds, the Board observed that fee rates for DWS Europe funds generally were higher than for similarly managed DWS Funds, but noted that differences in the types of services provided to DWS Funds relative to DWS Europe funds made it difficult to compare such fees.

On the basis of the information provided, the Board concluded that management fees were reasonable and appropriate in light of the nature, quality and extent of services provided by DIMA.

Profitability. The Board reviewed detailed information regarding revenues received by DIMA under the Agreement. The Board considered the estimated costs and pre-tax profits realized by DIMA from advising the DWS Funds, as well as estimates of the pre-tax profits attributable to managing the Fund in particular. The Board also received information regarding the estimated enterprise-wide profitability of DWS and its affiliates with respect to all fund services in totality and by fund. The Board and the Fee Consultant reviewed DIMA's methodology in allocating its costs to the management of the Fund. Based on the information provided, the Board concluded that the pre-tax profits realized by DIMA in connection with the management of the Fund were not unreasonable. The Board also reviewed information regarding the profitability of certain similar investment management firms. The Board noted that while information regarding the profitability of such firms is limited (and in some cases is not necessarily prepared on a comparable basis), DIMA and its affiliates' overall profitability with respect to the DWS fund complex (after taking into account distribution and other services provided to the funds by DIMA and its affiliates) was lower than the overall profitability levels of many comparable firms for which such data was available.

Economies of Scale. The Board considered whether there are economies of scale with respect to the management of the Fund and whether the Fund benefits from any economies of scale. The Board noted that the Fund's management fee schedule includes fee breakpoints. The Board concluded that the Fund's fee schedule represents an appropriate sharing between the Fund and DIMA of such economies of scale as may exist in the management of the Fund at current asset levels.

Other Benefits to DIMA and Its Affiliates. The Board also considered the character and amount of other incidental benefits received by DIMA and its affiliates, including any fees received by DIMA for administrative services provided to the Fund and any fees received by an affiliate of DIMA for distribution services. The Board also considered benefits to DIMA related to brokerage and soft-dollar allocations, including allocating brokerage to pay for research generated by parties other than the executing broker dealers, which pertain primarily to funds investing in equity securities, along with the incidental public relations benefits to DIMA related to DWS Funds advertising and cross-selling opportunities among DIMA products and services. The Board concluded that management fees were reasonable in light of these fallout benefits.

Compliance. The Board considered the significant attention and resources dedicated by DIMA to documenting and enhancing its compliance processes in recent years. The Board noted in particular (i) the experience and seniority of both DIMA's chief compliance officer and the Fund's chief compliance officer; (ii) the large number of DIMA compliance personnel; and (iii) the substantial commitment of resources by DIMA and its affiliates to compliance matters.

Based on all of the information considered and the conclusions reached, the Board unanimously determined that the continuation of the Agreement is in the best interests of the Fund. In making this determination, the Board did not give particular weight to any single factor identified above. The Board considered these factors over the course of numerous meetings, certain of which were in executive session with only the Independent Trustees and their independent counsel present. It is possible that individual Trustees may have weighed these factors differently in reaching their individual decisions to approve the continuation of the Agreement.

Privacy Statement
FACTS	What Does Deutsche Asset & Wealth Management Do With Your Personal Information?
Why?
Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share and protect your personal information. Please read this notice carefully to understand what we do.

What?
The types of personal information we collect and share can include:
— Social Security number
— Account balances
— Purchase and transaction history
— Bank account information
— Contact information such as mailing address, e-mail address and telephone number

How?
All financial companies need to share customers' personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers' personal information, the reasons Deutsche Asset & Wealth Management chooses to share and whether you can limit this sharing.

Reasons we can share your personal information	Does Deutsche Asset & Wealth Management share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders or legal investigations	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We do not share
For our affiliates' everyday business purposes — information about your transactions and experiences	No	We do not share
For our affiliates' everyday business purposes — information about your creditworthiness	No	We do not share
For non-affiliates to market to you	No	We do not share
Questions?	Call (800) 728-3337 or e-mail us at service@dws.com

Who we are
Who is providing this notice?	DWS Investments Distributors, Inc.; Deutsche Investment Management Americas Inc.; DeAM Investor Services, Inc.; DWS Trust Company; the DWS Funds
What we do
How does Deutsche Asset & Wealth Management protect my personal information?
To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

How does Deutsche Asset & Wealth Management collect my personal information?
We collect your personal information, for example. When you:
— open an account
— give us your contact information
— provide bank account information for ACH or wire transactions
— tell us where to send money
— seek advice about your investments

Why can't I limit all sharing?
Federal law gives you the right to limit only
— sharing for affiliates' everyday business purposes — information about your creditworthiness
— affiliates from using your information to market to you
— sharing for non-affiliates to market to you
State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates
Companies related by common ownership or control. They can be financial or non-financial companies. Our affiliates include financial companies with the DWS or Deutsche Bank ("DB") name, such as DB AG Frankfurt and DB Alex Brown.

Non-affiliates
Companies not related by common ownership or control. They can be financial and non-financial companies.
Non-affiliates we share with include account service providers, service quality monitoring services, mailing service providers and verification services to help in the fight against money laundering and fraud.

Joint marketing	A formal agreement between non-affiliated financial companies that together market financial products or services to you. Deutsche Asset & Wealth Management does not jointly market.
Rev. 09/2013

Notes

Notes

Notes

Notes

Deutsche Asset
& Wealth Management

222 South Riverside Plaza
Chicago, IL 60606-5808

**DTEMF-3**
(R-033438-1 12/13)

October 31, 2013

Semiannual Report

to Shareholders

Tax-Exempt Portfolio

DWS Tax-Free Money Fund Class S

Contents
3 Portfolio Summary
4 Investment Portfolio
13 Statement of Assets and Liabilities
15 Statement of Operations
16 Statement of Changes in Net Assets
17 Financial Highlights
18 Notes to Financial Statements
26 Information About Your Fund's Expenses
28 Other Information
29 Advisory Agreement Board Considerations and Fee Evaluation
34 Privacy Statement

This report must be preceded or accompanied by a prospectus. To obtain a summary prospectus, if available, or prospectus for any of our funds, visit dws-investments.com. We advise you to consider the fund's objectives, risks, charges and expenses carefully before investing. The summary prospectus and prospectus contain this and other important information about the fund. Please read the prospectus carefully before you invest.

An investment in this fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or by any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund. The share price of money market funds can fall below the $1.00 share price. You should not rely on or expect the Advisor to enter into support agreements or take other actions to maintain the fund's $1.00 share price. The credit quality of the fund's holdings can change rapidly in certain markets, and the default of a single holding could have an adverse impact on the fund's share price. The fund's share price can also be negatively affected during periods of high redemption pressures and/or illiquid markets. The actions of a few large investors in one class of shares of the fund may have a significant adverse effect on the share prices of all classes of shares of the fund. See the prospectus for specific details regarding the fund's risk profile.

Deutsche Asset & Wealth Management represents the asset management and wealth management activities conducted by Deutsche Bank AG or any of its subsidiaries, including the Advisor and DWS Investments Distributors, Inc.

NOT FDIC/NCUA INSURED NO BANK GUARANTEE MAY LOSE VALUE NOT A DEPOSIT NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY

Portfolio Summary (Unaudited)

Investment Portfolio as of October 31, 2013 (Unaudited)

Tax-Exempt Portfolio
	Principal Amount ($)	Value ($)

Municipal Bonds and Notes 99.8%
Alabama 0.5%
Tuscaloosa County, AL, Industrial Development Authority, Gulf Opportunity Zone, Hunt Refining Project, Series C, 0.1%*, 12/1/2027, LOC: Bank of Nova Scotia	10,000,000	10,000,000
Alaska 2.6%
Anchorage, AK:
0.15%, 3/6/2014	25,000,000	25,000,000
0.18%, 2/27/2014	25,000,000	25,000,000
		50,000,000
Arizona 0.5%
Arizona, Salt River Pima-Maricopa, Indian Community, 0.09%*, 10/1/2026	9,780,000	9,780,000
California 14.0%
California, Bay Area Toll Authority, Toll Bridge Revenue, San Francisco Bay Area, Series D-2, 0.06%*, 4/1/2047, LOC: JPMorgan Chase Bank NA	15,550,000	15,550,000
California, BB&T Municipal Trust, Series 2023, 144A, 0.1%*, 1/1/2024, INS: NATL, LIQ: Branch Banking & Trust, LOC: Branch Banking & Trust	26,885,000	26,885,000
California, Nuveen Dividend Advantage Municipal Fund, Series 1-1362, 144A, AMT, 0.26%*, 6/1/2041, LIQ: Morgan Stanley Bank	5,000,000	5,000,000
California, Nuveen Dividend Advantage Municipal Fund 2, 144A, AMT, 0.18%*, 8/3/2043, LIQ: Royal Bank of Canada	15,000,000	15,000,000
California, Nuveen Dividend Advantage Municipal Fund 3, Series 1-1600, 144A, AMT, 0.17%*, 9/1/2043, LIQ: Barclays Bank PLC	13,800,000	13,800,000
California, State Department of Water Resources, Supply Revenue, Series M, 5.0%, 5/1/2014	7,500,000	7,678,380
California, State General Obligation:
0.12%, 11/19/2013	22,750,000	22,750,000
Prerefunded 4/1/2014 @ 100, 5.0%, 4/1/2031, INS: AMBAC	10,325,000	10,529,373
Prerefunded 4/1/2014 @ 100, 5.25%, 4/1/2034	6,035,000	6,160,693
California, State Revenue Notes:
Series A-1, 2.0%, 5/28/2014	24,500,000	24,749,503
Series A-2, 2.0%, 6/23/2014	33,000,000	33,373,694
California, Wells Fargo Stage Trust, Series 74C, 144A, 0.09%*, Mandatory Put 11/14/2013 @ 100, 11/15/2040, GTY: Wells Fargo Bank NA, LIQ: Wells Fargo Bank NA	5,810,000	5,810,000
Los Angeles County, CA, 0.12%, 12/18/2013	10,000,000	10,000,000
San Bernardino County, CA, Tax And Revenue Anticipation Notes, Series A, 2.0%, 6/30/2014	40,000,000	40,479,616
San Francisco City & County, CA, Airports Commission, Series 36A, 0.09%*, 5/1/2026, LOC: U.S. Bank NA	19,270,000	19,270,000
San Jose, CA, Redevelopment Agency, 0.18%, 12/10/2013	10,400,000	10,400,000
		267,436,259
Delaware 0.2%
Delaware, State Economic Development Authority Revenue, YMCA Delaware Project, 0.08%*, 5/1/2036, LOC: PNC Bank NA	4,785,000	4,785,000
District of Columbia 0.9%
District of Columbia, Metropolitan Washington Airport Authority Systems Revenue, Series C-1, 144A, AMT, 0.07%*, 10/1/2033, LOC: Barclays Bank PLC	2,935,000	2,935,000
District of Columbia, Wells Fargo Stage Trust, Series 57C, 144A, AMT, 0.25%*, Mandatory Put 12/26/2013 @ 100, 10/1/2032, GTY: Wells Fargo Bank NA, LIQ: Wells Fargo Bank NA	13,965,000	13,965,000
		16,900,000
Florida 5.1%
Florida, Capital Trust Agency Housing Revenue, Atlantic Housing Foundation, Series A, 0.08%*, 7/15/2024, LIQ: Fannie Mae	19,000,000	19,000,000
Florida, North Broward Hospital District, Series A, 0.07%*, 1/15/2031, LOC: TD Bank NA	15,155,000	15,155,000
Hillsborough County, FL:
0.09%, 12/5/2013	22,139,000	22,139,000
0.11%, 2/6/2014	22,000,000	22,000,000
Lee County, FL, Industrial Development Authority, Improvement Hope Hospice Project, 0.11%*, 10/1/2027, LOC: Northern Trust Co.	18,900,000	18,900,000
		97,194,000
Georgia 0.3%
Burke County, GA, Development Authority Revenue, Georgia Power Co. Plant, 144A, 0.09%*, 5/1/2022	5,555,000	5,555,000
Hawaii 0.5%
Hawaii, Wells Fargo State Trust, Series 6C, 144A, 0.09%*, Mandatory Put 11/14/2013 @ 100, 7/1/2040, GTY: Wells Fargo Bank NA, LIQ: Wells Fargo Bank NA	8,820,000	8,820,000
Idaho 3.9%
Idaho, State Tax Anticipation Notes, 2.0%, 6/30/2014	73,000,000	73,870,467
Illinois 5.4%
Illinois, Educational Facilities Authority Revenue:
0.11%, 11/6/2013	30,000,000	30,000,000
0.13%, 2/6/2014	25,000,000	25,000,000
Illinois, Educational Facilities Authority Revenue, University of Chicago, Series B-3, 0.23%*, Mandatory Put 3/13/2014 @ 100, 7/1/2036	10,000,000	10,000,000
Illinois, Finance Authority Revenue, 0.12%, 1/16/2014	25,040,000	25,040,000
Illinois, State Development Finance Authority, Chicago Symphony Orchestra Project, 0.08%*, 12/1/2033, LOC: PNC Bank NA	12,500,000	12,500,000
		102,540,000
Indiana 0.8%
Indiana, IPS Multi-School Building Corp., Series R-885WF, 144A, 0.15%*, 1/15/2025, INS: AGMC, GTY: Wells Fargo & Co., LIQ: Wells Fargo & Co.	2,100,000	2,100,000
Indiana, State Finance Authority, Hospital Revenue, Indiana University Health, Series D, 0.08%*, 3/1/2033, LOC: Northern Trust Co.	6,115,000	6,115,000
Indiana, Wells Fargo State Trust, Series 100C, 144A, 0.09%*, 8/1/2021, GTY: Wells Fargo Bank NA, LIQ: Wells Fargo Bank NA	7,495,000	7,495,000
		15,710,000
Iowa 0.4%
Iowa, State Finance Authority, Wellness Facilities Revenue, Community Marshalltown Project, 0.11%*, 1/1/2031, LOC: Northern Trust Co.	7,015,000	7,015,000
Kansas 2.0%
Kansas, State Development Finance Authority, Multi-Family Revenue, Oak Ridge Park II Project, Series X, AMT, 0.15%*, 12/1/2036, LOC: U.S. Bank NA	3,650,000	3,650,000
Olathe, KS, Health Facilities Revenue, Olathe Medical Center, Inc., 144A, 0.09%*, 9/1/2032, LOC: Bank of America NA	21,820,000	21,820,000
Olathe, KS, Temporary Notes, Series A, 2.0%, 7/1/2014	11,655,000	11,793,890
		37,263,890
Kentucky 3.5%
Kentucky, State Economic Development Finance Authority, Catholic Health Initiatives:
Series B, 0.18%**, 2/1/2046	10,680,000	10,680,000
Series B-2, 0.18%**, 2/1/2046	12,000,000	12,000,000
Series B-3, 0.18%**, 2/1/2046	12,415,000	12,415,000
Louisville & Jefferson County, KY, Regional Airport Authority, UPS Worldwide Forwarding, Series A, AMT, 0.1%*, 1/1/2029	31,400,000	31,400,000
		66,495,000
Maine 0.2%
Maine, State Housing Authority, Mortgage Revenue, Series B, AMT, 0.08%*, 11/15/2036, SPA: State Street Bank & Trust Co.	4,600,000	4,600,000
Maryland 2.9%
Maryland, State Health & Higher Educational Facilities Authority Revenue, Pooled Loan Program, Series D, 144A, 0.13%*, 1/1/2029, LOC: Bank of America NA	10,675,000	10,675,000
Montgomery County, MD:
0.11%, 11/25/2013	27,000,000	27,000,000
0.12%, 11/18/2013	17,000,000	17,000,000
		54,675,000
Massachusetts 0.9%
Massachusetts, JPMorgan Chase Putters/Drivers Trust, Various States, Series 4320, 144A, 0.09%*, 5/31/2016, LIQ: JPMorgan Chase Bank NA	17,600,000	17,600,000
Michigan 5.4%
Michigan, RBC Municipal Products, Inc. Trust:
Series L-27, 144A, AMT, 0.12%*, 3/1/2031, LIQ: Royal Bank of Canada, LOC: Royal Bank of Canada	40,000,000	40,000,000
Series L-25, 144A, AMT, 0.12%*, 9/1/2033, LIQ: Royal Bank of Canada, LOC: Royal Bank of Canada	30,245,000	30,245,000
Michigan, State Hospital Finance Authority Revenue, Ascension Health Senior Credit Group:
Series F-6, 0.14%**, 11/15/2047	8,650,000	8,650,000
Series F-8, 0.14%**, 11/15/2047	7,100,000	7,100,000
Michigan, State Hospital Finance Authority, Ascension Health Senior Credit Group, Series F-7, 0.14%**, 11/15/2047	7,385,000	7,385,000
Michigan, State Strategic Fund Ltd., Obligation Revenue, Consumers Energy Co., 0.08%*, 4/15/2018, LOC: JPMorgan Chase Bank NA	10,000,000	10,000,000
		103,380,000
Minnesota 1.3%
Cohasset, MN, State Power & Light Co. Project, Series A, 0.13%*, 6/1/2020, LOC: JPMorgan Chase Bank NA	24,630,000	24,630,000
Mississippi 2.3%
Jackson County, MS, Water Systems, 0.15%*, 11/1/2024	3,000,000	3,000,000
Mississippi, Redstone Partners Floaters/Residuals Trust, Series C, 144A, AMT, 0.24%*, 12/1/2047, LOC: Mizuho Corporate Bank	9,185,000	9,185,000
Mississippi, State Business Finance Commission, Gulf Opportunity Zone, Chevron U.S.A., Inc., Series E, 0.07%*, 12/1/2030, GTY: Chevron Corp.	32,050,000	32,050,000
		44,235,000
Missouri 2.2%
Missouri, University of Curators, 0.11%, 11/5/2013	25,000,000	25,000,000
North Kansas City, MO, Hospital Revenue, 0.09%*, 11/1/2033, LOC: Bank of America NA	17,900,000	17,900,000
		42,900,000
New Jersey 0.4%
New Jersey, State Economic Development Authority, Cigarette Tax, Prerefunded 6/15/2014 @ 100, 5.75%, 6/15/2029	8,000,000	8,277,450
New Mexico 0.5%
New Mexico, Eclipse Funding Trust, Solar Eclipse, Finance Authority Revenue, Series 2006-0034, 144A, 0.08%*, 12/15/2013, LIQ: U.S. Bank NA, LOC: U.S. Bank NA	10,160,000	10,160,000
New York 7.0%
BlackRock New York Municipal Income Quality Trust, Series W-7-40, 144A, AMT, 0.18%*, 10/1/2041, LIQ: Barclays Bank PLC	5,000,000	5,000,000
BlackRock New York Municipal Intermediate Duration Fund, Inc., Series W-7-296, 144A, AMT, 0.18%*, 10/1/2041, LIQ: Barclays Bank PLC	13,500,000	13,500,000
Monroe County, NY, Industrial Development Corp. Revenue, St. Ann's Nursing Home, 0.1%*, 12/1/2040, LOC: HSBC Bank U.S.A. NA	4,200,000	4,200,000
New York, Metropolitan Transportation Authority, Dedicated Tax Fund, Series A-1, 0.08%*, 11/1/2031, LOC: Morgan Stanley Bank	29,205,000	29,205,000
New York, State Energy Research & Development Authority Facilties Revenue, Consolidated Edison Co., Inc. Project, Series A-3, AMT, 0.08%*, 6/1/2036, LOC: Scotiabank	2,350,000	2,350,000
New York, State Power Authority, 0.15%*, Mandatory Put 3/13/2014 @ 100, 3/1/2020, LIQ: Bank of Nova Scotia	15,000,000	15,000,000
New York, Wells Fargo Stage Trust, Series 4C, 144A, 0.19%*, Mandatory Put 12/19/2013 @ 100, 9/1/2040, LIQ: Wells Fargo Bank NA	16,985,000	16,985,000
New York City, NY, Health & Hospital Corp., Health Systems, Series D, 144A, 0.09%*, 2/15/2026, LOC: JPMorgan Chase Bank NA	2,630,000	2,630,000
New York City, NY, Housing Development Corp., Multi-Family Mortgage Revenue, Series C, 0.2%, Mandatory Put 6/27/2014 @ 100, 11/1/2045	5,850,000	5,850,000
New York City, NY, Transitional Finance Authority Revenue, Future Tax Secured, Series A-1, 144A, 0.07%*, 11/15/2028, SPA: TD Bank NA	9,290,000	9,290,000
New York, NY, General Obligation:
Series E, 0.08%*, 8/1/2034, LOC: Bank of America NA	14,195,000	14,195,000
Series B2, 0.1%*, 8/15/2023, SPA: Landesbank Hessen-Thuringen	2,900,000	2,900,000
Suffolk County, NY, Industrial Development Agency, St. Anthony's High School, The St. Francis Monastery, 0.06%*, 12/1/2036, LOC: Sovereign Bank NA	12,370,000	12,370,000
		133,475,000
North Carolina 1.3%
North Carolina, BB&T Municipal Trust:
Series 1008, 144A, 0.18%*, 3/1/2024, LIQ: Branch Banking & Trust, LOC: Branch Banking & Trust	5,515,000	5,515,000
Series 1009, 144A, 0.18%*, 6/1/2024, LIQ: Branch Banking & Trust, LOC: Branch Banking & Trust	15,375,000	15,375,000
North Carolina, State Capital Educational Facilities Finance Agency Revenue, High Point University Project, 0.09%*, 12/1/2028, LOC: Branch Banking & Trust	3,830,000	3,830,000
		24,720,000
Ohio 3.6%
Franklin County, OH, Healthcare Facilities Revenue, State Presbyterian Services, Series A, 0.07%*, 7/1/2036, LOC: PNC Bank NA	18,250,000	18,250,000
Ohio, Nuveen Quality Income Municipal Fund, Series 1-1480, 144A, AMT, 0.17%*, 9/1/2043, LIQ: Royal Bank of Canada	15,000,000	15,000,000
Ohio, Puttable Floating Option Tax-Exempt Receipts, Series 808, 144A, AMT, 0.33%*, 12/1/2041, GTY: Bank of America NA, INS: AMBAC	30,000,000	30,000,000
Ohio, State Air Quality Development Authority, State Valley Electric Corp., Series A, 0.07%*, 2/1/2026, LOC: Bank of Nova Scotia	4,650,000	4,650,000
		67,900,000
Other Territories 6.6%
BB&T Municipal Trust, Series 5000, 144A, 0.18%*, 10/1/2028, LIQ: Rabobank Nederland, LOC: Rabobank International	6,470,000	6,470,000
BlackRock Muni Holdings Investment Quality Fund, Series W-7-2746, 144A, AMT, 0.29%*, 7/1/2041, LIQ: Bank of America NA	28,100,000	28,100,000
BlackRock Municipal Bond Investment Trust, Series W-7-178, 144A, AMT, 0.18%*, 10/1/2041, LIQ: Barclays Bank PLC	9,300,000	9,300,000
Eagle Tax- Exempt Trust, 144A, AMT, 0.13%*, 4/15/2049, LIQ: Federal Home Loan Bank	14,260,000	14,260,000
Federal Home Loan Mortgage Corp., MultiFamily Variable Rate Certificates, "A", Series MO27, 0.09%*, 10/15/2029	16,300,000	16,300,000
Nuveen Premier Income Municipal Fund 2, Inc., Series 1-4895, 144A, AMT, 0.18%*, 5/1/2041, LIQ: Barclays Bank PLC	52,000,000	52,000,000
		126,430,000
Pennsylvania 2.6%
Pennsylvania, State Economic Development Financing Authority, IESI PA Corp., 0.12%*, 11/1/2028, GTY: IESI Corp., LOC: Bank of America NA	34,000,000	34,000,000
Pittsburgh, PA, Water & Sewer Authority Systems Revenue, Series B2, 0.07%*, 9/1/2039, LOC: PNC Bank NA	14,700,000	14,700,000
		48,700,000
Puerto Rico 7.5%
Puerto Rico, JPMorgan Chase Putters/Drivers Trust Various States, Series 4362, 144A, AMT, 0.23%**, 11/15/2013, LIQ: JPMorgan Chase Bank NA	20,000,000	20,000,000
Puerto Rico, RBC Municipal Products, Inc. Trust, Series E-46, 144A, 0.18%**, Mandatory Put 12/2/2013 @ 100, 9/1/2015, LIQ: Royal Bank of Canada, LOC: Royal Bank of Canada	40,000,000	40,000,000
Puerto Rico, RIB Floater Trust:
Series 18WE, 144A, 0.13%*, 12/1/2013, LOC: Barclays Bank PLC	15,000,000	15,000,000
Series 8WE, 144A, 0.13%*, 9/30/2014, LOC: Barclays Bank PLC	68,900,000	68,900,000
		143,900,000
Tennessee 4.9%
Johnson City, TN, Health & Educational Facilities Board, Hospital Revenue, Mountain States Health Alliance, Series A, 0.07%*, 8/15/2043, LOC: U.S. Bank NA	4,075,000	4,075,000
Metropolitan Government Nashville & Davidson County, TN, Health & Educational Facilities Board, Vanderbilt University, 0.17%, 4/3/2014	12,000,000	12,000,000
Tennessee, Tennergy Corp., Gas Revenue, Stars Certificates, Series 2006-001, 144A, 0.13%*, 5/1/2016, LOC: BNP Paribas	77,900,000	77,900,000
		93,975,000
Texas 6.2%
Houston, TX, 0.12%, 12/10/2013	1,500,000	1,500,000
Lamar, TX, Consolidated Independent School District, Series R-12266, 144A, 0.11%*, 8/1/2015, SPA: Citibank NA	20,485,000	20,485,000
North Texas, Tollway Authority Revenue, 0.12%, 12/9/2013	16,000,000	16,000,000
Texas, Dallas Performing Arts Cultural Facilities Corp., Dallas Arts Center Foundation Project, Series A, 0.15%, 9/1/2041, LOC: Bank of America NA	9,170,000	9,170,000
Texas, Lower Neches Valley Authority, Pollution Control Revenue, Chevron U.S.A., Inc. Project, 0.14%*, 2/15/2017	11,660,000	11,660,000
Texas, State Transportation Revenue, 2.0%, 8/28/2014	35,000,000	35,516,518
University of Texas, System Revenue, 0.11%, 12/4/2013	23,268,000	23,268,000
		117,599,518
Virginia 0.9%
Virginia, Nuveen Premium Income Municipal Fund, 144A, AMT, 0.18%*, 8/3/2043, LIQ: Toronto-Dominion Bank	15,000,000	15,000,000
Virginia, State Public School Authority, School Financing 1997, Series A, 5.0%, 8/1/2014	1,900,000	1,968,302
		16,968,302
Washington 1.5%
Washington, State Economic Development Finance Authority, Solid Waste Disposal Revenue, Waste Management, Inc. Project, Series D, AMT, 0.11%*, 7/1/2030, LOC: JPMorgan Chase Bank NA	20,000,000	20,000,000
Washington, State Higher Education Facilities Authority Revenue, Seattle University Project, Series A, 0.08%*, 5/1/2028, LOC: U.S. Bank NA	7,780,000	7,780,000
		27,780,000
Wisconsin 1.0%
Wisconsin, State Health & Educational Facilities Authority Revenue, Ascension Health Alliance Senor Credit Group, Series B, 0.14%**, 11/15/2043	19,535,000	19,535,000

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $1,904,804,886)†	99.8	1,904,804,886
Other Assets and Liabilities, Net	0.2	4,482,507
Net Assets	100.0	1,909,287,393

* Variable rate demand notes and variable rate demand preferred shares are securities whose interest rates are reset periodically at market levels. These securities are payable on demand and are shown at their current rates as of October 31, 2013.

** Floating rate securities' yields vary with a designated market index or market rate, such as the coupon-equivalent of the U.S. Treasury Bill rate. These securities are shown at their current rate as of October 31, 2013.

† The cost for federal income tax purposes was $1,904,804,886.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

AGMC: Assured Guaranty Municipal Corp.

AMBAC: Ambac Financial Group, Inc.

AMT: Subject to alternative minimum tax.

GTY: Guaranty Agreement

INS: Insured

LIQ: Liquidity Facility

LOC: Letter of Credit

NATL: National Public Finance Guarantee Corp.

Prerefunded: Bonds which are prerefunded are collateralized usually by U.S. Treasury securities which are held in escrow and used to pay principal and interest on tax-exempt issues and to retire the bonds in full at the earliest refunding date.

SPA: Standby Bond Purchase Agreement

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Securities held by the Fund are reflected as Level 2 because the securities are valued at amortized cost (which approximates fair value) and, accordingly, the inputs used to determine value are not quoted prices in an active market.

The following is a summary of the inputs used as of October 31, 2013 in valuing the Fund's investments. For information on the Fund's policy regarding the valuation of investments, please refer to the Security Valuation section of Note 1 in the accompanying Notes to Financial Statements.
Assets	Level 1	Level 2	Level 3	Total

Municipal Investments (a)	$—	$1,904,804,886	$—	$1,904,804,886
Total	$—	$1,904,804,886	$—	$1,904,804,886

There have been no transfers between fair value measurement levels during the period ended October 31, 2013.

(a) See Investment Portfolio for additional detailed categorizations.

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities
as of October 31, 2013 (Unaudited)
Assets	Tax-Exempt Portfolio
Investments: Investments in securities, valued at amortized cost	$1,904,804,886
Receivable for investments sold	5,710,000
Receivable for Fund shares sold	3,942,699
Interest receivable	1,955,195
Due from Advisor	5,246
Other assets	91,252
Total assets	1,916,509,278
Liabilities
Cash overdraft	6,454,420
Payable for Fund shares redeemed	434,940
Distributions payable	6,183
Accrued management fee	15,814
Accrued Trustees' fees	19,760
Other accrued expenses and payables	290,768
Total liabilities	7,221,885
Net assets, at value	$1,909,287,393
Net Assets Consist of
Undistributed net investment income	213,517
Accumulated net realized gain (loss)	177,152
Paid-in capital	1,908,896,724
Net assets, at value	$1,909,287,393

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities as of October 31, 2013 (Unaudited) (continued)
Net Asset Value	Tax-Exempt Portfolio
Capital Assets Funds Shares Net Asset Value, offering and redemption price per share ($5,930,493 ÷ 5,928,553 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00
Davidson Cash Equivalent Shares Net Asset Value, offering and redemption price per share ($69,776,100 ÷ 69,753,283 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00
DWS Tax-Exempt Cash Institutional Shares Net Asset Value, offering and redemption price per share ($955,840,571 ÷ 955,528,006 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00
DWS Tax-Exempt Money Fund Net Asset Value, offering and redemption price per share ($262,720,231 ÷ 262,634,779 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00
DWS Tax-Free Money Fund Class S Net Asset Value, offering and redemption price per share ($100,092,607 ÷ 100,059,790 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00
Service Shares Net Asset Value, offering and redemption price per share ($54,731,946 ÷ 54,714,049 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00
Tax-Exempt Cash Managed Shares Net Asset Value, offering and redemption price per share ($121,596,420 ÷ 121,556,657 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00
Tax-Free Investment Class Net Asset Value, offering and redemption price per share ($338,599,025 ÷ 338,488,303 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00

The accompanying notes are an integral part of the financial statements.

Statement of Operations
for the six months ended October 31, 2013 (Unaudited)
Investment Income	Tax-Exempt Portfolio
Income: Interest	$1,452,073
Expenses: Management fee	639,783
Administration fee	970,444
Services to shareholders	560,912
Distribution and service fees	1,037,385
Custodian fee	13,741
Professional fees	61,769
Reports to shareholders	77,359
Registration fees	72,404
Trustees' fees and expenses	37,111
Other	51,304
Total expenses before expense reductions	3,522,212
Expense reductions	(2,169,613)
Total expenses after expense reductions	1,352,599
Net investment income	99,474
Net realized gain (loss) from investments	177,152
Net increase (decrease) in net assets resulting from operations	$276,626

The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets
	Tax-Exempt Portfolio
Increase (Decrease) in Net Assets	Six Months Ended October 31, 2013 (Unaudited)	Year Ended April 30, 2013
Operations: Net investment income	$99,474	$312,710
Net realized gain (loss)	177,152	119,059
Net increase in net assets resulting from operations	276,626	431,769
Distributions to shareholders from: Net investment income: Capital Assets Funds Shares	(431)	(2,578)
Davidson Cash Equivalent Shares	(3,856)	(16,635)
DWS Tax-Exempt Cash Institutional Shares	(51,041)	(347,411)
DWS Tax-Exempt Money Fund	(12,294)	(63,056)
DWS Tax-Free Money Fund Class S	(4,942)	(22,814)
Service Shares	(2,568)	(12,350)
Tax-Exempt Cash Managed Shares	(6,199)	(36,504)
Tax-Free Investment Class	(17,277)	(80,485)
Net realized gain: Capital Assets Funds Shares	—	(686)
Davidson Cash Equivalent Shares	—	(4,358)
DWS Tax-Exempt Cash Institutional Shares	—	(58,793)
DWS Tax-Exempt Money Fund	—	(15,872)
DWS Tax-Free Money Fund Class S	—	(5,799)
Service Shares	—	(2,541)
Tax-Exempt Cash Managed Shares	—	(9,837)
Tax-Free Investment Class	—	(21,062)
Total distributions	(98,608)	(700,781)
Fund share transactions: Proceeds from shares sold	1,956,055,048	3,574,503,665
Reinvestment of distributions	63,363	409,744
Cost of shares redeemed	(1,911,311,210)	(3,871,064,788)
Net increase (decrease) in net assets from Fund share transactions	44,807,201	(296,151,379)
Increase (decrease) in net assets	44,985,219	(296,420,391)
Net assets at beginning of period	1,864,302,174	2,160,722,565
Net assets at end of period (including undistributed net investment income of $213,517 and $212,651, respectively)	$1,909,287,393	$1,864,302,174

The accompanying notes are an integral part of the financial statements.

Financial Highlights
Tax-Exempt Portfolio DWS Tax-Free Money Fund Class S
Six Months Ended 10/31/13 (Unaudited)			Years Ended April 30,
			2013		2012		2011	2010		2009
Selected Per Share Data
Net asset value, beginning of period	$1.00		$1.00		$1.00		$1.00	$1.00		$1.00
Income (loss) from investment operations: Net investment income	.000	***	.000	***	.000	***	.001	.002		.015
Net realized gain (loss)	.000	***	.000	***	.000	***	.000 ***	.000	***	.000 ***
Total from investment operations	.000	***	.000	***	.000	***	.001	.002		.015
Less distributions from: Net investment income	(.000	)***	(.000	)***	(.000	)***	(.001)	(.002)		(.015)
Net realized gains	—		(.000	)***	—		—	(.000	)***	—
Total distributions	(.000	)***	(.000	)***	(.000	)***	(.001)	(.002)		(.015)
Net asset value, end of period	$1.00		$1.00		$1.00		$1.00	$1.00		$1.00
Total Return (%)	.01	a**	.03	a	.02	a	.12	.19		1.54
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	100		100		110		125	141		164
Ratio of expenses before expense reductions (%)	.26	*	.26		.25		.24	.27		.26
Ratio of expenses after expense reductions (%)	.14	*	.20		.22		.24	.27		.26
Ratio of net investment income (%)	.01	*	.01		.01		.12	.18		1.53
a Total return would have been lower had certain expenses not been reduced. * Annualized ** Not annualized *** Amount is less than $.0005.

Notes to Financial Statements (Unaudited)

A. Organization and Significant Accounting Policies

Cash Account Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end investment management company organized as a Massachusetts business trust.

The Trust offers three funds: Money Market Portfolio, Government & Agency Securities Portfolio and Tax-Exempt Portfolio. These financial statements report on Tax-Exempt Portfolio (the "Fund").

Tax-Exempt Portfolio offers eight classes of shares: Capital Assets Funds Shares, Davidson Cash Equivalent Shares, DWS Tax-Exempt Cash Institutional Shares, DWS Tax-Exempt Money Fund, DWS Tax-Free Money Fund Class S, Service Shares, Tax-Exempt Cash Managed Shares and Tax-Free Investment Class.

The financial highlights for all classes of shares, other than DWS Tax-Free Money Fund Class S, are provided separately and are available upon request.

The Fund's investment income, realized gains and losses, and certain Fund-level expenses and expense reductions, if any, are borne pro rata on the basis of relative net assets by the holders of all classes of shares of the Fund, except that each class bears certain expenses unique to that class such as distribution and service fees, services to shareholders and certain other class-specific expenses. Differences in class-level expenses may result in payment of different per share dividends by class. All shares of the Trust have equal rights with respect to voting subject to class-specific arrangements.

The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates. Actual results could differ from those estimates. The policies described below are followed consistently by the Fund in the preparation of its financial statements.

Security Valuation. Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Fund values all securities utilizing the amortized cost method permitted in accordance with Rule 2a-7 under the 1940 Act and certain conditions therein. Under this method, which does not take into account unrealized capital gains or losses on securities, an instrument is initially valued at its cost and thereafter assumes a constant accretion/amortization rate to maturity of any discount or premium. Securities held by the Fund are reflected as Level 2 because the securities are valued at amortized cost (which approximates fair value) and, accordingly, the inputs used to determine value are not quoted prices in an active market.

Disclosure about the classification of fair value measurements is included in a table following the Fund's Investment Portfolio.

Federal Income Taxes. The Fund's policy is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies and to distribute all of its taxable and tax-exempt income to its shareholders.

The Fund has reviewed the tax positions for the open tax years as of April 30, 2013 and has determined that no provision for income tax is required in the Fund's financial statements. The Fund's federal tax returns for the prior three fiscal years remain open subject to examination by the Internal Revenue Service.

Distribution of Income. Net investment income of the Fund is declared as a daily dividend and is distributed to shareholders monthly. The Fund may take into account capital gains and losses in its daily dividend declarations. The Fund may also make additional distributions for tax purposes if necessary.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Temporary book and tax basis differences will reverse in a subsequent period. There were no significant book-to-tax differences for the Fund.

The tax character of current year distributions will be determined at the end of the current fiscal year.

Expenses. Expenses of the Trust arising in connection with a specific Fund are allocated to that Fund. Other Trust expenses which cannot be directly attributed to a Fund are apportioned pro rata on the basis of relative net assets among the funds in the Trust based upon the relative net assets or other appropriate measures.

Contingencies. In the normal course of business, the Fund may enter into contracts with service providers that contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet been made. However, based on experience, the Fund expects the risk of loss to be remote.

Other. Investment transactions are accounted for on trade date. Interest income is recorded on the accrual basis. Realized gains and losses from investment transactions are recorded on an identified cost basis and may include proceeds from litigation. All discounts and premiums are accreted/amortized for both tax and financial reporting purposes.

B. Related Parties

Management Agreement. Under an Amended and Restated Investment Management Agreement with Deutsche Investment Management Americas Inc. ("DIMA" or the "Advisor"), an indirect, wholly owned subsidiary of Deutsche Bank AG, the Advisor directs the investments of the Fund in accordance with its investment objectives, policies and restrictions. The Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Fund.

The Fund pays a monthly management fee based on the combined average daily net assets of the three Funds of the Trust and allocated to the Fund based on its relative net assets, computed and accrued daily and payable monthly, at the following annual rates:
First $500 million of the Funds' combined average daily net assets	.120%
Next $500 million of such net assets	.100%
Next $1 billion of such net assets	.075%
Next $1 billion of such net assets	.060%
Over $3 billion of such net assets	.050%

For the period from May 1, 2013 through September 30, 2014, the Advisor has contractually agreed to waive its fees and/or reimburse certain operating expenses of the DWS Tax-Free Money Fund Class S to the extent necessary to maintain the operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest) at 0.48%.

The Advisor has agreed to voluntarily waive additional expenses. The voluntary waiver may be changed or terminated at any time without notice. Under these arrangements, the Advisor waived certain expenses on DWS Tax-Free Money Fund Class S shares.

Accordingly, for the six months ended October 31, 2013, the Advisor earned a management fee on the Tax-Exempt Portfolio aggregating $639,783, of which $618,196 was waived, resulting in an annualized effective rate of 0.002% of the Fund's average daily net assets.

In addition, the Advisor has also agreed to maintain expenses of certain other classes of the Trust. These rates are disclosed in the respective share classes' annual reports that are provided separately and are available upon request.

Administration Fee. Pursuant to an Administrative Services Agreement, DIMA provides most administrative services to the Fund. For all services provided under the Administrative Services Agreement, the Fund pays the Advisor an annual fee ("Administration Fee") of 0.10% of the Fund's average daily net assets, computed and accrued daily and payable monthly. For the six months ended October 31, 2013, the Administration Fee was as follows:
Fund	Administration Fee	Unpaid at October 31, 2013
Tax-Exempt Portfolio	$970,444	$162,633

Service Provider Fees. DWS Investments Service Company ("DISC"), an affiliate of the Advisor, is the transfer agent, dividend-paying agent and shareholder service agent for the Fund. Pursuant to a sub-transfer agency agreement between DISC and DST Systems, Inc. ("DST"), DISC has delegated certain transfer agent, dividend-paying agent and shareholder service agent functions to DST. DISC compensates DST out of the shareholder servicing fee it receives from the Fund. For the six months ended October 31, 2013, the amounts charged to the Fund by DISC were as follows:
Tax-Exempt Portfolio:	Total Aggregated	Waived	Unpaid at October 31, 2013
Capital Assets Funds Shares	$10,785	$10,618	$167
Davidson Cash Equivalent Shares	57,839	57,778	61
DWS Tax-Exempt Cash Institutional Shares	74,977	70,923	4,054
DWS Tax-Exempt Money Fund	41,417	41,417	—
DWS Tax-Free Money Fund Class S	29,876	29,759	117
Service Shares	64,227	64,227	—
Tax-Exempt Cash Managed Shares	37,203	36,404	799
Tax-Free Investment Class	201,794	201,683	111
	$518,118	$512,809	$5,309

For the six months ended October 31, 2013, the Advisor reimbursed the Fund $1,223 of sub-recordkeeping fees for DWS Tax-Exempt Money Fund class.

Distribution Service Agreement. Under the Distribution Service Agreement, in accordance with Rule 12b-1 under the 1940 Act, DWS Investments Distributors, Inc. ("DIDI"), an affiliate of the Advisor, receives a fee ("Distribution Fee"), calculated as a percentage of average daily net assets for the shares listed in the following table.

For the six months ended October 31, 2013, the Distribution Fee was as follows:
Tax-Exempt Portfolio:	Distribution Fee	Waived	Annualized Effective Rate	Contractual Rate (Up To)
Capital Assets Funds Shares	$14,236	$14,236	.00%	.33%
Davidson Cash Equivalent Shares	115,677	115,677	.00%	.30%
Service Shares	154,144	154,144	.00%	.60%
Tax-Free Investment Class	432,138	432,138	.00%	.25%
	$716,195	$716,195

In addition, DIDI provides information and administrative services for a fee ("Service Fee") for the shares listed in the following table. A portion of these fees may be paid pursuant to a Rule 12b-1 plan.

For the six months ended October 31, 2013, the Service Fee was as follows:
Tax-Exempt Portfolio:	Service Fee	Waived	Annualized Effective Rate	Contractual Rate (Up To)
Capital Assets Funds Shares	$10,785	$10,785	.00%	.25%
Davidson Cash Equivalent Shares	96,398	96,398	.00%	.25%
Tax-Exempt Cash Managed Shares	93,008	93,008	.00%	.15%
Tax-Free Investment Class	120,999	120,999	.00%	.07%
	$321,190	$321,190

Typesetting and Filing Service Fees. Under an agreement with DIMA, DIMA is compensated for providing typesetting and certain regulatory filing services to the Fund. For the six months ended October 31, 2013, the amount charged to the Fund by DIMA included in the Statement of Operations under "reports to shareholders" was as follows:
Fund	Total Aggregated	Unpaid at October 31, 2013
Tax-Exempt Portfolio	$43,547	$17,691

Trustees' Fees and Expenses. The Fund paid retainer fees to each Trustee not affiliated with the Advisor, plus specified amounts to the Board Chairperson and Vice Chairperson and to each committee Chairperson.

C. Concentration of Ownership

From time to time, the Fund may have a concentration of several shareholder accounts holding a significant percentage of shares outstanding. Investment activities of these shareholders could have a material impact on the Fund.

At October 31, 2013, three shareholder accounts held approximately 30%, 19% and 12% of the outstanding shares of the Fund.

D. Line of Credit

The Fund and other affiliated funds (the "Participants") share in a $375 million revolving credit facility provided by a syndication of banks. The Fund may borrow for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee which is allocated based on net assets, among each of the Participants. Interest is calculated at a rate per annum equal to the sum of the Federal Funds Rate plus 1.25 percent plus, if LIBOR exceeds the Federal Funds Rate, the amount of such excess. The Fund may borrow up to a maximum of 33 percent of its net assets under the agreement. The Fund had no outstanding loans at October 31, 2013.

E. Share Transactions

The following table summarizes share and dollar activity in the Fund:

Tax-Exempt Portfolio
	Six Months Ended October 31, 2013		Year Ended April 30, 2013
	Shares	Dollars	Shares	Dollars
Shares sold
Capital Assets Funds Shares	13,801,068	$13,801,068	33,780,270	$33,780,270
Davidson Cash Equivalent Shares	130,013,855	130,013,855	115,063,476	115,063,476
DWS Tax-Exempt Cash Institutional Shares	1,083,302,179	1,083,302,179	2,372,880,502	2,372,880,502
DWS Tax-Exempt Money Fund	149,406,947	149,406,947	251,306,829	251,306,829
DWS Tax-Free Money Fund Class S	32,332,345	32,332,345	28,082,317	28,082,317
Service Shares	66,756,033	66,756,033	138,095,905	138,095,905
Tax-Exempt Cash Managed Shares	244,889,983	244,889,983	238,693,476	238,693,476
Tax-Free Investment Class	235,518,370	235,518,370	396,600,890	396,600,890
Account Maintenance Fees	—	34,268	—	—
		$1,956,055,048		$3,574,503,665
Shares issued to shareholders in reinvestment of distributions
Capital Assets Funds Shares	431	$431	3,264	$3,264
Davidson Cash Equivalent Shares	3,620	3,620	20,992	20,992
DWS Tax-Exempt Cash Institutional Shares	20,474	20,474	163,290	163,290
DWS Tax-Exempt Money Fund	12,086	12,086	76,913	76,913
DWS Tax-Free Money Fund Class S	7,079	7,079	27,387	27,387
Service Shares	2,565	2,565	14,768	14,768
Tax-Exempt Cash Managed Shares	4	4	2,584	2,584
Tax-Free Investment Class	17,104	17,104	100,546	100,546
		$63,363		$409,744
Shares redeemed
Capital Assets Funds Shares	(17,929,827)	$(17,929,827)	(35,324,040)	$(35,324,040)
Davidson Cash Equivalent Shares	(130,642,176)	(130,642,176)	(106,210,991)	(106,210,991)
DWS Tax-Exempt Cash Institutional Shares	(1,098,032,303)	(1,098,032,303)	(2,508,359,723)	(2,508,359,723)
DWS Tax-Exempt Money Fund	(128,723,725)	(128,723,725)	(322,145,746)	(322,145,746)
DWS Tax-Free Money Fund Class S	(32,158,599)	(32,158,599)	(38,170,621)	(38,170,621)
Service Shares	(56,939,320)	(56,939,320)	(171,243,303)	(171,243,303)
Tax-Exempt Cash Managed Shares	(238,394,192)	(238,394,192)	(290,012,104)	(290,012,104)
Tax-Free Investment Class	(208,491,068)	(208,491,068)	(399,598,260)	(399,598,260)
		$(1,911,311,210)		$(3,871,064,788)
Net increase (decrease)
Capital Assets Funds Shares	(4,128,328)	$(4,128,328)	(1,540,506)	$(1,540,506)
Davidson Cash Equivalent Shares	(624,701)	(624,701)	8,873,477	8,873,477
DWS Tax-Exempt Cash Institutional Shares	(14,709,650)	(14,709,650)	(135,315,931)	(135,315,931)
DWS Tax-Exempt Money Fund	20,695,308	20,695,308	(70,762,004)	(70,762,004)
DWS Tax-Free Money Fund Class S	180,825	180,825	(10,060,917)	(10,060,917)
Service Shares	9,819,278	9,819,278	(33,132,630)	(33,132,630)
Tax-Exempt Cash Managed Shares	6,495,795	6,495,795	(51,316,044)	(51,316,044)
Tax-Free Investment Class	27,044,406	27,044,406	(2,896,824)	(2,896,824)
Account Maintenance Fees	—	34,268	—	—
		$44,807,201		$(296,151,379)

Information About Your Fund's Expenses

As an investor of the Fund, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Fund expenses. Examples of transaction costs include account maintenance fees, which are not shown in this section. The following tables are intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. In the most recent six-month period, the Fund limited these expenses; had it not done so, expenses would have been higher for DWS Tax-Free Money Fund Class S. The example in the table is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (May 1, 2013 to October 31, 2013).

The tables illustrate your Fund's expenses in two ways:

—Actual Fund Return. This helps you estimate the actual dollar amount of ongoing expenses (but not transaction costs) paid on a $1,000 investment in the Fund using the Fund's actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Expenses Paid per $1,000" line under the share class you hold.

— Hypothetical 5% Fund Return. This helps you to compare your Fund's ongoing expenses (but not transaction costs) with those of other mutual funds using the Fund's actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs. The "Expenses Paid per $1,000" line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expense of owning different funds. An account maintenance fee of $6.25 per quarter for DWS Tax-Free Money Fund Class S shares may apply for certain accounts whose balances do not meet the applicable minimum initial investment. This fee is not included in these tables. If it was, the estimate of expenses paid for DWS Tax-Free Money Fund Class S shares during the period would be higher, and account value during the period would be lower, by this amount.
Expenses and Value of a $1,000 Investment for the six months ended October 31, 2013 (Unaudited)
Actual Fund Return	DWS Tax-Free Money Fund Class S
Beginning Account Value 5/1/13	$1,000.00
Ending Account Value 10/31/13	$1,000.05
Expenses Paid per $1,000*	$.71
Hypothetical 5% Fund Return
Beginning Account Value 5/1/13	$1,000.00
Ending Account Value 10/31/13	$1,024.50
Expenses Paid per $1,000*	$.71
* Expenses are equal to the Fund's annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by 184 (the number of days in the most recent six-month period), then divided by 365.

Annualized Expense Ratio
DWS Tax-Free Money Fund Class S	.14%
For more information, please refer to the Fund's prospectus.
For an analysis of the fees associated with an investment in the Fund or similar funds, please refer to http://apps.finra.org/fundanalyzer/1/fa.aspx.

Other Information

Proxy Voting

The Fund's policies and procedures for voting proxies for portfolio securities and information about how the Fund voted proxies related to its portfolio securities during the 12-month period ended June 30 are available on our Web site — dws-investments.com (click on "proxy voting" at the bottom of the page) — or on the SEC's Web site — sec.gov. To obtain a written copy of the Fund's policies and procedures without charge, upon request, call us toll free at (800) 728-3337.

Portfolio Holdings

Following the Fund's fiscal first and third quarter-end, a complete portfolio holdings listing is filed with the SEC on Form N-Q. In addition, each month, information about the Fund and its portfolio holdings is filed with the SEC on Form N-MFP. The SEC delays the public availability of the information filed on Form N-MFP for 60 days after the end of the reporting period included in the filing. These forms will be available on the SEC's Web site at sec.gov, and they may also be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the SEC's Public Reference Room may be obtained by calling (800) SEC-0330. The Fund's portfolio holdings are also posted on dws-investments.com from time to time. Please see the Fund's current prospectus for more information.

Money Market Fund Reform

In June 2013, the SEC proposed money market fund reform intended to address perceived systemic risks associated with money market funds and to improve transparency for money market fund investors. The Financial Stability Oversight Council (FSOC), a board of U.S. regulators established by the Dodd-Frank Act, had also previously proposed similar recommendations for money market fund reform. If one or more of the SEC or FSOC proposals for money market fund reform were to be adopted in the future, such regulatory action may affect the fund's operations and/or return potential.

Advisory Agreement Board Considerations and Fee Evaluation

The Board of Trustees approved the renewal of Tax-Exempt Portfolio's investment management agreement (the "Agreement") with Deutsche Investment Management Americas Inc. ("DIMA") in September 2013.

In terms of the process that the Board followed prior to approving the Agreement, shareholders should know that:

— In September 2013, all but one of the Fund's Trustees were independent of DIMA and its affiliates.

— The Trustees met frequently during the past year to discuss fund matters and dedicated a substantial amount of time to contract review matters. Over the course of several months, the Board's Contract Committee, in coordination with the Board's Fixed Income and Asset Allocation Oversight Committee, reviewed comprehensive materials received from DIMA, independent third parties and independent counsel. These materials included an analysis of the Fund's performance, fees and expenses, and profitability compiled by a fee consultant retained by the Fund's Independent Trustees (the "Fee Consultant"). The Board also received extensive information throughout the year regarding performance of the Fund.

— The Independent Trustees regularly meet privately with their independent counsel to discuss contract review and other matters. In addition, the Independent Trustees were also advised by the Fee Consultant in the course of their review of the Fund's contractual arrangements and considered a comprehensive report prepared by the Fee Consultant in connection with their deliberations.

— In connection with reviewing the Agreement, the Board also reviewed the terms of the Fund's Rule 12b-1 plan, distribution agreement, administrative services agreement, transfer agency agreement and other material service agreements.

— Based on its evaluation of the information provided, the Contract Committee presented its findings and recommendations to the Board. The Board then reviewed the Contract Committee's findings and recommendations.

In connection with the contract review process, the Contract Committee and the Board considered the factors discussed below, among others. The Board also considered that DIMA and its predecessors have managed the Fund since its inception, and the Board believes that a long-term relationship with a capable, conscientious advisor is in the best interests of the Fund. The Board considered, generally, that shareholders chose to invest or remain invested in the Fund knowing that DIMA managed the Fund, and that the Agreement was approved by the Fund's shareholders. DIMA is part of Deutsche Bank AG, a major global banking institution that is engaged in a wide range of financial services. The Board believes that there are advantages to being part of a global asset management business that offers a wide range of investing expertise and resources, including hundreds of portfolio managers and analysts with research capabilities in many countries throughout the world.

As part of the contract review process, the Board carefully considered the fees and expenses of each DWS fund overseen by the Board in light of the fund's performance. In many cases, this led to a negotiation with DIMA of lower expense caps as part of the 2012 and 2013 contract review processes than had previously been in place. As part of these negotiations, the Board indicated that it would consider relaxing these new lower caps in future years following sustained improvements in performance, among other considerations.

In June 2012, Deutsche Bank AG ("DB"), DIMA's parent company, announced that DB would combine its Asset Management (of which DIMA was a part) and Wealth Management divisions. DB has advised the Independent Trustees that the U.S. asset management business is a critical and integral part of DB, and that it has, and will continue to, reinvest a significant portion of the substantial savings it expects to realize by combining its Asset Management and Wealth Management divisions into the new Asset and Wealth Management ("AWM") division, including ongoing enhancements to its investment capabilities. DB also has confirmed its commitment to maintaining strong legal and compliance groups within the AWM division.

While shareholders may focus primarily on fund performance and fees, the Fund's Board considers these and many other factors, including the quality and integrity of DIMA's personnel and such other issues as back-office operations, fund valuations, and compliance policies and procedures.

Nature, Quality and Extent of Services. The Board considered the terms of the Agreement, including the scope of advisory services provided under the Agreement. The Board noted that, under the Agreement, DIMA provides portfolio management services to the Fund and that, pursuant to a separate administrative services agreement, DIMA provides administrative services to the Fund. The Board considered the experience and skills of senior management and investment personnel, the resources made available to such personnel, the ability of DIMA to attract and retain high-quality personnel, and the organizational depth and stability of DIMA. The Board reviewed the Fund's performance over short-term and long-term periods and compared those returns to various agreed-upon performance measures, including a peer universe compiled by the Fee Consultant using information supplied by iMoneyNet, an independent fund data service. The Board also noted that it has put into place a process of identifying "Focus Funds" (e.g., funds performing poorly relative to their benchmark or a peer universe compiled by an independent fund data service), and receives more frequent reporting and information from DIMA regarding such funds, along with DIMA's remedial plans to address underperformance. The Board believes this process is an effective manner of identifying and addressing underperforming funds. Based on the information provided, the Board noted that for the one- and three-year periods ended December 31, 2012, the Fund's gross performance (DWS Tax-Exempt Cash Institutional Shares) was in the 2nd quartile of the applicable iMoneyNet universe (the 1st quartile being the best performers and the 4th quartile being the worst performers).

Fees and Expenses. The Board considered the Fund's investment management fee schedule, operating expenses and total expense ratios, and comparative information provided by Lipper Inc. ("Lipper") and the Fee Consultant regarding investment management fee rates paid to other investment advisors by similar funds (1st quartile being the most favorable and 4th quartile being the least favorable). With respect to management fees paid to other investment advisors by similar funds, the Board noted that the contractual fee rates paid by the Fund, which include a 0.10% fee paid to DIMA under the Fund's administrative services agreement, were lower than the median (1st quartile) of the applicable Lipper peer group (based on Lipper data provided as of December 31, 2012). Based on Lipper data provided as of December 31, 2012, the Board noted that the Fund's total (net) operating expenses were equal to or lower than the median of the applicable Lipper expense universe for Capital Assets Funds Shares (2nd quartile), Davidson Cash Equivalent Shares (2nd quartile), Tax-Exempt Cash Managed Shares (2nd quartile), Tax-Free Investment Class shares (2nd quartile), Service Shares (2nd quartile), DWS Tax-Exempt Cash Institutional Shares (2nd quartile) and DWS Tax Exempt Money Fund shares (2nd quartile) and higher than the median of the applicable Lipper expense universe for DWS Tax-Free Money Fund Class S shares (4th quartile). The Board considered the Fund's management fee rate as compared to fees charged by DIMA to comparable funds and considered differences between the Fund and the comparable funds. The Board also considered how the Fund's total (net) operating expenses compared to the total (net) operating expenses of a more customized peer group selected by Lipper (based on such factors as asset size). The Board noted the expense limitations agreed to by DIMA. The Board also noted the significant voluntary fee waivers implemented by DIMA to ensure the Fund maintained a positive yield.

The information considered by the Board as part of its review of management fees included information regarding fees charged by DIMA and its affiliates to similar institutional accounts and to similar funds offered primarily to European investors ("DWS Europe funds"), in each case as applicable. The Board observed that advisory fee rates for institutional accounts generally were lower than the management fees charged by similarly managed DWS U.S. mutual funds ("DWS Funds"), but also took note of the differences in services provided to DWS Funds as compared to institutional accounts. In the case of DWS Europe funds, the Board observed that fee rates for DWS Europe funds generally were higher than for similarly managed DWS Funds, but noted that differences in the types of services provided to DWS Funds relative to DWS Europe funds made it difficult to compare such fees.

On the basis of the information provided, the Board concluded that management fees were reasonable and appropriate in light of the nature, quality and extent of services provided by DIMA.

Profitability. The Board reviewed detailed information regarding revenues received by DIMA under the Agreement. The Board considered the estimated costs and pre-tax profits realized by DIMA from advising the DWS Funds, as well as estimates of the pre-tax profits attributable to managing the Fund in particular. The Board also received information regarding the estimated enterprise-wide profitability of DWS and its affiliates with respect to all fund services in totality and by fund. The Board and the Fee Consultant reviewed DIMA's methodology in allocating its costs to the management of the Fund. Based on the information provided, the Board concluded that the pre-tax profits realized by DIMA in connection with the management of the Fund were not unreasonable. The Board also reviewed information regarding the profitability of certain similar investment management firms. The Board noted that while information regarding the profitability of such firms is limited (and in some cases is not necessarily prepared on a comparable basis), DIMA and its affiliates' overall profitability with respect to the DWS fund complex (after taking into account distribution and other services provided to the funds by DIMA and its affiliates) was lower than the overall profitability levels of many comparable firms for which such data was available.

Economies of Scale. The Board considered whether there are economies of scale with respect to the management of the Fund and whether the Fund benefits from any economies of scale. The Board noted that the Fund's management fee schedule includes fee breakpoints. The Board concluded that the Fund's fee schedule represents an appropriate sharing between the Fund and DIMA of such economies of scale as may exist in the management of the Fund at current asset levels.

Other Benefits to DIMA and Its Affiliates. The Board also considered the character and amount of other incidental benefits received by DIMA and its affiliates, including any fees received by DIMA for administrative services provided to the Fund and any fees received by an affiliate of DIMA for distribution services. The Board also considered benefits to DIMA related to brokerage and soft-dollar allocations, including allocating brokerage to pay for research generated by parties other than the executing broker dealers, which pertain primarily to funds investing in equity securities, along with the incidental public relations benefits to DIMA related to DWS Funds advertising and cross-selling opportunities among DIMA products and services. The Board concluded that management fees were reasonable in light of these fallout benefits.

Compliance. The Board considered the significant attention and resources dedicated by DIMA to documenting and enhancing its compliance processes in recent years. The Board noted in particular (i) the experience and seniority of both DIMA's chief compliance officer and the Fund's chief compliance officer; (ii) the large number of DIMA compliance personnel; and (iii) the substantial commitment of resources by DIMA and its affiliates to compliance matters.

Based on all of the information considered and the conclusions reached, the Board unanimously determined that the continuation of the Agreement is in the best interests of the Fund. In making this determination, the Board did not give particular weight to any single factor identified above. The Board considered these factors over the course of numerous meetings, certain of which were in executive session with only the Independent Trustees and their independent counsel present. It is possible that individual Trustees may have weighed these factors differently in reaching their individual decisions to approve the continuation of the Agreement.

Privacy Statement
FACTS	What Does Deutsche Asset & Wealth Management Do With Your Personal Information?
Why?
Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share and protect your personal information. Please read this notice carefully to understand what we do.

What?
The types of personal information we collect and share can include:
— Social Security number
— Account balances
— Purchase and transaction history
— Bank account information
— Contact information such as mailing address, e-mail address and telephone number

How?
All financial companies need to share customers' personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers' personal information, the reasons Deutsche Asset & Wealth Management chooses to share and whether you can limit this sharing.

Reasons we can share your personal information	Does Deutsche Asset & Wealth Management share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders or legal investigations	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We do not share
For our affiliates' everyday business purposes — information about your transactions and experiences	No	We do not share
For our affiliates' everyday business purposes — information about your creditworthiness	No	We do not share
For non-affiliates to market to you	No	We do not share
Questions?	Call (800) 728-3337 or e-mail us at service@dws.com

Who we are
Who is providing this notice?	DWS Investments Distributors, Inc.; Deutsche Investment Management Americas Inc.; DeAM Investor Services, Inc.; DWS Trust Company; the DWS Funds
What we do
How does Deutsche Asset & Wealth Management protect my personal information?
To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

How does Deutsche Asset & Wealth Management collect my personal information?
We collect your personal information, for example. When you:
— open an account
— give us your contact information
— provide bank account information for ACH or wire transactions
— tell us where to send money
— seek advice about your investments

Why can't I limit all sharing?
Federal law gives you the right to limit only
— sharing for affiliates' everyday business purposes — information about your creditworthiness
— affiliates from using your information to market to you
— sharing for non-affiliates to market to you
State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates
Companies related by common ownership or control. They can be financial or non-financial companies. Our affiliates include financial companies with the DWS or Deutsche Bank ("DB") name, such as DB AG Frankfurt and DB Alex Brown.

Non-affiliates
Companies not related by common ownership or control. They can be financial and non-financial companies.
Non-affiliates we share with include account service providers, service quality monitoring services, mailing service providers and verification services to help in the fight against money laundering and fraud.

Joint marketing	A formal agreement between non-affiliated financial companies that together market financial products or services to you. Deutsche Asset & Wealth Management does not jointly market.
Rev. 09/2013

Notes

Notes

Notes

Notes

Deutsche Asset
& Wealth Management

222 South Riverside Plaza
Chicago, IL 60606-5808

**DTFMF-3**
(R-033439-1 12/13)

October 31, 2013

Semiannual Report

to Shareholders

Tax-Free Investment Class

Tax-Exempt Portfolio

Contents
3 Portfolio Summary
4 Investment Portfolio
14 Statement of Assets and Liabilities
16 Statement of Operations
17 Statement of Changes in Net Assets
18 Financial Highlights
19 Notes to Financial Statements
27 Information About Your Fund's Expenses
29 Other Information
30 Advisory Agreement Board Considerations and Fee Evaluation
35 Privacy Statement

This report must be preceded or accompanied by a prospectus. To obtain a summary prospectus, if available, or prospectus for any of our funds, visit dws-investments.com. We advise you to consider the fund's objectives, risks, charges and expenses carefully before investing. The summary prospectus and prospectus contain this and other important information about the fund. Please read the prospectus carefully before you invest.

An investment in this fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or by any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund. The share price of money market funds can fall below the $1.00 share price. You should not rely on or expect the Advisor to enter into support agreements or take other actions to maintain the fund's $1.00 share price. The credit quality of the fund's holdings can change rapidly in certain markets, and the default of a single holding could have an adverse impact on the fund's share price. The fund's share price can also be negatively affected during periods of high redemption pressures and/or illiquid markets. The actions of a few large investors in one class of shares of the fund may have a significant adverse effect on the share prices of all classes of shares of the fund. See the prospectus for specific details regarding the fund's risk profile.

Deutsche Asset & Wealth Management represents the asset management and wealth management activities conducted by Deutsche Bank AG or any of its subsidiaries, including the Advisor and DWS Investments Distributors, Inc.

NOT FDIC/NCUA INSURED NO BANK GUARANTEE MAY LOSE VALUE NOT A DEPOSIT NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY

Portfolio Summary (Unaudited)

Investment Portfolio as of October 31, 2013 (Unaudited)

Tax-Exempt Portfolio
	Principal Amount ($)	Value ($)

Municipal Bonds and Notes 99.8%
Alabama 0.5%
Tuscaloosa County, AL, Industrial Development Authority, Gulf Opportunity Zone, Hunt Refining Project, Series C, 0.1%*, 12/1/2027, LOC: Bank of Nova Scotia	10,000,000	10,000,000
Alaska 2.6%
Anchorage, AK:
0.15%, 3/6/2014	25,000,000	25,000,000
0.18%, 2/27/2014	25,000,000	25,000,000
		50,000,000
Arizona 0.5%
Arizona, Salt River Pima-Maricopa, Indian Community, 0.09%*, 10/1/2026	9,780,000	9,780,000
California 14.0%
California, Bay Area Toll Authority, Toll Bridge Revenue, San Francisco Bay Area, Series D-2, 0.06%*, 4/1/2047, LOC: JPMorgan Chase Bank NA	15,550,000	15,550,000
California, BB&T Municipal Trust, Series 2023, 144A, 0.1%*, 1/1/2024, INS: NATL, LIQ: Branch Banking & Trust, LOC: Branch Banking & Trust	26,885,000	26,885,000
California, Nuveen Dividend Advantage Municipal Fund, Series 1-1362, 144A, AMT, 0.26%*, 6/1/2041, LIQ: Morgan Stanley Bank	5,000,000	5,000,000
California, Nuveen Dividend Advantage Municipal Fund 2, 144A, AMT, 0.18%*, 8/3/2043, LIQ: Royal Bank of Canada	15,000,000	15,000,000
California, Nuveen Dividend Advantage Municipal Fund 3, Series 1-1600, 144A, AMT, 0.17%*, 9/1/2043, LIQ: Barclays Bank PLC	13,800,000	13,800,000
California, State Department of Water Resources, Supply Revenue, Series M, 5.0%, 5/1/2014	7,500,000	7,678,380
California, State General Obligation:
0.12%, 11/19/2013	22,750,000	22,750,000
Prerefunded 4/1/2014 @ 100, 5.0%, 4/1/2031, INS: AMBAC	10,325,000	10,529,373
Prerefunded 4/1/2014 @ 100, 5.25%, 4/1/2034	6,035,000	6,160,693
California, State Revenue Notes:
Series A-1, 2.0%, 5/28/2014	24,500,000	24,749,503
Series A-2, 2.0%, 6/23/2014	33,000,000	33,373,694
California, Wells Fargo Stage Trust, Series 74C, 144A, 0.09%*, Mandatory Put 11/14/2013 @ 100, 11/15/2040, GTY: Wells Fargo Bank NA, LIQ: Wells Fargo Bank NA	5,810,000	5,810,000
Los Angeles County, CA, 0.12%, 12/18/2013	10,000,000	10,000,000
San Bernardino County, CA, Tax And Revenue Anticipation Notes, Series A, 2.0%, 6/30/2014	40,000,000	40,479,616
San Francisco City & County, CA, Airports Commission, Series 36A, 0.09%*, 5/1/2026, LOC: U.S. Bank NA	19,270,000	19,270,000
San Jose, CA, Redevelopment Agency, 0.18%, 12/10/2013	10,400,000	10,400,000
		267,436,259
Delaware 0.2%
Delaware, State Economic Development Authority Revenue, YMCA Delaware Project, 0.08%*, 5/1/2036, LOC: PNC Bank NA	4,785,000	4,785,000
District of Columbia 0.9%
District of Columbia, Metropolitan Washington Airport Authority Systems Revenue, Series C-1, 144A, AMT, 0.07%*, 10/1/2033, LOC: Barclays Bank PLC	2,935,000	2,935,000
District of Columbia, Wells Fargo Stage Trust, Series 57C, 144A, AMT, 0.25%*, Mandatory Put 12/26/2013 @ 100, 10/1/2032, GTY: Wells Fargo Bank NA, LIQ: Wells Fargo Bank NA	13,965,000	13,965,000
		16,900,000
Florida 5.1%
Florida, Capital Trust Agency Housing Revenue, Atlantic Housing Foundation, Series A, 0.08%*, 7/15/2024, LIQ: Fannie Mae	19,000,000	19,000,000
Florida, North Broward Hospital District, Series A, 0.07%*, 1/15/2031, LOC: TD Bank NA	15,155,000	15,155,000
Hillsborough County, FL:
0.09%, 12/5/2013	22,139,000	22,139,000
0.11%, 2/6/2014	22,000,000	22,000,000
Lee County, FL, Industrial Development Authority, Improvement Hope Hospice Project, 0.11%*, 10/1/2027, LOC: Northern Trust Co.	18,900,000	18,900,000
		97,194,000
Georgia 0.3%
Burke County, GA, Development Authority Revenue, Georgia Power Co. Plant, 144A, 0.09%*, 5/1/2022	5,555,000	5,555,000
Hawaii 0.5%
Hawaii, Wells Fargo State Trust, Series 6C, 144A, 0.09%*, Mandatory Put 11/14/2013 @ 100, 7/1/2040, GTY: Wells Fargo Bank NA, LIQ: Wells Fargo Bank NA	8,820,000	8,820,000
Idaho 3.9%
Idaho, State Tax Anticipation Notes, 2.0%, 6/30/2014	73,000,000	73,870,467
Illinois 5.4%
Illinois, Educational Facilities Authority Revenue:
0.11%, 11/6/2013	30,000,000	30,000,000
0.13%, 2/6/2014	25,000,000	25,000,000
Illinois, Educational Facilities Authority Revenue, University of Chicago, Series B-3, 0.23%*, Mandatory Put 3/13/2014 @ 100, 7/1/2036	10,000,000	10,000,000
Illinois, Finance Authority Revenue, 0.12%, 1/16/2014	25,040,000	25,040,000
Illinois, State Development Finance Authority, Chicago Symphony Orchestra Project, 0.08%*, 12/1/2033, LOC: PNC Bank NA	12,500,000	12,500,000
		102,540,000
Indiana 0.8%
Indiana, IPS Multi-School Building Corp., Series R-885WF, 144A, 0.15%*, 1/15/2025, INS: AGMC, GTY: Wells Fargo & Co., LIQ: Wells Fargo & Co.	2,100,000	2,100,000
Indiana, State Finance Authority, Hospital Revenue, Indiana University Health, Series D, 0.08%*, 3/1/2033, LOC: Northern Trust Co.	6,115,000	6,115,000
Indiana, Wells Fargo State Trust, Series 100C, 144A, 0.09%*, 8/1/2021, GTY: Wells Fargo Bank NA, LIQ: Wells Fargo Bank NA	7,495,000	7,495,000
		15,710,000
Iowa 0.4%
Iowa, State Finance Authority, Wellness Facilities Revenue, Community Marshalltown Project, 0.11%*, 1/1/2031, LOC: Northern Trust Co.	7,015,000	7,015,000
Kansas 2.0%
Kansas, State Development Finance Authority, Multi-Family Revenue, Oak Ridge Park II Project, Series X, AMT, 0.15%*, 12/1/2036, LOC: U.S. Bank NA	3,650,000	3,650,000
Olathe, KS, Health Facilities Revenue, Olathe Medical Center, Inc., 144A, 0.09%*, 9/1/2032, LOC: Bank of America NA	21,820,000	21,820,000
Olathe, KS, Temporary Notes, Series A, 2.0%, 7/1/2014	11,655,000	11,793,890
		37,263,890
Kentucky 3.5%
Kentucky, State Economic Development Finance Authority, Catholic Health Initiatives:
Series B, 0.18%**, 2/1/2046	10,680,000	10,680,000
Series B-2, 0.18%**, 2/1/2046	12,000,000	12,000,000
Series B-3, 0.18%**, 2/1/2046	12,415,000	12,415,000
Louisville & Jefferson County, KY, Regional Airport Authority, UPS Worldwide Forwarding, Series A, AMT, 0.1%*, 1/1/2029	31,400,000	31,400,000
		66,495,000
Maine 0.2%
Maine, State Housing Authority, Mortgage Revenue, Series B, AMT, 0.08%*, 11/15/2036, SPA: State Street Bank & Trust Co.	4,600,000	4,600,000
Maryland 2.9%
Maryland, State Health & Higher Educational Facilities Authority Revenue, Pooled Loan Program, Series D, 144A, 0.13%*, 1/1/2029, LOC: Bank of America NA	10,675,000	10,675,000
Montgomery County, MD:
0.11%, 11/25/2013	27,000,000	27,000,000
0.12%, 11/18/2013	17,000,000	17,000,000
		54,675,000
Massachusetts 0.9%
Massachusetts, JPMorgan Chase Putters/Drivers Trust, Various States, Series 4320, 144A, 0.09%*, 5/31/2016, LIQ: JPMorgan Chase Bank NA	17,600,000	17,600,000
Michigan 5.4%
Michigan, RBC Municipal Products, Inc. Trust:
Series L-27, 144A, AMT, 0.12%*, 3/1/2031, LIQ: Royal Bank of Canada, LOC: Royal Bank of Canada	40,000,000	40,000,000
Series L-25, 144A, AMT, 0.12%*, 9/1/2033, LIQ: Royal Bank of Canada, LOC: Royal Bank of Canada	30,245,000	30,245,000
Michigan, State Hospital Finance Authority Revenue, Ascension Health Senior Credit Group:
Series F-6, 0.14%**, 11/15/2047	8,650,000	8,650,000
Series F-8, 0.14%**, 11/15/2047	7,100,000	7,100,000
Michigan, State Hospital Finance Authority, Ascension Health Senior Credit Group, Series F-7, 0.14%**, 11/15/2047	7,385,000	7,385,000
Michigan, State Strategic Fund Ltd., Obligation Revenue, Consumers Energy Co., 0.08%*, 4/15/2018, LOC: JPMorgan Chase Bank NA	10,000,000	10,000,000
		103,380,000
Minnesota 1.3%
Cohasset, MN, State Power & Light Co. Project, Series A, 0.13%*, 6/1/2020, LOC: JPMorgan Chase Bank NA	24,630,000	24,630,000
Mississippi 2.3%
Jackson County, MS, Water Systems, 0.15%*, 11/1/2024	3,000,000	3,000,000
Mississippi, Redstone Partners Floaters/Residuals Trust, Series C, 144A, AMT, 0.24%*, 12/1/2047, LOC: Mizuho Corporate Bank	9,185,000	9,185,000
Mississippi, State Business Finance Commission, Gulf Opportunity Zone, Chevron U.S.A., Inc., Series E, 0.07%*, 12/1/2030, GTY: Chevron Corp.	32,050,000	32,050,000
		44,235,000
Missouri 2.2%
Missouri, University of Curators, 0.11%, 11/5/2013	25,000,000	25,000,000
North Kansas City, MO, Hospital Revenue, 0.09%*, 11/1/2033, LOC: Bank of America NA	17,900,000	17,900,000
		42,900,000
New Jersey 0.4%
New Jersey, State Economic Development Authority, Cigarette Tax, Prerefunded 6/15/2014 @ 100, 5.75%, 6/15/2029	8,000,000	8,277,450
New Mexico 0.5%
New Mexico, Eclipse Funding Trust, Solar Eclipse, Finance Authority Revenue, Series 2006-0034, 144A, 0.08%*, 12/15/2013, LIQ: U.S. Bank NA, LOC: U.S. Bank NA	10,160,000	10,160,000
New York 7.0%
BlackRock New York Municipal Income Quality Trust, Series W-7-40, 144A, AMT, 0.18%*, 10/1/2041, LIQ: Barclays Bank PLC	5,000,000	5,000,000
BlackRock New York Municipal Intermediate Duration Fund, Inc., Series W-7-296, 144A, AMT, 0.18%*, 10/1/2041, LIQ: Barclays Bank PLC	13,500,000	13,500,000
Monroe County, NY, Industrial Development Corp. Revenue, St. Ann's Nursing Home, 0.1%*, 12/1/2040, LOC: HSBC Bank U.S.A. NA	4,200,000	4,200,000
New York, Metropolitan Transportation Authority, Dedicated Tax Fund, Series A-1, 0.08%*, 11/1/2031, LOC: Morgan Stanley Bank	29,205,000	29,205,000
New York, State Energy Research & Development Authority Facilties Revenue, Consolidated Edison Co., Inc. Project, Series A-3, AMT, 0.08%*, 6/1/2036, LOC: Scotiabank	2,350,000	2,350,000
New York, State Power Authority, 0.15%*, Mandatory Put 3/13/2014 @ 100, 3/1/2020, LIQ: Bank of Nova Scotia	15,000,000	15,000,000
New York, Wells Fargo Stage Trust, Series 4C, 144A, 0.19%*, Mandatory Put 12/19/2013 @ 100, 9/1/2040, LIQ: Wells Fargo Bank NA	16,985,000	16,985,000
New York City, NY, Health & Hospital Corp., Health Systems, Series D, 144A, 0.09%*, 2/15/2026, LOC: JPMorgan Chase Bank NA	2,630,000	2,630,000
New York City, NY, Housing Development Corp., Multi-Family Mortgage Revenue, Series C, 0.2%, Mandatory Put 6/27/2014 @ 100, 11/1/2045	5,850,000	5,850,000
New York City, NY, Transitional Finance Authority Revenue, Future Tax Secured, Series A-1, 144A, 0.07%*, 11/15/2028, SPA: TD Bank NA	9,290,000	9,290,000
New York, NY, General Obligation:
Series E, 0.08%*, 8/1/2034, LOC: Bank of America NA	14,195,000	14,195,000
Series B2, 0.1%*, 8/15/2023, SPA: Landesbank Hessen-Thuringen	2,900,000	2,900,000
Suffolk County, NY, Industrial Development Agency, St. Anthony's High School, The St. Francis Monastery, 0.06%*, 12/1/2036, LOC: Sovereign Bank NA	12,370,000	12,370,000
		133,475,000
North Carolina 1.3%
North Carolina, BB&T Municipal Trust:
Series 1008, 144A, 0.18%*, 3/1/2024, LIQ: Branch Banking & Trust, LOC: Branch Banking & Trust	5,515,000	5,515,000
Series 1009, 144A, 0.18%*, 6/1/2024, LIQ: Branch Banking & Trust, LOC: Branch Banking & Trust	15,375,000	15,375,000
North Carolina, State Capital Educational Facilities Finance Agency Revenue, High Point University Project, 0.09%*, 12/1/2028, LOC: Branch Banking & Trust	3,830,000	3,830,000
		24,720,000
Ohio 3.6%
Franklin County, OH, Healthcare Facilities Revenue, State Presbyterian Services, Series A, 0.07%*, 7/1/2036, LOC: PNC Bank NA	18,250,000	18,250,000
Ohio, Nuveen Quality Income Municipal Fund, Series 1-1480, 144A, AMT, 0.17%*, 9/1/2043, LIQ: Royal Bank of Canada	15,000,000	15,000,000
Ohio, Puttable Floating Option Tax-Exempt Receipts, Series 808, 144A, AMT, 0.33%*, 12/1/2041, GTY: Bank of America NA, INS: AMBAC	30,000,000	30,000,000
Ohio, State Air Quality Development Authority, State Valley Electric Corp., Series A, 0.07%*, 2/1/2026, LOC: Bank of Nova Scotia	4,650,000	4,650,000
		67,900,000
Other Territories 6.6%
BB&T Municipal Trust, Series 5000, 144A, 0.18%*, 10/1/2028, LIQ: Rabobank Nederland, LOC: Rabobank International	6,470,000	6,470,000
BlackRock Muni Holdings Investment Quality Fund, Series W-7-2746, 144A, AMT, 0.29%*, 7/1/2041, LIQ: Bank of America NA	28,100,000	28,100,000
BlackRock Municipal Bond Investment Trust, Series W-7-178, 144A, AMT, 0.18%*, 10/1/2041, LIQ: Barclays Bank PLC	9,300,000	9,300,000
Eagle Tax- Exempt Trust, 144A, AMT, 0.13%*, 4/15/2049, LIQ: Federal Home Loan Bank	14,260,000	14,260,000
Federal Home Loan Mortgage Corp., MultiFamily Variable Rate Certificates, "A", Series MO27, 0.09%*, 10/15/2029	16,300,000	16,300,000
Nuveen Premier Income Municipal Fund 2, Inc., Series 1-4895, 144A, AMT, 0.18%*, 5/1/2041, LIQ: Barclays Bank PLC	52,000,000	52,000,000
		126,430,000
Pennsylvania 2.6%
Pennsylvania, State Economic Development Financing Authority, IESI PA Corp., 0.12%*, 11/1/2028, GTY: IESI Corp., LOC: Bank of America NA	34,000,000	34,000,000
Pittsburgh, PA, Water & Sewer Authority Systems Revenue, Series B2, 0.07%*, 9/1/2039, LOC: PNC Bank NA	14,700,000	14,700,000
		48,700,000
Puerto Rico 7.5%
Puerto Rico, JPMorgan Chase Putters/Drivers Trust Various States, Series 4362, 144A, AMT, 0.23%**, 11/15/2013, LIQ: JPMorgan Chase Bank NA	20,000,000	20,000,000
Puerto Rico, RBC Municipal Products, Inc. Trust, Series E-46, 144A, 0.18%**, Mandatory Put 12/2/2013 @ 100, 9/1/2015, LIQ: Royal Bank of Canada, LOC: Royal Bank of Canada	40,000,000	40,000,000
Puerto Rico, RIB Floater Trust:
Series 18WE, 144A, 0.13%*, 12/1/2013, LOC: Barclays Bank PLC	15,000,000	15,000,000
Series 8WE, 144A, 0.13%*, 9/30/2014, LOC: Barclays Bank PLC	68,900,000	68,900,000
		143,900,000
Tennessee 4.9%
Johnson City, TN, Health & Educational Facilities Board, Hospital Revenue, Mountain States Health Alliance, Series A, 0.07%*, 8/15/2043, LOC: U.S. Bank NA	4,075,000	4,075,000
Metropolitan Government Nashville & Davidson County, TN, Health & Educational Facilities Board, Vanderbilt University, 0.17%, 4/3/2014	12,000,000	12,000,000
Tennessee, Tennergy Corp., Gas Revenue, Stars Certificates, Series 2006-001, 144A, 0.13%*, 5/1/2016, LOC: BNP Paribas	77,900,000	77,900,000
		93,975,000
Texas 6.2%
Houston, TX, 0.12%, 12/10/2013	1,500,000	1,500,000
Lamar, TX, Consolidated Independent School District, Series R-12266, 144A, 0.11%*, 8/1/2015, SPA: Citibank NA	20,485,000	20,485,000
North Texas, Tollway Authority Revenue, 0.12%, 12/9/2013	16,000,000	16,000,000
Texas, Dallas Performing Arts Cultural Facilities Corp., Dallas Arts Center Foundation Project, Series A, 0.15%, 9/1/2041, LOC: Bank of America NA	9,170,000	9,170,000
Texas, Lower Neches Valley Authority, Pollution Control Revenue, Chevron U.S.A., Inc. Project, 0.14%*, 2/15/2017	11,660,000	11,660,000
Texas, State Transportation Revenue, 2.0%, 8/28/2014	35,000,000	35,516,518
University of Texas, System Revenue, 0.11%, 12/4/2013	23,268,000	23,268,000
		117,599,518
Virginia 0.9%
Virginia, Nuveen Premium Income Municipal Fund, 144A, AMT, 0.18%*, 8/3/2043, LIQ: Toronto-Dominion Bank	15,000,000	15,000,000
Virginia, State Public School Authority, School Financing 1997, Series A, 5.0%, 8/1/2014	1,900,000	1,968,302
		16,968,302
Washington 1.5%
Washington, State Economic Development Finance Authority, Solid Waste Disposal Revenue, Waste Management, Inc. Project, Series D, AMT, 0.11%*, 7/1/2030, LOC: JPMorgan Chase Bank NA	20,000,000	20,000,000
Washington, State Higher Education Facilities Authority Revenue, Seattle University Project, Series A, 0.08%*, 5/1/2028, LOC: U.S. Bank NA	7,780,000	7,780,000
		27,780,000
Wisconsin 1.0%
Wisconsin, State Health & Educational Facilities Authority Revenue, Ascension Health Alliance Senor Credit Group, Series B, 0.14%**, 11/15/2043	19,535,000	19,535,000

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $1,904,804,886)†	99.8	1,904,804,886
Other Assets and Liabilities, Net	0.2	4,482,507
Net Assets	100.0	1,909,287,393

* Variable rate demand notes and variable rate demand preferred shares are securities whose interest rates are reset periodically at market levels. These securities are payable on demand and are shown at their current rates as of October 31, 2013.

** Floating rate securities' yields vary with a designated market index or market rate, such as the coupon-equivalent of the U.S. Treasury Bill rate. These securities are shown at their current rate as of October 31, 2013.

† The cost for federal income tax purposes was $1,904,804,886.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

AGMC: Assured Guaranty Municipal Corp.

AMBAC: Ambac Financial Group, Inc.

AMT: Subject to alternative minimum tax.

GTY: Guaranty Agreement

INS: Insured

LIQ: Liquidity Facility

LOC: Letter of Credit

NATL: National Public Finance Guarantee Corp.

Prerefunded: Bonds which are prerefunded are collateralized usually by U.S. Treasury securities which are held in escrow and used to pay principal and interest on tax-exempt issues and to retire the bonds in full at the earliest refunding date.

SPA: Standby Bond Purchase Agreement

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Securities held by the Fund are reflected as Level 2 because the securities are valued at amortized cost (which approximates fair value) and, accordingly, the inputs used to determine value are not quoted prices in an active market.

The following is a summary of the inputs used as of October 31, 2013 in valuing the Fund's investments. For information on the Fund's policy regarding the valuation of investments, please refer to the Security Valuation section of Note 1 in the accompanying Notes to Financial Statements.
Assets	Level 1	Level 2	Level 3	Total

Municipal Investments (a)	$—	$1,904,804,886	$—	$1,904,804,886
Total	$—	$1,904,804,886	$—	$1,904,804,886

There have been no transfers between fair value measurement levels during the period ended October 31, 2013.

(a) See Investment Portfolio for additional detailed categorizations.

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities
as of October 31, 2013 (Unaudited)
Assets	Tax-Exempt Portfolio
Investments: Investments in securities, valued at amortized cost	$1,904,804,886
Receivable for investments sold	5,710,000
Receivable for Fund shares sold	3,942,699
Interest receivable	1,955,195
Due from Advisor	5,246
Other assets	91,252
Total assets	1,916,509,278
Liabilities
Cash overdraft	6,454,420
Payable for Fund shares redeemed	434,940
Distributions payable	6,183
Accrued management fee	15,814
Accrued Trustees' fees	19,760
Other accrued expenses and payables	290,768
Total liabilities	7,221,885
Net assets, at value	$1,909,287,393
Net Assets Consist of
Undistributed net investment income	213,517
Accumulated net realized gain (loss)	177,152
Paid-in capital	1,908,896,724
Net assets, at value	$1,909,287,393

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities as of October 31, 2013 (Unaudited) (continued)
Net Asset Value	Tax-Exempt Portfolio
Capital Assets Funds Shares Net Asset Value, offering and redemption price per share ($5,930,493 ÷ 5,928,553 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00
Davidson Cash Equivalent Shares Net Asset Value, offering and redemption price per share ($69,776,100 ÷ 69,753,283 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00
DWS Tax-Exempt Cash Institutional Shares Net Asset Value, offering and redemption price per share ($955,840,571 ÷ 955,528,006 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00
DWS Tax-Exempt Money Fund Net Asset Value, offering and redemption price per share ($262,720,231 ÷ 262,634,779 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00
DWS Tax-Free Money Fund Class S Net Asset Value, offering and redemption price per share ($100,092,607 ÷ 100,059,790 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00
Service Shares Net Asset Value, offering and redemption price per share ($54,731,946 ÷ 54,714,049 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00
Tax-Exempt Cash Managed Shares Net Asset Value, offering and redemption price per share ($121,596,420 ÷ 121,556,657 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00
Tax-Free Investment Class Net Asset Value, offering and redemption price per share ($338,599,025 ÷ 338,488,303 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00

The accompanying notes are an integral part of the financial statements.

Statement of Operations
for the six months ended October 31, 2013 (Unaudited)
Investment Income	Tax-Exempt Portfolio
Income: Interest	$1,452,073
Expenses: Management fee	639,783
Administration fee	970,444
Services to shareholders	560,912
Distribution and service fees	1,037,385
Custodian fee	13,741
Professional fees	61,769
Reports to shareholders	77,359
Registration fees	72,404
Trustees' fees and expenses	37,111
Other	51,304
Total expenses before expense reductions	3,522,212
Expense reductions	(2,169,613)
Total expenses after expense reductions	1,352,599
Net investment income	99,474
Net realized gain (loss) from investments	177,152
Net increase (decrease) in net assets resulting from operations	$276,626

The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets
	Tax-Exempt Portfolio
Increase (Decrease) in Net Assets	Six Months Ended October 31, 2013 (Unaudited)	Year Ended April 30, 2013
Operations: Net investment income	$99,474	$312,710
Net realized gain (loss)	177,152	119,059
Net increase in net assets resulting from operations	276,626	431,769
Distributions to shareholders from: Net investment income: Capital Assets Funds Shares	(431)	(2,578)
Davidson Cash Equivalent Shares	(3,856)	(16,635)
DWS Tax-Exempt Cash Institutional Shares	(51,041)	(347,411)
DWS Tax-Exempt Money Fund	(12,294)	(63,056)
DWS Tax-Free Money Fund Class S	(4,942)	(22,814)
Service Shares	(2,568)	(12,350)
Tax-Exempt Cash Managed Shares	(6,199)	(36,504)
Tax-Free Investment Class	(17,277)	(80,485)
Net realized gain: Capital Assets Funds Shares	—	(686)
Davidson Cash Equivalent Shares	—	(4,358)
DWS Tax-Exempt Cash Institutional Shares	—	(58,793)
DWS Tax-Exempt Money Fund	—	(15,872)
DWS Tax-Free Money Fund Class S	—	(5,799)
Service Shares	—	(2,541)
Tax-Exempt Cash Managed Shares	—	(9,837)
Tax-Free Investment Class	—	(21,062)
Total distributions	(98,608)	(700,781)
Fund share transactions: Proceeds from shares sold	1,956,055,048	3,574,503,665
Reinvestment of distributions	63,363	409,744
Cost of shares redeemed	(1,911,311,210)	(3,871,064,788)
Net increase (decrease) in net assets from Fund share transactions	44,807,201	(296,151,379)
Increase (decrease) in net assets	44,985,219	(296,420,391)
Net assets at beginning of period	1,864,302,174	2,160,722,565
Net assets at end of period (including undistributed net investment income of $213,517 and $212,651, respectively)	$1,909,287,393	$1,864,302,174

The accompanying notes are an integral part of the financial statements.

Financial Highlights
Tax-Exempt Portfolio Tax-Free Investment Class
Six Months Ended 10/31/13 (Unaudited)			Years Ended April 30,
			2013		2012		2011		2010		2009
Selected Per Share Data
Net asset value, beginning of period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00
Income (loss) from investment operations: Net investment income	.000	***	.000	***	.000	***	.000	***	.000	***	.011
Net realized gain (loss)	.000	***	.000	***	.000	***	.000	***	.000	***	.000 ***
Total from investment operations	.000	***	.000	***	.000	***	.000	***	.000	***	.011
Less distributions from: Net investment income	(.000	)***	(.000	)***	(.000	)***	(.000	)***	(.000	)***	(.011)
Net realized gains	—		(.000	)***	—		—		(.000	)***	—
Total distributions	(.000	)***	(.000	)***	(.000	)***	(.000	)***	(.000	)***	(.011)
Net asset value, end of period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00
Total Return (%)	.01	a**	.03	a	.02	a	.01	a	.04	a	1.15
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	339		312		314		383		407		570
Ratio of expenses before expense reductions (%)	.64	*	.63		.62		.61		.62		.63
Ratio of expenses after expense reductions (%)	.14	*	.19		.22		.35		.45		.63
Ratio of net investment income (%)	.01	*	.01		.01		.01		.02		1.16
a Total return would have been lower had certain expenses not been reduced. * Annualized ** Not annualized *** Amount is less than $.0005.

Notes to Financial Statements (Unaudited)

A. Organization and Significant Accounting Policies

Cash Account Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end investment management company organized as a Massachusetts business trust.

The Trust offers three funds: Money Market Portfolio, Government & Agency Securities Portfolio and Tax-Exempt Portfolio. These financial statements report on Tax-Exempt Portfolio (the "Fund").

Tax-Exempt Portfolio offers eight classes of shares: Capital Assets Funds Shares, Davidson Cash Equivalent Shares, DWS Tax-Exempt Cash Institutional Shares, DWS Tax-Exempt Money Fund, DWS Tax-Free Money Fund Class S, Service Shares, Tax-Exempt Cash Managed Shares and Tax-Free Investment Class.

The financial highlights for all classes of shares, other than Tax-Free Investment Class, are provided separately and are available upon request.

The Fund's investment income, realized gains and losses, and certain Fund-level expenses and expense reductions, if any, are borne pro rata on the basis of relative net assets by the holders of all classes of shares of the Fund, except that each class bears certain expenses unique to that class such as distribution and service fees, services to shareholders and certain other class-specific expenses. Differences in class-level expenses may result in payment of different per share dividends by class. All shares of the Trust have equal rights with respect to voting subject to class-specific arrangements.

The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates. Actual results could differ from those estimates. The policies described below are followed consistently by the Fund in the preparation of its financial statements.

Security Valuation. Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Fund values all securities utilizing the amortized cost method permitted in accordance with Rule 2a-7 under the 1940 Act and certain conditions therein. Under this method, which does not take into account unrealized capital gains or losses on securities, an instrument is initially valued at its cost and thereafter assumes a constant accretion/amortization rate to maturity of any discount or premium. Securities held by the Fund are reflected as Level 2 because the securities are valued at amortized cost (which approximates fair value) and, accordingly, the inputs used to determine value are not quoted prices in an active market.

Disclosure about the classification of fair value measurements is included in a table following the Fund's Investment Portfolio.

Federal Income Taxes. The Fund's policy is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies and to distribute all of its taxable and tax-exempt income to its shareholders.

The Fund has reviewed the tax positions for the open tax years as of April 30, 2013 and has determined that no provision for income tax is required in the Fund's financial statements. The Fund's federal tax returns for the prior three fiscal years remain open subject to examination by the Internal Revenue Service.

Distribution of Income. Net investment income of the Fund is declared as a daily dividend and is distributed to shareholders monthly. The Fund may take into account capital gains and losses in its daily dividend declarations. The Fund may also make additional distributions for tax purposes if necessary.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Temporary book and tax basis differences will reverse in a subsequent period. There were no significant book-to-tax differences for the Fund.

The tax character of current year distributions will be determined at the end of the current fiscal year.

Expenses. Expenses of the Trust arising in connection with a specific Fund are allocated to that Fund. Other Trust expenses which cannot be directly attributed to a Fund are apportioned pro rata on the basis of relative net assets among the funds in the Trust based upon the relative net assets or other appropriate measures.

Contingencies. In the normal course of business, the Fund may enter into contracts with service providers that contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet been made. However, based on experience, the Fund expects the risk of loss to be remote.

Other. Investment transactions are accounted for on trade date. Interest income is recorded on the accrual basis. Realized gains and losses from investment transactions are recorded on an identified cost basis and may include proceeds from litigation. All discounts and premiums are accreted/amortized for both tax and financial reporting purposes.

B. Related Parties

Management Agreement. Under an Amended and Restated Investment Management Agreement with Deutsche Investment Management Americas Inc. ("DIMA" or the "Advisor"), an indirect, wholly owned subsidiary of Deutsche Bank AG, the Advisor directs the investments of the Fund in accordance with its investment objectives, policies and restrictions. The Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Fund.

The Fund pays a monthly management fee based on the combined average daily net assets of the three Funds of the Trust and allocated to the Fund based on its relative net assets, computed and accrued daily and payable monthly, at the following annual rates:
First $500 million of the Funds' combined average daily net assets	.120%
Next $500 million of such net assets	.100%
Next $1 billion of such net assets	.075%
Next $1 billion of such net assets	.060%
Over $3 billion of such net assets	.050%

For the period from May 1, 2013 through September 30, 2014, the Advisor has contractually agreed to waive its fees and/or reimburse certain operating expenses of the Tax-Free Investment Class to the extent necessary to maintain the operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest) at 0.72%.

The Advisor has agreed to voluntarily waive additional expenses. The voluntary waiver may be changed or terminated at any time without notice. Under these arrangements, the Advisor waived certain expenses on Tax-Free Investment Class shares.

Accordingly, for the six months ended October 31, 2013, the Advisor earned a management fee on the Tax-Exempt Portfolio aggregating $639,783, of which $618,196 was waived, resulting in an annualized effective rate of 0.002% of the Fund's average daily net assets.

In addition, the Advisor has also agreed to maintain expenses of certain other classes of the Trust. These rates are disclosed in the respective share classes' annual reports that are provided separately and are available upon request.

Administration Fee. Pursuant to an Administrative Services Agreement, DIMA provides most administrative services to the Fund. For all services provided under the Administrative Services Agreement, the Fund pays the Advisor an annual fee ("Administration Fee") of 0.10% of the Fund's average daily net assets, computed and accrued daily and payable monthly. For the six months ended October 31, 2013, the Administration Fee was as follows:
Fund	Administration Fee	Unpaid at October 31, 2013
Tax-Exempt Portfolio	$970,444	$162,633

Service Provider Fees. DWS Investments Service Company ("DISC"), an affiliate of the Advisor, is the transfer agent, dividend-paying agent and shareholder service agent for the Fund. Pursuant to a sub-transfer agency agreement between DISC and DST Systems, Inc. ("DST"), DISC has delegated certain transfer agent, dividend-paying agent and shareholder service agent functions to DST. DISC compensates DST out of the shareholder servicing fee it receives from the Fund. For the six months ended October 31, 2013, the amounts charged to the Fund by DISC were as follows:
Tax-Exempt Portfolio:	Total Aggregated	Waived	Unpaid at October 31, 2013
Capital Assets Funds Shares	$10,785	$10,618	$167
Davidson Cash Equivalent Shares	57,839	57,778	61
DWS Tax-Exempt Cash Institutional Shares	74,977	70,923	4,054
DWS Tax-Exempt Money Fund	41,417	41,417	—
DWS Tax-Free Money Fund Class S	29,876	29,759	117
Service Shares	64,227	64,227	—
Tax-Exempt Cash Managed Shares	37,203	36,404	799
Tax-Free Investment Class	201,794	201,683	111
	$518,118	$512,809	$5,309

For the six months ended October 31, 2013, the Advisor reimbursed the Fund $1,223 of sub-recordkeeping fees for DWS Tax-Exempt Money Fund class.

Distribution Service Agreement. Under the Distribution Service Agreement, in accordance with Rule 12b-1 under the 1940 Act, DWS Investments Distributors, Inc. ("DIDI"), an affiliate of the Advisor, receives a fee ("Distribution Fee"), calculated as a percentage of average daily net assets for the shares listed in the following table.

For the six months ended October 31, 2013, the Distribution Fee was as follows:
Tax-Exempt Portfolio:	Distribution Fee	Waived	Annualized Effective Rate	Contractual Rate (Up To)
Capital Assets Funds Shares	$14,236	$14,236	.00%	.33%
Davidson Cash Equivalent Shares	115,677	115,677	.00%	.30%
Service Shares	154,144	154,144	.00%	.60%
Tax-Free Investment Class	432,138	432,138	.00%	.25%
	$716,195	$716,195

In addition, DIDI provides information and administrative services for a fee ("Service Fee") for the shares listed in the following table. A portion of these fees may be paid pursuant to a Rule 12b-1 plan.

For the six months ended October 31, 2013, the Service Fee was as follows:
Tax-Exempt Portfolio:	Service Fee	Waived	Annualized Effective Rate	Contractual Rate (Up To)
Capital Assets Funds Shares	$10,785	$10,785	.00%	.25%
Davidson Cash Equivalent Shares	96,398	96,398	.00%	.25%
Tax-Exempt Cash Managed Shares	93,008	93,008	.00%	.15%
Tax-Free Investment Class	120,999	120,999	.00%	.07%
	$321,190	$321,190

Typesetting and Filing Service Fees. Under an agreement with DIMA, DIMA is compensated for providing typesetting and certain regulatory filing services to the Fund. For the six months ended October 31, 2013, the amount charged to the Fund by DIMA included in the Statement of Operations under "reports to shareholders" was as follows:
Fund	Total Aggregated	Unpaid at October 31, 2013
Tax-Exempt Portfolio	$43,547	$17,691

Trustees' Fees and Expenses. The Fund paid retainer fees to each Trustee not affiliated with the Advisor, plus specified amounts to the Board Chairperson and Vice Chairperson and to each committee Chairperson.

C. Concentration of Ownership

From time to time, the Fund may have a concentration of several shareholder accounts holding a significant percentage of shares outstanding. Investment activities of these shareholders could have a material impact on the Fund.

At October 31, 2013, three shareholder accounts held approximately 30%, 19% and 12% of the outstanding shares of the Fund.

D. Line of Credit

The Fund and other affiliated funds (the "Participants") share in a $375 million revolving credit facility provided by a syndication of banks. The Fund may borrow for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee which is allocated based on net assets, among each of the Participants. Interest is calculated at a rate per annum equal to the sum of the Federal Funds Rate plus 1.25 percent plus, if LIBOR exceeds the Federal Funds Rate, the amount of such excess. The Fund may borrow up to a maximum of 33 percent of its net assets under the agreement. The Fund had no outstanding loans at October 31, 2013.

E. Share Transactions

The following table summarizes share and dollar activity in the Fund:

Tax-Exempt Portfolio
	Six Months Ended October 31, 2013		Year Ended April 30, 2013
	Shares	Dollars	Shares	Dollars
Shares sold
Capital Assets Funds Shares	13,801,068	$13,801,068	33,780,270	$33,780,270
Davidson Cash Equivalent Shares	130,013,855	130,013,855	115,063,476	115,063,476
DWS Tax-Exempt Cash Institutional Shares	1,083,302,179	1,083,302,179	2,372,880,502	2,372,880,502
DWS Tax-Exempt Money Fund	149,406,947	149,406,947	251,306,829	251,306,829
DWS Tax-Free Money Fund Class S	32,332,345	32,332,345	28,082,317	28,082,317
Service Shares	66,756,033	66,756,033	138,095,905	138,095,905
Tax-Exempt Cash Managed Shares	244,889,983	244,889,983	238,693,476	238,693,476
Tax-Free Investment Class	235,518,370	235,518,370	396,600,890	396,600,890
Account Maintenance Fees	—	34,268	—	—
		$1,956,055,048		$3,574,503,665
Shares issued to shareholders in reinvestment of distributions
Capital Assets Funds Shares	431	$431	3,264	$3,264
Davidson Cash Equivalent Shares	3,620	3,620	20,992	20,992
DWS Tax-Exempt Cash Institutional Shares	20,474	20,474	163,290	163,290
DWS Tax-Exempt Money Fund	12,086	12,086	76,913	76,913
DWS Tax-Free Money Fund Class S	7,079	7,079	27,387	27,387
Service Shares	2,565	2,565	14,768	14,768
Tax-Exempt Cash Managed Shares	4	4	2,584	2,584
Tax-Free Investment Class	17,104	17,104	100,546	100,546
		$63,363		$409,744
Shares redeemed
Capital Assets Funds Shares	(17,929,827)	$(17,929,827)	(35,324,040)	$(35,324,040)
Davidson Cash Equivalent Shares	(130,642,176)	(130,642,176)	(106,210,991)	(106,210,991)
DWS Tax-Exempt Cash Institutional Shares	(1,098,032,303)	(1,098,032,303)	(2,508,359,723)	(2,508,359,723)
DWS Tax-Exempt Money Fund	(128,723,725)	(128,723,725)	(322,145,746)	(322,145,746)
DWS Tax-Free Money Fund Class S	(32,158,599)	(32,158,599)	(38,170,621)	(38,170,621)
Service Shares	(56,939,320)	(56,939,320)	(171,243,303)	(171,243,303)
Tax-Exempt Cash Managed Shares	(238,394,192)	(238,394,192)	(290,012,104)	(290,012,104)
Tax-Free Investment Class	(208,491,068)	(208,491,068)	(399,598,260)	(399,598,260)
		$(1,911,311,210)		$(3,871,064,788)
Net increase (decrease)
Capital Assets Funds Shares	(4,128,328)	$(4,128,328)	(1,540,506)	$(1,540,506)
Davidson Cash Equivalent Shares	(624,701)	(624,701)	8,873,477	8,873,477
DWS Tax-Exempt Cash Institutional Shares	(14,709,650)	(14,709,650)	(135,315,931)	(135,315,931)
DWS Tax-Exempt Money Fund	20,695,308	20,695,308	(70,762,004)	(70,762,004)
DWS Tax-Free Money Fund Class S	180,825	180,825	(10,060,917)	(10,060,917)
Service Shares	9,819,278	9,819,278	(33,132,630)	(33,132,630)
Tax-Exempt Cash Managed Shares	6,495,795	6,495,795	(51,316,044)	(51,316,044)
Tax-Free Investment Class	27,044,406	27,044,406	(2,896,824)	(2,896,824)
Account Maintenance Fees	—	34,268	—	—
		$44,807,201		$(296,151,379)

Information About Your Fund's Expenses

As an investor of the Fund, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Fund expenses. Examples of transaction costs include account maintenance fees, which are not shown in this section. The following tables are intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. In the most recent six-month period, the Fund limited these expenses; had it not done so, expenses would have been higher for the Tax-Free Investment Class. The example in the table is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (May 1, 2013 to October 31, 2013).

The tables illustrate your Fund's expenses in two ways:

—Actual Fund Return. This helps you estimate the actual dollar amount of ongoing expenses (but not transaction costs) paid on a $1,000 investment in the Fund using the Fund's actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Expenses Paid per $1,000" line under the share class you hold.

— Hypothetical 5% Fund Return. This helps you to compare your Fund's ongoing expenses (but not transaction costs) with those of other mutual funds using the Fund's actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs. The "Expenses Paid per $1,000" line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expense of owning different funds. If these transaction costs had been included, your costs would have been higher.

Expenses and Value of a $1,000 Investment for the six months ended October 31, 2013 (Unaudited)
Actual Fund Return	Tax-Free Investment Class
Beginning Account Value 5/1/13	$1,000.00
Ending Account Value 10/31/13	$1,000.05
Expenses Paid per $1,000*	$.71
Hypothetical 5% Fund Return
Beginning Account Value 5/1/13	$1,000.00
Ending Account Value 10/31/13	$1,024.50
Expenses Paid per $1,000*	$.71
* Expenses are equal to the Fund's annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by 184 (the number of days in the most recent six-month period), then divided by 365.

Annualized Expense Ratio
Tax-Free Investment Class	.14%
For more information, please refer to the Fund's prospectus.
For an analysis of the fees associated with an investment in the Fund or similar funds, please refer to http://apps.finra.org/fundanalyzer/1/fa.aspx.

Other Information

Proxy Voting

The Fund's policies and procedures for voting proxies for portfolio securities and information about how the Fund voted proxies related to its portfolio securities during the 12-month period ended June 30 are available on our Web site — dws-investments.com (click on "proxy voting" at the bottom of the page) — or on the SEC's Web site — sec.gov. To obtain a written copy of the Fund's policies and procedures without charge, upon request, call us toll free at (800) 728-3337.

Portfolio Holdings

Following the Fund's fiscal first and third quarter-end, a complete portfolio holdings listing is filed with the SEC on Form N-Q. In addition, each month, information about the Fund and its portfolio holdings is filed with the SEC on Form N-MFP. The SEC delays the public availability of the information filed on Form N-MFP for 60 days after the end of the reporting period included in the filing. These forms will be available on the SEC's Web site at sec.gov, and they may also be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the SEC's Public Reference Room may be obtained by calling (800) SEC-0330. The Fund's portfolio holdings are also posted on dws-investments.com from time to time. Please see the Fund's current prospectus for more information.

Money Market Fund Reform

In June 2013, the SEC proposed money market fund reform intended to address perceived systemic risks associated with money market funds and to improve transparency for money market fund investors. The Financial Stability Oversight Council (FSOC), a board of U.S. regulators established by the Dodd-Frank Act, had also previously proposed similar recommendations for money market fund reform. If one or more of the SEC or FSOC proposals for money market fund reform were to be adopted in the future, such regulatory action may affect the fund's operations and/or return potential.

Advisory Agreement Board Considerations and Fee Evaluation

The Board of Trustees approved the renewal of Tax-Exempt Portfolio's investment management agreement (the "Agreement") with Deutsche Investment Management Americas Inc. ("DIMA") in September 2013.

In terms of the process that the Board followed prior to approving the Agreement, shareholders should know that:

— In September 2013, all but one of the Fund's Trustees were independent of DIMA and its affiliates.

— The Trustees met frequently during the past year to discuss fund matters and dedicated a substantial amount of time to contract review matters. Over the course of several months, the Board's Contract Committee, in coordination with the Board's Fixed Income and Asset Allocation Oversight Committee, reviewed comprehensive materials received from DIMA, independent third parties and independent counsel. These materials included an analysis of the Fund's performance, fees and expenses, and profitability compiled by a fee consultant retained by the Fund's Independent Trustees (the "Fee Consultant"). The Board also received extensive information throughout the year regarding performance of the Fund.

— The Independent Trustees regularly meet privately with their independent counsel to discuss contract review and other matters. In addition, the Independent Trustees were also advised by the Fee Consultant in the course of their review of the Fund's contractual arrangements and considered a comprehensive report prepared by the Fee Consultant in connection with their deliberations.

— In connection with reviewing the Agreement, the Board also reviewed the terms of the Fund's Rule 12b-1 plan, distribution agreement, administrative services agreement, transfer agency agreement and other material service agreements.

— Based on its evaluation of the information provided, the Contract Committee presented its findings and recommendations to the Board. The Board then reviewed the Contract Committee's findings and recommendations.

In connection with the contract review process, the Contract Committee and the Board considered the factors discussed below, among others. The Board also considered that DIMA and its predecessors have managed the Fund since its inception, and the Board believes that a long-term relationship with a capable, conscientious advisor is in the best interests of the Fund. The Board considered, generally, that shareholders chose to invest or remain invested in the Fund knowing that DIMA managed the Fund, and that the Agreement was approved by the Fund's shareholders. DIMA is part of Deutsche Bank AG, a major global banking institution that is engaged in a wide range of financial services. The Board believes that there are advantages to being part of a global asset management business that offers a wide range of investing expertise and resources, including hundreds of portfolio managers and analysts with research capabilities in many countries throughout the world.

As part of the contract review process, the Board carefully considered the fees and expenses of each DWS fund overseen by the Board in light of the fund's performance. In many cases, this led to a negotiation with DIMA of lower expense caps as part of the 2012 and 2013 contract review processes than had previously been in place. As part of these negotiations, the Board indicated that it would consider relaxing these new lower caps in future years following sustained improvements in performance, among other considerations.

In June 2012, Deutsche Bank AG ("DB"), DIMA's parent company, announced that DB would combine its Asset Management (of which DIMA was a part) and Wealth Management divisions. DB has advised the Independent Trustees that the U.S. asset management business is a critical and integral part of DB, and that it has, and will continue to, reinvest a significant portion of the substantial savings it expects to realize by combining its Asset Management and Wealth Management divisions into the new Asset and Wealth Management ("AWM") division, including ongoing enhancements to its investment capabilities. DB also has confirmed its commitment to maintaining strong legal and compliance groups within the AWM division.

While shareholders may focus primarily on fund performance and fees, the Fund's Board considers these and many other factors, including the quality and integrity of DIMA's personnel and such other issues as back-office operations, fund valuations, and compliance policies and procedures.

Nature, Quality and Extent of Services. The Board considered the terms of the Agreement, including the scope of advisory services provided under the Agreement. The Board noted that, under the Agreement, DIMA provides portfolio management services to the Fund and that, pursuant to a separate administrative services agreement, DIMA provides administrative services to the Fund. The Board considered the experience and skills of senior management and investment personnel, the resources made available to such personnel, the ability of DIMA to attract and retain high-quality personnel, and the organizational depth and stability of DIMA. The Board reviewed the Fund's performance over short-term and long-term periods and compared those returns to various agreed-upon performance measures, including a peer universe compiled by the Fee Consultant using information supplied by iMoneyNet, an independent fund data service. The Board also noted that it has put into place a process of identifying "Focus Funds" (e.g., funds performing poorly relative to their benchmark or a peer universe compiled by an independent fund data service), and receives more frequent reporting and information from DIMA regarding such funds, along with DIMA's remedial plans to address underperformance. The Board believes this process is an effective manner of identifying and addressing underperforming funds. Based on the information provided, the Board noted that for the one- and three-year periods ended December 31, 2012, the Fund's gross performance (DWS Tax-Exempt Cash Institutional Shares) was in the 2nd quartile of the applicable iMoneyNet universe (the 1st quartile being the best performers and the 4th quartile being the worst performers).

Fees and Expenses. The Board considered the Fund's investment management fee schedule, operating expenses and total expense ratios, and comparative information provided by Lipper Inc. ("Lipper") and the Fee Consultant regarding investment management fee rates paid to other investment advisors by similar funds (1st quartile being the most favorable and 4th quartile being the least favorable). With respect to management fees paid to other investment advisors by similar funds, the Board noted that the contractual fee rates paid by the Fund, which include a 0.10% fee paid to DIMA under the Fund's administrative services agreement, were lower than the median (1st quartile) of the applicable Lipper peer group (based on Lipper data provided as of December 31, 2012). Based on Lipper data provided as of December 31, 2012, the Board noted that the Fund's total (net) operating expenses were equal to or lower than the median of the applicable Lipper expense universe for Capital Assets Funds Shares (2nd quartile), Davidson Cash Equivalent Shares (2nd quartile), Tax-Exempt Cash Managed Shares (2nd quartile), Tax-Free Investment Class shares (2nd quartile), Service Shares (2nd quartile), DWS Tax-Exempt Cash Institutional Shares (2nd quartile) and DWS Tax Exempt Money Fund shares (2nd quartile) and higher than the median of the applicable Lipper expense universe for DWS Tax-Free Money Fund Class S shares (4th quartile). The Board considered the Fund's management fee rate as compared to fees charged by DIMA to comparable funds and considered differences between the Fund and the comparable funds. The Board also considered how the Fund's total (net) operating expenses compared to the total (net) operating expenses of a more customized peer group selected by Lipper (based on such factors as asset size). The Board noted the expense limitations agreed to by DIMA. The Board also noted the significant voluntary fee waivers implemented by DIMA to ensure the Fund maintained a positive yield.

The information considered by the Board as part of its review of management fees included information regarding fees charged by DIMA and its affiliates to similar institutional accounts and to similar funds offered primarily to European investors ("DWS Europe funds"), in each case as applicable. The Board observed that advisory fee rates for institutional accounts generally were lower than the management fees charged by similarly managed DWS U.S. mutual funds ("DWS Funds"), but also took note of the differences in services provided to DWS Funds as compared to institutional accounts. In the case of DWS Europe funds, the Board observed that fee rates for DWS Europe funds generally were higher than for similarly managed DWS Funds, but noted that differences in the types of services provided to DWS Funds relative to DWS Europe funds made it difficult to compare such fees.

On the basis of the information provided, the Board concluded that management fees were reasonable and appropriate in light of the nature, quality and extent of services provided by DIMA.

Profitability. The Board reviewed detailed information regarding revenues received by DIMA under the Agreement. The Board considered the estimated costs and pre-tax profits realized by DIMA from advising the DWS Funds, as well as estimates of the pre-tax profits attributable to managing the Fund in particular. The Board also received information regarding the estimated enterprise-wide profitability of DWS and its affiliates with respect to all fund services in totality and by fund. The Board and the Fee Consultant reviewed DIMA's methodology in allocating its costs to the management of the Fund. Based on the information provided, the Board concluded that the pre-tax profits realized by DIMA in connection with the management of the Fund were not unreasonable. The Board also reviewed information regarding the profitability of certain similar investment management firms. The Board noted that while information regarding the profitability of such firms is limited (and in some cases is not necessarily prepared on a comparable basis), DIMA and its affiliates' overall profitability with respect to the DWS fund complex (after taking into account distribution and other services provided to the funds by DIMA and its affiliates) was lower than the overall profitability levels of many comparable firms for which such data was available.

Economies of Scale. The Board considered whether there are economies of scale with respect to the management of the Fund and whether the Fund benefits from any economies of scale. The Board noted that the Fund's management fee schedule includes fee breakpoints. The Board concluded that the Fund's fee schedule represents an appropriate sharing between the Fund and DIMA of such economies of scale as may exist in the management of the Fund at current asset levels.

Other Benefits to DIMA and Its Affiliates. The Board also considered the character and amount of other incidental benefits received by DIMA and its affiliates, including any fees received by DIMA for administrative services provided to the Fund and any fees received by an affiliate of DIMA for distribution services. The Board also considered benefits to DIMA related to brokerage and soft-dollar allocations, including allocating brokerage to pay for research generated by parties other than the executing broker dealers, which pertain primarily to funds investing in equity securities, along with the incidental public relations benefits to DIMA related to DWS Funds advertising and cross-selling opportunities among DIMA products and services. The Board concluded that management fees were reasonable in light of these fallout benefits.

Compliance. The Board considered the significant attention and resources dedicated by DIMA to documenting and enhancing its compliance processes in recent years. The Board noted in particular (i) the experience and seniority of both DIMA's chief compliance officer and the Fund's chief compliance officer; (ii) the large number of DIMA compliance personnel; and (iii) the substantial commitment of resources by DIMA and its affiliates to compliance matters.

Based on all of the information considered and the conclusions reached, the Board unanimously determined that the continuation of the Agreement is in the best interests of the Fund. In making this determination, the Board did not give particular weight to any single factor identified above. The Board considered these factors over the course of numerous meetings, certain of which were in executive session with only the Independent Trustees and their independent counsel present. It is possible that individual Trustees may have weighed these factors differently in reaching their individual decisions to approve the continuation of the Agreement.

Privacy Statement
FACTS	What Does Deutsche Asset & Wealth Management Do With Your Personal Information?
Why?
Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share and protect your personal information. Please read this notice carefully to understand what we do.

What?
The types of personal information we collect and share can include:
— Social Security number
— Account balances
— Purchase and transaction history
— Bank account information
— Contact information such as mailing address, e-mail address and telephone number

How?
All financial companies need to share customers' personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers' personal information, the reasons Deutsche Asset & Wealth Management chooses to share and whether you can limit this sharing.

Reasons we can share your personal information	Does Deutsche Asset & Wealth Management share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders or legal investigations	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We do not share
For our affiliates' everyday business purposes — information about your transactions and experiences	No	We do not share
For our affiliates' everyday business purposes — information about your creditworthiness	No	We do not share
For non-affiliates to market to you	No	We do not share
Questions?	Call (800) 728-3337 or e-mail us at service@dws.com

Who we are
Who is providing this notice?	DWS Investments Distributors, Inc.; Deutsche Investment Management Americas Inc.; DeAM Investor Services, Inc.; DWS Trust Company; the DWS Funds
What we do
How does Deutsche Asset & Wealth Management protect my personal information?
To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

How does Deutsche Asset & Wealth Management collect my personal information?
We collect your personal information, for example. When you:
— open an account
— give us your contact information
— provide bank account information for ACH or wire transactions
— tell us where to send money
— seek advice about your investments

Why can't I limit all sharing?
Federal law gives you the right to limit only
— sharing for affiliates' everyday business purposes — information about your creditworthiness
— affiliates from using your information to market to you
— sharing for non-affiliates to market to you
State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates
Companies related by common ownership or control. They can be financial or non-financial companies. Our affiliates include financial companies with the DWS or Deutsche Bank ("DB") name, such as DB AG Frankfurt and DB Alex Brown.

Non-affiliates
Companies not related by common ownership or control. They can be financial and non-financial companies.
Non-affiliates we share with include account service providers, service quality monitoring services, mailing service providers and verification services to help in the fight against money laundering and fraud.

Joint marketing	A formal agreement between non-affiliated financial companies that together market financial products or services to you. Deutsche Asset & Wealth Management does not jointly market.
Rev. 09/2013

Notes

Notes

Notes

Notes

DWS Investments Distributors, Inc.
222 S. Riverside Plaza
Chicago, IL 60606

PRESORTED
STANDARD
U.S. POSTAGE
PAID
COMPUTERSHARE

**CATTEP-3**
(R-033440-1 12/13)

ITEM 2.	CODE OF ETHICS

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable

ITEM 6.	SCHEDULE OF INVESTMENTS

Not applicable

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There were no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board. The primary function of the Nominating and Governance Committee is to identify and recommend individuals for membership on the Board and oversee the administration of the Board Governance Guidelines. Shareholders may recommend candidates for Board positions by forwarding their correspondence by U.S. mail or courier service to Kenneth C. Froewiss, Independent Chairman, DWS Mutual Funds, P.O. Box 78, Short Hills, NJ 07078.

ITEM 11.	CONTROLS AND PROCEDURES

(a)
The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)
There have been no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 12.	EXHIBITS

	(a)(1)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

	(b)	Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Money Market Portfolio, Government & Agency Securities Portfolio and Tax-Exempt Portfolio, each a series of Cash Account Trust

By:	/s/Brian E. Binder Brian E. Binder President

Date:	December 30, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Brian E. Binder Brian E. Binder President

Date:	December 30, 2013

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	December 30, 2013